Schedule of Investments
(unaudited)
March 31, 2024
BlackRock Retirement Income 2030 Fund

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security Shares Value
Investment Companies
Fixed Income Funds — 99.8%
BlackRock Multi-Asset Income Portfolio , Class
K Shares
(a)
..................... 458,673 $ 4,628,016
Total Long-Term Investments — 99 .8%
(Cost: $ 4,855,658 )
(b)
.............................. 4,628,016
Security Shares Value
Short-Term Securities
Money Market Funds — 1 .3%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.19%
(a) (c)
.................. 60,267 $ 60,267
Total Short-Term Securities — 1 .3%
(Cost: $ 60,267 ) ................................. 60,267
Total Investments — 101 .1%
(Cost: $ 4,915,925 )
(b)
.............................. 4,688,283
Liabilities in Excess of Other Assets — (1.1) % ............ (49,901)
Net Assets — 100.0% .............................. $ 4,638,382
(a)
Affiliate of the Fund.
(b)
Cost for U.S. federal income tax purposes.
(c)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/24
Shares
Held at
03/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 41,753 $ 18,514
(a)
$ — $ — $ — $ 60,267 60,267 $ — $ —
BlackRock Multi-Asset Income
Portfolio , Class K Shares . 4,622,971 — (44,999) (3,884) 53,928 4,628,016 458,673 — —
$ (3,884) $ 53,928 $ 4,688,283 $ — $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Retirement Income 2030 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies .................................... $ 4,628,016 $ — $ — $ 4,628,016
Short-Term Securities
Money Market Funds ...................................... 60,267 — — 60,267
$ 4,688,283 $ — $ — $ 4,688,283

Additional Financial Information
Schedule of Investments (Unaudited)
March 31, 2024
BlackRock Funds II
BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited)
March 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AB BSL CLO 2 Ltd., Series 2021-2A, Class A,
(3-mo. CME Term SOFR at 1.10% Floor +
1.36%), 6.68%, 04/15/34
(a) (b)
.......... USD 15,000 $ 15,015,512
Accredited Mortgage Loan Trust, Series 2004-4,
Class M2, (1-mo. CME Term SOFR at 1.58%
Floor + 1.69%), 5.57%, 01/25/35
(a)
...... 250 249,063
AGL CLO 3 Ltd., Series 2020-3A, Class C,
(3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 7.73%, 01/15/33
(a) (b)
.......... 2,000 2,000,202
AGL CLO 5 Ltd., Series 2020-5A, Class A1R,
(3-mo. CME Term SOFR at 1.16% Floor +
1.42%), 6.74%, 07/20/34
(a) (b)
.......... 4,000 4,003,726
AGL Core CLO 27 Ltd., Series 2023-27A, Class
A, (3-mo. CME Term SOFR at 1.73% Floor +
1.73%), 7.05%, 10/21/36
(a) (b)
.......... 7,000 7,049,575
AIMCO CLO
(a)(b)
Series 2015-AA, Class BR2, (3-mo. CME
Term SOFR at 1.60% Floor + 1.86%),
7.18%, 10/17/34 ................ 1,500 1,501,182
Series 2015-AA, Class CR2, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.58%, 10/17/34 ................ 3,000 3,000,007
Series 2015-AA, Class DR2, (3-mo. CME
Term SOFR at 3.05% Floor + 3.31%),
8.63%, 10/17/34 ................ 4,500 4,492,037
AIMCO CLO 10 Ltd.
(a)(b)
Series 2019-10A, Class CR, (3-mo. CME
Term SOFR at 1.90% Floor + 2.16%),
7.48%, 07/22/32 ................ 7,500 7,460,701
Series 2019-10A, Class DR, (3-mo. CME
Term SOFR at 2.90% Floor + 3.16%),
8.48%, 07/22/32 ................ 3,500 3,492,238
AIMCO CLO 11 Ltd., Series 2020-11A, Class
CR, (3-mo. CME Term SOFR at 2.00% Floor
+ 2.26%), 7.58%, 10/17/34
(a) (b)
......... 4,500 4,500,006
AIMCO CLO 12 Ltd., Series 2020-12A, Class
BR, (3-mo. CME Term SOFR at 1.70% Floor
+ 1.70%), 7.02%, 01/17/32
(a) (b)
......... 10,000 9,975,599
AIMCO CLO 15 Ltd., Series 2021-15A, Class
C, (3-mo. CME Term SOFR at 1.95% Floor +
2.21%), 7.53%, 10/17/34
(a) (b)
.......... 1,500 1,496,451
Allegro CLO II-S Ltd., Series 2014-1RA, Class
B, (3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 7.73%, 10/21/28
(a) (b)
.......... 1,300 1,300,143
Allegro CLO VI Ltd., Series 2017-2A, Class B,
(3-mo. CME Term SOFR at 1.50% Floor +
1.76%), 7.08%, 01/17/31
(a) (b)
.......... 1,000 999,519
Allegro CLO VII Ltd., Series 2018-1A, Class B,
(3-mo. CME Term SOFR at 1.65% Floor +
1.91%), 7.23%, 06/13/31
(a) (b)
.......... 1,000 999,176
Allegro CLO XI Ltd., Series 2019-2A, Class
A1A, (3-mo. CME Term SOFR at 1.39%
Floor + 1.65%), 6.96%, 01/19/33
(a) (b)
..... 2,000 2,000,977
ALM Ltd., Series 2020-1A, Class A2, (3-mo.
CME Term SOFR + 2.11%), 7.43%,
10/15/29
(a) (b)
..................... 3,500 3,509,096
AMMC CLO 21 Ltd., Series 2017-21A, Class A,
(3-mo. CME Term SOFR at 1.25% Floor +
1.51%), 6.83%, 11/02/30
(a) (b)
.......... 1,077 1,077,198
AMSR Trust
(b)
Series 2019-SFR1, Class G, 4.86%,
01/19/39 ..................... 1,900 1,787,689
Series 2019-SFR1, Class H, 6.04%,
01/19/39 ..................... 2,417 2,319,554
Series 2020-SFR1, Class E, 3.22%,
04/17/37 ..................... 10,250 9,898,121
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2020-SFR1, Class F, 3.57%,
04/17/37 ..................... USD 19,850 $ 19,182,038
Series 2020-SFR1, Class G, 4.31%,
04/17/37 ..................... 7,500 7,245,802
Series 2020-SFR2, Class E2, 4.28%,
07/17/37 ..................... 2,000 1,943,459
Series 2020-SFR2, Class I, 5.25%, 07/17/37 9,400 8,997,017
Series 2020-SFR4, Class G2, 4.87%,
11/17/37 ..................... 3,441 3,298,812
Series 2021-SFR3, Class F, 3.23%,
10/17/38 ..................... 11,000 9,861,430
Anchorage Capital CLO 11 Ltd., Series 2019-
11A, Class CR, (3-mo. CME Term SOFR at
2.30% Floor + 2.56%), 7.88%, 07/22/32
(a) (b)
700 700,014
Anchorage Capital CLO 15 Ltd., Series 2020-
15A, Class AR, (3-mo. CME Term SOFR at
1.20% Floor + 1.46%), 6.78%, 07/20/34
(a) (b)
7,000 6,995,228
Anchorage Capital CLO 18 Ltd., Series 2021-
18A, Class A1, (3-mo. CME Term SOFR +
1.41%), 6.73%, 04/15/34
(a) (b)
.......... 1,000 999,285
Anchorage Capital CLO 20 Ltd.
(a)(b)
Series 2021-20A, Class A1, (3-mo. CME
Term SOFR at 1.20% Floor + 1.46%),
6.78%, 01/20/35 ................ 1,300 1,301,421
Series 2021-20A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 2.06%), 7.38%,
01/20/35 ..................... 1,500 1,494,178
Anchorage Capital CLO 25 Ltd., Series 2022-
25A, Class C, (3-mo. CME Term SOFR at
2.35% Floor + 2.35%), 7.67%, 04/20/35
(a) (b)
5,000 4,993,965
Anchorage Capital CLO 3-R Ltd., Series 2014-
3RA, Class B, (3-mo. CME Term SOFR at
1.50% Floor + 1.76%), 7.08%, 01/28/31
(a) (b)
3,400 3,396,299
Anchorage Capital CLO 9 Ltd., Series 2016-9A,
Class BR2, (3-mo. CME Term SOFR at
1.75% Floor + 2.01%), 7.33%, 07/15/32
(a) (b)
1,000 997,944
Anchorage Capital CLO Ltd.
(a)(b)
Series 2018-10A, Class A1A, (3-mo. CME
Term SOFR at 1.20% Floor + 1.46%),
6.78%, 10/15/31 ................ 7,155 7,162,696
Series 2018-10A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.33%,
10/15/31 ..................... 3,000 3,009,894
Series 2018-10A, Class D, (3-mo. CME Term
SOFR at 3.15% Floor + 3.41%), 8.73%,
10/15/31 ..................... 1,500 1,499,730
Apidos CLO XII, Series 2013-12A, Class AR,
(3-mo. CME Term SOFR at 1.08% Floor +
1.34%), 6.66%, 04/15/31
(a) (b)
.......... 2,223 2,224,942
Apidos CLO XV
(a)(b)
Series 2013-15A, Class CRR, (3-mo. CME
Term SOFR at 1.85% Floor + 2.11%),
7.43%, 04/20/31 ................ 3,000 2,996,252
Series 2013-15A, Class DRR, (3-mo. CME
Term SOFR at 2.70% Floor + 2.96%),
8.28%, 04/20/31 ................ 2,000 1,977,762
Apidos CLO XX, Series 2015-20A, Class BRR,
(3-mo. CME Term SOFR at 1.95% Floor +
2.21%), 7.53%, 07/16/31
(a) (b)
.......... 1,750 1,750,891
Apidos CLO XXII, Series 2015-22A, Class CR,
(3-mo. CME Term SOFR at 2.95% Floor +
3.21%), 8.53%, 04/20/31
(a) (b)
.......... 1,000 1,003,203

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Apidos CLO XXIX
(a)(b)
Series 2018-29A, Class A2, (3-mo. CME
Term SOFR at 1.55% Floor + 1.81%),
7.14%, 07/25/30 ................ USD 1,000 $ 998,850
Series 2018-29A, Class B, (3-mo. CME Term
SOFR at 1.90% Floor + 2.16%), 7.49%,
07/25/30 ..................... 1,000 1,000,942
Apidos CLO XXXIII, Series 2020-33A, Class
AR, (3-mo. CME Term SOFR at 1.15% Floor
+ 1.41%), 6.73%, 10/24/34
(a) (b)
......... 1,300 1,301,030
Apidos CLO XXXIV, Series 2020-34A, Class
A1R, (3-mo. CME Term SOFR at 1.15%
Floor + 1.41%), 6.73%, 01/20/35
(a) (b)
..... 14,000 14,008,981
Apidos CLO XXXIX Ltd., Series 2022-39A,
Class C, (3-mo. CME Term SOFR at 2.25%
Floor + 2.25%), 7.57%, 04/21/35
(a) (b)
..... 1,000 1,001,487
Apidos CLO XXXVI, Series 2021-36A, Class D,
(3-mo. CME Term SOFR at 2.90% Floor +
3.16%), 8.48%, 07/20/34
(a) (b)
.......... 1,000 994,734
Aqueduct European CLO DAC, Series 2017-2X,
Class E, (3-mo. EURIBOR at 4.40% Floor +
4.40%), 8.34%, 10/15/30
(a) (c)
.......... EUR 219 234,800
Ares L CLO Ltd., Series 2018-50A, Class BR,
(3-mo. CME Term SOFR at 1.60% Floor +
1.86%), 7.18%, 01/15/32
(a) (b)
.......... USD 6,000 5,984,270
Ares LIII CLO Ltd., Series 2019-53A, Class C,
(3-mo. CME Term SOFR at 2.65% Floor +
2.91%), 8.23%, 04/24/31
(a) (b)
.......... 4,500 4,500,038
Ares LV CLO Ltd., Series 2020-55A, Class BR,
(3-mo. CME Term SOFR at 1.70% Floor +
1.96%), 7.28%, 07/15/34
(a) (b)
.......... 1,000 1,001,326
Ares LXI CLO Ltd., Series 2021-61A, Class A,
(3-mo. CME Term SOFR at 1.15% Floor +
1.41%), 6.73%, 10/20/34
(a) (b)
.......... 7,500 7,497,654
Ares XLVII CLO Ltd., Series 2018-47A, Class
SUB, (3-mo. LIBOR USD + 0.00%), 0.00%,
04/15/30
(a) (b)
..................... 4,500 1,197,021
Ares XLVIII CLO Ltd., Series 2018-48A, Class
C, (3-mo. CME Term SOFR at 1.80% Floor +
2.06%), 7.38%, 07/20/30
(a) (b)
.......... 1,000 992,455
Ares XXXIR CLO Ltd., Series 2014-31RA,
Class A2, (3-mo. CME Term SOFR at 1.30%
Floor + 1.56%), 6.89%, 05/24/30
(a) (b)
..... 1,000 1,001,988
Ares XXXVII CLO Ltd.
(a)(b)
Series 2015-4A, Class A1R, (3-mo. CME
Term SOFR at 1.17% Floor + 1.43%),
6.75%, 10/15/30 ................ 2,303 2,304,139
Series 2015-4A, Class A3R, (3-mo. CME
Term SOFR at 1.50% Floor + 1.76%),
7.08%, 10/15/30 ................ 1,500 1,501,367
Series 2015-4A, Class BR, (3-mo. CME
Term SOFR at 1.80% Floor + 2.06%),
7.38%, 10/15/30 ................ 1,017 1,013,952
Ares XXXVR CLO Ltd., Series 2015-35RA,
Class A2, (3-mo. CME Term SOFR at 1.40%
Floor + 1.66%), 6.98%, 07/15/30
(a) (b)
..... 1,500 1,499,074
Arini European CLO I DAC, Series 1X, Class D,
(3-mo. EURIBOR at 6.04% Floor + 6.04%),
9.97%, 07/15/36
(a) (c)
................ EUR 410 443,659
Arini European CLO II DAC, Series 2X, Class
D, (3-mo. EURIBOR at 4.20% Floor +
4.20%), 0.00%, 04/15/38
(a) (c)
.......... 500 539,425
Assurant CLO I Ltd., Series 2017-1A, Class DR,
(3-mo. CME Term SOFR at 3.30% Floor +
3.56%), 8.88%, 10/20/34
(a) (b)
.......... USD 1,500 1,493,471
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Atlas Senior Loan Fund VII Ltd., Series 2016-
7A, Class A2R, (3-mo. CME Term SOFR at
1.55% Floor + 1.81%), 7.14%, 11/27/31
(a) (b)
USD 5,500 $ 5,492,606
Atlas Senior Loan Fund XI Ltd., Series 2018-
11A, Class A1L, (3-mo. CME Term SOFR +
1.36%), 6.69%, 07/26/31
(a) (b)
.......... 1,693 1,692,879
Atlas Senior Loan Fund XII Ltd., Series 2018-
12A, Class A1, (3-mo. CME Term SOFR at
1.18% Floor + 1.44%), 6.76%, 10/24/31
(a) (b)
1,592 1,591,878
Atrium VIII, Series 8A, Class SUB, 0.00%,
10/23/24
(a) (b)
..................... 11,500 4,370
Atrium XIV LLC, Series 14A, Class C, (3-mo.
CME Term SOFR at 1.95% Floor + 2.21%),
7.53%, 08/23/30
(a) (b)
................ 1,000 1,000,358
Atrium XV, Series 15A, Class B, (3-mo. CME
Term SOFR at 1.75% Floor + 2.01%),
7.33%, 01/23/31
(a) (b)
................ 1,000 1,001,192
Aurium CLO VIII DAC, Series 8X, Class D,
(3-mo. EURIBOR at 3.00% Floor + 3.00%),
6.93%, 06/23/34
(a) (c)
................ EUR 250 264,289
Avoca CLO XV DAC, Series 15X, Class ER,
(3-mo. EURIBOR at 4.13% Floor + 4.13%),
8.07%, 04/15/31
(a) (c)
................ 670 710,221
Bain Capital Credit CLO Ltd.
(a)(b)
Series 2019-2A, Class DR, (3-mo. CME
Term SOFR at 3.15% Floor + 3.41%),
8.73%, 10/17/32 ................ USD 1,000 988,052
Series 2021-3A, Class A, (3-mo. CME Term
SOFR at 1.16% Floor + 1.42%), 6.74%,
07/24/34 ..................... 6,750 6,764,365
Series 2021-7A, Class C, (3-mo. CME Term
SOFR at 2.10% Floor + 2.36%), 7.68%,
01/22/35 ..................... 2,250 2,251,598
Series 2022-1A, Class B, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 7.15%,
04/18/35 ..................... 5,000 4,958,123
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.20%), 7.50%,
04/18/35 ..................... 7,000 6,935,445
Series 2022-1A, Class D, (3-mo. CME Term
SOFR at 3.20% Floor + 3.20%), 8.50%,
04/18/35 ..................... 2,500 2,424,868
Ballyrock CLO 15 Ltd., Series 2021-1A, Class
B, (3-mo. CME Term SOFR at 2.05% Floor +
2.31%), 7.63%, 04/15/34
(a) (b)
.......... 1,500 1,500,884
Ballyrock CLO Ltd.
(a)(b)
Series 2019-2A, Class A1RR, (3-mo. CME
Term SOFR at 1.40% Floor + 1.40%),
6.72%, 02/20/36 ................ 3,000 2,992,117
Series 2020-2A, Class BR, (3-mo. CME
Term SOFR at 1.95% Floor + 2.21%),
7.53%, 10/20/31 ................ 4,500 4,498,989
Series 2020-2A, Class CR, (3-mo. CME
Term SOFR at 2.95% Floor + 3.21%),
8.53%, 10/20/31 ................ 2,000 2,009,832
Bardot CLO Ltd., Series 2019-2A, Class CR,
(3-mo. CME Term SOFR at 1.90% Floor +
2.16%), 7.48%, 10/22/32
(a) (b)
.......... 3,250 3,248,377
Battalion CLO 18 Ltd., Series 2020-18A, Class
DR, (3-mo. CME Term SOFR at 3.45% Floor
+ 3.71%), 9.03%, 10/15/36
(a) (b)
......... 2,000 1,969,614
Battalion CLO X Ltd., Series 2016-10A, Class
BR2, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 7.63%, 01/25/35
(a) (b)
..... 2,000 1,990,173

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Battalion CLO XIX Ltd.
(a)(b)
Series 2021-19A, Class C, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 7.58%,
04/15/34 ..................... USD 3,000 $ 2,972,193
Series 2021-19A, Class D, (3-mo. CME Term
SOFR at 3.25% Floor + 3.51%), 8.83%,
04/15/34 ..................... 3,000 2,973,069
Battalion CLO XVI Ltd., Series 2019-16A, Class
AR, (3-mo. CME Term SOFR at 1.12% Floor
+ 1.38%), 6.70%, 12/19/32
(a) (b)
......... 5,000 5,008,134
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2005-HE1, Class M2, (1-mo. CME
Term SOFR at 1.25% Floor + 1.36%),
5.98%, 01/25/35 ................ 344 346,279
Series 2006-HE7, Class 1A2, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%),
5.78%, 09/25/36 ................ 361 355,974
Series 2007-HE2, Class 22A, (1-mo. CME
Term SOFR at 0.14% Floor + 0.25%),
5.58%, 03/25/37 ................ 1,944 1,782,489
Series 2007-HE2, Class 23A, (1-mo. CME
Term SOFR at 0.14% Floor + 0.25%),
5.58%, 03/25/37 ................ 1,769 1,632,552
Series 2007-HE3, Class 2A, (1-mo. CME
Term SOFR at 0.14% Floor + 0.25%),
5.58%, 04/25/37 ................ 3,392 4,959,816
Bear Stearns Asset-Backed Securities Trust,
Series 2004-HE3, Class M2, (1-mo. CME
Term SOFR at 1.73% Floor + 1.84%),
5.71%, 04/25/34
(a)
................. 1,397 1,379,868
Benefit Street Partners CLO VIII Ltd., Series
2015-8A, Class A1AR, (3-mo. CME Term
SOFR at 1.10% Floor + 1.36%), 6.68%,
01/20/31
(a) (b)
..................... 1,169 1,169,952
Benefit Street Partners CLO XIX Ltd.
(a)(b)
Series 2019-19A, Class A, (3-mo. CME Term
SOFR at 1.35% Floor + 1.61%), 6.93%,
01/15/33 ..................... 7,000 7,006,860
Series 2019-19A, Class B, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 7.58%,
01/15/33 ..................... 4,250 4,260,969
Benefit Street Partners CLO XV Ltd.
(a)(b)
Series 2018-15A, Class A1, (3-mo. CME
Term SOFR at 1.15% Floor + 1.41%),
6.71%, 07/18/31 ................ 1,989 1,989,007
Series 2018-15A, Class A2A, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
7.26%, 07/18/31 ................ 1,000 1,002,399
Benefit Street Partners CLO XXIV Ltd., Series
2021-24A, Class A, (3-mo. CME Term
SOFR at 1.17% Floor + 1.43%), 6.75%,
10/20/34
(a) (b)
..................... 2,000 2,000,602
Birch Grove CLO 3 Ltd.
(a)(b)
Series 2021-3A, Class B1, (3-mo. CME Term
SOFR at 1.80% Floor + 2.06%), 7.37%,
01/19/35 ..................... 7,500 7,492,532
Series 2021-3A, Class C, (3-mo. CME Term
SOFR at 2.25% Floor + 2.51%), 7.82%,
01/19/35 ..................... 5,000 5,010,570
Birch Grove CLO Ltd., Series 19A, Class CR,
(3-mo. CME Term SOFR at 2.20% Floor +
2.46%), 7.79%, 06/15/31
(a) (b)
.......... 2,000 2,000,058
BlueMountain CLO DAC, Series 2021-1X,
Class E, (3-mo. EURIBOR at 5.41% Floor +
5.41%), 9.35%, 04/15/34
(a) (c)
.......... EUR 300 317,737
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
BlueMountain CLO Ltd., Series 2013-2A, Class
A1R, (3-mo. CME Term SOFR at 1.18%
Floor + 1.44%), 6.76%, 10/22/30
(a) (b)
..... USD 572 $ 572,653
BlueMountain Fuji Eur CLO IV DAC, Series 4X,
Class ER, (3-mo. EURIBOR at 6.21% Floor
+ 6.21%), 10.15%, 02/25/34
(a) (c)
........ EUR 700 741,791
Bridge Street CLO II Ltd., Series 2021-1A,
Class A2, (3-mo. CME Term SOFR at 1.75%
Floor + 2.01%), 7.33%, 07/20/34
(a) (b)
..... USD 5,000 4,996,398
Bridgepoint CLO 1 DAC, Series 1X, Class D,
(3-mo. EURIBOR at 4.25% Floor + 4.25%),
8.19%, 01/15/34
(a) (c)
................ EUR 750 811,933
Buckhorn Park CLO Ltd.
(a)(b)
Series 2019-1A, Class B1R, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
7.21%, 07/18/34 ................ USD 9,000 9,005,396
Series 2019-1A, Class CR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.56%, 07/18/34 ................ 2,500 2,499,788
Cairn CLO XVI DAC, Series 2023-16X, Class
D, (3-mo. EURIBOR at 5.20% Floor +
5.20%), 9.14%, 01/15/37
(a) (c)
.......... EUR 215 232,456
Canyon Capital CLO Ltd.
(a)(b)
Series 2016-1A, Class CR, (3-mo. CME
Term SOFR at 1.90% Floor + 2.16%),
7.48%, 07/15/31 ................ USD 1,500 1,488,835
Series 2016-2A, Class BR, (3-mo. CME
Term SOFR at 1.75% Floor + 2.01%),
7.33%, 10/15/31 ................ 1,250 1,248,398
Series 2017-1A, Class CR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.58%, 07/15/30 ................ 5,000 4,987,335
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.20%), 7.52%,
04/15/35 ..................... 2,000 1,984,115
Canyon CLO Ltd.
(a)(b)
Series 2018-1A, Class C, (3-mo. CME Term
SOFR at 1.90% Floor + 2.16%), 7.48%,
07/15/31 ..................... 1,000 999,002
Series 2020-1A, Class CR, (3-mo. CME
Term SOFR at 2.05% Floor + 2.31%),
7.63%, 07/15/34 ................ 1,000 997,469
Series 2020-1A, Class DR, (3-mo. CME
Term SOFR at 3.15% Floor + 3.41%),
8.73%, 07/15/34 ................ 1,000 990,815
Series 2020-3A, Class C, (3-mo. CME Term
SOFR at 2.50% Floor + 2.76%), 8.08%,
01/15/34 ..................... 1,000 999,969
Carlyle C17 CLO Ltd., Series C17A, Class BR,
(3-mo. CME Term SOFR at 1.85% Floor +
2.11%), 7.43%, 04/30/31
(a) (b)
.......... 1,000 992,880
Carlyle US CLO Ltd., Series 2017-1A, Class
A2R, (3-mo. CME Term SOFR at 1.60%
Floor + 1.86%), 7.18%, 04/20/31
(a) (b)
..... 2,700 2,699,410
Carrington Mortgage Loan Trust, Series 2006-
FRE1, Class A4, (1-mo. CME Term SOFR at
0.25% Floor + 0.36%), 5.69%, 04/25/36
(a)
. 2,876 2,520,780
CarVal CLO I Ltd., Series 2018-1A, Class D,
(3-mo. CME Term SOFR + 3.15%), 8.47%,
07/16/31
(a) (b)
..................... 1,995 1,981,464
CarVal CLO III Ltd., Series 2019-2A, Class CR,
(3-mo. CME Term SOFR at 1.95% Floor +
2.21%), 7.53%, 07/20/32
(a) (b)
.......... 7,000 6,983,526

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
CarVal CLO IV Ltd.
(a)(b)
Series 2021-1A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.33%,
07/20/34 ..................... USD 6,500 $ 6,512,388
Series 2021-1A, Class D, (3-mo. CME Term
SOFR at 3.25% Floor + 3.51%), 8.83%,
07/20/34 ..................... 5,000 4,890,785
CarVal CLO VC Ltd.
(a)(b)
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.46%), 7.78%,
10/15/34 ..................... 2,000 2,003,328
Series 2021-2A, Class D, (3-mo. CME Term
SOFR at 3.25% Floor + 3.51%), 8.83%,
10/15/34 ..................... 3,000 2,987,227
Catskill Park CLO Ltd., Series 2017-1A, Class
C, (3-mo. CME Term SOFR at 3.70% Floor +
3.96%), 9.28%, 04/20/29
(a) (b)
.......... 1,000 1,000,845
CBAM Ltd.
(a)(b)
Series 2017-1A, Class A1, (3-mo. CME Term
SOFR + 1.51%), 6.83%, 07/20/30 .... 624 625,582
Series 2020-13A, Class A, (3-mo. CME Term
SOFR at 1.43% Floor + 1.69%), 7.01%,
01/20/34 ..................... 4,000 4,007,842
Cedar Funding IV CLO Ltd., Series 2014-4A,
Class BRR, (3-mo. CME Term SOFR at
0.26% Floor + 1.91%), 7.23%, 07/23/34
(a) (b)
5,000 4,974,005
Cedar Funding IX CLO Ltd., Series 2018-9A,
Class SUB, 0.00%, 04/20/31
(a) (b)
........ 3,950 1,363,600
Cedar Funding V CLO Ltd., Series 2016-5A,
Class A1R, (3-mo. CME Term SOFR at
1.10% Floor + 1.36%), 6.68%, 07/17/31
(a) (b)
1,617 1,618,041
Cedar Funding VI CLO Ltd., Series 2016-6A,
Class DRR, (3-mo. CME Term SOFR at
3.31% Floor + 3.57%), 8.89%, 04/20/34
(a) (b)
1,950 1,915,020
CIFC European Funding CLO I DAC, Series 1X,
Class DR, (3-mo. EURIBOR at 3.20% Floor
+ 3.20%), 7.14%, 07/15/32
(a) (c)
......... EUR 200 212,333
CIFC European Funding CLO III DAC, Series
3X, Class E, (3-mo. EURIBOR at 5.61%
Floor + 5.61%), 9.55%, 01/15/34
(a) (c)
..... 200 214,522
CIFC Funding 2020-III Ltd., Series 2020-3A,
Class BR, (3-mo. CME Term SOFR at 1.65%
Floor + 1.91%), 7.23%, 10/20/34
(a) (b)
..... USD 2,000 2,002,634
CIFC Funding Ltd.
(a)(b)
Series 2013-4A, Class A2RR, (3-mo. CME
Term SOFR at 1.30% Floor + 1.56%),
6.88%, 04/27/31 ................ 1,700 1,701,858
Series 2014-2RA, Class A3, (3-mo. CME
Term SOFR at 1.90% Floor + 2.16%),
7.48%, 04/24/30 ................ 500 500,496
Series 2014-3A, Class CR2, (3-mo. CME
Term SOFR + 2.61%), 7.93%, 10/22/31 . 1,000 1,000,628
Series 2014-4RA, Class A1AR, (3-mo. CME
Term SOFR at 1.17% Floor + 1.43%),
6.75%, 01/17/35 ................ 6,000 5,998,277
Series 2015-1A, Class CRR, (3-mo. CME
Term SOFR at 1.90% Floor + 2.16%),
7.48%, 01/22/31 ................ 1,000 997,515
Series 2016-1A, Class BRR, (3-mo. CME
Term SOFR at 1.96% Floor + 1.96%),
7.28%, 10/21/31 ................ 7,000 6,995,085
Series 2017-3A, Class A1, (3-mo. CME Term
SOFR at 1.22% Floor + 1.48%), 6.80%,
07/20/30 ..................... 2,665 2,666,095
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2017-5A, Class B, (3-mo. CME Term
SOFR + 2.11%), 7.43%, 11/16/30 ..... USD 500 $ 498,294
Series 2018-1A, Class B, (3-mo. CME Term
SOFR + 1.66%), 6.96%, 04/18/31 .... 1,000 1,000,617
Series 2018-4A, Class A1, (3-mo. CME Term
SOFR at 1.15% Floor + 1.41%), 6.73%,
10/17/31 ..................... 2,676 2,678,148
Series 2018-4A, Class B, (3-mo. CME Term
SOFR at 2.10% Floor + 2.36%), 7.68%,
10/17/31 ..................... 2,000 2,001,406
Series 2019-5A, Class A1R1, (3-mo. CME
Term SOFR at 1.14% Floor + 1.40%),
6.72%, 01/15/35 ................ 6,500 6,500,296
Series 2019-5A, Class A2RS, (3-mo. CME
Term SOFR at 1.75% Floor + 2.01%),
7.33%, 01/15/35 ................ 2,200 2,207,293
Series 2019-6A, Class A1, (3-mo. CME Term
SOFR at 1.59% Floor + 1.59%), 6.91%,
01/16/33 ..................... 8,500 8,506,763
Series 2019-6A, Class D, (3-mo. CME Term
SOFR at 4.21% Floor + 4.21%), 9.53%,
01/16/33 ..................... 1,150 1,151,972
Series 2021-1A, Class C, (3-mo. CME Term
SOFR at 2.06% Floor + 2.06%), 7.39%,
04/25/33 ..................... 10,500 10,406,838
Series 2021-3A, Class D, (3-mo. CME Term
SOFR at 3.00% Floor + 3.26%), 8.58%,
07/15/36 ..................... 1,500 1,491,325
Series 2021-6A, Class A, (3-mo. CME Term
SOFR at 1.14% Floor + 1.40%), 6.72%,
10/15/34 ..................... 600 599,925
Citigroup Mortgage Loan Trust, Inc., Series
2006-WFH2, Class M3, (1-mo. CME Term
SOFR at 0.31% Floor + 0.58%), 5.91%,
08/25/36
(a)
...................... 2,895 2,682,301
Clear Creek CLO Ltd.
(a)(b)
Series 2015-1A, Class AR, (3-mo. CME
Term SOFR at 1.20% Floor + 1.46%),
6.78%, 10/20/30 ................ 3,382 3,385,706
Series 2015-1A, Class BR, (3-mo. CME
Term SOFR at 1.60% Floor + 1.86%),
7.18%, 10/20/30 ................ 3,000 2,994,961
Clover CLO LLC
(a)(b)
Series 2018-1A, Class CR, (3-mo. CME
Term SOFR at 2.05% Floor + 2.31%),
7.63%, 04/20/32 ................ 2,500 2,501,975
Series 2018-1A, Class DR, (3-mo. CME
Term SOFR at 3.10% Floor + 3.36%),
8.68%, 04/20/32 ................ 1,000 990,389
Series 2020-1A, Class CR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.58%, 04/15/34 ................ 4,000 3,995,969
Series 2020-1A, Class DR, (3-mo. CME
Term SOFR at 3.00% Floor + 3.26%),
8.58%, 04/15/34 ................ 3,100 3,075,568
Series 2021-1A, Class A, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 6.68%,
04/22/34 ..................... 3,000 3,001,800
Series 2021-2A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.33%,
07/20/34 ..................... 14,000 14,032,845
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 7.58%,
07/20/34 ..................... 5,000 5,003,744

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-2A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.31%), 8.63%,
07/20/34 ..................... USD 2,500 $ 2,478,427
Series 2021-2A, Class E, (3-mo. CME Term
SOFR at 6.50% Floor + 6.76%), 12.08%,
07/20/34 ..................... 1,325 1,315,687
Series 2021-3A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.34%,
01/25/35 ..................... 5,000 5,012,525
Series 2021-3A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.31%), 7.64%,
01/25/35 ..................... 3,000 3,005,781
Series 2021-3A, Class D, (3-mo. CME Term
SOFR at 3.10% Floor + 3.36%), 8.69%,
01/25/35 ..................... 1,000 989,978
Clover CLO Ltd., Series 2019-2A, Class AR,
(3-mo. CME Term SOFR at 1.10% Floor +
1.36%), 6.69%, 10/25/33
(a) (b)
.......... 7,300 7,300,059
Conseco Finance Corp.
(a)
Series 1996-5, Class M1, 8.05%, 07/15/27 . 218 222,453
Series 1997-7, Class M1, 7.03%, 07/15/28 . 1,313 1,255,610
Contego CLO VII DAC, Series 7X, Class D,
(3-mo. EURIBOR at 3.95% Floor + 3.95%),
7.91%, 05/14/32
(a) (c)
................ EUR 200 215,184
Credit-Based Asset Servicing & Securitization
LLC, Series 2007-CB6, Class A4, (1-mo.
CME Term SOFR at 0.34% Floor + 0.45%),
5.78%, 07/25/37
(a) (b)
................ USD 1,184 764,121
Cumulus Static CLO, Series 2024-1X, Class D,
(3-mo. EURIBOR at 3.70% Floor + 3.70%),
0.00%, 11/15/33
(a) (c)
................ EUR 166 179,089
CVC Cordatus Loan Fund XXII DAC, Series
22X, Class D, (3-mo. EURIBOR at 3.15%
Floor + 3.15%), 7.09%, 12/15/34
(a) (c)
..... 200 210,502
CVC Cordatus Loan Fund XXVII DAC, Series
27X, Class D2, (3-mo. EURIBOR at 6.58%
Floor + 6.58%), 10.52%, 04/15/35
(a) (c)
.... 400 433,138
CVC Cordatus Loan Fund XXX DAC, Series
30X, Class D, (3-mo. EURIBOR at 4.00%
Floor + 4.00%), 0.00%, 05/15/37
(a) (c)
..... 500 535,314
Deer Creek CLO Ltd., Series 2017-1A, Class A,
(3-mo. CME Term SOFR + 1.44%), 6.76%,
10/20/30
(a) (b)
..................... USD 477 477,916
Diameter Capital CLO 1 Ltd., Series 2021-1A,
Class A1A, (3-mo. CME Term SOFR at
1.50% Floor + 1.50%), 6.82%, 07/15/36
(a) (b)
2,250 2,251,350
Diameter Capital CLO 6 Ltd., Series 2024-6A,
Class A1, (3-mo. CME Term SOFR at 1.61%
Floor + 1.61%), 6.92%, 04/15/37
(a) (b)
..... 5,000 5,000,000
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class CR, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 7.61%, 07/18/30
(a) (b)
..... 2,000 1,990,025
Dryden 61 CLO Ltd., Series 2018-61A, Class
CR, (3-mo. CME Term SOFR at 1.75% Floor
+ 2.01%), 7.33%, 01/17/32
(a) (b)
......... 8,000 7,957,645
Dryden Senior Loan Fund, Series 2017-47A,
Class CR, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 7.63%, 04/15/28
(a) (b)
..... 5,250 5,255,096
Eaton Vance CLO Ltd.
(a)(b)
Series 2013-1A, Class B3R, (3-mo. CME
Term SOFR at 2.15% Floor + 2.41%),
7.73%, 01/15/34 ................ 3,500 3,510,825
Series 2019-1A, Class AR, (3-mo. CME
Term SOFR at 1.10% Floor + 1.36%),
6.68%, 04/15/31 ................ 2,500 2,503,093
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2020-1A, Class CR, (3-mo. CME
Term SOFR at 2.31% Floor + 2.31%),
7.63%, 10/15/34 ................ USD 3,500 $ 3,503,071
Series 2020-1A, Class DR, (3-mo. CME
Term SOFR at 3.36% Floor + 3.36%),
8.68%, 10/15/34 ................ 3,000 2,975,623
Elevation CLO Ltd., Series 2017-8A, Class C,
(3-mo. CME Term SOFR + 2.31%), 7.64%,
10/25/30
(a) (b)
..................... 3,000 2,997,769
Elmwood CLO I Ltd.
(a)(b)
Series 2019-1A, Class A1RR, (3-mo. CME
Term SOFR at 1.52% Floor + 1.52%),
6.83%, 04/20/37 ................ 2,500 2,506,265
Series 2019-1A, Class DRR, (3-mo. CME
Term SOFR at 3.75% Floor + 3.75%),
9.06%, 04/20/37 ................ 2,000 2,001,504
Elmwood CLO II Ltd., Series 2019-2A, Class
BR, (3-mo. CME Term SOFR at 1.65% Floor
+ 1.91%), 7.23%, 04/20/34
(a) (b)
......... 2,000 2,002,042
Elmwood CLO IV Ltd.
(a)(b)
Series 2020-1A, Class A, (3-mo. CME Term
SOFR at 1.24% Floor + 1.50%), 6.82%,
04/15/33 ..................... 7,500 7,507,512
Series 2020-1A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.96%), 7.28%,
04/15/33 ..................... 1,250 1,252,017
Series 2020-1A, Class D, (3-mo. CME Term
SOFR at 3.15% Floor + 3.41%), 8.73%,
04/15/33 ..................... 5,500 5,507,061
Elmwood CLO IX Ltd., Series 2021-2A, Class
C, (3-mo. CME Term SOFR at 1.90% Floor +
2.16%), 7.48%, 07/20/34
(a) (b)
.......... 1,500 1,499,465
Elmwood CLO V Ltd., Series 2020-2A, Class
DR, (3-mo. CME Term SOFR at 3.10% Floor
+ 3.36%), 8.68%, 10/20/34
(a) (b)
......... 2,000 1,991,989
Elmwood CLO VII Ltd., Series 2020-4A, Class
AR, (3-mo. CME Term SOFR at 1.63% Floor
+ 1.63%), 6.95%, 01/17/34
(a) (b)
......... 4,000 4,021,470
Elmwood CLO XI Ltd., Series 2021-4A, Class
D, (3-mo. CME Term SOFR at 2.95% Floor +
3.21%), 8.53%, 10/20/34
(a) (b)
.......... 2,000 1,985,574
Empower CLO Ltd., Series 2024-1A, Class A1,
(3-mo. CME Term SOFR at 1.60% Floor +
1.60%), 6.91%, 04/25/37
(a) (b)
.......... 2,500 2,500,528
Fidelity Grand Harbour CLO DAC, Series 2023-
1X, Class D, (3-mo. EURIBOR at 5.90%
Floor + 5.90%), 9.80%, 08/15/36
(a) (c)
..... EUR 238 258,666
First Franklin Mortgage Loan Trust
(a)
Series 2006-FF13, Class A1, (1-mo. CME
Term SOFR at 0.12% Floor + 0.35%),
5.68%, 10/25/36 ................ USD 3,021 1,959,599
Series 2006-FF13, Class A2C, (1-mo. CME
Term SOFR at 0.16% Floor + 0.43%),
5.76%, 10/25/36 ................ 1,772 1,126,422
Series 2006-FF17, Class A5, (1-mo. CME
Term SOFR at 0.15% Floor + 0.26%),
5.59%, 12/25/36 ................ 2,159 1,771,816
Series 2006-FFH1, Class M1, (1-mo. CME
Term SOFR at 0.37% Floor + 0.67%),
6.00%, 01/25/36 ................ 4,119 3,962,636
FirstKey Homes Trust
(b)
Series 2022-SFR1, Class E1, 5.00%,
05/19/39 ..................... 6,000 5,771,419
Series 2022-SFR2, Class E1, 4.50%,
07/17/39 ..................... 6,382 5,973,125

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Flatiron CLO 17 Ltd.
(a)(b)
Series 2017-1A, Class AR, (3-mo. CME
Term SOFR at 0.98% Floor + 1.24%),
6.55%, 05/15/30 ................ USD 1,467 $ 1,468,761
Series 2017-1A, Class CR, (3-mo. CME
Term SOFR at 1.90% Floor + 2.16%),
7.47%, 05/15/30 ................ 1,000 1,000,932
Flatiron CLO 20 Ltd., Series 2020-1A, Class D,
(3-mo. CME Term SOFR at 4.05% Floor +
4.05%), 9.37%, 11/20/33
(a) (b)
.......... 1,000 1,001,424
Flatiron CLO 21 Ltd.
(a)(b)
Series 2021-1A, Class C, (3-mo. CME Term
SOFR at 1.85% Floor + 2.11%), 7.42%,
07/19/34 ..................... 2,000 2,009,540
Series 2021-1A, Class D, (3-mo. CME Term
SOFR at 2.90% Floor + 3.16%), 8.47%,
07/19/34 ..................... 2,500 2,498,217
Flatiron CLO LLC, Series 2023-1A, Class A,
(3-mo. CME Term SOFR at 1.80% Floor +
1.80%), 7.12%, 04/17/36
(a) (b)
.......... 4,000 4,031,495
FRTKL, Series 2021-SFR1, Class F, 3.17%,
09/17/38
(b)
...................... 2,900 2,580,269
FS Rialto Issuer LLC, Series 2022-FL7, Class
A, (1-mo. CME Term SOFR at 2.90% Floor +
2.90%), 8.22%, 10/19/39
(a) (b)
.......... 8,500 8,545,040
Galaxy Xxiv CLO Ltd., Series 2017-24A, Class
CR, (3-mo. CME Term SOFR at 2.45% Floor
+ 2.45%), 7.77%, 04/15/37
(a) (b)
......... 750 751,729
Galaxy XXVII CLO Ltd., Series 2018-27A, Class
A, (3-mo. CME Term SOFR at 1.02% Floor +
1.28%), 6.61%, 05/16/31
(a) (b)
.......... 2,398 2,398,599
Generate CLO 2 Ltd., Series 2A, Class AR,
(3-mo. CME Term SOFR at 1.15% Floor +
1.41%), 6.73%, 01/22/31
(a) (b)
.......... 6,602 6,603,339
Generate CLO 6 Ltd., Series 6A, Class CR,
(3-mo. CME Term SOFR at 2.45% Floor +
2.71%), 8.03%, 01/22/35
(a) (b)
.......... 1,000 1,005,556
Generate CLO 7 Ltd., Series 7A, Class A1R,
(3-mo. CME Term SOFR at 1.62% Floor +
1.62%), 6.92%, 04/22/37
(a) (b)
.......... 3,000 3,001,646
Generate CLO 9 Ltd.
(a)(b)
Series 9A, Class B1, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.33%,
10/20/34 ..................... 8,500 8,483,947
Series 9A, Class C, (3-mo. CME Term
SOFR at 2.25% Floor + 2.51%), 7.83%,
10/20/34 ..................... 3,000 3,000,003
Gilbert Park CLO Ltd., Series 2017-1A, Class
A, (3-mo. CME Term SOFR at 1.19% Floor +
1.45%), 6.77%, 10/15/30
(a) (b)
.......... 1,509 1,510,487
GoldenTree Loan Management US CLO 1
Ltd., Series 2017-1A, Class CR2, (3-mo.
CME Term SOFR at 1.80% Floor + 2.06%),
7.38%, 04/20/34
(a) (b)
................ 9,500 9,444,821
GoldenTree Loan Management US CLO 10
Ltd., Series 2021-10A, Class B, (3-mo.
CME Term SOFR at 1.60% Floor + 1.86%),
7.18%, 07/20/34
(a) (b)
................ 1,000 998,852
GoldenTree Loan Management US CLO 3 Ltd.,
Series 2018-3A, Class AJ, (3-mo. CME Term
SOFR + 1.56%), 6.88%, 04/20/30
(a) (b)
.... 2,000 2,012,459
GoldenTree Loan Management US CLO 4
Ltd., Series 2019-4A, Class CR, (3-mo.
CME Term SOFR at 2.00% Floor + 2.26%),
7.58%, 04/24/31
(a) (b)
................ 1,000 999,501
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
GoldenTree Loan Management US CLO 5
Ltd.
(a)(b)
Series 2019-5A, Class CR, (3-mo. CME
Term SOFR at 2.05% Floor + 2.31%),
7.63%, 10/20/32 ................ USD 2,000 $ 2,003,562
Series 2019-5A, Class DR, (3-mo. CME
Term SOFR at 3.15% Floor + 3.41%),
8.73%, 10/20/32 ................ 1,000 998,395
GoldenTree Loan Management US CLO 6
Ltd., Series 2019-6A, Class BR, (3-mo.
CME Term SOFR at 1.80% Floor + 1.80%),
7.12%, 04/20/35
(a) (b)
................ 800 802,291
GoldenTree Loan Opportunities X Ltd., Series
2015-10A, Class AR, (3-mo. CME Term
SOFR at 1.12% Floor + 1.38%), 6.70%,
07/20/31
(a) (b)
..................... 2,860 2,863,320
GoldentTree Loan Management US CLO 1
Ltd.
(a)(b)
Series 2021-11A, Class C, (3-mo. CME Term
SOFR at 1.95% Floor + 2.21%), 7.53%,
10/20/34 ..................... 3,000 2,990,306
Series 2021-11A, Class D, (3-mo. CME Term
SOFR at 3.00% Floor + 3.26%), 8.58%,
10/20/34 ..................... 1,000 997,060
Golub Capital Partners CLO 41B-R Ltd., Series
2019-41A, Class AR, (3-mo. CME Term
SOFR at 1.32% Floor + 1.58%), 6.90%,
01/20/34
(a) (b)
..................... 2,500 2,503,042
Golub Capital Partners CLO 52B Ltd., Series
2020-52A, Class C, (3-mo. CME Term
SOFR at 2.80% Floor + 3.06%), 8.38%,
01/20/34
(a) (b)
..................... 2,000 2,000,035
Golub Capital Partners CLO 53B Ltd., Series
2021-53A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 2.06%), 7.38%,
07/20/34
(a) (b)
..................... 5,915 5,914,649
Golub Capital Partners CLO 58B Ltd., Series
2021-58A, Class A1, (3-mo. CME Term
SOFR at 1.18% Floor + 1.44%), 6.77%,
01/25/35
(a) (b)
..................... 1,000 1,000,212
Greene King Finance plc
(a)
Series B1,  (Sterling Overnight Index
Average + 1.92%), 7.12%, 12/15/34 ... GBP 100 104,445
Series B2,  (1D GBOIS at 0.83% Floor +
2.20%), 7.39%, 03/15/36
(c)
......... 100 100,988
Greenpoint Manufactured Housing, Series
2000-1, Class A4, 8.14%, 03/20/30
(a)
..... USD 4,082 2,684,251
Greywolf CLO III Ltd., Series 2020-3RA, Class
BR, (3-mo. CME Term SOFR at 2.45% Floor
+ 2.71%), 8.03%, 04/15/33
(a) (b)
......... 3,000 3,001,566
GSAA Home Equity Trust
Series 2005-14, Class 1A2, (1-mo. CME
Term SOFR at 0.70% Floor + 0.81%),
6.14%, 12/25/35
(a)
............... 1,025 438,739
Series 2006-4, Class 1A1, 4.21%, 03/25/36
(a)
2,538 1,715,578
Series 2006-5, Class 1A1, (1-mo. CME Term
SOFR at 0.36% Floor + 0.47%), 5.80%,
03/25/36
(a)
.................... 3,374 1,019,630
Series 2006-18, Class AF6, 6.18%,
11/25/36
(d)
.................... 3,240 796,185
GSAMP Trust
(a)
Series 2006-FM3, Class A1, (1-mo. CME
Term SOFR at 0.14% Floor + 0.25%),
5.58%, 11/25/36 ................ 6,347 2,958,178

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2006-HE6, Class A4, (1-mo. CME
Term SOFR at 0.48% Floor + 0.59%),
5.92%, 08/25/36 ................ USD 1,356 $ 1,055,457
GT Loan Financing I Ltd., Series 2013-1A,
Class CR, (3-mo. CME Term SOFR +
2.36%), 7.68%, 07/28/31
(a) (b)
.......... 1,000 1,001,055
HalseyPoint CLO 3 Ltd., Series 2020-3A, Class
A1A, (3-mo. CME Term SOFR at 1.71%
Floor + 1.71%), 7.03%, 11/30/32
(a) (b)
..... 11,000 11,015,516
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class
C, (3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 7.73%, 04/20/34
(a) (b)
.......... 1,750 1,750,002
HalseyPoint CLO 5 Ltd.
(a)(b)
Series 2021-5A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 2.06%), 7.38%,
01/30/35 ..................... 3,500 3,487,038
Series 2021-5A, Class D, (3-mo. CME Term
SOFR at 3.50% Floor + 3.76%), 9.08%,
01/30/35 ..................... 3,000 2,977,606
HalseyPoint CLO I Ltd.
(a)(b)
Series 2019-1A, Class A1A1, (3-mo. CME
Term SOFR at 1.35% Floor + 1.61%),
6.93%, 01/20/33 ................ 11,050 11,076,716
Series 2019-1A, Class B1, (3-mo. CME Term
SOFR at 2.20% Floor + 2.46%), 7.78%,
01/20/33 ..................... 2,500 2,496,772
Harvest CLO XVI DAC, Series 16X, Class ER,
(3-mo. EURIBOR at 5.57% Floor + 5.57%),
9.51%, 10/15/31
(a) (c)
................ EUR 235 246,452
Henley CLO IV DAC, Series 4X, Class E,
(3-mo. EURIBOR at 5.25% Floor + 5.25%),
9.20%, 04/25/34
(a) (c)
................ 300 311,577
Highbridge Loan Management Ltd., Series
12A-18, Class B, (3-mo. CME Term SOFR at
1.85% Floor + 2.11%), 7.41%, 07/18/31
(a) (b)
USD 1,000 996,277
Invesco CLO Ltd.
(a)(b)
Series 2021-2A, Class D, (3-mo. CME Term
SOFR at 2.90% Floor + 3.16%), 8.48%,
07/15/34 ..................... 500 484,709
Series 2022-1A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 7.12%,
04/20/35 ..................... 3,125 3,117,188
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.15% Floor + 2.15%), 7.47%,
04/20/35 ..................... 5,000 4,944,816
Invesco Euro CLO III DAC, Series 3X, Class F,
(3-mo. EURIBOR at 8.07% Floor + 8.07%),
12.01%, 07/15/32
(a) (c)
............... EUR 177 185,393
Invitation Homes Trust, Series 2018-SFR4,
Class A, (1-mo. CME Term SOFR at 1.10%
Floor + 1.21%), 6.54%, 01/17/38
(a) (b)
..... USD 2,631 2,636,991
J.P. Morgan Mortgage Acquisition Trust, Series
2006-CH1, Class M7, (1-mo. CME Term
SOFR at 0.80% Floor + 1.31%), 6.64%,
07/25/36
(a)
...................... 2,975 2,548,327
Juniper Valley Park CLO LLC, Series 2023-1A,
Class A1, (3-mo. CME Term SOFR at 1.85%
Floor + 1.85%), 7.17%, 07/20/35
(a) (b)
..... 2,650 2,665,002
KKR CLO 18 Ltd., Series 18, Class CR, (3-mo.
CME Term SOFR at 2.10% Floor + 2.36%),
7.66%, 07/18/30
(a) (b)
................ 8,050 8,059,698
KKR CLO 27 Ltd.
(a)(b)
Series 27A, Class BR, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 7.16%,
10/15/32 ..................... 4,250 4,243,279
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 27A, Class CR, (3-mo. CME Term
SOFR at 2.25% Floor + 2.25%), 7.56%,
10/15/32 ..................... USD 1,450 $ 1,442,479
KKR CLO 35 Ltd., Series 35A, Class B, (3-mo.
CME Term SOFR at 1.70% Floor + 1.96%),
7.28%, 10/20/34
(a) (b)
................ 3,657 3,644,415
KKR CLO 41 Ltd., Series 2022-41A, Class D,
(3-mo. CME Term SOFR at 3.25% Floor +
3.25%), 8.57%, 04/15/35
(a) (b)
.......... 5,250 5,035,639
LCM XXV Ltd., Series 25A, Class B2, (3-mo.
CME Term SOFR at 1.65% Floor + 1.91%),
7.23%, 07/20/30
(a) (b)
................ 350 350,142
Lehman XS Trust, Series 2007-20N, Class A1,
(1-mo. CME Term SOFR + 2.41%), 7.74%,
12/25/37
(a)
...................... 5,624 5,320,364
Long Beach Mortgage Loan Trust
(a)
Series 2005-3, Class 1A, (1-mo. CME Term
SOFR at 0.52% Floor + 0.63%), 5.96%,
08/25/45 ..................... 1,555 1,494,491
Series 2006-4, Class 1A, (1-mo. CME Term
SOFR at 0.30% Floor + 0.41%), 5.74%,
05/25/36 ..................... 20,675 10,742,301
Series 2006-6, Class 2A3, (1-mo. CME Term
SOFR at 0.15% Floor + 0.41%), 5.74%,
07/25/36 ..................... 5,718 2,179,116
Series 2006-7, Class 1A, (1-mo. CME Term
SOFR at 0.16% Floor + 0.42%), 5.75%,
08/25/36 ..................... 6,186 3,153,513
Series 2006-WL3, Class 2A4, (1-mo. CME
Term SOFR at 0.60% Floor + 0.71%),
6.04%, 01/25/36 ................ 1,342 1,167,433
Madison Park Funding XLVI Ltd., Series 2020-
46A, Class B1R, (3-mo. CME Term SOFR at
1.65% Floor + 1.91%), 7.23%, 10/15/34
(a) (b)
750 747,810
Madison Park Funding XX Ltd.
(a)(b)
Series 2016-20A, Class CR, (3-mo. CME
Term SOFR at 1.90% Floor + 2.16%),
7.48%, 07/27/30 ................ 4,080 4,045,850
Series 2016-20A, Class DR, (3-mo. CME
Term SOFR + 3.26%), 8.58%, 07/27/30 . 1,315 1,299,561
Madison Park Funding XXIX Ltd.
(a)(b)
Series 2018-29A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.46%), 7.76%,
10/18/30 ..................... 5,450 5,425,836
Series 2018-29A, Class CR, (3-mo. CME
Term SOFR at 2.25% Floor + 2.25%),
0.00%, 10/18/30 ................ 5,450 5,450,000
Madison Park Funding XXVI Ltd., Series 2017-
26A, Class AR, (3-mo. CME Term SOFR +
1.46%), 6.78%, 07/29/30
(a) (b)
.......... 3,298 3,300,121
Madison Park Funding XXVII Ltd.
(a)(b)
Series 2018-27A, Class B, (3-mo. CME Term
SOFR at 0.26% Floor + 2.06%), 7.38%,
04/20/30 ..................... 1,600 1,595,268
Series 2018-27A, Class C, (3-mo. CME Term
SOFR at 0.26% Floor + 2.86%), 8.18%,
04/20/30 ..................... 1,000 998,750
Madison Park Funding XXXI Ltd., Series 2018-
31A, Class D, (3-mo. CME Term SOFR at
3.00% Floor + 3.26%), 8.58%, 01/23/31
(a) (b)
675 676,136
Madison Park Funding XXXIII Ltd.
(a)(b)
Series 2019-33A, Class BR, (3-mo. CME
Term SOFR at 1.80% Floor + 1.80%),
7.11%, 10/15/32 ................ 6,000 5,998,808

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2019-33A, Class CR, (3-mo. CME
Term SOFR at 2.20% Floor + 2.20%),
7.51%, 10/15/32 ................ USD 4,750 $ 4,739,721
Series 2019-33A, Class DR, (3-mo. CME
Term SOFR at 3.10% Floor + 3.10%),
8.41%, 10/15/32 ................ 2,000 1,992,803
Madison Park Funding XXXIV Ltd., Series
2019-34A, Class DR, (3-mo. CME Term
SOFR at 3.35% Floor + 3.61%), 8.94%,
04/25/32
(a) (b)
..................... 2,250 2,254,502
Marble Point CLO XI Ltd., Series 2017-2A,
Class B, (3-mo. CME Term SOFR at 1.50%
Floor + 1.76%), 7.06%, 12/18/30
(a) (b)
..... 1,500 1,500,166
Margay CLO I DAC, Series 1X, Class D, (3-mo.
EURIBOR at 6.40% Floor + 6.40%), 10.34%,
07/15/36
(a) (c)
..................... EUR 100 108,183
Marino Park CLO DAC, Series 1X, Class D,
(3-mo. EURIBOR at 5.67% Floor + 5.67%),
9.60%, 01/16/34
(a) (c)
................ 100 106,417
MASTR Asset-Backed Securities Trust, Series
2006-AM2, Class A4, (1-mo. CME Term
SOFR at 0.26% Floor + 0.63%), 5.96%,
06/25/36
(a) (b)
..................... USD 1,820 1,635,000
MidOcean Credit CLO XII Ltd., Series 2023-
12A, Class DR, (3-mo. CME Term SOFR at
3.75% Floor + 3.75%), 0.00%, 04/18/36
(a) (b)
2,500 2,500,000
MidOcean Credit CLO XIV Ltd., Series 2024-
14A, Class A1, (3-mo. CME Term SOFR at
1.58% Floor + 1.58%), 6.87%, 04/15/37
(a) (b)
10,000 10,000,000
Milos CLO Ltd., Series 2017-1A, Class BR,
(3-mo. CME Term SOFR at 1.55% Floor +
1.81%), 7.13%, 10/20/30
(a) (b)
.......... 5,862 5,859,794
Morgan Stanley Mortgage Loan Trust, Series
2007-1XS, Class 2A3, 6.42%, 09/25/46
(d)
.. 587 123,827
Neuberger Berman CLO XVIII Ltd., Series
2014-18A, Class CR2, (3-mo. CME Term
SOFR + 3.26%), 8.58%, 10/21/30
(a) (b)
.... 1,250 1,226,841
Neuberger Berman CLO XX Ltd., Series 2015-
20A, Class ERR, (3-mo. CME Term SOFR at
6.50% Floor + 6.76%), 12.08%, 07/15/34
(a) (b)
2,600 2,592,417
Neuberger Berman CLO XXI Ltd., Series 2016-
21A, Class DR2, (3-mo. CME Term SOFR at
3.30% Floor + 3.56%), 8.88%, 04/20/34
(a) (b)
1,000 998,685
Neuberger Berman CLO XXII Ltd.
(a)(b)
Series 2016-22A, Class BR, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
7.23%, 10/17/30 ................ 800 800,302
Series 2016-22A, Class CR, (3-mo. CME
Term SOFR at 2.20% Floor + 2.46%),
7.78%, 10/17/30 ................ 1,000 1,000,029
Neuberger Berman Loan Advisers CLO 26 Ltd.,
Series 2017-26A, Class D, (3-mo. CME Term
SOFR at 2.65% Floor + 2.91%), 8.21%,
10/18/30
(a) (b)
..................... 3,250 3,249,246
Neuberger Berman Loan Advisers CLO 29 Ltd.,
Series 2018-29A, Class D, (3-mo. CME Term
SOFR at 3.10% Floor + 3.36%), 8.67%,
10/19/31
(a) (b)
..................... 500 498,762
Neuberger Berman Loan Advisers CLO 37
Ltd., Series 2020-37A, Class CR, (3-mo.
CME Term SOFR at 1.80% Floor + 2.06%),
7.38%, 07/20/31
(a) (b)
................ 1,563 1,555,447
Neuberger Berman Loan Advisers CLO 40 Ltd.,
Series 2021-40A, Class C, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.33%,
04/16/33
(a) (b)
..................... 1,000 989,999
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Neuberger Berman Loan Advisers CLO 43 Ltd.,
Series 2021-43A, Class A, (3-mo. CME Term
SOFR at 1.13% Floor + 1.39%), 6.71%,
07/17/35
(a) (b)
..................... USD 2,750 $ 2,752,233
Neuberger Berman Loan Advisers CLO 45 Ltd.,
Series 2021-45A, Class A, (3-mo. CME Term
SOFR at 1.13% Floor + 1.39%), 6.71%,
10/14/35
(a) (b)
..................... 12,250 12,261,332
Neuberger Berman Loan Advisers Euro
CLO, Series 2021-1X, Class E, (3-mo.
EURIBOR at 5.52% Floor + 5.52%), 9.45%,
04/17/34
(a) (c)
..................... EUR 188 202,381
New Residential Mortgage Loan Trust, Series
2022-SFR2, Class F, 4.00%, 09/04/39
(b)
... USD 5,006 4,279,801
Newark BSL CLO 1 Ltd., Series 2016-1A, Class
A1R, (3-mo. CME Term SOFR at 1.10%
Floor + 1.36%), 6.68%, 12/21/29
(a) (b)
..... 3,279 3,281,700
NYACK Park CLO Ltd.
(a)(b)
Series 2021-1A, Class A, (3-mo. CME Term
SOFR at 1.38% Floor + 1.38%), 6.70%,
10/20/34 ..................... 4,418 4,419,359
Series 2021-1A, Class C, (3-mo. CME Term
SOFR at 2.21% Floor + 2.21%), 7.53%,
10/20/34 ..................... 2,500 2,500,196
Oakwood Mortgage Investors, Inc.
Series 1998-D, Class M1, 7.42%, 01/15/29
(b)
360 348,548
Series 1999-C, Class A2, 7.48%, 08/15/27 . 1,923 1,504,562
Series 2001-D, Class A3, 5.90%, 09/17/31
(a)
288 129,061
OCP CLO Ltd.
(a)(b)
Series 2014-6A, Class A1R, (3-mo. CME
Term SOFR at 1.26% Floor + 1.52%),
6.84%, 10/17/30 ................ 9,128 9,139,052
Series 2014-6A, Class A2R, (3-mo. CME
Term SOFR at 1.72% Floor + 1.98%),
7.30%, 10/17/30 ................ 7,500 7,513,507
Series 2015-10A, Class CR2, (3-mo. CME
Term SOFR at 2.31% Floor + 2.31%),
7.64%, 01/26/34 ................ 3,700 3,689,133
Series 2015-10A, Class DR2, (3-mo. CME
Term SOFR at 3.21% Floor + 3.21%),
8.54%, 01/26/34 ................ 2,000 1,964,397
Series 2016-11A, Class A1R2, (3-mo. CME
Term SOFR at 1.42% Floor + 1.42%),
6.74%, 04/26/36 ................ 1,000 997,693
Series 2018-15A, Class A3, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
7.28%, 07/20/31 ................ 1,000 999,113
Series 2019-16A, Class CR, (3-mo. CME
Term SOFR at 1.85% Floor + 2.11%),
7.44%, 04/10/33 ................ 2,500 2,470,043
Series 2019-17A, Class CR, (3-mo. CME
Term SOFR at 2.26% Floor + 2.26%),
7.58%, 07/20/32 ................ 6,000 5,991,022
Series 2020-19A, Class CR, (3-mo. CME
Term SOFR at 2.10% Floor + 2.36%),
7.68%, 10/20/34 ................ 7,500 7,513,224
Series 2021-22A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.31%), 7.63%,
12/02/34 ..................... 4,500 4,485,755
Series 2021-22A, Class D, (3-mo. CME Term
SOFR at 3.10% Floor + 3.36%), 8.68%,
12/02/34 ..................... 1,250 1,232,286

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
OCP Euro CLO DAC
(a)(c)
Series 2017-2X, Class E, (3-mo. EURIBOR
at 5.00% Floor + 5.00%), 8.94%,
01/15/32 ..................... EUR 298 $ 320,878
Series 2017-2X, Class F, (3-mo. EURIBOR
at 6.40% Floor + 6.40%), 10.34%,
01/15/32 ..................... 200 214,980
Octagon Investment Partners 26 Ltd.
(a)(b)
Series 2016-1A, Class BR, (3-mo. CME
Term SOFR at 1.60% Floor + 1.86%),
7.18%, 07/15/30 ................ USD 6,000 6,000,000
Series 2016-1A, Class CR, (3-mo. CME
Term SOFR at 1.80% Floor + 2.06%),
7.38%, 07/15/30 ................ 2,250 2,230,620
Octagon Investment Partners 29 Ltd., Series
2016-1A, Class DR, (3-mo. CME Term
SOFR at 3.10% Floor + 3.36%), 8.68%,
01/24/33
(a) (b)
..................... 1,532 1,523,116
Octagon Investment Partners 34 Ltd., Series
2017-1A, Class B1, (3-mo. CME Term
SOFR at 1.40% Floor + 1.66%), 6.98%,
01/20/30
(a) (b)
..................... 2,000 2,001,665
Octagon Investment Partners 35 Ltd., Series
2018-1A, Class C, (3-mo. CME Term
SOFR at 2.60% Floor + 2.86%), 8.18%,
01/20/31
(a) (b)
..................... 1,000 959,783
Octagon Investment Partners 40 Ltd., Series
2019-1A, Class C1R, (3-mo. CME Term
SOFR at 2.15% Floor + 2.41%), 7.73%,
01/20/35
(a) (b)
..................... 3,000 3,006,020
Octagon Investment Partners 41 Ltd.
(a)(b)
Series 2019-2A, Class B1R, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
7.28%, 10/15/33 ................ 8,500 8,499,044
Series 2019-2A, Class CR, (3-mo. CME
Term SOFR at 2.15% Floor + 2.41%),
7.73%, 10/15/33 ................ 3,800 3,800,016
Octagon Loan Funding Ltd.
(a)(b)
Series 2014-1A, Class ARR, (3-mo. CME
Term SOFR at 1.18% Floor + 1.44%),
6.76%, 11/18/31 ................ 13,212 13,211,982
Series 2014-1A, Class BRR, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
7.28%, 11/18/31 ................ 1,500 1,501,593
OHA Credit Funding 1 Ltd., Series 2018-1A,
Class CR, (3-mo. CME Term SOFR at 2.45%
Floor + 2.45%), 0.00%, 04/20/37
(a) (b)
..... 1,000 1,000,000
OHA Credit Funding 10 Ltd., Series 2021-10A,
Class B, (3-mo. CME Term SOFR at 1.65%
Floor + 1.91%), 7.21%, 01/18/36
(a) (b)
..... 2,000 2,003,217
OHA Credit Funding 2 Ltd.
(a)(b)
Series 2019-2A, Class CR, (3-mo. CME
Term SOFR at 2.20% Floor + 2.46%),
7.78%, 04/21/34 ................ 1,500 1,500,005
Series 2019-2A, Class DR, (3-mo. CME
Term SOFR at 3.30% Floor + 3.56%),
8.88%, 04/21/34 ................ 1,000 1,004,754
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class AR, (3-mo. CME Term SOFR at 1.14%
Floor + 1.40%), 6.72%, 07/02/35
(a) (b)
..... 2,000 2,001,167
OHA Credit Funding 6 Ltd., Series 2020-6A,
Class DR, (3-mo. CME Term SOFR at 3.15%
Floor + 3.41%), 8.73%, 07/20/34
(a) (b)
..... 1,000 1,004,245
OHA Credit Funding 9 Ltd., Series 2021-9A,
Class D, (3-mo. CME Term SOFR at 2.95%
Floor + 3.21%), 8.52%, 07/19/35
(a) (b)
..... 500 499,348
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
OHA Credit Partners VII Ltd., Series 2012-7A,
Class D1R3, (3-mo. CME Term SOFR at
2.90% Floor + 3.16%), 8.48%, 02/20/34
(a) (b)
USD 5,970 $ 5,998,837
OHA Credit Partners XI Ltd., Series 2015-11A,
Class DR, (3-mo. CME Term SOFR at 2.95%
Floor + 3.21%), 8.53%, 01/20/32
(a) (b)
..... 400 398,127
OHA Credit Partners XII Ltd.
(a)(b)
Series 2015-12A, Class B1R2, (3-mo. CME
Term SOFR at 1.95% Floor + 1.95%),
0.00%, 04/23/37 ................ 2,000 2,000,000
Series 2015-12A, Class CR2, (3-mo. CME
Term SOFR at 2.40% Floor + 2.40%),
0.00%, 04/23/37 ................ 2,000 2,000,000
OHA Credit Partners XIV Ltd.
(a)(b)
Series 2017-14A, Class B, (3-mo. CME Term
SOFR + 1.76%), 7.08%, 01/21/30 .... 1,000 1,000,578
Series 2017-14A, Class C, (3-mo. CME Term
SOFR + 2.06%), 7.38%, 01/21/30 .... 1,500 1,493,347
OHA Credit Partners XVI, Series 2021-16A,
Class A, (3-mo. CME Term SOFR at 1.15%
Floor + 1.41%), 6.71%, 10/18/34
(a) (b)
..... 13,500 13,510,186
OHA Loan Funding Ltd.
(a)(b)
Series 2015-1A, Class DR3, (3-mo. CME
Term SOFR at 3.20% Floor + 3.46%),
8.77%, 01/19/37 ................ 4,750 4,752,900
Series 2016-1A, Class CR, (3-mo. CME
Term SOFR + 2.21%), 7.53%, 01/20/33 . 2,250 2,254,335
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class BR3, (3-mo. CME
Term SOFR at 1.85% Floor + 2.11%),
7.43%, 10/17/31 ................ 2,950 2,938,015
Series 2014-1A, Class A2R2, (3-mo. CME
Term SOFR at 1.45% Floor + 1.71%),
7.03%, 01/17/31 ................ 6,650 6,654,098
Series 2015-2A, Class A1R2, (3-mo. CME
Term SOFR at 1.10% Floor + 1.36%),
6.68%, 07/20/30 ................ 4,687 4,677,132
Series 2019-1A, Class A1R, (3-mo. CME
Term SOFR at 1.15% Floor + 1.41%),
6.72%, 11/14/34 ................ 7,000 7,006,402
Series 2019-1A, Class A2R, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
7.27%, 11/14/34 ................ 7,000 7,006,308
Series 2019-1A, Class BR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.57%, 11/14/34 ................ 2,500 2,499,382
Series 2019-1A, Class CR, (3-mo. CME
Term SOFR at 3.05% Floor + 3.31%),
8.62%, 11/14/34 ................ 3,750 3,731,877
Series 2020-3A, Class BR2, (3-mo. CME
Term SOFR at 2.65% Floor + 2.65%),
7.96%, 11/15/36 ................ 2,000 2,011,375
Series 2021-1A, Class B, (3-mo. CME Term
SOFR at 1.96% Floor + 1.96%), 7.28%,
04/20/34 ..................... 7,000 6,975,850
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.06% Floor + 2.06%), 7.38%,
07/15/34 ..................... 2,000 1,999,985
Series 2021-2A, Class D, (3-mo. CME Term
SOFR at 3.16% Floor + 3.16%), 8.48%,
07/15/34 ..................... 4,000 4,018,748
Series 2021-3A, Class B, (3-mo. CME Term
SOFR at 1.91% Floor + 1.91%), 7.23%,
01/15/35 ..................... 7,000 6,978,686

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-3A, Class C, (3-mo. CME Term
SOFR at 2.21% Floor + 2.21%), 7.53%,
01/15/35 ..................... USD 5,000 $ 5,009,375
Series 2021-3A, Class D, (3-mo. CME Term
SOFR at 3.21% Floor + 3.21%), 8.53%,
01/15/35 ..................... 2,000 1,990,371
Series 2021-4A, Class B, (3-mo. CME Term
SOFR at 1.65% Floor + 1.91%), 7.23%,
10/15/34 ..................... 7,250 7,227,748
Series 2021-4A, Class C, (3-mo. CME Term
SOFR at 1.95% Floor + 2.21%), 7.53%,
10/15/34 ..................... 4,850 4,853,742
Series 2021-4A, Class D, (3-mo. CME Term
SOFR at 2.95% Floor + 3.21%), 8.53%,
10/15/34 ..................... 7,000 6,994,811
Series 2022-1A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 7.12%,
04/20/35 ..................... 1,000 1,003,283
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.05%), 7.37%,
04/20/35 ..................... 3,500 3,505,987
Series 2022-1A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.05%), 8.37%,
04/20/35 ..................... 3,250 3,257,216
Palmer Square European CLO DAC
(a)(c)
Series 2022-2X, Class DR, (3-mo. EURIBOR
at 4.00% Floor + 4.00%), 7.92%,
01/15/38 ..................... EUR 373 402,805
Series 2023-1X, Class D, (3-mo. EURIBOR
at 6.20% Floor + 6.20%), 10.14%,
07/15/36 ..................... 276 306,322
Park Avenue Institutional Advisers CLO Ltd.
(a)(b)
Series 2016-1A, Class A2R, (3-mo. CME
Term SOFR at 1.80% Floor + 2.06%),
7.38%, 08/23/31 ................ USD 2,600 2,604,150
Series 2018-1A, Class A2R, (3-mo. CME
Term SOFR at 1.60% Floor + 1.86%),
7.18%, 10/20/31 ................ 4,700 4,688,250
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.25% Floor + 2.51%), 7.83%,
07/15/34 ..................... 6,000 5,993,371
Pikes Peak CLO 2
(a)(b)
Series 2018-2A, Class B1R, (3-mo. CME
Term SOFR at 1.75% Floor + 2.01%),
7.31%, 10/18/34 ................ 5,000 4,976,929
Series 2018-2A, Class CR, (3-mo. CME
Term SOFR at 2.25% Floor + 2.51%),
7.81%, 10/18/34 ................ 2,350 2,349,925
Pikes Peak CLO 3, Series 2019-3A, Class
BRR, (3-mo. CME Term SOFR at 1.70%
Floor + 1.96%), 7.29%, 10/25/34
(a) (b)
..... 1,600 1,597,006
Pikes Peak CLO 6
(a)(b)
Series 2020-6A, Class AR2, (3-mo. CME
Term SOFR at 1.17% Floor + 1.43%),
6.75%, 05/18/34 ................ 2,000 2,000,052
Series 2020-6A, Class BR2, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
7.28%, 05/18/34 ................ 1,000 998,074
Pikes Peak CLO 8, Series 2021-8A, Class B,
(3-mo. CME Term SOFR at 1.75% Floor +
2.01%), 7.33%, 07/20/34
(a) (b)
.......... 2,000 1,998,592
Pikes Peak CLO 9, Series 2021-9A, Class B,
(3-mo. CME Term SOFR at 1.75% Floor +
2.01%), 7.33%, 10/27/34
(a) (b)
.......... 7,000 6,998,058
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Post CLO Ltd.
(a)(b)
Series 2021-1A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.33%,
10/15/34 ..................... USD 10,000 $ 9,953,942
Series 2021-1A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.46%), 7.78%,
10/15/34 ..................... 3,500 3,510,216
Series 2021-1A, Class D, (3-mo. CME Term
SOFR at 3.30% Floor + 3.56%), 8.88%,
10/15/34 ..................... 1,200 1,163,432
Series 2022-1A, Class D, (3-mo. CME Term
SOFR at 3.20% Floor + 3.20%), 8.52%,
04/20/35 ..................... 1,750 1,682,321
PPM CLO 4 Ltd.
(a)(b)
Series 2020-4A, Class AR, (3-mo. CME
Term SOFR at 1.19% Floor + 1.45%),
6.75%, 10/18/34 ................ 6,000 5,999,158
Series 2020-4A, Class BR, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
7.21%, 10/18/34 ................ 3,000 2,991,951
Prima Capital CRE Securitization Ltd., Series
2015-4A, Class C, 4.00%, 08/24/49
(b)
.... 2,194 2,141,945
Progress Residential Trust
(b)
Series 2020-SFR1, Class F, 3.43%,
04/17/37 ..................... 5,500 5,298,593
Series 2020-SFR1, Class G, 4.03%,
04/17/37 ..................... 3,500 3,381,917
Series 2021-SFR10, Class G, 4.86%,
12/17/40 ..................... 5,913 4,997,986
Series 2021-SFR8, Class F, 3.18%,
10/17/38 ..................... 22,000 19,685,681
Series 2021-SFR8, Class G, 4.01%,
10/17/38 ..................... 10,000 8,899,557
Series 2022-SFR5, Class E1, 6.62%,
06/17/39 ..................... 2,000 1,975,310
Providus CLO V DAC, Series 5X, Class D,
(3-mo. EURIBOR at 2.95% Floor + 2.95%),
6.85%, 02/15/35
(a) (c)
................ EUR 500 525,818
Rad CLO 2 Ltd.
(a)(b)
Series 2018-2A, Class AR, (3-mo. CME
Term SOFR at 1.08% Floor + 1.34%),
6.66%, 10/15/31 ................ USD 4,966 4,971,653
Series 2018-2A, Class BR, (3-mo. CME
Term SOFR at 1.50% Floor + 1.76%),
7.08%, 10/15/31 ................ 5,000 4,997,575
Rad CLO 3 Ltd.
(a)(b)
Series 2019-3A, Class A, (3-mo. CME Term
SOFR at 1.48% Floor + 1.74%), 7.06%,
04/15/32 ..................... 15,500 15,493,420
Series 2019-3A, Class BR, (3-mo. CME
Term SOFR at 1.55% Floor + 1.81%),
7.13%, 04/15/32 ................ 4,000 3,988,826
Rad CLO 5 Ltd., Series 2019-5A, Class BR,
(3-mo. CME Term SOFR at 1.70% Floor +
1.96%), 7.28%, 07/24/32
(a) (b)
.......... 3,000 2,993,783
Rad CLO 7 Ltd., Series 2020-7A, Class A1R,
(3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 6.68%, 04/17/36
(a) (b)
.......... 1,000 998,769
Rad CLO 9 Ltd., Series 2020-9A, Class A1,
(3-mo. CME Term SOFR at 1.40% Floor +
1.66%), 6.98%, 01/15/34
(a) (b)
.......... 1,250 1,250,156
Rad CLO 10 Ltd.
(a)(b)
Series 2021-10A, Class C, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.33%,
04/23/34 ..................... 3,750 3,698,985

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-10A, Class D, (3-mo. CME Term
SOFR at 2.75% Floor + 3.01%), 8.33%,
04/23/34 ..................... USD 2,000 $ 1,959,915
Rad CLO 12 Ltd.
(a)(b)
Series 2021-12A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.31%), 7.63%,
10/30/34 ..................... 1,375 1,373,908
Series 2021-12A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.31%), 8.63%,
10/30/34 ..................... 3,375 3,322,208
Rad CLO 14 Ltd.
(a)(b)
Series 2021-14A, Class C, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 7.58%,
01/15/35 ..................... 3,500 3,483,087
Series 2021-14A, Class D, (3-mo. CME Term
SOFR at 3.00% Floor + 3.26%), 8.58%,
01/15/35 ..................... 1,000 980,355
Rad CLO 15 Ltd.
(a)(b)
Series 2021-15A, Class B, (3-mo. CME Term
SOFR at 1.65% Floor + 1.91%), 7.23%,
01/20/34 ..................... 7,000 7,002,175
Series 2021-15A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.31%), 7.63%,
01/20/34 ..................... 1,650 1,647,247
Series 2021-15A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.31%), 8.63%,
01/20/34 ..................... 2,900 2,876,440
Rad CLO 18 Ltd., Series 2023-18A, Class A1,
(3-mo. CME Term SOFR at 1.95% Floor +
1.95%), 7.26%, 04/15/36
(a) (b)
.......... 3,750 3,757,620
Regatta IX Funding Ltd.
(a)(b)
Series 2017-1A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 2.06%), 7.38%,
04/17/30 ..................... 10,000 10,040,572
Series 2017-1A, Class C, (3-mo. CME Term
SOFR at 2.45% Floor + 2.71%), 8.03%,
04/17/30 ..................... 1,000 1,001,402
Regatta VI Funding Ltd., Series 2016-1A, Class
CR2, (3-mo. CME Term SOFR at 2.15%
Floor + 2.41%), 7.73%, 04/20/34
(a) (b)
..... 1,000 1,000,001
Regatta VII Funding Ltd., Series 2016-1A,
Class CR2, (3-mo. CME Term SOFR at
2.05% Floor + 2.31%), 7.64%, 06/20/34
(a) (b)
750 750,001
Regatta VIII Funding Ltd., Series 2017-1A,
Class A, (3-mo. CME Term SOFR at 1.25%
Floor + 1.51%), 6.83%, 10/17/30
(a) (b)
..... 2,224 2,227,800
Regatta X Funding Ltd., Series 2017-3A, Class
C, (3-mo. CME Term SOFR at 1.80% Floor +
2.06%), 7.38%, 01/17/31
(a) (b)
.......... 1,500 1,494,815
Regatta XII Funding Ltd., Series 2019-1A,
Class AR, (3-mo. CME Term SOFR at 1.10%
Floor + 1.36%), 6.68%, 10/15/32
(a) (b)
..... 10,000 10,012,353
Regatta XIII Funding Ltd., Series 2018-2A,
Class B, (3-mo. CME Term SOFR + 2.36%),
7.68%, 07/15/31
(a) (b)
................ 1,250 1,251,874
Regatta XVI Funding Ltd., Series 2019-2A,
Class B, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 7.63%, 01/15/33
(a) (b)
..... 6,700 6,706,741
Regatta XVII Funding Ltd., Series 2020-1A,
Class C, (3-mo. CME Term SOFR at 2.55%
Floor + 2.81%), 8.13%, 10/15/33
(a) (b)
..... 500 502,664
Regatta XXIII Funding Ltd.
(a)(b)
Series 2021-4A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.31%), 7.63%,
01/20/35 ..................... 3,000 3,005,542
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-4A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.31%), 8.63%,
01/20/35 ..................... USD 2,000 $ 1,999,249
Regatta XXVIII Funding Ltd., Series 2024-2A,
Class A1, (3-mo. CME Term SOFR at 1.55%
Floor + 1.55%), 0.00%, 04/25/37
(a) (b)
..... 2,500 2,500,000
Riserva CLO Ltd., Series 2016-3A, Class CRR,
(3-mo. CME Term SOFR at 1.80% Floor +
2.06%), 7.36%, 01/18/34
(a) (b)
.......... 1,000 992,204
Rockfield Park CLO DAC
(a)(c)
Series 1X, Class C, (3-mo. EURIBOR at
3.00% Floor + 3.00%), 6.18%, 07/16/34 EUR 400 424,203
Series 1X, Class D, (3-mo. EURIBOR at
5.95% Floor + 5.95%), 9.88%, 07/16/34 357 378,121
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class BR2A, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
7.23%, 04/20/34 ................ USD 3,500 3,476,876
Series 2017-3A, Class C, (3-mo. CME Term
SOFR at 1.80% Floor + 2.06%), 7.38%,
10/20/30 ..................... 2,300 2,303,011
Series 2018-1A, Class B, (3-mo. CME Term
SOFR at 1.72% Floor + 1.98%), 7.30%,
05/20/31 ..................... 1,000 1,002,191
Series 2018-2A, Class A, (3-mo. CME Term
SOFR at 1.16% Floor + 1.42%), 6.74%,
10/20/31 ..................... 3,288 3,287,923
Series 2018-2A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 2.06%), 7.38%,
10/20/31 ..................... 1,125 1,126,132
Series 2018-2A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.46%), 7.78%,
10/20/31 ..................... 700 701,090
Series 2019-2A, Class CR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.58%, 08/20/32 ................ 5,500 5,500,013
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.36% Floor + 2.36%), 7.68%,
07/20/34 ..................... 2,000 1,999,148
Series 2021-2A, Class D, (3-mo. CME Term
SOFR at 3.51% Floor + 3.51%), 8.83%,
07/20/34 ..................... 1,250 1,210,559
Series 2021-3A, Class C, (3-mo. CME Term
SOFR at 2.15% Floor + 2.41%), 7.73%,
10/20/34 ..................... 3,000 2,999,524
RR 20 Ltd., Series 2022-20A, Class B, (3-mo.
CME Term SOFR at 2.50% Floor + 2.50%),
7.81%, 07/15/37
(a) (b)
................ 1,000 1,005,869
RR 28 Ltd., Series 2024-28RA, Class A1R,
(3-mo. CME Term SOFR at 1.55% Floor +
1.55%), 6.84%, 04/15/37
(a) (b)
.......... 7,500 7,531,388
RR 5 Ltd., Series 2018-5A, Class B, (3-mo.
CME Term SOFR at 2.25% Floor + 2.51%),
7.83%, 10/15/31
(a) (b)
................ 1,250 1,248,830
RRX 4 Ltd.
(a)(b)
Series 2021-4A, Class A1, (3-mo. CME Term
SOFR at 1.20% Floor + 1.46%), 6.78%,
07/15/34 ..................... 11,000 11,007,340
Series 2021-4A, Class A2, (3-mo. CME Term
SOFR at 1.85% Floor + 2.11%), 7.43%,
07/15/34 ..................... 1,250 1,255,448
Signal Peak CLO 1 Ltd., Series 2014-1A, Class
BR3, (3-mo. CME Term SOFR at 1.80%
Floor + 2.06%), 7.38%, 04/17/34
(a) (b)
..... 630 627,054

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Signal Peak CLO 10 Ltd.
(a)(b)
Series 2021-9A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.96%), 7.28%,
07/21/34 ..................... USD 9,500 $ 9,509,617
Series 2021-9A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.31%), 7.63%,
07/21/34 ..................... 2,000 1,999,987
Signal Peak CLO 2 LLC, Series 2015-1A, Class
CR2, (3-mo. CME Term SOFR at 1.90%
Floor + 2.16%), 7.48%, 04/20/29
(a) (b)
..... 2,000 2,000,972
Signal Peak CLO 4 Ltd.
(a)(b)
Series 2017-4A, Class CR, (3-mo. CME
Term SOFR at 2.41% Floor + 2.41%),
7.74%, 10/26/34 ................ 5,000 4,976,067
Series 2017-4A, Class DR, (3-mo. CME
Term SOFR at 3.46% Floor + 3.46%),
8.79%, 10/26/34 ................ 2,300 2,214,472
Signal Peak CLO 7 Ltd.
(a)(b)
Series 2019-1A, Class A, (3-mo. CME Term
SOFR at 1.50% Floor + 1.76%), 7.08%,
04/30/32 ..................... 5,000 5,017,667
Series 2019-1A, Class B, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 7.58%,
04/30/32 ..................... 5,380 5,389,141
Silver Point CLO 4 Ltd., Series 2024-4A, Class
A1, (3-mo. CME Term SOFR at 1.63% Floor
+ 1.63%), 6.89%, 04/15/37
(a) (b)
......... 5,000 4,999,752
Sixth Street CLO XIX Ltd.
(a)(b)
Series 2021-19A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.96%), 7.28%,
07/20/34 ..................... 3,000 3,003,502
Series 2021-19A, Class C, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 7.58%,
07/20/34 ..................... 1,000 997,937
Series 2021-19A, Class D, (3-mo. CME Term
SOFR at 3.00% Floor + 3.26%), 8.58%,
07/20/34 ..................... 4,000 3,966,703
Sixth Street CLO XVII Ltd., Series 2021-17A,
Class A, (3-mo. CME Term SOFR at 1.24%
Floor + 1.50%), 6.82%, 01/20/34
(a) (b)
..... 8,500 8,505,203
Sixth Street CLO XVIII Ltd., Series 2021-18A,
Class D, (3-mo. CME Term SOFR at 2.90%
Floor + 3.16%), 8.48%, 04/20/34
(a) (b)
..... 1,755 1,746,225
Sound Point CLO XXI Ltd., Series 2018-3A,
Class A1A, (3-mo. CME Term SOFR at
1.18% Floor + 1.44%), 6.77%, 10/26/31
(a) (b)
6,600 6,613,157
Sound Point CLO XXIII Ltd., Series 2019-2A,
Class CR, (3-mo. CME Term SOFR at 2.25%
Floor + 2.51%), 7.83%, 07/15/34
(a) (b)
..... 2,250 2,234,256
Sound Point CLO XXIX Ltd., Series 2021-1A,
Class B1, (3-mo. CME Term SOFR at 1.96%
Floor + 1.96%), 7.29%, 04/25/34
(a) (b)
..... 3,350 3,335,987
Sound Point CLO XXVIII Ltd., Series 2020-3A,
Class A1, (3-mo. CME Term SOFR at 1.28%
Floor + 1.54%), 6.87%, 01/25/32
(a) (b)
..... 1,500 1,500,989
Sound Point CLO XXXIII Ltd., Series 2022-1A,
Class B, (3-mo. CME Term SOFR at 1.90%
Floor + 1.90%), 7.22%, 04/25/35
(a) (b)
..... 5,200 5,181,800
Southwick Park CLO LLC, Series 2019-4A,
Class A1R, (3-mo. CME Term SOFR at
1.32% Floor + 1.32%), 6.64%, 07/20/32
(a) (b)
2,000 2,001,001
Structured Asset Securities Corp. Mortgage
Loan Trust
(a)
Series 2006-BC3, Class A1, (1-mo. CME
Term SOFR at 0.16% Floor + 0.43%),
5.76%, 10/25/36 ................ 4,994 3,398,385
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2007-MN1A, Class A1, (1-mo. CME
Term SOFR at 0.23% Floor + 0.34%),
5.67%, 01/25/37
(b)
............... USD 1,356 $ 778,226
Sycamore Tree CLO Ltd.
(a)(b)
Series 2024-5A, Class A1, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%), 0.00%,
04/20/36 ..................... 10,000 10,000,000
Series 2024-5A, Class B, (3-mo. CME Term
SOFR at 2.25% Floor + 2.25%), 0.00%,
04/20/36 ..................... 2,000 2,000,000
Symphony CLO XXII Ltd., Series 2020-22A,
Class B, (3-mo. CME Term SOFR at 1.70%
Floor + 1.96%), 7.26%, 04/18/33
(a) (b)
..... 1,250 1,249,449
Symphony CLO XXIV Ltd., Series 2020-24A,
Class AR, (3-mo. CME Term SOFR at 1.20%
Floor + 1.20%), 6.52%, 01/23/32
(a) (b)
..... 1,000 999,800
Symphony CLO XXVIII Ltd., Series 2021-28A,
Class A, (3-mo. CME Term SOFR at 1.14%
Floor + 1.40%), 6.72%, 10/23/34
(a) (b)
..... 2,000 2,001,661
TCI-Flatiron CLO Ltd.
(a)(b)
Series 2017-1A, Class C, (3-mo. CME Term
SOFR at 1.85% Floor + 2.11%), 7.43%,
11/18/30 ..................... 1,250 1,249,985
Series 2018-1A, Class CR, (3-mo. CME
Term SOFR at 1.75% Floor + 2.01%),
7.33%, 01/29/32 ................ 4,000 4,004,996
Series 2018-1A, Class DR, (3-mo. CME
Term SOFR at 2.75% Floor + 3.01%),
8.33%, 01/29/32 ................ 2,000 2,006,554
TCW CLO Ltd.
(a)(b)
Series 2020-1A, Class CRR, (3-mo. CME
Term SOFR at 2.05% Floor + 2.31%),
7.63%, 04/20/34 ................ 3,500 3,489,476
Series 2020-1A, Class DRR, (3-mo. CME
Term SOFR at 3.40% Floor + 3.66%),
8.98%, 04/20/34 ................ 2,250 2,171,983
Series 2021-1A, Class C, (3-mo. CME Term
SOFR at 1.90% Floor + 2.16%), 7.48%,
03/18/34 ..................... 1,000 990,879
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.10% Floor + 2.36%), 7.69%,
07/25/34 ..................... 2,500 2,499,132
TICP CLO IX Ltd.
(a)(b)
Series 2017-9A, Class B, (3-mo. CME Term
SOFR at 1.60% Floor + 1.86%), 7.18%,
01/20/31 ..................... 1,000 1,002,528
Series 2017-9A, Class D, (3-mo. CME Term
SOFR at 2.90% Floor + 3.16%), 8.48%,
01/20/31 ..................... 1,000 1,006,139
TICP CLO VI Ltd.
(a)(b)
Series 2016-6A, Class AR2, (3-mo. CME
Term SOFR at 1.12% Floor + 1.38%),
6.70%, 01/15/34 ................ 2,000 2,002,240
Series 2016-6A, Class BR2, (3-mo. CME
Term SOFR at 1.50% Floor + 1.76%),
7.08%, 01/15/34 ................ 2,000 1,994,281
Series 2016-6A, Class CR2, (3-mo. CME
Term SOFR at 1.90% Floor + 2.16%),
7.48%, 01/15/34 ................ 1,650 1,641,718
TICP CLO VII Ltd., Series 2017-7A, Class CR,
(3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 7.73%, 04/15/33
(a) (b)
.......... 6,500 6,501,346

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
TICP CLO XI Ltd.
(a)(b)
Series 2018-11A, Class A, (3-mo. CME Term
SOFR at 1.18% Floor + 1.44%), 6.76%,
10/20/31 ..................... USD 7,580 $ 7,580,152
Series 2018-11A, Class AR, (3-mo. CME
Term SOFR at 1.53% Floor + 1.53%),
0.00%, 04/25/37 ................ 8,545 8,545,000
Series 2018-11A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.31%), 8.63%,
10/20/31 ..................... 1,100 1,106,761
Series 2018-11A, Class DR, (3-mo. CME
Term SOFR at 3.70% Floor + 3.70%),
0.00%, 04/25/37 ................ 1,100 1,100,000
TICP CLO XII Ltd.
(a)(b)
Series 2018-12A, Class CR, (3-mo. CME
Term SOFR at 2.10% Floor + 2.36%),
7.68%, 07/15/34 ................ 13,450 13,452,888
Series 2018-12A, Class DR, (3-mo. CME
Term SOFR at 3.30% Floor + 3.56%),
8.88%, 07/15/34 ................ 1,500 1,491,562
TICP CLO XIII Ltd., Series 2019-13A, Class
DR, (3-mo. CME Term SOFR at 3.41% Floor
+ 3.41%), 8.73%, 04/15/34
(a) (b)
......... 2,000 1,988,173
TICP CLO XIV Ltd., Series 2019-14A, Class
BR, (3-mo. CME Term SOFR at 2.20% Floor
+ 2.46%), 7.78%, 10/20/32
(a) (b)
......... 3,250 3,250,766
TICP CLO XV Ltd., Series 2020-15A, Class A,
(3-mo. CME Term SOFR at 1.28% Floor +
1.54%), 6.86%, 04/20/33
(a) (b)
.......... 3,300 3,303,006
Trestles CLO Ltd., Series 2020-3A, Class C,
(3-mo. CME Term SOFR at 2.25% Floor +
2.51%), 7.83%, 01/20/33
(a) (b)
.......... 1,450 1,446,376
Tricon American Homes Trust
(b)
Series 2019-SFR1, Class E, 3.40%,
03/17/38 ..................... 7,000 6,624,879
Series 2020-SFR2, Class E2, 3.08%,
11/17/39 ..................... 1,000 887,623
Tricon Residential Trust
(b)
Series 2021-SFR1, Class F, 3.69%,
07/17/38 ..................... 5,500 5,023,656
Series 2021-SFR1, Class G, 4.13%,
07/17/38 ..................... 3,551 3,186,433
Series 2022-SFR2, Class E, 7.51%,
07/17/40 ..................... 10,000 10,157,212
Trimaran CAVU Ltd.
(a)(b)
Series 2019-1A, Class A2, (3-mo. CME Term
SOFR at 1.90% Floor + 2.16%), 7.48%,
07/20/32 ..................... 1,550 1,551,591
Series 2021-2A, Class B1, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.34%,
10/25/34 ..................... 1,500 1,500,611
Unique Pub Finance Co. plc (The)
(c)
Series A4,  5.66%, 06/30/27 .......... GBP 398 494,842
Series N,  6.46%, 03/30/32
(d)
.......... 400 526,470
Upland CLO Ltd., Series 2016-1A, Class CR,
(3-mo. CME Term SOFR + 3.16%), 8.48%,
04/20/31
(a) (b)
..................... USD 1,500 1,468,986
Voya CLO Ltd.
(a)(b)
Series 2014-1A, Class BR2, (3-mo. CME
Term SOFR + 2.16%), 7.46%, 04/18/31 . 1,000 998,409
Series 2014-4A, Class BR2, (3-mo. CME
Term SOFR + 2.35%), 7.67%, 07/14/31 . 500 498,898
Series 2016-3A, Class A1R, (3-mo. CME
Term SOFR at 1.19% Floor + 1.45%),
6.75%, 10/18/31 ................ 479 479,095
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Washington Mutual Asset-Backed
CertificatesTrust, Series 2006-HE5, Class
1A, (1-mo. CME Term SOFR at 0.31% Floor
+ 0.42%), 4.66%, 10/25/36
(a)
.......... USD 11,408 $ 8,395,250
Webster Park CLO Ltd., Series 2015-1A, Class
A1BR, (3-mo. CME Term SOFR at 1.35%
Floor + 1.61%), 6.93%, 07/20/30
(a) (b)
..... 3,800 3,795,633
Wellman Park CLO Ltd., Series 2021-1A, Class
B, (3-mo. CME Term SOFR at 1.86% Floor +
1.86%), 7.18%, 07/15/34
(a) (b)
.......... 7,000 7,003,602
Whitebox CLO I Ltd.
(a)(b)
Series 2019-1A, Class ANBR, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
7.28%, 07/24/32 ................ 10,415 10,432,980
Series 2019-1A, Class BR, (3-mo. CME
Term SOFR at 2.05% Floor + 2.31%),
7.63%, 07/24/32 ................ 5,000 5,001,203
Whitebox CLO III Ltd., Series 2021-3A, Class
A1, (3-mo. CME Term SOFR at 1.22% Floor
+ 1.48%), 6.80%, 10/15/34
(a) (b)
......... 2,000 2,000,323
Whitebox CLO IV Ltd.
(a)(b)
Series 2023-4A, Class A1, (3-mo. CME Term
SOFR at 2.15% Floor + 2.15%), 7.47%,
04/20/36 ..................... 1,500 1,509,166
Series 2023-4A, Class B, (3-mo. CME Term
SOFR at 2.60% Floor + 2.60%), 7.92%,
04/20/36 ..................... 2,000 2,008,000
Series 2023-4A, Class D, (3-mo. CME Term
SOFR at 5.15% Floor + 5.15%), 10.47%,
04/20/36 ..................... 1,000 1,022,331
Total Asset-Backed Securities — 14 .9%
(Cost: $ 1,695,775,091 ) ............................ 1,667,739,169
Shares
Shares
Common Stocks
Aerospace & Defense — 0.4%
BAE Systems plc .................... 725,339 12,363,713
L3Harris Technologies, Inc. ............. 59,412 12,660,697
MTU Aero Engines AG ................ 15,052 3,817,582
RTX Corp. ........................ 148,345 14,468,088
43,310,080
Air Freight & Logistics — 0.1%
Agility Public Warehousing Co. KSC
(e)
...... 248,197 537,439
Hyundai Glovis Co. Ltd. ............... 6,162 827,027
United Parcel Service, Inc. , Class B ....... 95,745 14,230,579
15,595,045
Automobile Components — 0.1%
Aptiv plc
(e)
......................... 34,420 2,741,553
Lear Corp. ........................ 23,507 3,405,694
6,147,247
Automobiles — 0.2%
Geely Automobile Holdings Ltd. .......... 862,000 1,020,164
General Motors Co. .................. 207,314 9,401,690
Guangzhou Automobile Group Co. Ltd. , Class
H ............................ 932,000 382,542
Maruti Suzuki India Ltd. ............... 45,590 6,901,481
SAIC Motor Corp. Ltd. , Class A .......... 1,344,523 2,769,324
20,475,201

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks — 2.1%
Absa Group Ltd. .................... 606,197 $ 4,732,772
Abu Dhabi Commercial Bank PJSC ....... 1,614,522 3,693,100
Abu Dhabi Islamic Bank PJSC ........... 159,781 475,133
Al Rajhi Bank ...................... 15,450 342,505
AMMB Holdings Bhd. ................. 265,100 233,483
Axis Bank Ltd. ...................... 844,577 10,644,540
Banco de Chile ..................... 748,724 83,280
Banco de Chile , ADR ................. 9,621 214,260
Bank Mandiri Persero Tbk. PT ........... 5,960,600 2,712,031
Bank Negara Indonesia Persero Tbk. PT .... 1,028,300 382,802
Bank of China Ltd. , Class H ............. 28,277,000 11,593,871
Bank of Communications Co. Ltd. , Class H .. 477,000 313,680
Bank of Shanghai Co. Ltd. , Class A ........ 1,747,300 1,614,738
Bank Rakyat Indonesia Persero Tbk. PT .... 43,806,313 16,750,437
BNP Paribas SA .................... 47,056 3,350,147
Boubyan Bank KSCP ................. 213,096 429,400
Chang Hwa Commercial Bank Ltd. ........ 712,687 404,106
China Minsheng Banking Corp. Ltd. , Class H . 1,164,500 403,572
CIMB Group Holdings Bhd. ............. 937,500 1,298,673
Citigroup, Inc. ...................... 333,407 21,084,659
Citizens Financial Group, Inc. ........... 526,635 19,111,584
Commercial International Bank Egypt SAE ... 1,553,431 2,621,169
Credicorp Ltd. ...................... 1,325 224,495
CTBC Financial Holding Co. Ltd. ......... 2,441,000 2,470,677
DBS Group Holdings Ltd. .............. 300,400 8,017,021
Dubai Islamic Bank PJSC .............. 393,300 625,467
E.Sun Financial Holding Co. Ltd. ......... 1,294,894 1,098,091
Emirates NBD Bank PJSC .............. 189,975 894,974
Eurobank Ergasias Services & Holdings SA
(e)
. 376,775 724,354
First Abu Dhabi Bank PJSC ............. 231,540 844,887
First Citizens BancShares, Inc. , Class A ..... 8,678 14,188,530
First Financial Holding Co. Ltd. ........... 935,000 806,190
Grupo Financiero Banorte SAB de CV , Class O 841,334 8,940,423
Gulf Bank KSCP .................... 382,603 365,653
HDFC Bank Ltd. .................... 489,648 8,538,297
Hong Leong Bank Bhd. ................ 64,800 265,060
HSBC Holdings plc .................. 342,154 2,674,558
Hua Nan Financial Holdings Co. Ltd. ....... 269,000 192,431
ICICI Bank Ltd. ..................... 211,550 2,789,004
Industrial & Commercial Bank of China Ltd. ,
Class H ........................ 14,998,000 7,538,503
KBC Group NV ..................... 64,424 4,830,004
Kotak Mahindra Bank Ltd. .............. 99,389 2,135,276
Kuwait Finance House KSCP ............ 880,769 2,290,415
M&T Bank Corp. .................... 80,850 11,758,824
Malayan Banking Bhd. ................ 548,600 1,118,894
Moneta Money Bank A/S
(b) (c)
............ 31,466 136,760
National Bank of Greece SA
(e)
........... 306,911 2,402,541
National Bank of Kuwait SAKP ........... 290,780 907,224
Nordea Bank Abp ................... 546,999 6,096,025
OTP Bank Nyrt. ..................... 136,670 6,290,248
Public Bank Bhd. .................... 1,038,100 923,730
Qatar International Islamic Bank QSC
(e)
..... 74,760 224,054
Qatar Islamic Bank SAQ ............... 106,919 557,232
Qatar National Bank QPSC ............. 258,634 1,007,020
RHB Bank Bhd. ..................... 276,500 329,698
Sberbank of Russia PJSC
(e) (f)
............ 877,548 95
SinoPac Financial Holdings Co. Ltd. ....... 1,134,000 761,554
Taiwan Cooperative Financial Holding Co. Ltd. 640,000 519,490
UniCredit SpA ...................... 133,602 5,074,111
Wells Fargo & Co. ................... 408,758 23,691,614
234,743,366
Beverages — 0.3%
Ambev SA ........................ 2,090,732 5,219,118
Ambev SA , ADR
(e)
................... 351,350 871,348
Security
Shares
Shares Value
Beverages (continued)
Arca Continental SAB de CV ............ 117,306 $ 1,282,325
Diageo plc ........................ 474,977 17,575,203
Keurig Dr Pepper, Inc. ................ 90,500 2,775,635
Kweichow Moutai Co. Ltd. , Class A ........ 5,200 1,219,867
Nongfu Spring Co. Ltd. , Class H
(b) (c)
........ 249,400 1,347,966
Pernod Ricard SA ................... 33,142 5,365,165
United Spirits Ltd. ................... 72,030 980,821
36,637,448
Biotechnology — 0.2%
AbbVie, Inc. ....................... 130,022 23,677,006
Hugel, Inc.
(e)
....................... 4,949 709,451
24,386,457
Broadline Retail — 0.1%
Alibaba Group Holding Ltd. , ADR ......... 72,720 5,262,019
Poya International Co. Ltd. ............. 9,480 147,436
Prosus NV ........................ 274,153 8,581,098
13,990,553
Building Products — 0.3%
Allegion plc ........................ 148,049 19,943,681
Assa Abloy AB , Class B ............... 110,556 3,172,770
Cie de Saint-Gobain SA ............... 58,566 4,545,528
Johnson Controls International plc ........ 86,110 5,624,705
33,286,684
Capital Markets — 0.6%
B3 SA - Brasil Bolsa Balcao ............. 3,275,314 7,836,617
Carlyle Group, Inc. (The) ............... 61,110 2,866,670
Charles Schwab Corp. (The) ............ 174,690 12,637,075
China Galaxy Securities Co. Ltd. , Class H ... 1,367,000 671,781
EFG Holding S.A.E.
(e)
................. 535,047 199,267
GF Securities Co. Ltd. , Class H .......... 4,253,200 4,408,381
Intercontinental Exchange, Inc. .......... 110,252 15,151,932
London Stock Exchange Group plc ........ 25,553 3,057,521
Moody's Corp. ...................... 30,581 12,019,250
Partners Group Holding AG ............. 3,130 4,471,161
Raymond James Financial, Inc. .......... 42,769 5,492,395
68,812,050
Chemicals — 0.4%
Air Liquide SA ...................... 81,674 16,992,170
Asian Paints Ltd. .................... 66,678 2,275,544
Hansol Chemical Co. Ltd. .............. 23,948 3,574,786
International Flavors & Fragrances, Inc. ..... 78,156 6,720,634
Linde plc ......................... 872 404,887
Linde plc ......................... 6,867 3,177,745
SABIC Agri-Nutrients Co. .............. 10,860 355,089
Saudi Basic Industries Corp. ............ 277,187 5,772,979
Yanbu National Petrochemical Co. ........ 48,720 483,693
39,757,527
Commercial Services & Supplies — 0.2%
Parkin Co. PJSC
(e)
................... 740,306 582,608
Republic Services, Inc. ................ 87,290 16,710,798
17,293,406
Communications Equipment — 0.1%
Accton Technology Corp. .............. 401,300 5,750,833
Cisco Systems, Inc. .................. 157,373 7,854,487
Gemtek Technology Corp. .............. 526,000 562,136
14,167,456
Construction & Engineering — 0.1%
Eiffage SA ........................ 15,354 1,742,560
Ferrovial SE
(g)
...................... 128,918 5,104,102
Gamuda Bhd. ...................... 413,000 459,858

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Construction & Engineering (continued)
Mcdermott International Ltd.
(e)
........... 165,884 $ 33,177
Vinci SA .......................... 46,386 5,952,653
13,292,350
Construction Materials — 0.0%
CRH plc .......................... 37,944 3,274,947
Shree Cement Ltd. ................... 2,425 748,522
4,023,469
Consumer Finance — 0.2%
American Express Co. ................ 39,419 8,975,312
Kaspi.KZ JSC , ADR
(c) (e) (f)
............... 59,026 7,593,104
Kaspi.KZ JSC , ADR
(c)
................. 9,648 1,241,119
17,809,535
Consumer Staples Distribution & Retail — 0.3%
Abdullah Al Othaim Markets Co. .......... 77,970 277,493
BGF retail Co. Ltd. ................... 1,908 165,738
CP ALL PCL , NVDR .................. 3,169,700 4,741,798
Dollar General Corp. ................. 63,791 9,955,223
GS Retail Co. Ltd. ................... 11,595 176,104
Migros Ticaret A/S ................... 49,859 629,589
Nahdi Medical Co. ................... 24,005 946,928
President Chain Store Corp. ............ 70,000 580,461
Sendas Distribuidora SA ............... 1,685,037 4,979,114
Wal-Mart de Mexico SAB de CV .......... 3,756,762 15,185,684
37,638,132
Containers & Packaging — 0.1%
Sealed Air Corp. .................... 316,173 11,761,636
Diversified REITs — 0.1%
Cromwell European REIT
(c)
............. 1,378,720 2,052,144
Essential Properties Realty Trust, Inc. ...... 150,050 4,000,333
Fibra Uno Administracion SA de CV ....... 2,908,517 4,849,715
10,902,192
Diversified Telecommunication Services — 0.6%
AT&T, Inc. ......................... 259,967 4,575,419
Cellnex Telecom SA
(b) (c)
................ 388,721 13,750,890
China Tower Corp. Ltd. , Class H
(b) (c)
....... 10,492,000 1,207,522
Chunghwa Telecom Co. Ltd. ............ 702,000 2,757,551
Emirates Telecommunications Group Co. PJSC 123,978 618,497
Hellenic Telecommunications Organization SA ,
Class R ........................ 36,517 538,548
Koninklijke KPN NV .................. 4,050,123 15,149,111
KT Corp. ......................... 25,564 721,037
LG Uplus Corp. ..................... 66,112 493,420
Ooredoo QPSC ..................... 103,138 299,771
Orange Polska SA ................... 134,957 273,687
Saudi Telecom Co. ................... 249,585 2,634,794
Telefonica Brasil SA .................. 153,778 1,548,695
Telefonica Brasil SA , ADR .............. 93,425 940,790
Telekom Malaysia Bhd. ................ 220,400 280,036
Telkom Indonesia Persero Tbk. PT ........ 6,218,800 1,367,797
Telkom Indonesia Persero Tbk. PT , ADR
(e)
... 14,911 331,919
TELUS Corp. ...................... 917,193 14,673,192
Verizon Communications, Inc. ........... 232,890 9,772,064
71,934,740
Electric Utilities — 1.3%
Alliant Energy Corp. .................. 192,519 9,702,958
American Electric Power Co., Inc. ......... 47,959 4,129,270
CEZ A/S .......................... 17,450 622,733
CK Infrastructure Holdings Ltd. ........... 519,000 3,039,715
CLP Holdings Ltd. ................... 352,000 2,807,638
CPFL Energia SA .................... 30,860 214,495
Duke Energy Corp. .................. 99,677 9,639,763
Security
Shares
Shares Value
Electric Utilities (continued)
Edison International .................. 139,083 $ 9,837,341
Enel Chile SA ...................... 6,602,396 396,911
Enel SpA ......................... 429,237 2,833,607
Entergy Corp. ...................... 83,000 8,771,440
Eversource Energy .................. 91,513 5,469,732
Exelon Corp. ....................... 223,803 8,408,279
Korea Electric Power Corp.
(e)
............ 35,526 584,179
Manila Electric Co. ................... 16,470 104,595
NextEra Energy, Inc. ................. 295,507 18,885,852
PG&E Corp. ....................... 836,587 14,021,198
Portland General Electric Co. ............ 96,540 4,054,680
PPL Corp. ........................ 405,564 11,165,177
Southern Co. (The) .................. 104,982 7,531,409
SSE plc .......................... 126,892 2,645,445
Terna - Rete Elettrica Nazionale .......... 586,480 4,847,673
Xcel Energy, Inc. .................... 217,571 11,694,441
141,408,531
Electrical Equipment — 0.3%
ABB India Ltd. ...................... 3,819 291,800
Contemporary Amperex Technology Co. Ltd. ,
Class A ........................ 251,500 6,543,942
Hubbell, Inc. ....................... 36,181 15,016,924
Schneider Electric SE ................. 13,955 3,154,896
Sensata Technologies Holding plc ......... 160,260 5,887,952
Sociedad Quimica y Minera de Chile SA , ADR 64,973 3,194,073
34,089,587
Electronic Equipment, Instruments & Components — 0.2%
AUO Corp.
(e)
....................... 1,826,000 1,032,310
BOE Technology Group Co. Ltd. , Class A .... 1,131,800 628,348
Delta Electronics, Inc. ................. 367,000 3,927,955
Genius Electronic Optical Co. Ltd. ........ 133,000 2,113,467
Hexagon AB , Class B ................. 333,042 3,936,867
Hon Hai Precision Industry Co. Ltd. ........ 600,000 2,812,193
Primax Electronics Ltd. ................ 295,000 791,150
Synnex Technology International Corp. ..... 238,000 582,665
Taiwan Surface Mounting Technology Corp. .. 107,000 352,692
TXC Corp. ........................ 114,000 407,415
WPG Holdings Ltd. .................. 409,000 1,227,142
Zebra Technologies Corp. , Class A
(e)
....... 16,315 4,917,994
22,730,198
Energy Equipment & Services — 0.1%
Baker Hughes Co. , Class A ............. 446,907 14,971,385
Project Investor Holdings LLC , (Acquired
02/12/19 , cost $ 0 )
(e) (f) (h)
.............. 24,388 —
14,971,385
Entertainment — 0.0%
NetEase, Inc. ...................... 135,000 2,797,422
Financial Services — 0.3%
Equitable Holdings, Inc. ............... 126,375 4,803,514
Fidelity National Information Services, Inc. ... 223,551 16,583,013
Mastercard, Inc. , Class A ............... 16,147 7,775,911
Travelport Finance SARL
(e) (f)
............ 246 787,724
Visa, Inc. , Class A ................... 23,293 6,500,610
36,450,772
Food Products — 0.6%
Almarai Co. JSC .................... 18,130 276,506
China Mengniu Dairy Co. Ltd.
(e)
.......... 2,228,000 4,795,393
CJ CheilJedang Corp. ................. 2,524 547,544
IOI Corp. Bhd. ...................... 161,200 134,621
Kraft Heinz Co. (The) ................. 372,862 13,758,608
Kuala Lumpur Kepong Bhd. ............. 22,000 103,809

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products (continued)
Marico Ltd. ........................ 55,624 $ 332,272
Meihua Holdings Group Co. Ltd. , Class A .... 987,106 1,368,375
Mondelez International, Inc. , Class A ....... 274,227 19,195,890
Nestle India Ltd. .................... 54,155 1,704,710
Nestle SA (Registered) ................ 207,195 22,014,460
NongShim Co. Ltd. ................... 1,013 280,266
Orion Corp. ........................ 6,413 437,601
PPB Group Bhd. .................... 40,700 134,148
QL Resources Bhd. .................. 118,600 147,439
Sime Darby Plantation Bhd. ............. 166,100 152,871
Tata Consumer Products Ltd. ............ 39,797 524,045
Uni-President Enterprises Corp. .......... 283,000 675,332
66,583,890
Gas Utilities — 0.1%
ENN Energy Holdings Ltd. .............. 618,000 4,808,632
GAIL India Ltd. ..................... 2,390,186 5,202,618
Kunlun Energy Co. Ltd. ................ 1,048,000 875,491
Petronas Gas Bhd. ................... 44,200 163,987
Tokyo Gas Co. Ltd. .................. 130,900 2,975,726
14,026,454
Ground Transportation — 0.4%
Beijing-Shanghai High Speed Railway Co. Ltd. ,
Class A ........................ 3,855,400 2,650,462
Canadian Pacific Kansas City Ltd. ........ 95,315 8,403,884
CSX Corp. ........................ 155,980 5,782,179
Daqin Railway Co. Ltd. , Class A .......... 2,759,600 2,781,525
Norfolk Southern Corp. ................ 18,199 4,638,379
Union Pacific Corp. .................. 98,006 24,102,616
West Japan Railway Co. ............... 78,600 1,638,037
49,997,082
Health Care Equipment & Supplies — 0.3%
Baxter International, Inc. ............... 346,015 14,788,681
Koninklijke Philips NV
(e)
................ 225,831 4,519,772
Medtronic plc ...................... 135,126 11,776,231
31,084,684
Health Care Providers & Services — 0.7%
Bangkok Chain Hospital PCL , NVDR ....... 1,527,600 862,448
Bangkok Dusit Medical Services PCL , NVDR . 3,561,200 2,760,505
Cardinal Health, Inc. .................. 105,556 11,811,716
Cigna Group (The) ................... 28,600 10,387,234
Dr Lal PathLabs Ltd.
(b) (c)
............... 17,245 468,868
Dr Sulaiman Al Habib Medical Services Group
Co. ........................... 6,534 546,084
Elevance Health, Inc. ................. 14,425 7,479,940
Envision Healthcare Corp.
(e) (f)
............ 37,379 317,722
Hapvida Participacoes e Investimentos SA
(b) (c) (e)
8,382,825 6,200,957
Humana, Inc. ...................... 16,871 5,849,513
IHH Healthcare Bhd. ................. 272,300 346,919
KPJ Healthcare Bhd. ................. 669,100 268,848
Laboratory Corp. of America Holdings ...... 34,891 7,622,288
Shanghai Pharmaceuticals Holding Co. Ltd. ,
Class A ........................ 882,500 2,072,782
Shanghai Pharmaceuticals Holding Co. Ltd. ,
Class H ........................ 185,900 268,615
UnitedHealth Group, Inc. ............... 43,922 21,728,213
78,992,652
Health Care REITs — 0.5%
Assura plc ........................ 23,055,455 12,306,810
CareTrust REIT, Inc. .................. 439,766 10,717,097
Community Healthcare Trust, Inc. ......... 46,843 1,243,682
Healthpeak Properties, Inc. ............. 884,417 16,582,819
Target Healthcare REIT plc ............. 6,108,349 6,491,668
Security
Shares
Shares Value
Health Care REITs (continued)
Welltower, Inc. ...................... 77,165 $ 7,210,298
54,552,374
Hotels, Restaurants & Leisure — 0.1%
Genting Bhd. ....................... 288,600 288,124
Genting Malaysia Bhd. ................ 502,500 290,195
New TOPCO
(e) (f) (i)
.................... 12,872 —
OPAP SA , Class R ................... 250,792 4,513,057
Sands China Ltd.
(e) (g)
.................. 1,654,000 4,666,329
Seera Group Holding
(e)
................ 93,233 705,990
10,463,695
Household Durables — 0.2%
Haier Smart Home Co. Ltd. , Class H ....... 640,000 1,991,554
Merry Electronics Co. Ltd. .............. 99,000 363,609
Newell Brands, Inc. .................. 343,545 2,758,666
Sony Group Corp. , ADR ............... 67,438 5,782,134
Taylor Wimpey plc ................... 8,077,360 13,964,715
24,860,678
Household Products — 0.0%
Reckitt Benckiser Group plc ............. 39,822 2,270,055
Independent Power and Renewable Electricity Producers — 0.0%
Boralex, Inc. , Class A ................. 66,680 1,408,868
CGN Power Co. Ltd. , Class H
(b) (c)
......... 418,000 124,012
EDP Renovaveis SA .................. 114,868 1,555,563
Huadian Power International Corp. Ltd. , Class
H ............................ 1,108,000 593,149
3,681,592
Industrial Conglomerates — 0.1%
Astra International Tbk. PT ............. 22,935,900 7,451,656
Industries Qatar QSC ................. 199,632 655,579
Siemens AG (Registered) .............. 26,205 5,003,553
Sime Darby Bhd. .................... 512,400 281,703
13,392,491
Industrial REITs — 0.6%
ESR Kendall Square REIT Co. Ltd. ........ 1,310,150 4,286,879
Goodman Group .................... 216,567 4,770,387
LondonMetric Property plc .............. 4,595,871 11,793,908
Prologis, Inc. ....................... 100,466 13,082,683
Rexford Industrial Realty, Inc. ........... 229,369 11,537,261
Segro plc ......................... 574,668 6,552,093
Warehouses De Pauw CVA ............. 344,907 9,834,959
61,858,170
Insurance — 0.8%
AIA Group Ltd. ..................... 517,600 3,481,675
American International Group, Inc. ........ 170,215 13,305,707
ASR Nederland NV .................. 60,020 2,941,566
Assurant, Inc. ...................... 43,293 8,149,474
Cathay Financial Holding Co. Ltd.
(e)
........ 892,000 1,344,222
Fidelity National Financial, Inc. , Class A ..... 140,122 7,440,478
People's Insurance Co. Group of China Ltd.
(The) , Class H .................... 2,023,000 646,735
Phoenix Group Holdings plc ............ 307,874 2,149,716
Powszechny Zaklad Ubezpieczen SA ...... 403,971 4,933,999
Prudential plc ...................... 1,052,731 9,873,122
Sampo OYJ , Class A ................. 90,860 3,875,744
Samsung Life Insurance Co. Ltd. ......... 1 71
Tryg A/S .......................... 227,537 4,690,523
Willis Towers Watson plc ............... 25,174 6,922,850
Zurich Insurance Group AG ............. 29,503 15,937,947
85,693,829

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Interactive Media & Services — 0.2%
Meta Platforms, Inc. , Class A ............ 32,395 $ 15,730,364
Tencent Holdings Ltd. ................. 102,300 3,984,579
19,714,943
IT Services — 0.4%
Accenture plc , Class A ................ 46,710 16,190,153
Cognizant Technology Solutions Corp. , Class A 121,843 8,929,874
HCL Technologies Ltd. ................ 150,320 2,794,832
Infosys Ltd. , ADR .................... 287,760 5,159,537
SUNeVision Holdings Ltd. .............. 12,013,000 3,913,829
Tata Consultancy Services Ltd. .......... 212,554 9,920,310
46,908,535
Leisure Products — 0.1%
Hasbro, Inc. ....................... 90,166 5,096,182
Life Sciences Tools & Services — 0.1%
Fortrea Holdings, Inc.
(e)
................ 93,916 3,769,788
Joinn Laboratories China Co. Ltd. , Class A ... 1,017,340 2,597,522
6,367,310
Machinery — 0.4%
CNH Industrial NV ................... 404,590 5,243,486
Epiroc AB , Class A ................... 108,138 2,030,027
Komatsu Ltd. ...................... 227,300 6,725,988
Otis Worldwide Corp. ................. 165,693 16,448,344
Volvo AB , Class B ................... 175,207 4,748,364
Weichai Power Co. Ltd. , Class A .......... 398,700 895,520
Westinghouse Air Brake Technologies Corp. .. 25,010 3,643,457
Zoomlion Heavy Industry Science and
Technology Co. Ltd. , Class H .......... 437,200 271,167
40,006,353
Marine Transportation — 0.0%
COSCO SHIPPING Holdings Co. Ltd. , Class A 653,420 933,933
MISC Bhd. ........................ 137,700 222,651
1,156,584
Media — 0.3%
Cheil Worldwide, Inc. ................. 25,516 353,855
Comcast Corp. , Class A ............... 292,253 12,669,168
Fox Corp. , Class A ................... 144,675 4,523,987
Learfield Communications LLC , (Acquired
09/13/23 , cost $ 160,629 )
(e) (f) (h)
......... 12,784 600,848
SES SA , ADR ...................... 314,526 2,096,441
WPP plc .......................... 806,560 7,643,881
27,888,180
Metals & Mining — 0.2%
Alrosa PJSC
(e) (f)
..................... 607,124 66
Barrick Gold Corp. ................... 202,851 3,375,441
Gold Fields Ltd. ..................... 304,316 4,881,953
Gold Fields Ltd. , ADR ................. 213,527 3,392,944
Hochschild Mining plc
(e)
................ 107,064 171,618
Novolipetsk Steel PJSC
(e) (f)
............. 14 —
Teck Resources Ltd. , Class B ........... 56,630 2,592,049
Zijin Mining Group Co. Ltd. , Class H ....... 2,400,000 4,808,162
19,222,233
Multi-Utilities — 0.5%
CenterPoint Energy, Inc. ............... 158,651 4,519,967
Dominion Energy, Inc. ................. 167,833 8,255,705
DTE Energy Co. .................... 60,840 6,822,598
Engie SA ......................... 306,893 5,142,714
National Grid plc .................... 892,841 12,030,149
NiSource, Inc. ...................... 293,751 8,125,153
Public Service Enterprise Group, Inc. ...... 49,973 3,337,197
Qatar Electricity & Water Co. QSC ........ 41,488 184,848
Security
Shares
Shares Value
Multi-Utilities (continued)
Sempra .......................... 166,651 $ 11,970,541
60,388,872
Office REITs — 0.2%
Alexandria Real Estate Equities, Inc. ....... 48,816 6,292,871
Boston Properties, Inc. ................ 111,785 7,300,678
SL Green Realty Corp. ................ 81,780 4,508,531
18,102,080
Oil, Gas & Consumable Fuels — 1.7%
BP plc ........................... 2,337,835 14,666,243
Cheniere Energy, Inc. ................. 69,155 11,153,318
Chevron Corp. ...................... 40,870 6,446,834
China Petroleum & Chemical Corp. , Class H . 22,377,100 12,726,435
DT Midstream, Inc. ................... 81,593 4,985,332
Ecopetrol SA , ADR ................... 258,465 3,060,226
Enbridge, Inc. ...................... 139,802 5,052,090
Energy Transfer LP
(e)
................. 236,163 3,714,844
Enterprise Products Partners LP .......... 127,183 3,711,200
Equitrans Midstream Corp. ............. 39,040 487,610
Gibson Energy, Inc. .................. 30,689 522,453
Kinder Morgan, Inc. .................. 43,607 799,752
Koninklijke Vopak NV ................. 61,984 2,390,519
Kosmos Energy Ltd.
(e)
................. 813,542 4,848,710
LUKOIL PJSC
(e) (f)
.................... 417,114 45
MOL Hungarian Oil & Gas plc ........... 654,295 5,305,797
MPLX LP
(e)
........................ 91,974 3,822,439
Novatek PJSC
(e) (f)
.................... 690 —
NuStar Energy LP ................... 41,633 968,800
Oil & Natural Gas Corp. Ltd. ............ 1,690,003 5,455,378
ONEOK, Inc. ....................... 6,266 502,345
Pembina Pipeline Corp. ............... 187,916 6,632,656
PetroChina Co. Ltd. , Class H ............ 6,914,000 5,929,601
Petronas Dagangan Bhd. .............. 21,400 97,211
Petronet LNG Ltd. ................... 186,182 589,515
Plains All American Pipeline LP
(e)
......... 214,182 3,761,036
PTT Exploration & Production PCL , NVDR ... 566,300 2,322,202
Saudi Arabian Oil Co.
(b) (c)
............... 327,778 2,688,616
Shell plc .......................... 882,071 29,413,792
S-Oil Corp. ........................ 103,206 5,977,501
Suncor Energy, Inc. .................. 213,129 7,866,591
Targa Resources Corp. ................ 69,111 7,739,741
TC Energy Corp. .................... 181,753 7,304,829
Western Midstream Partners LP .......... 65,487 2,328,063
Williams Cos., Inc. (The) ............... 442,404 17,240,484
190,512,208
Paper & Forest Products — 0.0%
UPM-Kymmene OYJ ................. 60,230 2,006,663
Personal Care Products — 0.2%
Colgate-Palmolive India Ltd. ............ 29,289 954,300
Dabur India Ltd. ..................... 140,343 881,412
Godrej Consumer Products Ltd. .......... 355,253 5,348,885
L'Oreal SA ........................ 31,725 15,024,061
Unilever plc , ADR ................... 27,209 1,365,620
23,574,278
Pharmaceuticals — 1.3%
Alkem Laboratories Ltd. ............... 15,353 910,621
AstraZeneca plc .................... 228,448 30,690,579
Asymchem Laboratories Tianjin Co. Ltd. , Class
A ............................ 201,000 2,473,938
Bayer AG (Registered) ................ 182,022 5,574,347
Bristol-Myers Squibb Co. ............... 64,810 3,514,646
Cipla Ltd. ......................... 133,451 2,399,013
Dr Reddy's Laboratories Ltd. , ADR ........ 9,205 675,187

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Pharmaceuticals (continued)
Dr. Reddy's Laboratories Ltd. ............ 29,318 $ 2,166,719
Eli Lilly & Co. ...................... 7,882 6,131,881
GSK plc , ADR ...................... 54,320 2,328,698
HK inno N Corp. .................... 14,624 413,212
Jamjoom Pharmaceuticals Factory Co. ..... 18,134 649,682
Livzon Pharmaceutical Group, Inc. , Class A .. 68,700 355,338
Lupin Ltd. ......................... 85,984 1,669,067
Merck KGaA ....................... 20,576 3,628,279
Novartis AG (Registered) .............. 32,895 3,186,158
Novo Nordisk A/S , Class B ............. 251,371 32,244,215
Novo Nordisk A/S , ADR ............... 6,167 791,843
Pfizer, Inc. ........................ 119,680 3,321,120
Richter Gedeon Nyrt. ................. 15,141 384,106
Sanofi SA ......................... 338,576 32,938,197
Sun Pharmaceutical Industries Ltd. ........ 77,248 1,503,846
Torrent Pharmaceuticals Ltd. ............ 22,187 692,498
Zoetis, Inc. , Class A .................. 38,217 6,466,699
Zydus Lifesciences Ltd. ............... 84,427 1,022,275
146,132,164
Professional Services — 0.7%
Dun & Bradstreet Holdings, Inc. .......... 609,375 6,118,125
Experian plc ....................... 82,338 3,587,710
Genpact Ltd. ....................... 68,364 2,252,594
Leidos Holdings, Inc. ................. 94,564 12,396,395
NMG, Inc.
(e)
........................ 3,714 343,545
Paychex, Inc. ...................... 144,709 17,770,265
RELX plc ......................... 537,912 23,282,864
SS&C Technologies Holdings, Inc. ........ 204,160 13,141,779
78,893,277
Real Estate Management & Development — 0.3%
ADLER Group SA
(e)
.................. 34,591 6,643
ADLER Group SA
(b) (c) (e)
................ 34,966 6,771
Aldar Properties PJSC ................ 639,596 961,419
Barwa Real Estate Co. ................ 234,595 177,589
CK Asset Holdings Ltd. ................ 2,642,000 10,886,825
Corp. Inmobiliaria Vesta SAB de CV , ADR
(g)
.. 89,688 3,519,357
Mabanee Co. KPSC .................. 60,117 154,542
VGP NV .......................... 25,910 2,965,691
Vonovia SE ........................ 198,062 5,853,085
Wharf Real Estate Investment Co. Ltd. ..... 1,462,000 4,760,130
29,292,052
Residential REITs — 0.2%
Sun Communities, Inc. ................ 95,877 12,327,865
UDR, Inc. ......................... 404,115 15,117,942
27,445,807
Retail REITs — 0.1%
Link REIT ......................... 2,515,300 10,831,919
Region RE Ltd.
(i)
.................... 2,012,973 3,134,566
13,966,485
Semiconductors & Semiconductor Equipment — 1.3%
Applied Materials, Inc. ................ 72,470 14,945,488
ASML Holding NV ................... 6,215 6,025,205
ChipMOS Technologies, Inc. ............ 192,000 306,059
Elan Microelectronics Corp. ............. 195,000 977,964
MediaTek, Inc. ...................... 77,000 2,875,154
Phison Electronics Corp. ............... 64,000 1,380,406
SK Hynix, Inc. ...................... 94,641 12,864,849
STMicroelectronics NV ................ 71,200 3,064,325
Taiwan Semiconductor Manufacturing Co. Ltd. 2,941,000 71,587,139
Taiwan Semiconductor Manufacturing Co. Ltd. ,
ADR .......................... 36,239 4,930,316
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc. ................ 127,805 $ 22,264,909
141,221,814
Software — 0.6%
Birlasoft Ltd. ....................... 181,040 1,617,535
Microsoft Corp. ..................... 108,979 45,849,645
Oracle Corp. ....................... 122,960 15,445,005
62,912,185
Specialized REITs — 0.8%
American Tower Corp. ................ 107,671 21,274,713
Crown Castle, Inc. ................... 129,006 13,652,705
Digital Realty Trust, Inc. ............... 40,073 5,772,115
EPR Properties ..................... 205,344 8,716,853
Equinix, Inc. ....................... 6,859 5,660,938
Extra Space Storage, Inc. .............. 51,308 7,542,276
SBA Communications Corp. ............ 82,117 17,794,754
VICI Properties, Inc. .................. 485,537 14,464,147
94,878,501
Specialty Retail — 0.1%
Abu Dhabi National Oil Co. for Distribution
PJSC ......................... 571,375 566,357
Foschini Group Ltd. (The) .............. 765,516 4,023,607
HLA Group Corp. Ltd. , Class A ........... 575,632 695,559
Industria de Diseno Textil SA ............ 36,214 1,823,603
Jarir Marketing Co. ................... 129,100 506,024
Lojas Renner SA .................... 2,119,457 7,154,446
14,769,596
Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc. ........................ 113,464 19,456,807
Asustek Computer, Inc. ................ 64,000 847,262
Compal Electronics, Inc. ............... 697,000 834,786
HP, Inc. .......................... 165,543 5,002,709
Pegatron Corp. ..................... 97,000 301,987
Samsung Electronics Co. Ltd. ........... 22,692 1,388,911
Samsung Electronics Co. Ltd. , GDR
(b) (c)
..... 13,155 19,531,671
47,364,133
Textiles, Apparel & Luxury Goods — 0.3%
Bosideng International Holdings Ltd. ....... 1,248,000 624,209
Eclat Textile Co. Ltd. .................. 28,000 478,873
LVMH Moet Hennessy Louis Vuitton SE ..... 26,911 24,214,430
Pou Chen Corp. ..................... 400,000 452,800
Swatch Group AG (The) ............... 9,700 2,262,838
Tapestry, Inc. ....................... 92,894 4,410,607
32,443,757
Tobacco — 0.2%
British American Tobacco plc ............ 398,150 12,084,288
ITC Ltd. .......................... 97,503 502,098
KT&G Corp. ....................... 17,649 1,228,387
Philip Morris International, Inc. ........... 134,905 12,359,996
26,174,769
Trading Companies & Distributors — 0.1%
Azelis Group NV .................... 108,969 2,301,673
BOC Aviation Ltd.
(b) (c)
................. 663,500 5,118,662
7,420,335
Transportation Infrastructure — 0.8%
Aena SME SA
(b) (c)
.................... 80,281 15,811,628
Aeroports de Paris SA ................ 58,789 8,060,819
Athens International Airport SA
(e)
......... 507,623 4,655,017
Atlas Arteria Ltd.
(i)
................... 934,170 3,243,796
Auckland International Airport Ltd. ........ 1,062,092 5,298,466
Flughafen Zurich AG (Registered) ......... 39,362 8,937,968

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Transportation Infrastructure (continued)
Fraport AG Frankfurt Airport Services
Worldwide
(e)
..................... 91,915 $ 4,844,202
Getlink SE ........................ 169,802 2,891,119
Grupo Aeroportuario del Pacifico SAB de CV ,
Class B ........................ 475,588 7,665,422
International Container Terminal Services, Inc. 80,860 457,413
Japan Airport Terminal Co. Ltd. .......... 85,900 3,394,436
Jiangsu Expressway Co. Ltd. , Class H ..... 252,000 257,942
Malaysia Airports Holdings Bhd. .......... 181,100 379,104
Salik Co. PJSC ..................... 1,762,933 1,781,056
Sustained Infrastructure Holding Co. ....... 41,683 429,000
Taiwan High Speed Rail Corp. ........... 276,000 260,006
Transurban Group
(i)
.................. 2,361,547 20,486,711
88,854,105
Water Utilities — 0.0%
United Utilities Group plc ............... 232,413 3,019,891
Wireless Telecommunication Services — 0.2%
Advanced Info Service PCL , NVDR ........ 919,100 5,141,237
Axiata Group Bhd. ................... 215,700 122,695
CELCOMDIGI Bhd. .................. 235,000 209,038
Etihad Etisalat Co. ................... 73,017 1,024,048
Far EasTone Telecommunications Co. Ltd. ... 381,000 963,110
Maxis Bhd. ........................ 127,400 90,712
Mobile Telecommunications Co. KSCP ..... 278,483 444,413
Mobile Telecommunications Co. Saudi Arabia . 288,440 970,567
Mobile TeleSystems PJSC
(e) (f)
............ 26,804 3
SK Telecom Co. Ltd. .................. 40,088 1,587,299
SK Telecom Co. Ltd. , ADR .............. 29,336 632,484
Taiwan Mobile Co. Ltd. ................ 254,000 809,178
Tele2 AB , Class B ................... 366,453 3,009,114
TIM SA .......................... 449,249 1,593,520
TIM SA , ADR ...................... 33,231 589,850
Vodafone Group plc .................. 7,372,841 6,539,159
23,726,427
Total Common Stocks — 24 .8%
(Cost: $ 2,398,827,885 ) ............................ 2,785,329,834
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.5%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(b)
.. USD 1,170 1,179,002
Boeing Co. (The)
2.20% , 02/04/26 .................. 3,862 3,615,601
5.15% , 05/01/30 .................. 5,287 5,115,209
Bombardier, Inc.
(b)
7.88% , 04/15/27 .................. 1,050 1,050,734
6.00% , 02/15/28 .................. 523 514,462
8.75% , 11/15/30 .................. 739 789,086
7.25% , 07/01/31 .................. 1,227 1,229,498
7.45% , 05/01/34 .................. 534 592,249
BWX Technologies, Inc., 4.13%, 06/30/28
(b)
.. 1,322 1,232,520
Castlelake Aviation Finance DAC, 5.00%,
04/15/27
(b)
..................... 169 162,772
Embraer Netherlands Finance BV, 7.00%,
07/28/30
(b)
..................... 2,132 2,224,635
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(b)
. 1,817 1,807,767
General Dynamics Corp.
3.50% , 04/01/27 .................. 138 133,280
3.75% , 05/15/28 .................. 126 121,940
2.25% , 06/01/31 .................. 181 153,354
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
L3Harris Technologies, Inc.
4.40% , 06/15/28 .................. USD 1,136 $ 1,104,926
1.80% , 01/15/31 .................. 72 58,463
5.40% , 07/31/33 .................. 691 695,342
5.35% , 06/01/34 .................. 640 640,006
4.85% , 04/27/35 .................. 229 218,912
Lockheed Martin Corp., 4.50%, 05/15/36 ... 326 309,618
RTX Corp.
4.13% , 11/16/28 .................. 1,512 1,462,533
5.75% , 01/15/29 .................. 1,314 1,359,622
2.25% , 07/01/30 .................. 55 46,955
5.15% , 02/27/33 .................. 2,214 2,218,211
Spirit AeroSystems, Inc.
(b)
9.38% , 11/30/29 .................. 1,158 1,263,131
9.75% , 11/15/30 .................. 1,121 1,253,913
TransDigm, Inc.
(b)
6.75% , 08/15/28 .................. 4,796 4,859,297
6.38% , 03/01/29 .................. 7,600 7,623,659
7.13% , 12/01/31 .................. 3,548 3,656,420
6.63% , 03/01/32 .................. 7,141 7,214,488
Triumph Group, Inc., 9.00%, 03/15/28
(b)
.... 2,362 2,490,096
56,397,701
Air Freight & Logistics — 0.0%
FedEx Corp., 2.40%, 05/15/31 .......... 371 314,894
Automobile Components — 0.3%
Aptiv plc, 3.25%, 03/01/32 ............ 856 744,546
Champions Financing, Inc., 8.75%, 02/15/29
(b)
935 979,550
Clarios Global LP
(b)
8.50% , 05/15/27 .................. 6,185 6,194,355
6.75% , 05/15/28 .................. 1,671 1,693,772
Dana Financing Luxembourg SARL
(c)
3.00% , 07/15/29 .................. EUR 375 364,112
8.50% , 07/15/31 .................. 837 993,826
Dealer Tire LLC, 8.00%, 02/01/28
(b)
....... USD 1,248 1,242,293
Forvia SE
(c)
7.25% , 06/15/26 .................. EUR 408 461,629
2.75% , 02/15/27 .................. 1,342 1,382,665
3.75% , 06/15/28 .................. 748 782,771
5.50% , 06/15/31 .................. 1,100 1,216,403
Goodyear Europe BV, 2.75%, 08/15/28
(c)
.... 827 801,873
Goodyear Tire & Rubber Co. (The)
5.00% , 07/15/29 .................. USD 912 851,465
5.63% , 04/30/33 .................. 171 156,172
Grupo Antolin-Irausa SA, 3.50%, 04/30/28
(c)
.. EUR 478 408,740
Icahn Enterprises LP
6.25% , 05/15/26 .................. USD 501 483,628
5.25% , 05/15/27 .................. 1,507 1,361,938
9.75% , 01/15/29
(b)
................. 766 799,552
4.38% , 02/01/29 .................. 1,058 902,043
IHO Verwaltungs GmbH
(c)(j)
3.75% , ( 3.75 % Cash or 4.50 % PIK),
09/15/26 ..................... EUR 160 169,927
3.88% , ( 3.88 % Cash or 4.63 % PIK),
05/15/27
(a)
.................... 906 957,874
8.75% , ( 8.75 % Cash or 9.50 % PIK),
05/15/28
(a)
.................... 1,164 1,359,383
Magna International, Inc., 5.05%, 03/14/29 .. USD 765 764,601
Mahle GmbH, 2.38%, 05/14/28
(c)
........ EUR 1,100 1,037,173
Phinia, Inc., 6.75%, 04/15/29
(b)
.......... USD 429 433,137
Schaeffler AG
(c)
4.50% , 08/14/26 .................. EUR 300 326,138
4.75% , 08/14/29 .................. 500 547,705
Tenneco, Inc., 8.00%, 11/17/28
(b)
........ USD 1,462 1,333,985

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobile Components (continued)
ZF Europe Finance BV
(c)
2.00% , 02/23/26 .................. EUR 1,700 $ 1,752,129
2.50% , 10/23/27 .................. 500 505,037
6.13% , 03/13/29 .................. 900 1,029,223
ZF Finance GmbH
(c)
5.75% , 08/03/26 .................. 1,200 1,331,302
2.00% , 05/06/27 .................. 700 702,331
2.75% , 05/25/27 .................. 400 410,416
2.25% , 05/03/28 .................. 400 395,914
34,877,608
Automobiles — 0.2%
Aston Martin Capital Holdings Ltd.
10.00% , 03/31/29
(b)
................ USD 872 887,844
10.38% , 03/31/29
(c)
................ GBP 1,596 2,048,475
Daimler Truck Finance North America LLC
(b)
5.15% , 01/16/26 .................. USD 616 613,742
3.65% , 04/07/27 .................. 336 322,132
Ford Motor Co., 6.10%, 08/19/32 ........ 2,109 2,137,082
General Motors Co., 5.00%, 10/01/28 ..... 72 71,665
Hyundai Capital America
(b)
5.80% , 06/26/25 .................. 46 46,106
6.25% , 11/03/25 .................. 1,316 1,329,456
6.50% , 01/16/29 .................. 453 475,248
5.70% , 06/26/30 .................. 510 519,709
5.40% , 01/08/31 .................. 280 281,112
Mercedes-Benz Finance North America LLC
(b)
2.45% , 03/02/31 .................. 181 156,096
5.00% , 01/11/34 .................. 510 505,710
Nissan Motor Acceptance Co. LLC
(b)
2.45% , 09/15/28 .................. 101 87,015
7.05% , 09/15/28 .................. 212 221,600
RCI Banque SA, (5-Year EUR Swap Annual +
2.85%), 2.63%, 02/18/30
(a) (c)
.......... EUR 5,800 6,107,342
Volkswagen Group of America Finance LLC
(b)
5.80% , 09/12/25 .................. USD 560 562,473
4.63% , 11/13/25 .................. 204 201,491
1.25% , 11/24/25 .................. 505 471,854
ZF Europe Finance BV, 4.75%, 01/31/29
(c)
... EUR 500 542,017
17,588,169
Banks — 3.5%
ABN AMRO Bank NV
(a)(c)(k)
(5-Year EUR Swap Annual + 4.67%), 4.38% 3,900 4,077,587
(5-Year EUR Swap Annual + 4.24%), 6.88% 3,900 4,343,418
Banca Monte dei Paschi di Siena SpA, (3-mo.
EURIBOR + 2.05%), 4.75%, 03/15/29
(a) (c)
.. 800 869,553
Banco Bilbao Vizcaya Argentaria SA
(a)(k)
Series 9 , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.19%),
6.50% ....................... USD 1,200 1,189,770
(5-Year EURIBOR ICE Swap Rate +
5.54%), 8.38%
(c)
................ EUR 1,400 1,636,145
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.10%), 9.38% USD 1,000 1,075,460
Banco BPM SpA
(a)(c)
(3-mo. EURIBOR + 2.80%), 6.00% ,
06/14/28 ..................... EUR 1,675 1,904,085
(3-mo. EURIBOR + 2.35%), 4.88% ,
01/17/30 ..................... 1,000 1,109,653
(5-Year EUR Swap Annual + 3.17%),
2.88% , 06/29/31 ................ 2,220 2,293,257
(5-Year EUR Swap Annual + 3.40%),
3.38% , 01/19/32 ................ 1,748 1,809,850
Banco Bradesco SA, 3.20%, 01/27/25
(c)
.... USD 601 586,726
Security
Par (000)
Par (000) Value
Banks (continued)
Banco de Credito e Inversiones SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.94%), 8.75%
(a) (b) (k)
........ USD 337 $ 346,535
Banco de Credito Social Cooperativo SA,
(1-Year EURIBOR ICE Swap Rate + 4.27%),
7.50%, 09/14/29
(a) (c)
............... EUR 2,000 2,379,952
Banco de Sabadell SA
(a)(c)
(5-Year EUR Swap Annual + 6.20%),
5.75%
(k)
...................... 1,600 1,665,952
(5-Year EUR Swap Annual + 2.95%),
2.50% , 04/15/31 ................ 1,000 1,026,957
(5-Year EUR Swap Annual + 3.15%),
6.00% , 08/16/33 ................ 1,700 1,889,741
Banco do Brasil SA, 6.25%, 04/18/30
(b)
..... USD 684 690,864
Banco Espirito Santo SA
(c)(e)(l)
2.63% , 05/08/17 .................. EUR 800 241,663
4.75% , 01/15/18 .................. 1,500 453,117
4.00% , 01/21/25 .................. 5,400 1,631,221
Banco Mercantil del Norte SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.64%), 5.88%
(a) (b) (k)
........ USD 764 726,755
Banco Nacional de Panama, 2.50%, 08/11/30
(b)
265 205,706
Banco Santander SA
(5-Year EUR Swap Annual + 4.10%),
4.75%
(a) (c) (k)
.................... EUR 2,000 2,064,393
(5-Year EUR Swap Annual + 4.53%),
4.38%
(a) (c) (k)
.................... 5,000 5,049,169
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.31%),
9.63%
(a) (k)
..................... USD 1,200 1,280,916
(5-Year EURIBOR ICE Swap Rate +
3.76%), 3.63%
(a) (c) (k)
.............. EUR 400 339,838
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.30%),
9.63%
(a) (k)
..................... USD 2,800 3,084,082
6.92% , 08/08/33 .................. 1,000 1,046,470
Bangkok Bank PCL, 5.30%, 09/21/28
(b)
..... 1,214 1,218,528
Bank Leumi Le-Israel BM, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
1.63%), 3.28%, 01/29/31
(a) (b) (c)
......... 1,018 944,513
Bank of America Corp.
(a)
(3-mo. CME Term SOFR + 1.32%), 3.56% ,
04/23/27 ..................... 3,525 3,401,355
(1-day SOFR + 1.05%), 2.55% , 02/04/28 . 927 861,664
(3-mo. CME Term SOFR + 1.63%), 3.59% ,
07/21/28 ..................... 3,660 3,478,754
(1-day SOFR + 2.04%), 4.95% , 07/22/28 . 2,867 2,845,124
(3-mo. CME Term SOFR + 1.30%), 3.42% ,
12/20/28 ..................... 1,775 1,665,199
(1-day SOFR + 1.06%), 2.09% , 06/14/29 . 89 78,648
(3-mo. CME Term SOFR + 1.47%), 3.97% ,
02/07/30 ..................... 1,314 1,245,203
(3-mo. CME Term SOFR + 1.44%), 3.19% ,
07/23/30 ..................... 400 363,266
Bank of Cyprus PCL, (1-Year EUR Swap
Annual + 2.79%), 2.50%, 06/24/27
(a) (c)
.... EUR 525 537,765
Bank of Ireland Group plc
(a)
(5-Year EUR Swap Annual + 7.92%),
7.50%
(c) (k)
..................... 2,339 2,560,898
(5-Year EUR Swap Annual + 6.43%),
6.00%
(c) (k)
..................... 2,700 2,876,181
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.65%), 6.25% ,
09/16/26
(b)
.................... USD 503 505,897
Bankinter SA
(a)(c)(k)
(5-Year EUR Swap Annual + 6.71%), 6.25% EUR 2,000 2,144,387

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year EURIBOR ICE Swap Rate +
4.71%), 7.38% ................. EUR 2,600 $ 2,882,148
Barclays Bank plc, Series MSFT, 1.00%,
02/16/29
(m)
.................... USD 900 968,766
Barclays plc
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.67%),
8.00%
(a) (k)
..................... 1,264 1,260,686
(5-year SONIA Mid-Swaps Rate + 5.19%),
5.88%
(a) (c) (k)
.................... GBP 284 353,074
3.65% , 03/16/25 .................. USD 1,710 1,677,244
(3-mo. LIBOR USD + 1.61%), 3.93% ,
05/07/25
(a)
.................... 455 454,076
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 6.58%), 7.13%
(a) (k)
.. GBP 3,252 4,034,735
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.87%),
6.13%
(a) (k)
..................... USD 6,125 5,911,425
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 6.02%), 6.38%
(a) (c) (k)
GBP 4,026 4,890,863
4.38% , 01/12/26 .................. USD 200 196,215
5.20% , 05/12/26 .................. 1,009 998,609
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.05%), 7.33% ,
11/02/26
(a)
.................... 1,151 1,179,235
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 6.96%), 8.88%
(a) (c) (k)
GBP 3,700 4,751,679
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.05%), 2.28% ,
11/24/27
(a)
.................... USD 1,373 1,262,659
(1-day SOFR + 1.49%), 5.67% , 03/12/28
(a)
2,004 2,011,129
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.41%),
4.38%
(a) (k)
..................... 3,402 2,788,921
(BPSWS5 + 5.64%), 9.25%
(a) (k)
........ GBP 1,834 2,386,356
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.43%),
8.00%
(a) (k)
..................... USD 3,350 3,343,096
(USISSO05 + 5.78%), 9.63%
(a) (k)
....... 6,846 7,259,512
(3-mo. LIBOR USD + 3.05%), 5.09% ,
06/20/30
(a)
.................... 825 794,754
BBVA Bancomer SA, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 5.13%, 01/18/33
(a) (c)
.......... 558 516,673
BNP Paribas SA
(a)
(5-Year USD Swap Semi + 5.15%),
7.38%
(b) (k)
..................... 1,000 1,002,372
(1-day SOFR + 1.00%), 1.32% , 01/13/27
(b)
491 456,405
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.35%),
8.50%
(b) (k)
..................... 4,271 4,464,271
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.90%),
7.75%
(b) (k)
..................... 9,700 9,929,725
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.90%),
7.75%
(c) (k)
..................... 1,400 1,433,156
(5-Year EUR Swap Annual + 4.65%),
6.88%
(c) (k)
..................... EUR 6,200 6,979,836
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.94%),
4.50%
(b) (k)
..................... USD 2,300 1,867,450
(5-Year EURIBOR ICE Swap Rate +
4.63%), 7.38%
(c) (k)
............... EUR 600 691,813
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.34%),
4.63%
(b) (k)
..................... USD 6,075 $ 5,011,430
CaixaBank SA
(a)(c)(k)
(5-Year EUR Swap Annual + 4.50%), 5.25% EUR 2,600 2,681,836
(5-Year EUR Swap Annual + 6.35%), 5.88% 1,200 1,271,964
(5-Year EURIBOR ICE Swap Rate +
5.30%), 7.50% ................. 4,800 5,365,258
Citigroup, Inc.
(a)
(3-mo. CME Term SOFR + 1.16%), 3.35% ,
04/24/25 ..................... USD 1,025 1,023,298
(3-mo. CME Term SOFR + 1.82%), 3.89% ,
01/10/28 ..................... 3,400 3,278,519
Series AA , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.21%),
7.63%
(k)
...................... 465 488,188
(3-mo. CME Term SOFR + 1.60%), 3.98% ,
03/20/30 ..................... 188 177,136
(1-day SOFR + 1.42%), 2.98% , 11/05/30 . 425 377,518
(1-day SOFR + 1.15%), 2.67% , 01/29/31 . 828 717,601
(1-day SOFR + 2.11%), 2.57% , 06/03/31 . 405 346,071
(1-day SOFR + 1.17%), 2.56% , 05/01/32 . 665 554,613
(1-day SOFR + 2.66%), 6.17% , 05/25/34 . 1,120 1,137,348
Commerzbank AG
(a)(c)
(5-Year EUR Swap Annual + 6.36%),
6.13%
(k)
...................... EUR 13,400 14,257,812
(5-Year EUR Swap Annual + 6.74%),
6.50%
(k)
...................... 1,200 1,255,782
(5-Year EURIBOR ICE Swap Rate +
4.30%), 6.50% , 12/06/32 .......... 500 567,997
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.25%), 8.63% ,
02/28/33 ..................... GBP 900 1,209,048
(5-Year EURIBOR ICE Swap Rate +
3.70%), 6.75% , 10/05/33 .......... EUR 1,500 1,738,810
Commonwealth Bank of Australia, 5.84%,
03/13/34
(b)
..................... USD 1,354 1,361,594
Cooperatieve Rabobank UA
(5-Year EUR Swap Annual + 4.10%),
4.63%
(a) (c) (k)
.................... EUR 2,200 2,326,001
3.75% , 07/21/26 .................. USD 250 240,215
(5-Year EUR Swap Annual + 4.68%),
4.38%
(a) (c) (k)
.................... EUR 1,200 1,236,401
(5-Year EUR Swap Annual + 3.72%),
4.88%
(a) (c) (k)
.................... 1,200 1,218,561
Credit Agricole SA
(a)(k)
(5-Year EURIBOR ICE Swap Rate +
4.44%), 7.25%
(c)
................ 1,000 1,136,094
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.24%),
4.75%
(b)
...................... USD 11,943 10,489,459
(5-Year EURIBOR ICE Swap Rate +
4.21%), 6.50%
(c)
................ EUR 3,200 3,503,573
Danske Bank A/S, (1-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
1.40%), 5.71%, 03/01/30
(a) (b)
.......... USD 2,283 2,297,586
Fifth Third Bancorp
(a)
(SOFR Index + 2.19%), 6.36% , 10/27/28 . 957 979,266
(1-day SOFR + 2.34%), 6.34% , 07/27/29 . 1,285 1,324,670
(1-day SOFR + 1.84%), 5.63% , 01/29/32 . 510 510,522
Grupo Aval Ltd., 4.38%, 02/04/30
(b)
....... 950 799,187
HSBC Holdings plc
(a)
(5-Year USD Swap Rate + 4.37%), 6.38%
(k)
2,900 2,879,471
(BPSWS5 + 4.28%), 5.88%
(k)
......... GBP 1,147 1,388,681
(5-Year USD Swap Rate + 3.75%), 6.00%
(k)
USD 2,600 2,502,679
(1-day SOFR + 1.57%), 5.89% , 08/14/27 . 2,966 2,991,945

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year USD Swap Rate + 3.61%), 6.50%
(k)
USD 800 $ 782,920
(1-day SOFR + 3.35%), 7.39% , 11/03/28 . 347 369,178
(1-day SOFR + 1.97%), 6.16% , 03/09/29 . 1,500 1,541,187
(5-Year EUR Swap Annual + 3.84%),
4.75%
(c) (k)
..................... EUR 1,936 1,953,823
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.65%),
4.60%
(k)
...................... USD 8,880 7,512,300
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.25%),
4.70%
(k)
...................... 2,257 1,898,063
(1-day SOFR + 1.19%), 2.80% , 05/24/32 . 291 244,118
Huntington Bancshares, Inc., (SOFR Index +
1.87%), 5.71%, 02/02/35
(a)
........... 1,455 1,450,811
ING Groep NV
(a)(k)
(5-Year USD Swap Semi + 4.45%), 6.50% 2,710 2,676,339
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.34%), 5.75% 679 646,440
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.86%), 3.88% 11,155 9,324,461
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.71%),
7.50%
(c)
...................... 932 924,710
(USISSO05 + 4.36%), 8.00%
(c)
........ 7,000 7,100,800
Intesa Sanpaolo SpA
5.71% , 01/15/26
(b)
................. 1,289 1,277,795
(5-Year EUR Swap Annual + 7.19%),
7.75%
(a) (c) (k)
.................... EUR 6,127 6,844,720
(5-Year EUR Swap Annual + 5.85%),
5.50%
(a) (c) (k)
.................... 2,586 2,668,015
(5-Year EURIBOR ICE Swap Rate +
6.26%), 9.13%
(a) (c) (k)
.............. 1,350 1,624,653
5.15% , 06/10/30
(c)
................. GBP 1,941 2,290,545
(5-Year EUR Swap Annual + 6.09%),
5.88%
(a) (c) (k)
.................... EUR 930 944,726
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.60%), 4.20% ,
06/01/32
(a) (b)
................... USD 1,268 1,060,105
8.51% , 09/20/32
(c)
................. GBP 283 397,581
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.75%), 4.95% ,
06/01/42
(a) (b)
................... USD 940 701,247
Itau Unibanco Holding SA, 3.25%, 01/24/25
(b)
. 713 694,419
JPMorgan Chase & Co.
(a)
(1-day SOFR + 1.16%), 2.30% , 10/15/25 . 350 343,833
(3-mo. CME Term SOFR + 0.70%), 1.04% ,
02/04/27 ..................... 602 557,125
(1-day SOFR + 0.77%), 1.47% , 09/22/27 . 3,147 2,871,483
(1-day SOFR + 1.89%), 2.18% , 06/01/28 . 1,351 1,235,807
(1-day SOFR + 1.02%), 2.07% , 06/01/29 . 1,609 1,427,269
Series NN , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.74%),
6.88%
(k)
...................... 663 686,054
(1-day SOFR + 1.45%), 5.30% , 07/24/29 . 4,400 4,432,687
(1-day SOFR + 1.62%), 5.34% , 01/23/35 . 75 75,293
Series W , (3-mo. CME Term SOFR +
1.26%), 6.57% , 05/15/47 .......... 10,481 9,327,930
KBC Group NV, (5-Year EURIBOR ICE Swap
Rate + 4.93%), 8.00%
(a) (c) (k)
.......... EUR 2,000 2,306,042
KeyCorp
(a)
(SOFR Index + 2.06%), 4.79% , 06/01/33 . USD 205 187,693
(SOFR Index + 2.42%), 6.40% , 03/06/35 . 865 883,342
Lloyds Banking Group plc
(a)
(5-Year EURIBOR ICE Swap Rate +
5.29%), 4.95%
(c) (k)
............... EUR 7,249 7,681,455
(5-Year USD Swap Rate + 4.50%), 7.50%
(k)
USD 2,450 2,440,206
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.82%),
6.75%
(k)
...................... USD 4,515 $ 4,460,833
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.88%), 8.50%
(k)
... GBP 3,771 4,847,620
(3-mo. LIBOR USD + 1.21%), 3.57% ,
11/07/28 ..................... USD 790 740,609
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.91%),
8.00%
(k)
...................... 1,486 1,496,203
Mitsubishi UFJ Financial Group, Inc.
3.74% , 03/07/29 .................. 294 279,626
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.95%), 2.31% ,
07/20/32
(a)
.................... 305 253,572
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.97%), 2.49% ,
10/13/32
(a)
.................... 200 167,165
National Bank of Greece SA, (5-Year
EURIBOR ICE Swap Rate + 3.15%), 5.88%,
06/28/35
(a) (c)
.................... EUR 4,225 4,593,476
NatWest Group plc
(a)
(5-Year USD Swap Semi + 5.72%), 8.00%
(k)
USD 1,200 1,206,514
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.63%),
6.00%
(k)
...................... 2,000 1,952,981
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.99%), 5.13%
(k)
... GBP 1,500 1,744,209
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.10%), 5.58% ,
03/01/28 ..................... USD 1,245 1,251,267
Nordea Bank Abp, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.11%), 6.63%
(a) (c) (k)
............... 1,100 1,088,904
PNC Financial Services Group, Inc. (The)
(a)
(1-day SOFR + 2.28%), 6.88% , 10/20/34 . 1,192 1,305,275
(1-day SOFR + 1.90%), 5.68% , 01/22/35 . 830 837,560
Santander Holdings USA, Inc.
(a)
(1-day SOFR + 2.36%), 6.50% , 03/09/29 . 1,792 1,832,862
(1-day SOFR + 2.50%), 6.17% , 01/09/30 . 685 691,174
Santander UK Group Holdings plc, (BPSWS5 +
6.07%), 6.75%
(a) (c) (k)
............... GBP 3,673 4,619,837
Skandinaviska Enskilda Banken AB, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.07%), 6.88%
(a) (c) (k)
........ USD 600 591,750
Societe Generale SA
(a)(k)
(5-Year USD Swap Rate + 5.87%), 8.00%
(c)
1,893 1,901,770
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.45%),
10.00%
(b)
..................... 841 892,186
(5-Year EUR Swap Annual + 5.23%),
7.88%
(c)
...................... EUR 2,200 2,482,721
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.51%),
5.38%
(b)
...................... USD 9,385 7,907,919
Standard Chartered plc
(a)(k)
(3-mo. LIBOR USD + 1.51%), 7.09%
(b)
... 2,000 1,913,513
(3-mo. LIBOR USD + 1.51%), 7.09%
(c)
... 300 287,027
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.14%),
4.30%
(b)
...................... 5,675 4,670,117
Sumitomo Mitsui Financial Group, Inc.
5.46% , 01/13/26 .................. 1,575 1,580,301
5.52% , 01/13/28 .................. 544 554,755
5.72% , 09/14/28 .................. 1,190 1,223,526
1.90% , 09/17/28 .................. 580 508,182

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
3.04% , 07/16/29 .................. USD 130 $ 117,877
Truist Financial Corp.
1.13% , 08/03/27 .................. 38 33,360
(1-day SOFR + 0.86%), 1.89% , 06/07/29
(a)
603 523,418
(1-day SOFR + 2.45%), 7.16% , 10/30/29
(a)
2,242 2,390,871
(1-day SOFR + 2.36%), 5.87% , 06/08/34
(a)
376 380,610
(1-day SOFR + 1.92%), 5.71% , 01/24/35
(a)
1,634 1,641,055
UniCredit SpA
(a)
(5-Year EUR Swap Annual + 4.93%),
5.38%
(c) (k)
..................... EUR 1,000 1,063,865
(5-Year EURIBOR ICE Swap Rate +
7.33%), 7.50%
(c) (k)
............... 2,768 3,089,032
(5-Year EUR Swap Annual + 2.80%),
2.73% , 01/15/32
(c)
............... 973 995,914
(5-Year USD Swap Rate + 4.91%), 7.30% ,
04/02/34
(b)
.................... USD 1,779 1,828,338
US Bancorp
(a)
(1-day SOFR + 1.66%), 4.55% , 07/22/28 . 1,376 1,348,601
(1-day SOFR + 2.26%), 5.84% , 06/12/34 . 1,385 1,411,667
(1-day SOFR + 1.86%), 5.68% , 01/23/35 . 850 858,270
Wells Fargo & Co.
(a)
(3-mo. CME Term SOFR + 1.57%), 3.58% ,
05/22/28 ..................... 1,019 968,776
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.61%),
7.63%
(k)
...................... 1,333 1,424,588
(1-day SOFR + 1.74%), 5.57% , 07/25/29 . 1,907 1,929,602
(1-day SOFR + 2.06%), 6.49% , 10/23/34 . 2,269 2,433,671
(1-day SOFR + 1.78%), 5.50% , 01/23/35 . 1,939 1,943,565
Wells Fargo Bank NA, 5.55%, 08/01/25 .... 521 523,437
Westpac Banking Corp.
(a)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.75%), 2.67% ,
11/15/35 ..................... 293 241,672
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.53%), 3.02% ,
11/18/36 ..................... 50 41,072
397,597,124
Beverages — 0.0%
Anheuser-Busch InBev Worldwide, Inc., 5.00%,
06/15/34 ...................... 320 321,904
Davide Campari-Milano NV, 2.38%,
01/17/29
(c) (m)
................... EUR 600 664,756
986,660
Biotechnology — 0.2%
AbbVie, Inc.
2.95% , 11/21/26 .................. USD 1,836 1,748,603
4.80% , 03/15/29 .................. 1,520 1,522,230
3.20% , 11/21/29 .................. 1,824 1,680,811
4.95% , 03/15/31 .................. 730 735,209
Amgen, Inc.
5.15% , 03/02/28 .................. 1,920 1,932,308
4.20% , 03/01/33 .................. 691 645,865
5.25% , 03/02/33 .................. 696 701,855
Cidron Aida Finco SARL
(c)
5.00% , 04/01/28 .................. EUR 366 382,520
6.25% , 04/01/28 .................. GBP 1,005 1,214,444
Gilead Sciences, Inc.
3.65% , 03/01/26 .................. USD 6,041 5,885,725
4.60% , 09/01/35 .................. 879 842,243
Grifols SA, 1.63%, 02/15/25
(c)
.......... EUR 215 220,805
17,512,618
Security
Par (000)
Par (000) Value
Broadline Retail — 0.1%
(b)
ANGI Group LLC, 3.88%, 08/15/28 ....... USD 1,675 $ 1,453,931
Go Daddy Operating Co. LLC, 5.25%, 12/01/27 592 578,958
LCM Investments Holdings II LLC
4.88% , 05/01/29 .................. 403 370,411
8.25% , 08/01/31 .................. 1,574 1,646,651
Match Group Holdings II LLC
5.63% , 02/15/29 .................. 649 629,051
3.63% , 10/01/31 .................. 421 357,746
NMG Holding Co., Inc., 7.13%, 04/01/26 .... 867 849,026
Rakuten Group, Inc., 11.25%, 02/15/27 .... 916 970,491
6,856,265
Building Products — 0.1%
Advanced Drainage Systems, Inc.
(b)
5.00% , 09/30/27 .................. 733 711,085
6.38% , 06/15/30 .................. 278 279,439
Builders FirstSource, Inc., 6.38%, 03/01/34
(b)
. 793 796,273
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28
(b)
..................... 941 966,646
Carrier Global Corp., 5.90%, 03/15/34 ..... 245 257,495
HT Troplast GmbH, 9.38%, 07/15/28
(c)
..... EUR 1,362 1,537,133
Masonite International Corp., 3.50%, 02/15/30
(b)
USD 654 578,608
New Enterprise Stone & Lime Co., Inc.
(b)
5.25% , 07/15/28 .................. 554 530,727
9.75% , 07/15/28 .................. 773 790,837
PCF GmbH, 4.75%, 04/15/26
(c)
......... EUR 589 480,464
Standard Industries, Inc.
(b)
5.00% , 02/15/27 .................. USD 251 243,477
4.75% , 01/15/28 .................. 503 480,054
4.38% , 07/15/30 .................. 90 80,869
3.38% , 01/15/31 .................. 1,027 861,102
Summit Materials LLC, 7.25%, 01/15/31
(b)
... 1,243 1,291,958
9,886,167
Capital Markets — 1.0%
AerCap Ireland Capital DAC
1.75% , 01/30/26 .................. 465 434,175
6.10% , 01/15/27 .................. 275 279,500
6.45% , 04/15/27
(b)
................. 1,294 1,328,595
5.75% , 06/06/28 .................. 1,820 1,844,294
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(b)
..................... 820 848,880
Apollo Debt Solutions BDC, 6.90%, 04/13/29
(b)
955 964,064
Ares Capital Corp., 5.88%, 03/01/29 ...... 1,848 1,842,473
Aretec Group, Inc., 10.00%, 08/15/30
(b)
.... 500 546,137
Blackstone Private Credit Fund
3.25% , 03/15/27 .................. 408 376,553
6.25% , 01/25/31
(b)
................. 779 782,258
Blue Owl Capital Corp.
3.75% , 07/22/25 .................. 747 724,640
3.40% , 07/15/26 .................. 314 295,823
Blue Owl Capital Corp. II, 8.45%, 11/15/26
(b)
. 761 783,817
Blue Owl Credit Income Corp.
5.50% , 03/21/25 .................. 1,241 1,232,414
7.75% , 09/16/27 .................. 670 686,376
Charles Schwab Corp. (The)
5.88% , 08/24/26 .................. 95 96,584
(1-day SOFR + 2.01%), 6.14% , 08/24/34
(a)
847 883,586
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
................ 942 895,025
Credit Suisse AG, 7.50%, 02/15/28 ....... 401 432,393
Deutsche Bank AG
(a)
(5-Year USD Swap Rate + 5.00%), 7.50%
(k)
2,400 2,359,376
Series 2020 , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.52%), 6.00%
(k)
................ 9,600 8,862,990

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(5-Year EURIBOR ICE Swap Rate +
6.94%), 10.00%
(c) (k)
.............. EUR 5,400 $ 6,313,700
(1-day SOFR + 1.59%), 5.71% , 02/08/28 . USD 960 958,606
(5-Year EURIBOR ICE Swap Rate +
5.69%), 6.75%
(c) (k)
............... EUR 3,800 3,902,356
(1-day SOFR + 2.51%), 6.82% , 11/20/29 . USD 2,381 2,489,105
(1-day SOFR + 3.65%), 7.08% , 02/10/34 . 871 895,762
Drawbridge Special Opportunities Fund LP,
3.88%, 02/15/26
(b)
................ 250 233,730
Gaci First Investment Co., 5.13%, 02/14/53
(c)
. 726 629,805
Goldman Sachs Group, Inc. (The)
4.25% , 10/21/25 .................. 179 175,636
(1-day SOFR + 0.79%), 1.09% , 12/09/26
(a)
2,080 1,932,267
(1-day SOFR + 1.28%), 2.62% , 04/22/32
(a)
402 337,379
(1-day SOFR + 1.25%), 2.38% , 07/21/32
(a)
431 353,574
(1-day SOFR + 1.26%), 2.65% , 10/21/32
(a)
575 478,412
Intercontinental Exchange, Inc., 1.85%,
09/15/32 ...................... 818 637,853
JPMorgan Chase Financial Co. LLC, 0.50%,
06/15/27
(m)
.................... 1,005 1,110,525
Julius Baer Group Ltd.
(a)(c)(k)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.62%), 4.88% 787 716,233
(5-Year EUR Swap Annual + 3.85%), 6.63% EUR 3,598 3,736,759
MDGH GMTN RSC Ltd., 4.38%, 11/22/33
(b)
.. USD 666 633,532
Morgan Stanley
(a)
(1-day SOFR + 0.88%), 1.59% , 05/04/27 . 1,075 994,367
3.59% , 07/22/28 .................. 1,430 1,358,652
(3-mo. CME Term SOFR + 1.40%), 3.77% ,
01/24/29 ..................... 3,133 2,982,223
(1-day SOFR + 1.59%), 5.16% , 04/20/29 . 2,376 2,374,082
(1-day SOFR + 1.63%), 5.45% , 07/20/29 . 745 751,533
(1-day SOFR + 1.83%), 6.41% , 11/01/29 . 953 999,281
(3-mo. CME Term SOFR + 1.89%), 4.43% ,
01/23/30 ..................... 1,042 1,009,087
(1-day SOFR + 3.12%), 3.62% , 04/01/31 . 285 261,380
(1-day SOFR + 2.05%), 6.63% , 11/01/34 . 215 235,233
(1-day SOFR + 1.73%), 5.47% , 01/18/35 . 1,135 1,145,145
(1-day SOFR + 1.36%), 2.48% , 09/16/36 . 301 238,056
Nasdaq, Inc., 5.55%, 02/15/34 .......... 137 139,311
Oaktree Strategic Credit Fund, 8.40%,
11/14/28
(b)
..................... 851 902,682
S&P Global, Inc., 5.25%, 09/15/33
(b)
...... 405 413,846
Sherwood Financing plc, 6.00%, 11/15/26
(c)
.. GBP 236 264,393
State Street Corp.
(1-day SOFR + 2.60%), 2.90% , 03/30/26
(a)
USD 40 38,946
Series I , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.61%),
6.70%
(a) (k)
..................... 1,284 1,302,903
(1-day SOFR + 1.48%), 5.68% , 11/21/29
(a)
46 47,241
2.40% , 01/24/30 .................. 64 56,330
(1-day SOFR + 1.00%), 2.62% , 02/07/33
(a)
109 91,536
(3-mo. CME Term SOFR + 1.26%), 6.59% ,
06/15/47
(a)
.................... 13,730 11,704,748
SURA Asset Management SA, 4.88%,
04/17/24
(b)
..................... 2,406 2,398,950
UBS AG
1.38% , 01/13/25
(b)
................. 524 507,990
1.25% , 06/01/26 .................. 200 184,126
UBS Group AG
(5-Year USD Swap Semi + 4.87%),
7.00%
(a) (c) (k)
.................... 1,257 1,254,235
(5-Year USD Swap Semi + 4.59%),
6.88%
(a) (c) (k)
.................... 3,239 3,202,561
4.13% , 09/24/25
(b)
................. 313 306,566
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.10%),
3.88%
(a) (b) (k)
.................... USD 2,800 $ 2,557,122
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.86%),
5.13%
(a) (c) (k)
.................... 2,050 1,947,500
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.08%), 1.36% ,
01/30/27
(a) (b)
................... 930 860,621
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.40%),
4.88%
(a) (b) (k)
.................... 846 776,812
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.75%),
9.25%
(a) (b) (k)
.................... 2,470 2,676,183
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.31%),
4.38%
(a) (b) (k)
.................... 11,235 9,238,780
(USISSO05 + 4.16%), 7.75%
(a) (b) (k)
...... 3,326 3,420,688
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.76%),
9.25%
(a) (c) (k)
.................... 2,100 2,369,928
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.76%),
9.25%
(a) (b) (k)
.................... 2,977 3,359,655
(1-day SOFR + 5.02%), 9.02% , 11/15/33
(a) (b)
973 1,180,586
Vivion Investments SARL, 3.00%, 08/08/24
(c)
. EUR 900 941,836
116,530,301
Chemicals — 0.4%
Axalta Coating Systems Dutch Holding B BV,
7.25%, 02/15/31
(b)
................ USD 490 509,702
Axalta Coating Systems LLC
(b)
4.75% , 06/15/27 .................. 881 850,328
3.38% , 02/15/29 .................. 318 284,567
Braskem Netherlands Finance BV, 7.25%,
02/13/33
(b)
..................... 1,077 1,036,612
Chemours Co. (The)
5.38% , 05/15/27 .................. 791 758,302
5.75% , 11/15/28
(b)
................. 876 807,758
4.63% , 11/15/29
(b)
................. 389 335,345
DuPont de Nemours, Inc.
4.49% , 11/15/25 .................. 217 214,109
4.73% , 11/15/28 .................. 260 259,635
Eastman Chemical Co., 5.75%, 03/08/33 ... 1,253 1,274,247
Element Solutions, Inc., 3.88%, 09/01/28
(b)
.. 2,395 2,197,051
FIS Fabbrica Italiana Sintetici SpA, 5.63%,
08/01/27
(c)
..................... EUR 1,645 1,708,973
Herens Holdco SARL, 4.75%, 05/15/28
(b)
... USD 2,977 2,598,064
Herens Midco SARL, 5.25%, 05/15/29
(c)
.... EUR 1,308 918,508
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
.... USD 1,631 1,608,978
INEOS Finance plc, 6.38%, 04/15/29
(c)
..... EUR 1,421 1,533,107
INEOS Quattro Finance 2 plc
(c)
2.50% , 01/15/26 .................. 100 104,334
Series APR , 8.50% , 03/15/29 ......... 1,640 1,844,510
8.50% , 03/15/29 .................. 827 939,674
INEOS Styrolution Ludwigshafen GmbH,
2.25%, 01/16/27
(c)
................ 280 278,631
Ingevity Corp., 3.88%, 11/01/28
(b)
........ USD 528 476,875
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(b)
.. 1,257 1,018,843
Kronos International, Inc., 9.50%, 03/15/29
(c)
. EUR 1,425 1,637,290
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(b)
... USD 1,016 914,846
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
1,293 1,236,302
Monitchem HoldCo 3 SA, 8.75%, 05/01/28
(c)
. EUR 295 322,618
Nobian Finance BV, 3.63%, 07/15/26
(c)
..... 1,171 1,221,914

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
Nutrien Ltd.
5.95% , 11/07/25 .................. USD 155 $ 156,266
4.90% , 03/27/28 .................. 264 262,602
Olympus Water US Holding Corp.
9.63% , 11/15/28
(c)
................. EUR 1,970 2,276,340
9.75% , 11/15/28
(b)
................. USD 2,484 2,645,998
5.38% , 10/01/29
(c)
................. EUR 421 398,521
Sasol Financing USA LLC
6.50% , 09/27/28 .................. USD 218 207,645
8.75% , 05/03/29
(b)
................. 1,213 1,234,606
SCIL IV LLC
(c)
(3-mo. EURIBOR at 4.38% Floor + 4.38%),
8.27% , 11/01/26
(a)
............... EUR 584 629,897
9.50% , 07/15/28 .................. 1,013 1,190,928
Scotts Miracle-Gro Co. (The)
4.50% , 10/15/29 .................. USD 165 149,324
4.00% , 04/01/31 .................. 920 793,348
4.38% , 02/01/32 .................. 204 175,876
Sherwin-Williams Co. (The)
3.95% , 01/15/26 .................. 24 23,456
3.45% , 06/01/27 .................. 220 210,297
2.95% , 08/15/29 .................. 249 225,874
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
..................... 2,120 1,889,693
Synthomer plc, 3.88%, 07/01/25
(c)
........ EUR 1,001 1,067,294
WR Grace Holdings LLC
(b)
5.63% , 08/15/29 .................. USD 4,267 3,818,493
7.38% , 03/01/31 .................. 1,257 1,272,792
45,520,373
Commercial Services & Supplies — 0.4%
ADT Security Corp. (The), 4.88%, 07/15/32
(b)
. 968 876,186
Allied Universal Holdco LLC
6.63% , 07/15/26
(b)
................. 1,591 1,589,954
9.75% , 07/15/27
(b)
................. 2,250 2,256,759
3.63% , 06/01/28
(c)
................. EUR 660 658,709
4.63% , 06/01/28
(b)
................. USD 4,889 4,453,987
4.88% , 06/01/28
(c)
................. GBP 2,467 2,803,130
6.00% , 06/01/29
(b)
................. USD 3,196 2,749,916
7.88% , 02/15/31
(b)
................. 2,557 2,589,722
APi Group DE, Inc.
(b)
4.13% , 07/15/29 .................. 608 547,797
4.75% , 10/15/29 .................. 365 336,395
APX Group, Inc.
(b)
6.75% , 02/15/27 .................. 569 571,321
5.75% , 07/15/29 .................. 1,259 1,210,529
Aramark Services, Inc., 5.00%, 02/01/28
(b)
... 1,577 1,522,079
Cedacri Mergeco SpA
(a)(c)
(3-mo. EURIBOR at 4.63% Floor + 4.63%),
8.53% , 05/15/28 ................ EUR 865 934,108
(3-mo. EURIBOR + 5.50%), 9.40% ,
05/15/28 ..................... 724 782,064
Clean Harbors, Inc.
(b)
4.88% , 07/15/27 .................. USD 455 441,351
6.38% , 02/01/31 .................. 488 491,584
Covanta Holding Corp.
4.88% , 12/01/29
(b)
................. 811 726,859
5.00% , 09/01/30 .................. 398 350,751
Garda World Security Corp.
(b)
4.63% , 02/15/27 .................. 682 653,487
9.50% , 11/01/27 .................. 418 419,006
7.75% , 02/15/28 .................. 1,034 1,060,356
6.00% , 06/01/29 .................. 447 400,085
GFL Environmental, Inc.
(b)
3.75% , 08/01/25 .................. 1,327 1,292,436
4.00% , 08/01/28 .................. 455 419,364
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
3.50% , 09/01/28 .................. USD 839 $ 768,518
4.75% , 06/15/29 .................. 125 117,555
4.38% , 08/15/29 .................. 1,178 1,085,259
6.75% , 01/15/31 .................. 1,120 1,147,791
Intrum AB
(c)
3.50% , 07/15/26 .................. EUR 140 97,420
3.00% , 09/15/27 .................. 191 119,520
9.25% , 03/15/28 .................. 352 243,347
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
.. USD 1,545 1,460,911
Paprec Holding SA
(c)
6.50% , 11/17/27 .................. EUR 515 583,466
7.25% , 11/17/29 .................. 500 574,542
Prime Security Services Borrower LLC, 6.25%,
01/15/28
(b)
..................... USD 829 812,071
Q-Park Holding I BV
(c)
(3-mo. EURIBOR at 2.00% Floor + 2.00%),
5.94% , 03/01/26
(a)
............... EUR 360 388,840
5.13% , 03/01/29 .................. 681 741,962
Republic Services, Inc., 4.88%, 04/01/29 ... USD 1,056 1,057,649
Techem Verwaltungsgesellschaft 674 mbH,
6.00%, 07/30/26
(c)
................ EUR 1,823 1,959,288
Techem Verwaltungsgesellschaft 675 mbH,
2.00%, 07/15/25
(c)
................ 870 920,090
Verisure Holding AB
(c)
9.25% , 10/15/27 .................. 1,631 1,880,577
7.13% , 02/01/28 .................. 1,173 1,319,097
Waste Management, Inc., 2.00%, 06/01/29 .. USD 45 39,479
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
.... 3,089 3,042,289
Williams Scotsman, Inc., 7.38%, 10/01/31
(b)
.. 822 854,349
49,351,955
Communications Equipment — 0.1%
Cisco Systems, Inc.
4.85% , 02/26/29 .................. 465 468,432
4.95% , 02/26/31 .................. 70 70,618
CommScope Technologies LLC, 6.00%,
06/15/25
(b)
..................... 830 721,851
CommScope, Inc.
(b)
6.00% , 03/01/26 .................. 895 818,925
4.75% , 09/01/29 .................. 433 311,760
Motorola Solutions, Inc.
4.60% , 05/23/29 .................. 244 239,148
2.75% , 05/24/31 .................. 157 133,048
5.40% , 04/15/34 .................. 1,592 1,588,855
Viasat, Inc.
(b)
5.63% , 09/15/25 .................. 992 967,009
5.63% , 04/15/27 .................. 1,111 1,052,062
7.50% , 05/30/31 .................. 226 163,757
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
.... 452 387,812
6,923,277
Construction & Engineering — 0.1%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%,
03/30/29
(b)
..................... 461 468,780
Arcosa, Inc., 4.38%, 04/15/29
(b)
......... 1,261 1,162,053
Azzurra Aeroporti SpA
(c)
2.13% , 05/30/24 .................. EUR 1,056 1,133,747
2.63% , 05/30/27 .................. 444 452,664
Brand Industrial Services, Inc., 10.38%,
08/01/30
(b)
..................... USD 3,433 3,716,782
China City Construction International Co. Ltd.,
5.35%, 07/03/17
(c) (e) (f) (l)
............. CNY 6,794 —
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
... USD 824 770,251
Heathrow Finance plc
(c)(d)
5.75% , 03/03/25 .................. GBP 221 277,541
3.88% , 03/01/27 .................. 307 362,778

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Construction & Engineering (continued)
4.13% , 09/01/29 .................. GBP 840 $ 968,886
Kier Group plc, 9.00%, 02/15/29
(c)
........ 1,298 1,670,505
Pike Corp., 8.63%, 01/31/31
(b)
.......... USD 437 464,386
11,448,373
Construction Materials — 0.0%
(b)
Cemex SAB de CV, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.53%), 5.13%
(a) (k)
................ 564 544,612
Smyrna Ready Mix Concrete LLC
6.00% , 11/01/28 .................. 1,954 1,909,756
8.88% , 11/15/31 .................. 1,340 1,432,314
St Marys Cement, Inc., 5.75%, 04/02/34 .... 445 440,550
4,327,232
Consumer Finance — 0.3%
Ally Financial, Inc.
5.80% , 05/01/25 .................. 794 792,663
5.75% , 11/20/25 .................. 1,164 1,155,617
(1-day SOFR + 2.82%), 6.85% , 01/03/30
(a)
2,366 2,435,005
Bread Financial Holdings, Inc., 9.75%,
03/15/29
(b)
..................... 682 709,742
Capital One Financial Corp.
(a)
(1-day SOFR + 2.64%), 6.31% , 06/08/29 . 3,997 4,109,141
(1-day SOFR + 1.27%), 2.62% , 11/02/32 . 54 43,677
DAE Funding LLC, 1.55%, 08/01/24
(c)
..... 1,648 1,623,795
Encore Capital Group, Inc.
(c)
4.88% , 10/15/25 .................. EUR 318 339,643
5.38% , 02/15/26 .................. GBP 1,003 1,234,111
4.25% , 06/01/28 .................. 155 165,369
Ford Motor Credit Co. LLC
3.38% , 11/13/25 .................. USD 1,688 1,623,974
5.80% , 03/05/27 .................. 1,580 1,585,843
4.13% , 08/17/27 .................. 279 264,749
7.35% , 11/04/27 .................. 364 381,753
6.80% , 05/12/28 .................. 1,259 1,307,961
6.80% , 11/07/28 .................. 408 425,860
7.35% , 03/06/30 .................. 762 812,412
7.20% , 06/10/30 .................. 1,000 1,061,369
6.05% , 03/05/31 .................. 400 402,844
7.12% , 11/07/33 .................. 449 483,084
General Motors Financial Co., Inc.
5.40% , 04/06/26 .................. 1,972 1,972,733
5.75% , 02/08/31 .................. 280 283,036
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24
(b) (j)
....... 2,404 2,268,930
Macquarie Airfinance Holdings Ltd.
(b)
8.38% , 05/01/28 .................. 636 674,138
6.40% , 03/26/29 .................. 255 259,034
8.13% , 03/30/29 .................. 285 301,422
6.50% , 03/26/31 .................. 665 676,858
Navient Corp.
5.50% , 03/15/29 .................. 745 693,667
9.38% , 07/25/30 .................. 477 510,285
OneMain Finance Corp.
3.50% , 01/15/27 .................. 820 761,206
6.63% , 01/15/28 .................. 899 901,887
9.00% , 01/15/29 .................. 480 509,334
5.38% , 11/15/29 .................. 328 308,390
7.88% , 03/15/30 .................. 603 622,037
4.00% , 09/15/30 .................. 385 329,501
SLM Corp., 3.13%, 11/02/26 ........... 1,322 1,227,819
Synchrony Financial, 5.15%, 03/19/29 ..... 1,305 1,253,788
Toyota Motor Credit Corp., 3.38%, 04/01/30 .. 100 92,359
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Volkswagen International Finance NV
(a)(c)(k)
Series PNC5 , (5-Year EUR Swap Annual +
4.29%), 7.50% ................. EUR 400 $ 468,429
(9-Year EUR Swap Annual + 3.96%), 3.88% 1,000 998,090
36,071,555
Consumer Staples Distribution & Retail — 0.2%
7-Eleven, Inc., 0.95%, 02/10/26
(b)
........ USD 1,049 969,291
Albertsons Cos., Inc.
(b)
3.25% , 03/15/26 .................. 515 491,115
4.63% , 01/15/27 .................. 681 659,068
5.88% , 02/15/28 .................. 932 922,718
6.50% , 02/15/28 .................. 484 489,137
3.50% , 03/15/29 .................. 762 683,959
4.88% , 02/15/30 .................. 698 664,096
Bellis Acquisition Co. plc
(c)
3.25% , 02/16/26 .................. GBP 2,612 3,108,380
4.50% , 02/16/26 .................. 3,164 3,843,689
Cencosud SA, 4.38%, 07/17/27
(c)
........ USD 1,272 1,221,915
Market Bidco Finco plc, 5.50%, 11/04/27
(c)
... GBP 1,438 1,652,532
Performance Food Group, Inc., 4.25%,
08/01/29
(b)
..................... USD 517 473,785
Picard Groupe SAS, 3.88%, 07/01/26
(c)
.... EUR 1,112 1,173,048
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
USD 630 523,275
US Foods, Inc.
(b)
4.75% , 02/15/29 .................. 350 332,239
4.63% , 06/01/30 .................. 471 436,941
7.25% , 01/15/32 .................. 384 399,640
Walgreens Boots Alliance, Inc.
3.20% , 04/15/30 .................. 150 130,371
4.80% , 11/18/44 .................. 480 403,761
4.10% , 04/15/50 .................. 172 126,123
18,705,083
Containers & Packaging — 0.4%
Ardagh Metal Packaging Finance USA LLC
6.00% , 06/15/27
(b)
................. 1,352 1,312,479
2.00% , 09/01/28
(c)
................. EUR 1,032 946,064
4.00% , 09/01/29
(b)
................. USD 3,104 2,501,984
Ardagh Packaging Finance plc
5.25% , 04/30/25
(b)
................. 1,171 1,131,221
2.13% , 08/15/26
(c)
................. EUR 379 351,640
2.13% , 08/15/26
(c)
................. 1,320 1,224,711
4.13% , 08/15/26
(b)
................. USD 1,508 1,364,309
4.75% , 07/15/27
(c)
................. GBP 1,225 919,949
5.25% , 08/15/27
(b)
................. USD 813 512,190
Berry Global, Inc., 1.57%, 01/15/26 ....... 2,795 2,612,731
Canpack SA, 3.13%, 11/01/25
(b)
......... 810 772,635
Clydesdale Acquisition Holdings, Inc.
(b)
6.63% , 04/15/29 .................. 952 951,235
8.75% , 04/15/30 .................. 1,537 1,510,163
Crown Americas LLC
4.25% , 09/30/26 .................. 620 600,635
5.25% , 04/01/30 .................. 179 172,577
Crown European Holdings SA
(c)
3.38% , 05/15/25 .................. EUR 662 708,050
5.00% , 05/15/28 .................. 660 731,522
Fiber Bidco SpA, 11.00%, 10/25/27
(c)
...... 1,535 1,796,996
Graphic Packaging International LLC, 3.50%,
03/15/28
(b)
..................... USD 993 916,770
Klabin Austria GmbH, 3.20%, 01/12/31
(b)
.... 665 561,717
Kleopatra Finco SARL, 4.25%, 03/01/26
(c)
... EUR 1,491 1,357,629
Kleopatra Holdings 2 SCA, 6.50%, 09/01/26
(c)
230 130,519
LABL, Inc.
(b)
6.75% , 07/15/26 .................. USD 285 281,560
5.88% , 11/01/28 .................. 1,042 958,227

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
9.50% , 11/01/28 .................. USD 931 $ 941,757
Mauser Packaging Solutions Holding Co.
(b)
7.88% , 08/15/26 .................. 12,225 12,454,231
9.25% , 04/15/27 .................. 304 301,579
OI European Group BV, 6.25%, 05/15/28
(c)
.. EUR 1,244 1,398,565
Owens-Brockway Glass Container, Inc., 7.25%,
05/15/31
(b)
..................... USD 767 781,191
SAN Miguel Industrias Pet SA, 3.50%,
08/02/28
(b)
..................... 1,339 1,154,888
Sealed Air Corp., 5.00%, 04/15/29
(b)
...... 308 295,640
Smurfit Kappa Treasury ULC, 5.44%,
04/03/34
(b)
..................... 420 420,160
Titan Holdings II BV, 5.13%, 07/15/29
(c)
.... EUR 1,084 1,040,700
Trident TPI Holdings, Inc., 12.75%, 12/31/28
(b)
USD 621 662,570
Trivium Packaging Finance BV
(3-mo. EURIBOR at 3.75% Floor + 3.75%),
7.65% , 08/15/26
(a) (c)
.............. EUR 977 1,049,413
8.50% , 08/15/27
(b) (d)
................ USD 400 395,011
WRKCo, Inc.
3.75% , 03/15/25 .................. 224 220,170
4.65% , 03/15/26 .................. 231 228,109
4.00% , 03/15/28 .................. 42 40,356
4.90% , 03/15/29 .................. 323 320,639
46,032,492
Distributors — 0.0%
(b)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 .............. 322 289,450
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 1,153 1,125,893
Resideo Funding, Inc., 4.00%, 09/01/29 .... 493 440,807
1,856,150
Diversified Consumer Services — 0.1%
Mavis Tire Express Services Topco Corp.,
6.50%, 05/15/29
(b)
................ 969 921,608
Rekeep SpA, 7.25%, 02/01/26
(c)
......... EUR 1,113 1,078,475
Service Corp. International, 4.00%, 05/15/31 . USD 1,088 963,920
Sotheby's
(b)
7.38% , 10/15/27 .................. 2,059 1,917,096
5.88% , 06/01/29 .................. 2,217 1,863,416
TUI Cruises GmbH, 6.50%, 05/15/26
(c)
..... EUR 1,213 1,316,667
Wand NewCo 3, Inc., 7.63%, 01/30/32
(b)
.... USD 1,701 1,759,220
9,820,402
Diversified REITs — 0.2%
Extra Space Storage LP, 5.40%, 02/01/34 ... 1,595 1,587,985
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
... 761 651,178
HAT Holdings I LLC
(b)
3.38% , 06/15/26 .................. 528 497,326
8.00% , 06/15/27 .................. 988 1,030,187
Highwoods Realty LP, 7.65%, 02/01/34 .... 320 349,000
Invitation Homes Operating Partnership LP
5.50% , 08/15/33 .................. 38 37,854
2.70% , 01/15/34 .................. 1,182 940,872
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(b)
....... 344 314,165
Mid-America Apartments LP, 3.60%, 06/01/27 345 331,390
MPT Operating Partnership LP
2.50% , 03/24/26 .................. GBP 1,453 1,564,599
5.25% , 08/01/26 .................. USD 758 693,892
4.63% , 08/01/29 .................. 1,645 1,262,486
3.50% , 03/15/31 .................. 1,182 811,585
Prologis LP
2.25% , 01/15/32 .................. 332 273,809
4.63% , 01/15/33 .................. 363 352,572
Prologis Targeted US Logistics Fund LP, 5.25%,
04/01/29
(b)
..................... 630 628,193
Security
Par (000)
Par (000) Value
Diversified REITs (continued)
RHP Hotel Properties LP, 6.50%, 04/01/32
(b)
. USD 1,961 $ 1,967,618
Simon Property Group LP
3.30% , 01/15/26 .................. 433 418,524
5.50% , 03/08/33 .................. 482 490,851
VICI Properties LP
4.63% , 12/01/29
(b)
................. 253 239,268
4.13% , 08/15/30
(b)
................. 757 688,345
5.13% , 05/15/32 .................. 1,811 1,732,217
5.63% , 05/15/52 .................. 262 242,804
6.13% , 04/01/54 .................. 500 493,165
17,599,885
Diversified Telecommunication Services — 0.9%
Altice Financing SA, 9.63%, 07/15/27
(b)
..... 2,007 1,919,671
Altice France Holding SA
(c)
8.00% , 05/15/27 .................. EUR 820 284,895
4.00% , 02/15/28 .................. 620 155,476
Altice France SA
2.13% , 02/15/25
(c)
................. 469 451,891
5.88% , 02/01/27
(c)
................. 650 541,718
8.13% , 02/01/27
(b)
................. USD 1,736 1,356,959
11.50% , 02/01/27
(c)
................ EUR 1,369 1,262,050
3.38% , 01/15/28
(c)
................. 687 531,769
5.50% , 01/15/28
(b)
................. USD 1,625 1,154,145
4.13% , 01/15/29
(c)
................. EUR 421 316,763
5.13% , 01/15/29
(b)
................. USD 879 601,943
4.00% , 07/15/29
(c)
................. EUR 1,105 831,510
5.13% , 07/15/29
(b)
................. USD 2,027 1,370,320
4.25% , 10/15/29
(c)
................. EUR 250 188,102
5.50% , 10/15/29
(b)
................. USD 1,585 1,075,792
AT&T, Inc., 5.40%, 02/15/34 ........... 1,480 1,499,414
Bakrie Telecom Pte. Ltd., 11.50%, 05/07/15
(c) (e) (l)
1,000 2,221
British Telecommunications plc
(a)(c)
(5-Year EURIBOR ICE Swap Rate +
2.54%), 5.13% , 10/03/54 .......... EUR 500 538,534
(5-Year EUR Swap Annual + 2.13%),
1.87% , 08/18/80 ................ 236 245,061
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.82%), 8.38% ,
12/20/83 ..................... GBP 1,726 2,322,511
CCO Holdings LLC
(b)
5.00% , 02/01/28 .................. USD 1,327 1,235,311
5.38% , 06/01/29 .................. 2,022 1,851,035
6.38% , 09/01/29 .................. 1,434 1,360,411
4.50% , 08/15/30 .................. 788 660,381
4.25% , 02/01/31 .................. 1,038 847,683
7.38% , 03/01/31 .................. 4,643 4,553,311
4.75% , 02/01/32 .................. 439 358,278
4.25% , 01/15/34 .................. 959 723,905
Cellnex Telecom SA
(c)(m)
2.13% , 08/11/30 .................. EUR 2,500 2,761,041
0.75% , 11/20/31 .................. 800 737,370
Frontier Communications Holdings LLC
(b)
5.88% , 10/15/27 .................. USD 936 906,176
5.00% , 05/01/28 .................. 1,397 1,296,713
8.75% , 05/15/30 .................. 3,101 3,173,013
8.63% , 03/15/31 .................. 1,287 1,314,451
Iliad Holding SASU
5.13% , 10/15/26
(c)
................. EUR 200 213,159
6.50% , 10/15/26
(b)
................. USD 2,736 2,710,373
7.00% , 10/15/28
(b)
................. 958 948,145
Iliad SA
(c)
5.38% , 06/14/27 .................. EUR 1,600 1,758,422
5.38% , 02/15/29 .................. 2,100 2,301,911
5.63% , 02/15/30 .................. 1,800 1,993,197

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Infrastrutture Wireless Italiane SpA, 1.63%,
10/21/28
(c)
..................... EUR 2,423 $ 2,416,876
Kaixo Bondco Telecom SA, 5.13%, 09/30/29
(c)
766 799,093
Level 3 Financing, Inc.
(b)
10.50% , 04/15/29 ................. USD 4,300 4,386,000
4.88% , 06/15/29 .................. 4,543 3,032,453
11.00% , 11/15/29 ................. 3,969 4,127,688
10.50% , 05/15/30 ................. 4,383 4,481,617
3.88% , 10/15/30 .................. 510 300,900
Lorca Telecom Bondco SA
4.00% , 09/18/27
(c)
................. EUR 3,427 3,581,437
Lumen Technologies, Inc.
(b)
4.13% , 04/15/29 .................. USD 1,034 651,436
4.13% , 04/15/30 .................. 1,034 641,095
RCS & RDS SA
(c)
2.50% , 02/05/25 .................. EUR 900 947,671
3.25% , 02/05/28 .................. 900 904,056
Sprint Capital Corp., 6.88%, 11/15/28 ...... USD 2,136 2,276,201
Telecom Italia Capital SA
6.38% , 11/15/33 .................. 1,187 1,122,978
6.00% , 09/30/34 .................. 1,561 1,427,774
7.20% , 07/18/36 .................. 1,151 1,123,486
7.72% , 06/04/38 .................. 554 554,941
Telecom Italia SpA
5.30% , 05/30/24
(b)
................. 1,646 1,637,046
3.63% , 05/25/26
(c)
................. EUR 170 178,820
6.88% , 02/15/28
(c)
................. 1,501 1,710,637
7.88% , 07/31/28
(c)
................. 697 824,342
1.63% , 01/18/29
(c)
................. 1,712 1,586,506
5.25% , 03/17/55
(c)
................. 300 289,503
Telefonica Emisiones SA, 4.10%, 03/08/27 .. USD 184 178,937
Uniti Group LP, 10.50%, 02/15/28
(b)
....... 4,248 4,404,022
Verizon Communications, Inc., 3.88%, 02/08/29 1,072 1,026,298
Virgin Media Finance plc, 5.00%, 07/15/30
(b)
. 784 663,388
Virgin Media Secured Finance plc
5.25% , 05/15/29
(c)
................. GBP 361 418,008
5.50% , 05/15/29
(b)
................. USD 400 369,827
4.25% , 01/15/30
(c)
................. GBP 108 117,229
4.13% , 08/15/30
(c)
................. 600 638,123
4.50% , 08/15/30
(b)
................. USD 669 576,911
Vmed O2 UK Financing I plc, 7.75%, 04/15/32
(b)
542 543,569
Windstream Escrow LLC, 7.75%, 08/15/28
(b)
. 514 475,743
Zayo Group Holdings, Inc.
(b)
4.00% , 03/01/27 .................. 10,215 8,408,406
6.13% , 03/01/28 .................. 1,496 1,046,854
106,224,902
Electric Utilities — 0.6%
Adani Green Energy UP Ltd., 6.70%, 03/12/42
(b)
363 349,388
AES Panama Generation Holdings SRL, 4.38%,
05/31/30
(c)
..................... 806 700,638
Alexander Funding Trust II, 7.47%, 07/31/28
(b)
766 809,892
American Electric Power Co., Inc., 5.70%,
08/15/25 ...................... 81 81,166
CenterPoint Energy Houston Electric LLC
Series AG , 3.00% , 03/01/32 .......... 636 553,457
4.95% , 04/01/33 .................. 37 36,749
DTE Electric Co., 4.85%, 12/01/26 ....... 800 799,469
Duke Energy Carolinas LLC
2.85% , 03/15/32 .................. 191 163,818
6.45% , 10/15/32 .................. 44 47,893
4.95% , 01/15/33 .................. 497 494,260
Duke Energy Corp.
2.65% , 09/01/26 .................. 1,483 1,400,311
2.45% , 06/01/30 .................. 425 366,020
2.55% , 06/15/31 .................. 86 72,413
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.32%), 3.25% ,
01/15/82
(a)
.................... USD 7,800 $ 6,931,360
Duke Energy Florida LLC, 2.50%, 12/01/29 .. 961 851,976
Duke Energy Progress LLC
3.45% , 03/15/29 .................. 306 287,879
5.70% , 04/01/35 .................. 30 30,228
Edison International
5.25% , 11/15/28 .................. 965 961,603
6.95% , 11/15/29 .................. 271 290,331
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.86%), 8.13% ,
06/15/53
(a)
.................... 1,236 1,278,264
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.66%), 7.88% ,
06/15/54
(a)
.................... 520 534,209
EDP - Energias de Portugal SA
(a)(c)
(5-Year EUR Swap Annual + 1.84%),
1.70% , 07/20/80 ................ EUR 500 517,891
(5-Year EUR Swap Annual + 2.38%),
1.88% , 08/02/81 ................ 1,800 1,820,559
(5-Year EUR Swap Annual + 3.18%),
5.94% , 04/23/83 ................ 300 338,006
EnBW Energie Baden-Wuerttemberg AG,
(5-Year EURIBOR ICE Swap Rate + 2.66%),
5.25%, 01/23/84
(a) (c)
............... 700 772,006
Eversource Energy, 5.95%, 02/01/29 ...... USD 728 751,193
FirstEnergy Corp.
4.00% , 05/01/26
(b) (m)
............... 988 982,072
Series B , 4.15% , 07/15/27
(d)
.......... 1,054 1,010,881
Florida Power & Light Co., 4.80%, 05/15/33 .. 72 70,911
Georgia Power Co.
5.00% , 02/23/27 .................. 635 635,763
4.70% , 05/15/32 .................. 648 633,090
Kallpa Generacion SA, 4.88%, 05/24/26
(c)
... 1,193 1,168,394
MidAmerican Energy Co., 5.75%, 11/01/35 .. 80 83,937
Naturgy Finance BV
(a)(c)(k)
(9-Year EUR Swap Annual + 3.08%), 3.38% EUR 500 538,076
(5-Year EUR Swap Annual + 2.44%), 2.37% 1,400 1,408,409
NextEra Energy Capital Holdings, Inc.
5.75% , 09/01/25 .................. USD 985 989,226
2.25% , 06/01/30 .................. 29 24,693
5.05% , 02/28/33 .................. 407 403,238
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.55%), 3.80% ,
03/15/82
(a)
.................... 14,619 13,262,817
NextEra Energy Operating Partners LP
(b)
3.88% , 10/15/26 .................. 330 307,763
7.25% , 01/15/29 .................. 190 194,401
Northern States Power Co., 2.25%, 04/01/31 . 35 29,379
NRG Energy, Inc.
(b)
2.45% , 12/02/27 .................. 664 596,844
7.00% , 03/15/33 .................. 549 585,814
Ohio Power Co.
Series Q , 1.63% , 01/15/31 ........... 797 635,774
5.00% , 06/01/33 .................. 150 147,185
Pacific Gas & Electric Co.
3.00% , 06/15/28 .................. 898 820,234
4.55% , 07/01/30 .................. 1,583 1,504,676
3.25% , 06/01/31 .................. 1,000 868,284
6.95% , 03/15/34 .................. 293 320,766
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
..................... 833 776,477
PECO Energy Co., 4.90%, 06/15/33 ...... 372 372,093
PG&E Corp., 4.25%, 12/01/27
(b) (m)
........ 1,166 1,171,247

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Public Service Electric & Gas Co., 4.90%,
12/15/32 ...................... USD 1,552 $ 1,544,939
Southern California Edison Co.
Series 20C , 1.20% , 02/01/26 ......... 495 459,680
Series G , 2.50% , 06/01/31 ........... 830 700,450
6.00% , 01/15/34 .................. 1,080 1,141,713
5.20% , 06/01/34 .................. 123 121,767
Southern Co. (The), 5.20%, 06/15/33 ...... 968 967,248
Tampa Electric Co., 2.40%, 03/15/31 ...... 32 26,787
Virginia Electric & Power Co.
Series B , 3.75% , 05/15/27 ........... 372 358,855
2.30% , 11/15/31 .................. 270 224,393
Vistra Operations Co. LLC
(b)
3.55% , 07/15/24 .................. 2,884 2,863,312
5.13% , 05/13/25 .................. 2,162 2,142,878
7.75% , 10/15/31 .................. 907 949,883
6.95% , 10/15/33 .................. 719 767,433
63,052,761
Electrical Equipment — 0.0%
(b)
Sensata Technologies BV
4.00% , 04/15/29 .................. 308 281,231
5.88% , 09/01/30 .................. 320 313,072
Vertiv Group Corp., 4.13%, 11/15/28 ...... 1,225 1,139,791
1,734,094
Electronic Equipment, Instruments & Components — 0.0%
(b)
Coherent Corp., 5.00%, 12/15/29 ........ 1,345 1,266,781
Sensata Technologies, Inc.
4.38% , 02/15/30 .................. 445 405,015
3.75% , 02/15/31 .................. 185 160,025
1,831,821
Energy Equipment & Services — 0.4%
Archrock Partners LP
(b)
6.88% , 04/01/27 .................. 1,089 1,092,305
6.25% , 04/01/28 .................. 1,411 1,396,096
Borr IHC Ltd.
(b)
10.00% , 11/15/28 ................. 575 598,000
10.38% , 11/15/30 ................. 997 1,036,880
Enerflex Ltd., 9.00%, 10/15/27
(b)
......... 1,129 1,160,012
Halliburton Co., 2.92%, 03/01/30 ........ 99 88,777
Kodiak Gas Services LLC, 7.25%, 02/15/29
(b)
. 1,323 1,347,592
Nabors Industries Ltd.
(b)
7.25% , 01/15/26 .................. 730 725,481
7.50% , 01/15/28 .................. 381 357,346
Nabors Industries, Inc.
(b)
7.38% , 05/15/27 .................. 88 87,838
9.13% , 01/31/30 .................. 839 872,272
Noble Finance II LLC, 8.00%, 04/15/30
(b)
... 1,015 1,057,275
Oceaneering International, Inc., 6.00%,
02/01/28 ...................... 360 354,679
Patterson-UTI Energy, Inc., 7.15%, 10/01/33 . 525 564,397
Precision Drilling Corp., 6.88%, 01/15/29
(b)
.. 461 460,144
Seadrill Finance Ltd., 8.38%, 08/01/30
(b)
.... 837 878,171
Transocean Aquila Ltd., 8.00%, 09/30/28
(b)
.. 657 674,349
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(b)
..................... 649 675,421
Transocean, Inc.
(b)
7.50% , 01/15/26 .................. 1,305 1,296,829
11.50% , 01/30/27 ................. 1,697 1,768,646
8.00% , 02/01/27 .................. 1,532 1,520,617
8.75% , 02/15/30 .................. 1,727 1,800,806
USA Compression Partners LP
6.88% , 04/01/26 .................. 1,934 1,931,776
7.13% , 03/15/29
(b)
................. 1,747 1,768,760
Valaris Ltd., 8.38%, 04/30/30
(b)
.......... 2,431 2,507,657
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
Vallourec SACA, 8.50%, 06/30/26
(c)
....... EUR 1,531 $ 1,666,188
Venture Global LNG, Inc.
(b)
8.13% , 06/01/28 .................. USD 3,527 3,598,196
9.50% , 02/01/29 .................. 5,977 6,442,387
8.38% , 06/01/31 .................. 2,887 2,977,274
9.88% , 02/01/32 .................. 3,359 3,620,142
Weatherford International Ltd.
(b)
6.50% , 09/15/28 .................. 898 926,185
8.63% , 04/30/30 .................. 1,428 1,490,788
46,743,286
Entertainment — 0.1%
CPUK Finance Ltd., 3.59%, 08/28/25
(c)
..... GBP 660 809,598
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29
(b)
..................... USD 1,681 1,286,026
Live Nation Entertainment, Inc., 4.75%,
10/15/27
(b)
..................... 1,187 1,133,380
Motion Finco SARL, 7.38%, 06/15/30
(c)
..... EUR 828 931,235
Netflix, Inc., 5.38%, 11/15/29
(b)
.......... USD 479 488,814
Odeon Finco plc, 12.75%, 11/01/27
(b)
...... 688 697,998
Pinewood Finance Co. Ltd., 3.25%, 09/30/25
(c)
GBP 543 671,809
Pinnacle Bidco plc
(c)
8.25% , 10/11/28 .................. EUR 376 423,159
10.00% , 10/11/28 ................. GBP 471 619,743
Playtika Holding Corp., 4.25%, 03/15/29
(b)
... USD 399 345,419
7,407,181
Financial Services — 0.7%
Agps Bondco plc
(c)(e)(l)
6.00% , 08/05/25 .................. EUR 600 257,306
5.50% , 11/13/26 .................. 1,000 413,678
5.00% , 01/14/29 .................. 2,400 974,849
Alpha Bank SA, (1-Year EUR Swap Annual +
2.43%), 5.00%, 05/12/30
(a) (c)
.......... 1,475 1,596,921
Banco Votorantim SA, 4.50%, 09/24/24
(c)
... USD 1,178 1,167,163
Block, Inc.
2.75% , 06/01/26 .................. 363 341,396
3.50% , 06/01/31 .................. 3,445 2,998,338
Blue Owl Credit Income Corp.
(b)
7.75% , 01/15/29 .................. 1,113 1,146,278
6.65% , 03/15/31 .................. 836 815,805
Blue Owl Technology Finance Corp. II, 6.75%,
04/04/29
(b)
..................... 281 277,514
Cerved Group SpA, (3-mo. EURIBOR at 5.25%
Floor + 5.25%), 9.19%, 02/15/29
(a) (c)
..... EUR 566 588,561
Citycon Treasury BV, Series EURO, 2.38%,
01/15/27
(c)
..................... 483 475,786
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
.... USD 584 583,883
Fidelity Grand Harbour CLO DAC, Series 2023-
2X, Class D, (3-mo. EURIBOR at 4.10%
Floor + 4.10%), 8.02%, 04/15/38
(a) (c) (f)
.... EUR 300 323,655
Fidelity National Information Services, Inc.,
1.15%, 03/01/26 ................. USD 255 236,081
Fiserv, Inc.
3.85% , 06/01/25 .................. 742 727,914
2.25% , 06/01/27 .................. 350 321,518
2.65% , 06/01/30 .................. 214 186,324
Freedom Mortgage Corp.
(b)
12.00% , 10/01/28 ................. 523 570,073
12.25% , 10/01/30 ................. 340 373,926
Freedom Mortgage Holdings LLC, 9.25%,
02/01/29
(b)
..................... 285 291,682
Garfunkelux Holdco 3 SA
(c)
6.75% , 11/01/25 .................. EUR 1,224 928,743
7.75% , 11/01/25 .................. GBP 381 336,615
GGAM Finance Ltd.
(b)
7.75% , 05/15/26 .................. USD 263 268,421

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
8.00% , 02/15/27 .................. USD 414 $ 427,463
8.00% , 06/15/28 .................. 620 647,484
6.88% , 04/15/29 .................. 737 739,764
Global Payments, Inc.
1.20% , 03/01/26 .................. 502 464,364
4.80% , 04/01/26 .................. 157 155,368
2.15% , 01/15/27 .................. 130 119,962
1.50% , 03/01/31
(b) (m)
............... 1,156 1,221,892
2.90% , 11/15/31 .................. 72 60,422
HPS Corporate Lending Fund, 6.75%,
01/30/29
(b)
..................... 1,020 1,018,132
Jefferies Finance LLC, 5.00%, 08/15/28
(b)
... 1,643 1,510,882
JPMorgan Chase Bank NA, 5.11%, 12/08/26 . 1,655 1,659,752
MGIC Investment Corp., 5.25%, 08/15/28 ... 1,033 1,003,449
Nationstar Mortgage Holdings, Inc.
(b)
5.00% , 02/01/26 .................. 3,005 2,940,706
6.00% , 01/15/27 .................. 1,020 1,005,529
5.13% , 12/15/30 .................. 967 877,341
5.75% , 11/15/31 .................. 429 395,688
7.13% , 02/01/32 .................. 1,758 1,745,961
Nationwide Building Society
(a)(c)(k)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.39%), 5.88% .... GBP 2,934 3,665,524
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.63%), 5.75% .... 4,041 4,826,205
NCR Atleos Corp., 9.50%, 04/01/29
(b)
...... USD 883 944,465
Nexi SpA, 0.00%, 02/24/28
(c) (m) (n)
......... EUR 3,200 2,960,158
Nykredit Realkredit A/S, (5-Year EUR Swap
Annual + 4.57%), 4.13%
(a) (c) (k)
......... 600 622,751
PennyMac Financial Services, Inc., 7.88%,
12/15/29
(b)
..................... USD 1,371 1,408,764
Permian Resources Operating LLC
(b)
8.00% , 04/15/27 .................. 1,507 1,552,117
9.88% , 07/15/31 .................. 714 795,610
7.00% , 01/15/32 .................. 759 787,397
Rocket Mortgage LLC
(b)
2.88% , 10/15/26 .................. 2,972 2,745,899
3.88% , 03/01/31 .................. 489 426,016
4.00% , 10/15/33 .................. 295 249,892
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
.... 1,309 1,265,605
Taurus Law 130 Securities SRL, (Acquired
07/14/23, cost $7,156,200), (3-mo. EURIBOR
+ 3.25%), 7.17%, 08/22/27
(a) (f) (h)
........ EUR 6,599 6,899,980
Thames Water Utilities Finance plc, 4.00%,
04/18/27
(c)
..................... 726 738,747
Verscend Escrow Corp., 9.75%, 08/15/26
(b)
.. USD 10,763 10,793,233
Visa, Inc.
1.90% , 04/15/27 .................. 30 27,742
1.10% , 02/15/31 .................. 95 75,810
Worldline SA, 0.00%, 07/30/26
(c) (m) (n)
...... EUR 1,907 1,861,085
74,843,589
Food Products — 0.1%
Boparan Finance plc, 7.63%, 11/30/25
(c)
.... GBP 702 836,584
Chobani LLC
(b)
4.63% , 11/15/28 .................. USD 2,583 2,408,744
7.63% , 07/01/29 .................. 2,770 2,808,088
Darling Ingredients, Inc., 6.00%, 06/15/30
(b)
.. 1,334 1,321,998
Fiesta Purchaser, Inc., 7.88%, 03/01/31
(b)
... 626 646,470
Kraft Heinz Foods Co., 3.88%, 05/15/27 .... 570 552,374
Lamb Weston Holdings, Inc., 4.13%, 01/31/30
(b)
774 705,735
Post Holdings, Inc.
(b)
5.63% , 01/15/28 .................. 264 259,358
5.50% , 12/15/29 .................. 124 119,827
4.63% , 04/15/30 .................. 129 118,423
4.50% , 09/15/31 .................. 278 250,059
Security
Par (000)
Par (000) Value
Food Products (continued)
6.25% , 02/15/32 .................. USD 619 $ 623,511
Premier Foods Finance plc
3.50% , 10/15/26
(c)
................. GBP 977 1,177,295
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
... USD 895 790,921
Tereos Finance Groupe I SA
(c)
4.75% , 04/30/27 .................. EUR 240 259,464
7.25% , 04/15/28 .................. 850 968,605
13,847,456
Gas Utilities — 0.1%
AmeriGas Partners LP, 9.38%, 06/01/28
(b)
... USD 1,296 1,342,021
Atmos Energy Corp.
2.63% , 09/15/29 .................. 152 135,989
5.90% , 11/15/33 .................. 82 86,986
DCP Midstream Operating LP, 3.25%, 02/15/32 1,961 1,688,961
Howard Midstream Energy Partners LLC,
8.88%, 07/15/28
(b)
................ 912 962,353
NGL Energy Operating LLC
(b)
8.13% , 02/15/29 .................. 1,267 1,297,639
8.38% , 02/15/32 .................. 2,684 2,751,387
ONE Gas, Inc.
2.00% , 05/15/30 .................. 36 30,551
4.25% , 09/01/32 .................. 34 32,513
Promigas SA ESP, 3.75%, 10/16/29
(c)
...... 580 510,038
Southern California Gas Co., 2.95%, 04/15/27 364 343,416
Suburban Propane Partners LP, 5.00%,
06/01/31
(b)
..................... 619 564,332
UGI International LLC, 2.50%, 12/01/29
(c)
... EUR 1,376 1,328,293
11,074,479
Ground Transportation — 0.1%
Albion Financing 1 SARL, 6.13%, 10/15/26
(b)
. USD 963 954,201
Avis Budget Car Rental LLC, 8.00%, 02/15/31
(b)
1,208 1,206,036
BCP V Modular Services Finance II plc
(c)
4.75% , 11/30/28 .................. EUR 756 762,596
6.13% , 11/30/28 .................. GBP 343 397,202
Burlington Northern Santa Fe LLC, 3.25%,
06/15/27 ...................... USD 53 50,614
Canadian National Railway Co.
3.85% , 08/05/32 .................. 94 87,344
6.20% , 06/01/36 .................. 39 42,749
GN Bondco LLC, 9.50%, 10/15/31
(b)
...... 945 943,310
Lyft, Inc., 0.63%, 03/01/29
(b) (m)
.......... 652 761,612
Mobico Group plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 4.14%),
4.25%
(a) (c) (k)
.................... GBP 1,742 2,010,064
NESCO Holdings II, Inc., 5.50%, 04/15/29
(b)
.. USD 1,017 962,186
Norfolk Southern Corp., 2.30%, 05/15/31 ... 360 304,439
Penske Truck Leasing Co. LP
(b)
1.20% , 11/15/25 .................. 2,946 2,748,255
4.45% , 01/29/26 .................. 163 159,605
5.88% , 11/15/27 .................. 415 421,891
5.35% , 03/30/29 .................. 235 235,161
RXO, Inc., 7.50%, 11/15/27
(b)
........... 515 528,519
Ryder System, Inc., 6.60%, 12/01/33 ...... 431 467,483
Uber Technologies, Inc., 4.50%, 08/15/29
(b)
.. 1,274 1,208,794
Union Pacific Corp., 3.38%, 02/01/35 ...... 230 198,707
14,450,768
Health Care Equipment & Supplies — 0.2%
Avantor Funding, Inc.
(b)
4.63% , 07/15/28 .................. 1,671 1,583,463
3.88% , 11/01/29 .................. 184 165,865
Bausch + Lomb Corp., 8.38%, 10/01/28
(b)
... 4,070 4,211,066
Baxter International, Inc., 2.54%, 02/01/32 .. 388 320,624
Becton Dickinson & Co.
3.70% , 06/06/27 .................. 587 563,955

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
4.87% , 02/08/29 .................. USD 1,140 $ 1,133,193
Medline Borrower LP
(b)
3.88% , 04/01/29 .................. 970 882,901
6.25% , 04/01/29 .................. 978 982,379
5.25% , 10/01/29 .................. 3,548 3,353,458
Medtronic Global Holdings SCA, 4.25%,
03/30/28 ...................... 212 208,271
Neogen Food Safety Corp., 8.63%, 07/20/30
(b)
863 929,669
Solventum Corp.
(b)
5.45% , 02/25/27 .................. 795 797,745
5.40% , 03/01/29 .................. 1,055 1,057,127
5.45% , 03/13/31 .................. 710 708,165
5.60% , 03/23/34 .................. 810 812,649
Teleflex, Inc., 4.63%, 11/15/27 .......... 23 22,121
17,732,651
Health Care Providers & Services — 0.3%
Acadia Healthcare Co., Inc., 5.50%, 07/01/28
(b)
556 541,259
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
. 1,566 1,425,061
Centene Corp.
3.00% , 10/15/30 .................. 327 280,368
2.63% , 08/01/31 .................. 1,890 1,551,456
Clariane SE
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 9.08%), 4.13%
(a) (c) (k)
GBP 1,100 861,342
Community Health Systems, Inc.
(b)
5.63% , 03/15/27 .................. USD 911 838,484
6.00% , 01/15/29 .................. 1,382 1,207,313
5.25% , 05/15/30 .................. 1,013 826,012
4.75% , 02/15/31 .................. 2,554 1,971,042
Elevance Health, Inc.
5.35% , 10/15/25 .................. 331 331,175
4.10% , 05/15/32 .................. 688 644,194
Encompass Health Corp.
4.50% , 02/01/28 .................. 100 95,242
4.75% , 02/01/30 .................. 953 892,921
4.63% , 04/01/31 .................. 381 346,405
Ephios Subco 3 SARL, 7.88%, 01/31/31
(c)
... EUR 1,372 1,552,652
HCA, Inc.
3.50% , 09/01/30 .................. USD 1,236 1,117,785
5.45% , 04/01/31 .................. 870 874,538
3.63% , 03/15/32 .................. 840 743,599
5.50% , 06/01/33 .................. 418 419,505
HealthEquity, Inc., 4.50%, 10/01/29
(b)
...... 1,346 1,241,870
Humana, Inc.
5.38% , 04/15/31 .................. 1,405 1,405,757
5.95% , 03/15/34 .................. 315 327,082
Legacy LifePoint Health LLC, 4.38%, 02/15/27
(b)
877 835,707
LifePoint Health, Inc.
(b)
9.88% , 08/15/30 .................. 1,055 1,103,574
11.00% , 10/15/30 ................. 1,152 1,231,248
Molina Healthcare, Inc., 4.38%, 06/15/28
(b)
.. 1,030 968,229
Option Care Health, Inc., 4.38%, 10/31/29
(b)
.. 1,054 966,369
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(b)
..................... 247 245,692
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(b)
................ 389 389,523
Surgery Center Holdings, Inc.
(b)
6.75% , 07/01/25 .................. 1,301 1,301,130
10.00% , 04/15/27 ................. 1,794 1,797,305
7.25% , 04/15/32 .................. 1,970 1,985,298
Sutter Health
Series 2018 , 3.70% , 08/15/28 ......... 87 83,022
Series 20A , 2.29% , 08/15/30 ......... 291 249,417
5.16% , 08/15/33 .................. 152 153,211
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Tenet Healthcare Corp.
4.63% , 06/15/28 .................. USD 234 $ 222,813
6.13% , 06/15/30 .................. 366 365,160
6.75% , 05/15/31
(b)
................. 2,476 2,521,138
UnitedHealth Group, Inc.
4.00% , 05/15/29 .................. 292 282,373
4.90% , 04/15/31 .................. 1,287 1,287,594
2.30% , 05/15/31 .................. 354 299,891
4.63% , 07/15/35 .................. 324 315,177
5.80% , 03/15/36 .................. 190 203,687
36,302,620
Health Care REITs — 0.0%
Healthpeak OP LLC
1.35% , 02/01/27 .................. 157 141,680
3.00% , 01/15/30 .................. 74 65,536
5.25% , 12/15/32 .................. 552 547,497
Welltower OP LLC
4.00% , 06/01/25 .................. 420 412,866
2.75% , 01/15/32 .................. 639 535,406
3.85% , 06/15/32 .................. 545 493,000
2,195,985
Health Care Technology — 0.1%
AthenaHealth Group, Inc., 6.50%, 02/15/30
(b)
. 6,900 6,310,869
IQVIA, Inc., 6.25%, 02/01/29 ........... 371 385,219
6,696,088
Hotel & Resort REITs — 0.1%
RHP Hotel Properties LP
4.75% , 10/15/27 .................. 1,003 965,700
7.25% , 07/15/28
(b)
................. 1,257 1,294,476
4.50% , 02/15/29
(b)
................. 200 186,750
RLJ Lodging Trust LP, 3.75%, 07/01/26
(b)
... 847 806,603
Service Properties Trust
7.50% , 09/15/25 .................. 731 740,854
8.63% , 11/15/31
(b)
................. 2,546 2,715,148
6,709,531
Hotels, Restaurants & Leisure — 0.8%
1011778 BC ULC
(b)
3.88% , 01/15/28 .................. 315 296,041
4.38% , 01/15/28 .................. 714 675,395
Accor SA, (5-Year EUR Swap Annual + 3.25%),
2.63%
(a) (c) (k)
.................... EUR 700 740,846
Allwyn Entertainment Financing UK plc
7.88% , 04/30/29
(b)
................. USD 1,000 1,024,375
7.25% , 04/30/30
(c)
................. EUR 1,529 1,732,040
Boyd Gaming Corp.
4.75% , 12/01/27 .................. USD 774 745,622
4.75% , 06/15/31
(b)
................. 482 442,933
Boyne USA, Inc., 4.75%, 05/15/29
(b)
...... 1,046 969,613
Caesars Entertainment, Inc.
(b)
4.63% , 10/15/29 .................. 1,045 952,905
7.00% , 02/15/30 .................. 2,847 2,922,403
6.50% , 02/15/32 .................. 1,924 1,940,943
Carnival Corp.
7.63% , 03/01/26
(c)
................. EUR 2,558 2,812,740
4.00% , 08/01/28
(b)
................. USD 1,053 975,647
6.00% , 05/01/29
(b)
................. 1,943 1,917,177
7.00% , 08/15/29
(b)
................. 814 847,231
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(b)
..................... 6,941 7,571,652
Carnival plc, 1.00%, 10/28/29 .......... EUR 346 291,791
CCM Merger, Inc., 6.38%, 05/01/26
(b)
...... USD 666 665,382
Cedar Fair LP, 6.50%, 10/01/28 ......... 435 436,482

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Churchill Downs, Inc.
(b)
4.75% , 01/15/28 .................. USD 1,577 $ 1,501,247
5.75% , 04/01/30 .................. 1,820 1,756,849
6.75% , 05/01/31 .................. 1,128 1,134,301
Cirsa Finance International SARL
(c)
7.88% , 07/31/28 .................. EUR 410 467,765
(3-mo. EURIBOR + 4.50%), 8.41% ,
07/31/28
(a)
.................... 865 949,536
6.50% , 03/15/29 .................. 447 493,379
Codere New Holdco SA
7.50% , 11/30/27
(b)
................. 156 1,488
7.50% , 11/30/27
(c)
................. 214 3,232
CPUK Finance Ltd.
(c)
4.88% , 08/28/25 .................. GBP 619 763,548
4.50% , 08/28/27 .................. 534 612,786
Elior Group SA, 3.75%, 07/15/26
(c)
....... EUR 1,228 1,237,111
Fertitta Entertainment LLC
(b)
4.63% , 01/15/29 .................. USD 531 486,915
6.75% , 01/15/30 .................. 806 723,717
Food Service Project SA, 5.50%, 01/21/27
(c)
. EUR 1,061 1,138,937
GLP Capital LP
5.30% , 01/15/29 .................. USD 277 272,369
4.00% , 01/15/30 .................. 196 178,940
3.25% , 01/15/32 .................. 1,151 968,944
Hilton Domestic Operating Co., Inc.
3.75% , 05/01/29
(b)
................. 172 157,790
4.88% , 01/15/30 .................. 280 268,464
4.00% , 05/01/31
(b)
................. 373 333,375
6.13% , 04/01/32
(b)
................. 524 526,229
Hilton Grand Vacations Borrower Escrow LLC,
6.63%, 01/15/32
(b)
................ 773 776,121
Inter Media & Communication SpA, 6.75%,
02/09/27
(c)
..................... EUR 1,465 1,544,909
International Game Technology plc, 5.25%,
01/15/29
(b)
..................... USD 671 648,315
Light & Wonder International, Inc.
(b)
7.25% , 11/15/29 .................. 475 487,619
7.50% , 09/01/31 .................. 1,067 1,109,577
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(b)
..................... 747 789,923
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
. 1,314 1,324,164
Lottomatica SpA
(c)
9.75% , 09/30/27 .................. EUR 669 772,212
(3-mo. EURIBOR + 4.13%), 8.07% ,
06/01/28
(a)
.................... 959 1,043,670
(3-mo. EURIBOR + 4.13%), 8.07% ,
06/01/28
(a)
.................... 209 227,453
(3-mo. EURIBOR + 4.00%), 7.94% ,
12/15/30
(a)
.................... 1,016 1,109,813
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
USD 874 819,707
Melco Resorts Finance Ltd.
(b)
4.88% , 06/06/25 .................. 880 858,000
5.75% , 07/21/28 .................. 400 378,321
5.38% , 12/04/29 .................. 1,442 1,312,494
Merlin Entertainments Group US Holdings, Inc.,
7.38%, 02/15/31
(b)
................ 967 974,281
Merlin Entertainments Ltd., 5.75%, 06/15/26
(b)
636 630,096
MGM China Holdings Ltd.
(b)
5.38% , 05/15/24 .................. 200 199,500
5.25% , 06/18/25 .................. 400 394,375
5.88% , 05/15/26 .................. 400 394,500
4.75% , 02/01/27 .................. 440 418,244
Midco GB SASU, 7.75%, (7.75% Cash or
8.50% PIK), 11/01/27
(c) (j)
............ EUR 150 163,235
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
..................... USD 1,053 $ 975,032
Motion Bondco DAC, 6.63%, 11/15/27
(b)
.... 848 819,504
NCL Corp. Ltd.
(b)
5.88% , 03/15/26 .................. 54 53,306
8.38% , 02/01/28 .................. 557 588,373
8.13% , 01/15/29 .................. 228 241,266
7.75% , 02/15/29 .................. 342 355,090
NCL Finance Ltd., 6.13%, 03/15/28
(b)
...... 1,086 1,072,443
Ontario Gaming GTA LP, 8.00%, 08/01/30
(b)
.. 831 855,907
Premier Entertainment Sub LLC
(b)
5.63% , 09/01/29 .................. 700 534,401
5.88% , 09/01/31 .................. 888 649,182
Raising Cane's Restaurants LLC, 9.38%,
05/01/29
(b)
..................... 719 777,052
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
.. 894 859,952
Regency Centers LP, 5.25%, 01/15/34 ..... 570 567,830
Royal Caribbean Cruises Ltd.
(b)
4.25% , 07/01/26 .................. 243 234,505
5.38% , 07/15/27 .................. 519 511,681
5.50% , 04/01/28 .................. 918 907,355
8.25% , 01/15/29 .................. 364 385,003
7.25% , 01/15/30 .................. 948 984,955
6.25% , 03/15/32 .................. 1,365 1,375,865
Scientific Games Holdings LP, 6.63%,
03/01/30
(b)
..................... 614 593,582
Six Flags Entertainment Corp., 7.25%,
05/15/31
(b)
..................... 2,001 2,027,231
Station Casinos LLC
(b)
4.50% , 02/15/28 .................. 933 878,919
4.63% , 12/01/31 .................. 384 345,137
6.63% , 03/15/32 .................. 432 436,393
Stonegate Pub Co. Financing 2019 plc, (3-mo.
EURIBOR at 5.75% Floor + 5.75%), 9.65%,
07/31/25
(a) (c)
.................... EUR 260 271,144
Stonegate Pub Co. Financing plc, 8.00%,
07/13/25
(c)
..................... GBP 939 1,150,657
TUI AG, 5.88%, 03/15/29
(c)
............ EUR 1,231 1,347,247
TVL Finance plc, 10.25%, 04/28/28
(c)
...... GBP 457 599,413
Viking Cruises Ltd.
(b)
5.88% , 09/15/27 .................. USD 843 827,080
7.00% , 02/15/29 .................. 225 225,974
9.13% , 07/15/31 .................. 1,365 1,492,779
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
..................... 741 721,127
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
..................... 1,045 971,455
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
... 1,224 1,198,808
Wynn Macau Ltd.
(b)
5.50% , 01/15/26 .................. 445 432,064
5.63% , 08/26/28 .................. 2,423 2,294,278
5.13% , 12/15/29 .................. 200 182,125
Wynn Resorts Finance LLC
(b)
5.13% , 10/01/29 .................. 1,500 1,421,026
7.13% , 02/15/31 .................. 1,295 1,340,190
89,820,000
Household Durables — 0.1%
Ashton Woods USA LLC
(b)
4.63% , 08/01/29 .................. 764 704,724
4.63% , 04/01/30 .................. 327 298,770
Beazer Homes USA, Inc., 7.50%, 03/15/31
(b)
. 366 369,626
Brookfield Residential Properties, Inc.
(b)
5.00% , 06/15/29 .................. 1,588 1,440,522
4.88% , 02/15/30 .................. 535 479,857
Dream Finders Homes, Inc., 8.25%, 08/15/28
(b)
594 620,077

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Household Durables (continued)
LGI Homes, Inc., 8.75%, 12/15/28
(b)
....... USD 431 $ 454,762
Mattamy Group Corp., 4.63%, 03/01/30
(b)
... 1,303 1,182,136
New Home Co., Inc. (The)
(b)
8.25% , 10/15/27
(d)
................. 72 72,857
9.25% , 10/01/29 .................. 636 639,180
STL Holding Co. LLC, 8.75%, 02/15/29
(b)
... 511 524,434
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(b)
. 840 621,224
Taylor Morrison Communities, Inc., 5.13%,
08/01/30
(b)
..................... 61 58,253
Tempur Sealy International, Inc.
(b)
4.00% , 04/15/29 .................. 774 702,413
3.88% , 10/15/31 .................. 108 91,714
TRI Pointe Homes, Inc.
5.25% , 06/01/27 .................. 941 919,090
5.70% , 06/15/28 .................. 194 191,018
9,370,657
Household Products — 0.0%
Central Garden & Pet Co., 4.13%, 10/15/30 .. 538 482,639
Spectrum Brands, Inc.
(b)
5.00% , 10/01/29 .................. 10 9,800
5.50% , 07/15/30 .................. 297 290,889
3.88% , 03/15/31 .................. 365 351,592
1,134,920
Independent Power and Renewable Electricity Producers — 0.1%
AES Andes SA, 6.30%, 03/15/29
(b)
....... 483 487,666
AES Corp. (The)
1.38% , 01/15/26 .................. 1,378 1,276,092
3.95% , 07/15/30
(b)
................. 129 117,324
2.45% , 01/15/31 .................. 449 367,353
Calpine Corp.
(b)
5.13% , 03/15/28 .................. 357 342,629
4.63% , 02/01/29 .................. 200 185,103
5.00% , 02/01/31 .................. 360 330,227
Clearway Energy Operating LLC, 4.75%,
03/15/28
(b)
..................... 1,119 1,063,658
Colbun SA, 3.15%, 01/19/32
(b)
.......... 1,340 1,125,251
Constellation Energy Generation LLC
5.60% , 03/01/28 .................. 29 29,540
6.13% , 01/15/34 .................. 78 82,360
NextEra Energy Partners LP
(b)(m)
0.00% , 11/15/25
(n)
................. 1,003 890,163
2.50% , 06/15/26 .................. 675 607,470
Talen Energy Supply LLC, 8.63%, 06/01/30
(b)
. 786 840,512
TransAlta Corp., 7.75%, 11/15/29 ........ 675 701,655
8,447,003
Industrial Conglomerates — 0.1%
EMRLD Borrower LP
6.38% , 12/15/30
(c)
................. EUR 1,523 1,724,915
6.63% , 12/15/30
(b)
................. USD 7,486 7,557,813
GEMS MENASA Cayman Ltd.
7.13% , 07/31/26
(c)
................. 684 684,575
7.13% , 07/31/26
(b)
................. 247 247,207
Husky Injection Molding Systems Ltd., 9.00%,
02/15/29
(b)
..................... 2,339 2,418,802
12,633,312
Insurance — 0.9%
Alliant Holdings Intermediate LLC
(b)
4.25% , 10/15/27 .................. 2,918 2,747,179
6.75% , 10/15/27 .................. 5,667 5,583,263
6.75% , 04/15/28 .................. 1,303 1,312,196
5.88% , 11/01/29 .................. 3,449 3,204,081
7.00% , 01/15/31 .................. 2,709 2,736,142
Security
Par (000)
Par (000) Value
Insurance (continued)
Allianz SE
(a)(b)(k)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.97%), 3.50% USD 5,000 $ 4,637,515
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.17%), 3.20% 3,800 3,110,740
AmWINS Group, Inc.
(b)
6.38% , 02/15/29 .................. 597 600,222
4.88% , 06/30/29 .................. 1,021 952,984
Aon Corp.
2.85% , 05/28/27 .................. 55 51,461
2.05% , 08/23/31 .................. 143 116,652
2.60% , 12/02/31 .................. 207 174,164
5.00% , 09/12/32 .................. 45 44,595
5.35% , 02/28/33 .................. 404 406,187
Aon North America, Inc.
5.15% , 03/01/29 .................. 2,120 2,131,610
5.30% , 03/01/31 .................. 1,060 1,067,920
Ardonagh Finco Ltd.
6.88% , 02/15/31
(c)
................. EUR 1,910 2,029,694
7.75% , 02/15/31
(b)
................. USD 1,751 1,743,096
Ardonagh Group Finance Ltd., 8.88%,
02/15/32
(b)
..................... 1,558 1,538,249
AssuredPartners, Inc., 7.50%, 02/15/32
(b)
... 992 974,794
Aviva plc, (5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.65%), 6.88%
(a) (c) (k)
... GBP 3,375 4,053,329
AXA SA, (5-Year EURIBOR ICE Swap Rate +
3.84%), 6.38%
(a) (c) (k)
............... EUR 3,025 3,389,722
BUPA Finance plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 3.17%),
4.00%
(a) (c) (k)
.................... GBP 1,100 1,013,506
Galaxy Bidco Ltd., 6.50%, 07/31/26
(c)
...... 1,988 2,470,563
Howden UK Refinance plc
(b)
7.25% , 02/15/31 .................. USD 4,849 4,867,314
8.13% , 02/15/32 .................. 2,018 2,035,127
HUB International Ltd.
(b)
7.25% , 06/15/30 .................. 8,997 9,246,190
7.38% , 01/31/32 .................. 10,592 10,663,326
Intesa Sanpaolo Vita SpA, 2.38%, 12/22/30
(c)
. EUR 1,115 1,022,576
Jones Deslauriers Insurance Management,
Inc.
(b)
8.50% , 03/15/30 .................. USD 1,158 1,207,076
10.50% , 12/15/30 ................. 1,181 1,246,227
Just Group plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 4.27%),
5.00%
(a) (c) (k)
.................... GBP 550 527,981
Legal & General Group plc, (5-Year U.K.
Government Bonds Note Generic Bid Yield +
5.38%), 5.63%
(a) (c) (k)
............... 2,175 2,472,800
Liberty Mutual Group, Inc.
(a)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.32%), 4.13% ,
12/15/51
(b)
.................... USD 4,925 4,446,052
(5-Year EUR Swap Annual + 3.70%),
3.63% , 05/23/59
(c)
............... EUR 1,934 2,077,107
Marsh & McLennan Cos., Inc., 5.40%, 09/15/33 USD 355 364,231
NFP Corp.
(b)
4.88% , 08/15/28 .................. 1,114 1,116,522
6.88% , 08/15/28 .................. 8,261 8,366,435
Panther Escrow Issuer LLC, 7.13%, 06/01/31
(b)
8,096 8,231,284
Ryan Specialty LLC, 4.38%, 02/01/30
(b)
.... 1,016 949,582
Sumitomo Life Insurance Co., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.84%), 5.88%
(a) (b) (k)
........ 240 239,058
USI, Inc., 7.50%, 01/15/32
(b)
........... 1,330 1,332,450
106,501,202

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interactive Media & Services — 0.0%
Meta Platforms, Inc.
4.60% , 05/15/28 .................. USD 667 $ 666,639
4.95% , 05/15/33 .................. 424 429,169
1,095,808
IT Services — 0.2%
Acuris Finance US, Inc., 5.00%, 05/01/28
(b)
.. 2,100 1,908,146
Atos SE
(c)
0.00% , 11/06/24
(m) (n)
............... EUR 400 64,747
1.75% , 05/07/25 .................. 1,100 180,859
2.50% , 11/07/28 .................. 200 31,718
Banff Merger Sub, Inc., 8.38%, 09/01/26
(c)
... 1,068 1,144,593
Boost Newco Borrower LLC, 7.50%, 01/15/31
(b)
USD 2,131 2,230,758
CA Magnum Holdings, 5.38%, 10/31/26
(b)
... 2,455 2,356,800
Cablevision Lightpath LLC
(b)
3.88% , 09/15/27 .................. 1,280 1,149,296
5.63% , 09/15/28 .................. 808 674,290
Central Parent LLC, 8.00%, 06/15/29
(b)
..... 1,423 1,475,133
Engineering - Ingegneria Informatica - SpA
11.13% , 05/15/28
(c)
................ EUR 2,057 2,385,634
Global Switch Finance BV, 1.38%, 10/07/30
(c)
. 1,583 1,574,671
Newfold Digital Holdings Group, Inc., 11.75%,
10/15/28
(b)
..................... USD 609 659,191
Northwest Fiber LLC, 4.75%, 04/30/27
(b)
.... 1,447 1,479,676
Presidio Holdings, Inc., 4.88%, 02/01/27
(b)
... 132 128,031
Twilio, Inc.
3.63% , 03/15/29 .................. 416 374,160
3.88% , 03/15/31 .................. 739 645,140
United Group BV
(c)
4.00% , 11/15/27 .................. EUR 643 660,264
4.63% , 08/15/28 .................. 142 146,150
19,269,257
Leisure Products — 0.0%
Acushnet Co., 7.38%, 10/15/28
(b)
........ USD 292 302,592
Amer Sports Co., 6.75%, 02/16/31
(b)
...... 879 872,245
Mattel, Inc., 6.20%, 10/01/40 ........... 502 501,356
1,676,193
Life Sciences Tools & Services — 0.0%
Charles River Laboratories International, Inc.
(b)
4.25% , 05/01/28 .................. 157 148,073
4.00% , 03/15/31 .................. 521 465,537
Fortrea Holdings, Inc., 7.50%, 07/01/30
(b)
... 1,037 1,070,478
Star Parent, Inc., 9.00%, 10/01/30
(b)
....... 2,225 2,354,731
Thermo Fisher Scientific, Inc., 2.00%, 10/15/31 659 542,912
4,581,731
Machinery — 0.3%
ATS Corp., 4.13%, 12/15/28
(b)
.......... 814 746,111
Boels Topholding BV, 6.25%, 02/15/29
(c)
.... EUR 1,209 1,343,459
Chart Industries, Inc.
(b)
7.50% , 01/01/30 .................. USD 911 946,024
9.50% , 01/01/31 .................. 602 655,564
Cummins, Inc., 4.90%, 02/20/29 ......... 960 965,220
Esab Corp., 6.25%, 04/15/29
(b)
.......... 758 761,550
GrafTech Global Enterprises, Inc., 9.88%,
12/15/28
(b)
..................... 707 524,804
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(b) (j)
.......... 2,542 2,546,278
IMA Industria Macchine Automatiche SpA
(c)
3.75% , 01/15/28 .................. EUR 118 120,213
(3-mo. EURIBOR at 4.00% Floor + 4.00%),
7.94% , 01/15/28
(a)
............... 790 854,037
Loxam SAS
(c)
6.38% , 05/15/28 .................. 996 1,115,861
6.38% , 05/31/29 .................. 1,413 1,584,309
Security
Par (000)
Par (000) Value
Machinery (continued)
Madison IAQ LLC, 5.88%, 06/30/29
(b)
...... USD 1,775 $ 1,623,912
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
533 483,448
Novafives SAS, 5.00%, 06/15/25
(c)
....... EUR 742 792,502
OT Merger Corp., 7.88%, 10/15/29
(b)
...... USD 877 626,230
Otis Worldwide Corp.
2.29% , 04/05/27 .................. 168 155,724
2.57% , 02/15/30 .................. 174 153,000
Terex Corp., 5.00%, 05/15/29
(b)
......... 625 590,055
Titan Acquisition Ltd., 7.75%, 04/15/26
(b)
.... 2,375 2,372,174
Titan International, Inc., 7.00%, 04/30/28 ... 145 143,081
TK Elevator Holdco GmbH
6.63% , 07/15/28
(c)
................. EUR 810 845,468
7.63% , 07/15/28
(b)
................. USD 2,334 2,288,326
TK Elevator Midco GmbH
4.38% , 07/15/27
(c)
................. EUR 1,648 1,709,085
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
USD 3,864 3,732,971
Wabash National Corp., 4.50%, 10/15/28
(b)
.. 1,332 1,221,494
28,900,900
Marine Transportation — 0.0%
Danaos Corp., 8.50%, 03/01/28
(b)
........ 1,991 2,031,818
Media — 0.8%
Altice Financing SA
2.25% , 01/15/25
(c)
................. EUR 285 292,406
3.00% , 01/15/28
(c)
................. 100 87,924
5.00% , 01/15/28
(b)
................. USD 1,953 1,607,406
5.75% , 08/15/29
(b)
................. 3,231 2,588,811
Banijay Entertainment SASU
7.00% , 05/01/29
(c)
................. EUR 1,263 1,429,082
8.13% , 05/01/29
(b)
................. USD 465 479,596
Cable One, Inc.
0.00% , 03/15/26
(m) (n)
............... 569 495,599
4.00% , 11/15/30
(b)
................. 1,845 1,439,887
Charter Communications Operating LLC
6.15% , 11/10/26 .................. 1,406 1,417,011
2.25% , 01/15/29 .................. 1,403 1,193,575
2.80% , 04/01/31 .................. 1,466 1,201,199
Clear Channel Outdoor Holdings, Inc.
(b)
5.13% , 08/15/27 .................. 1,139 1,073,662
7.75% , 04/15/28 .................. 540 472,932
9.00% , 09/15/28 .................. 2,909 3,030,058
7.50% , 06/01/29 .................. 2,003 1,656,564
7.88% , 04/01/30 .................. 2,263 2,249,774
CMG Media Corp., 8.88%, 12/15/27
(b)
..... 1,674 1,109,377
Comcast Corp.
4.15% , 10/15/28 .................. 827 807,157
2.65% , 02/01/30 .................. 562 499,824
1.50% , 02/15/31 .................. 673 543,362
CSC Holdings LLC
(b)
5.50% , 04/15/27 .................. 1,078 964,501
5.38% , 02/01/28 .................. 400 344,049
11.25% , 05/15/28 ................. 3,629 3,596,132
11.75% , 01/31/29 ................. 2,723 2,727,247
4.13% , 12/01/30 .................. 821 587,056
4.50% , 11/15/31 .................. 941 666,197
DirecTV Financing LLC, 5.88%, 08/15/27
(b)
.. 1,873 1,771,926
DISH DBS Corp.
(b)
5.25% , 12/01/26 .................. 1,175 925,205
5.75% , 12/01/28 .................. 131 90,031
DISH Network Corp., 11.75%, 11/15/27
(b)
... 3,486 3,558,965
Eutelsat SA
(c)
2.00% , 10/02/25 .................. EUR 1,000 1,054,017
1.50% , 10/13/28 .................. 1,400 1,124,334
9.75% , 04/13/29 .................. 610 667,970
GCI LLC, 4.75%, 10/15/28
(b)
........... USD 829 760,115

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
Gray Television, Inc.
(b)
5.88% , 07/15/26 .................. USD 1,024 $ 997,259
7.00% , 05/15/27 .................. 772 717,984
Grupo Televisa SAB, 8.50%, 03/11/32 ..... 30 34,400
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ...................... 585 486,873
Interpublic Group of Cos., Inc. (The), 2.40%,
03/01/31 ...................... 661 553,759
Lamar Media Corp., 4.00%, 02/15/30 ...... 306 278,108
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(b)
..................... 1,739 1,632,084
Midcontinent Communications, 5.38%,
08/15/27
(b)
..................... 554 525,833
Nexstar Media, Inc., 5.63%, 07/15/27
(b)
..... 401 384,687
Outfront Media Capital LLC
(b)
5.00% , 08/15/27 .................. 833 801,729
4.25% , 01/15/29 .................. 741 671,330
4.63% , 03/15/30 .................. 422 378,462
7.38% , 02/15/31 .................. 917 960,488
Paramount Global
4.20% , 05/19/32 .................. 447 371,347
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.00%), 6.38% ,
03/30/62
(a)
.................... 5,523 5,103,109
Pinewood Finco plc, 6.00%, 03/27/30
(c)
..... GBP 1,938 2,446,047
Radiate Holdco LLC
(b)
4.50% , 09/15/26 .................. USD 1,038 825,368
6.50% , 09/15/28 .................. 2,000 953,873
SES SA, (5-Year EUR Swap Annual + 3.19%),
2.88%
(a) (c) (k)
.................... EUR 987 1,006,260
Sirius XM Radio, Inc.
(b)
3.13% , 09/01/26 .................. USD 1,919 1,797,574
4.00% , 07/15/28 .................. 495 452,861
Stagwell Global LLC, 5.63%, 08/15/29
(b)
.... 1,577 1,432,085
Summer BC Holdco B SARL, 5.75%, 10/31/26
(c)
EUR 1,519 1,605,998
Summer BidCo BV
10.00% , 02/15/29
(c)
................ 570 622,627
Sunrise FinCo. I BV, 4.88%, 07/15/31
(b)
.... USD 2,333 2,082,151
Tele Columbus AG, 10.00%, 03/19/29
(c)
.... EUR 3,009 2,090,969
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
................ USD 1,000 939,232
United Group BV
(c)
3.13% , 02/15/26 .................. EUR 381 393,737
6.75% , 02/15/31 .................. 372 410,586
(3-mo. EURIBOR + 4.25%), 8.13% ,
02/15/31
(a)
.................... 604 651,625
Univision Communications, Inc.
(b)
6.63% , 06/01/27 .................. USD 1,086 1,062,146
8.00% , 08/15/28 .................. 2,330 2,373,713
7.38% , 06/30/30 .................. 786 777,229
Videotron Ltd., 3.63%, 06/15/29
(b)
........ 435 393,191
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28
(c)
................ GBP 1,052 1,188,444
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
................ USD 379 347,725
VZ Secured Financing BV, 3.50%, 01/15/32
(c)
. EUR 1,508 1,424,906
VZ Vendor Financing II BV, 2.88%, 01/15/29
(c)
596 554,588
Ziggo Bond Co. BV
(b)
6.00% , 01/15/27 .................. USD 1,403 1,382,757
5.13% , 02/28/30 .................. 418 357,976
Ziggo BV
2.88% , 01/15/30
(c)
................. EUR 1,933 1,839,254
4.88% , 01/15/30
(b)
................. USD 498 447,073
86,270,398
Security
Par (000)
Par (000) Value
Metals & Mining — 0.3%
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ...................... USD 840 $ 729,834
Antofagasta plc, 2.38%, 10/14/30
(b)
....... 674 559,629
Arsenal AIC Parent LLC
(b)
8.00% , 10/01/30 .................. 622 653,028
11.50% , 10/01/31 ................. 2,485 2,767,703
ATI, Inc.
4.88% , 10/01/29 .................. 769 723,627
7.25% , 08/15/30 .................. 596 616,039
5.13% , 10/01/31 .................. 934 865,275
Big River Steel LLC, 6.63%, 01/31/29
(b)
.... 3,227 3,245,149
Carpenter Technology Corp.
6.38% , 07/15/28 .................. 100 99,831
7.63% , 03/15/30 .................. 1,190 1,227,664
Constellium SE
(b)
5.63% , 06/15/28 .................. 500 486,082
3.75% , 04/15/29 .................. 1,807 1,625,754
CSN Resources SA, 8.88%, 12/05/30
(b)
.... 1,069 1,101,818
ERO Copper Corp., 6.50%, 02/15/30
(b)
..... 884 838,695
First Quantum Minerals Ltd., 9.38%, 03/01/29
(b)
1,693 1,756,284
Freeport Indonesia PT, 4.76%, 04/14/27
(c)
... 642 626,271
Freeport-McMoRan, Inc., 5.40%, 11/14/34 ... 97 95,823
Fresnillo plc, 4.25%, 10/02/50
(b)
......... 616 463,675
Glencore Funding LLC
(b)
5.70% , 05/08/33 .................. 86 87,392
6.50% , 10/06/33 .................. 1,306 1,396,956
5.63% , 04/04/34 .................. 1,030 1,032,752
Kaiser Aluminum Corp.
(b)
4.63% , 03/01/28 .................. 198 185,791
4.50% , 06/01/31 .................. 2,751 2,433,891
Mineral Resources Ltd., 9.25%, 10/01/28
(b)
.. 160 168,512
New Gold, Inc., 7.50%, 07/15/27
(b)
....... 1,533 1,536,465
Newmont Corp., 2.25%, 10/01/30 ........ 288 245,075
Novelis Corp.
(b)
3.25% , 11/15/26 .................. 1,782 1,660,432
4.75% , 01/30/30 .................. 1,847 1,704,084
3.88% , 08/15/31 .................. 1,890 1,623,521
POSCO
(b)
5.63% , 01/17/26 .................. 357 357,670
5.75% , 01/17/28 .................. 309 313,152
Samarco Mineracao SA, 9.00%, (9.00% Cash
or 9.00% PIK), 06/30/31
(c) (j)
.......... 712 640,839
Steel Dynamics, Inc.
1.65% , 10/15/27 .................. 601 535,552
3.25% , 01/15/31 .................. 139 123,777
Teck Resources Ltd.
3.90% , 07/15/30 .................. 800 737,463
5.20% , 03/01/42 .................. 145 132,475
Vale Overseas Ltd.
3.75% , 07/08/30 .................. 1,017 914,664
6.13% , 06/12/33 .................. 676 681,070
34,993,714
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(b)
Ladder Capital Finance Holdings LLLP
5.25% , 10/01/25 .................. 109 107,061
4.25% , 02/01/27 .................. 364 340,552
4.75% , 06/15/29 .................. 655 595,414
Starwood Property Trust, Inc.
4.38% , 01/15/27 .................. 403 379,082
7.25% , 04/01/29 .................. 713 718,675
2,140,784

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Multi-Utilities — 0.1%
Algonquin Power & Utilities Corp., 5.37%,
06/15/26
(d)
..................... USD 725 $ 721,075
Berkshire Hathaway Energy Co., 1.65%,
05/15/31 ...................... 668 534,838
Consumers Energy Co.
4.90% , 02/15/29 .................. 847 849,713
4.60% , 05/30/29 .................. 70 69,186
Dominion Energy, Inc., Series C, 2.25%,
08/15/31 ...................... 190 155,479
NiSource, Inc.
5.25% , 03/30/28 .................. 257 258,767
5.40% , 06/30/33 .................. 547 551,400
San Diego Gas & Electric Co., 4.95%, 08/15/28 1,427 1,432,353
Sempra
5.40% , 08/01/26 .................. 1,355 1,358,918
3.25% , 06/15/27 .................. 475 447,690
3.70% , 04/01/29 .................. 919 859,177
WEC Energy Group, Inc., 5.60%, 09/12/26 .. 493 498,698
7,737,294
Office REITs — 0.0%
Alexandria Real Estate Equities, Inc.
4.50% , 07/30/29 .................. 364 351,507
4.90% , 12/15/30 .................. 775 763,982
3.38% , 08/15/31 .................. 120 106,997
1.88% , 02/01/33 .................. 948 720,189
5.25% , 05/15/36 .................. 900 883,298
Kilroy Realty LP
3.05% , 02/15/30 .................. 286 243,370
6.25% , 01/15/36 .................. 560 547,017
3,616,360
Oil, Gas & Consumable Fuels — 1.2%
Aethon United BR LP, 8.25%, 02/15/26
(b)
.... 1,561 1,579,012
Antero Midstream Partners LP
(b)
5.75% , 03/01/27 .................. 1,094 1,080,302
6.63% , 02/01/32 .................. 770 773,361
Apache Corp., 5.35%, 07/01/49 ......... 601 508,026
Ascent Resources Utica Holdings LLC
(b)
9.00% , 11/01/27 .................. 1,406 1,769,521
8.25% , 12/31/28 .................. 1,267 1,301,569
5.88% , 06/30/29 .................. 1,396 1,330,989
Baytex Energy Corp., 8.50%, 04/30/30
(b)
.... 911 951,255
BP Capital Markets America, Inc.
3.54% , 04/06/27 .................. 529 509,684
3.59% , 04/14/27 .................. 834 803,490
4.23% , 11/06/28 .................. 838 820,099
1.75% , 08/10/30 .................. 95 79,262
Buckeye Partners LP
5.85% , 11/15/43 .................. 645 549,527
5.60% , 10/15/44 .................. 503 402,009
Cenovus Energy, Inc., 2.65%, 01/15/32 .... 102 84,604
Cheniere Corpus Christi Holdings LLC
5.88% , 03/31/25 .................. 92 92,026
5.13% , 06/30/27 .................. 556 554,675
3.70% , 11/15/29 .................. 326 303,235
Cheniere Energy Partners LP
4.00% , 03/01/31 .................. 1,065 967,988
3.25% , 01/31/32 .................. 807 687,431
5.95% , 06/30/33 .................. 112 114,506
Cheniere Energy, Inc., 5.65%, 04/15/34
(b)
... 745 750,320
Chesapeake Energy Corp., 6.75%, 04/15/29
(b)
45 45,482
CITGO Petroleum Corp.
(b)
7.00% , 06/15/25 .................. 1,719 1,716,856
8.38% , 01/15/29 .................. 1,224 1,285,985
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Civitas Resources, Inc.
(b)
8.38% , 07/01/28 .................. USD 1,678 $ 1,766,451
8.63% , 11/01/30 .................. 1,573 1,689,051
8.75% , 07/01/31 .................. 1,396 1,493,804
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
1,102 982,179
CNX Resources Corp., 7.38%, 01/15/31
(b)
... 520 529,584
Comstock Resources, Inc.
(b)
6.75% , 03/01/29 .................. 1,862 1,775,682
5.88% , 01/15/30 .................. 672 608,569
ConocoPhillips Co., 6.95%, 04/15/29 ...... 610 670,285
Continuum Energy Levanter Pte. Ltd., 4.50%,
02/09/27
(b)
..................... 659 638,458
Cosan Luxembourg SA, 7.25%, 06/27/31
(b)
.. 794 807,299
Coterra Energy, Inc.
3.90% , 05/15/27 .................. 24 23,099
4.38% , 03/15/29 .................. 49 47,172
CQP Holdco LP, 5.50%, 06/15/31
(b)
....... 2,396 2,264,498
Crescent Energy Finance LLC
(b)
9.25% , 02/15/28 .................. 1,844 1,947,054
7.63% , 04/01/32 .................. 1,460 1,471,250
Cullinan Holdco Scsp, 4.63%, 10/15/26
(c)
... EUR 1,012 974,153
Devon Energy Corp.
4.50% , 01/15/30 .................. USD 226 217,832
7.88% , 09/30/31 .................. 20 22,939
Diamond Foreign Asset Co., 8.50%, 10/01/30
(b)
807 851,714
Diamondback Energy, Inc.
3.50% , 12/01/29 .................. 400 370,015
3.13% , 03/24/31 .................. 1,292 1,144,591
6.25% , 03/15/33 .................. 1,830 1,950,935
DT Midstream, Inc.
(b)
4.13% , 06/15/29 .................. 1,516 1,393,707
4.38% , 06/15/31 .................. 378 342,326
EIG Pearl Holdings SARL
(b)
3.55% , 08/31/36 .................. 1,095 935,198
4.39% , 11/30/46 .................. 1,166 911,206
Enbridge, Inc.
5.90% , 11/15/26 .................. 748 761,895
5.70% , 03/08/33 .................. 1,269 1,299,651
Series 16-A , (3-mo. CME Term SOFR +
4.15%), 6.00% , 01/15/77
(a)
......... 9,520 9,305,174
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.43%), 8.50% ,
01/15/84
(a)
.................... 1,071 1,163,679
Energean Israel Finance Ltd., 8.50%,
09/30/33
(b) (c)
.................... 542 536,613
Energy Transfer LP
Series B , (3-mo. LIBOR USD + 4.16%),
6.63%
(a) (k)
..................... 465 434,264
6.10% , 12/01/28 .................. 4,591 4,759,490
6.40% , 12/01/30 .................. 1,173 1,238,187
6.55% , 12/01/33 .................. 34 36,499
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.02%), 8.00% ,
05/15/54
(a)
.................... 1,795 1,882,723
EnLink Midstream LLC
(b)
5.63% , 01/15/28 .................. 1,011 1,001,372
6.50% , 09/01/30 .................. 583 599,806
EnLink Midstream Partners LP, 5.60%, 04/01/44 1,065 948,222
EnQuest plc, 11.63%, 11/01/27
(b)
........ 305 304,959
Enterprise Products Operating LLC, 4.15%,
10/16/28 ...................... 1,900 1,848,209
EOG Resources, Inc., 4.38%, 04/15/30 .... 91 89,022
EQM Midstream Partners LP
4.13% , 12/01/26 .................. 178 171,161
4.50% , 01/15/29
(b)
................. 138 129,395

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.38% , 04/01/29
(b)
................. USD 620 $ 624,554
7.50% , 06/01/30
(b)
................. 532 568,679
EQT Corp.
3.90% , 10/01/27 .................. 309 293,715
5.75% , 02/01/34 .................. 581 579,083
FTAI Infra Escrow Holdings LLC, 10.50%,
06/01/27
(b)
..................... 691 719,967
Galaxy Pipeline Assets Bidco Ltd., 2.94%,
09/30/40
(c)
..................... 649 520,002
Genesis Energy LP
7.75% , 02/01/28 .................. 621 624,196
8.25% , 01/15/29 .................. 739 758,654
8.88% , 04/15/30 .................. 546 571,527
GNL Quintero SA, 4.63%, 07/31/29
(c)
...... 518 504,978
Harbour Energy plc, 5.50%, 10/15/26
(b)
..... 524 511,547
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
.. 569 576,927
Hess Corp., 4.30%, 04/01/27 ........... 2,973 2,915,070
Hess Midstream Operations LP, 4.25%,
02/15/30
(b)
..................... 876 804,963
Hilcorp Energy I LP
(b)
6.25% , 11/01/28 .................. 371 370,595
5.75% , 02/01/29 .................. 997 971,115
8.38% , 11/01/33 .................. 1,324 1,435,474
ITT Holdings LLC, 6.50%, 08/01/29
(b)
...... 1,587 1,448,295
KazMunayGas National Co. JSC, 3.50%,
04/14/33
(b)
..................... 466 387,654
Kinder Morgan, Inc.
4.30% , 06/01/25 .................. 1,810 1,784,280
4.30% , 03/01/28 .................. 243 237,149
Kinetik Holdings LP
(b)
6.63% , 12/15/28 .................. 302 307,362
5.88% , 06/15/30 .................. 650 635,782
Leviathan Bond Ltd., 6.75%, 06/30/30
(b) (c)
... 215 200,103
Magnolia Oil & Gas Operating LLC, 6.00%,
08/01/26
(b)
..................... 268 263,629
Marathon Oil Corp., 4.40%, 07/15/27 ...... 175 170,055
Marathon Petroleum Corp., 4.70%, 05/01/25 . 346 343,062
Matador Resources Co.
(b)
6.88% , 04/15/28 .................. 932 953,506
6.50% , 04/15/32 .................. 1,033 1,034,253
Medco Maple Tree Pte. Ltd., 8.96%, 04/27/29
(b)
388 403,763
MPLX LP
4.88% , 06/01/25 .................. 203 201,301
1.75% , 03/01/26 .................. 431 402,896
4.95% , 09/01/32 .................. 185 179,707
5.00% , 03/01/33 .................. 217 210,653
Murphy Oil Corp., 5.88%, 12/01/42
(d)
...... 150 134,591
Neptune Energy Bondco plc, 6.63%, 05/15/25
(b)
1,284 1,283,986
New Fortress Energy, Inc.
(b)
6.75% , 09/15/25 .................. 985 978,286
8.75% , 03/15/29 .................. 1,943 1,935,593
Northern Oil & Gas, Inc.
(b)
8.13% , 03/01/28 .................. 847 859,696
3.63% , 04/15/29
(m)
................ 650 791,375
8.75% , 06/15/31 .................. 1,361 1,437,164
Occidental Petroleum Corp., 7.50%, 05/01/31 527 586,613
ONEOK, Inc., 6.05%, 09/01/33 .......... 219 228,407
Ovintiv, Inc.
5.38% , 01/01/26 .................. 706 703,125
5.65% , 05/15/28 .................. 1,377 1,399,767
PBF Holding Co. LLC, 7.88%, 09/15/30
(b)
... 952 987,479
Pioneer Natural Resources Co.
1.13% , 01/15/26 .................. 337 313,622
5.10% , 03/29/26 .................. 233 232,706
1.90% , 08/15/30 .................. 570 478,827
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
2.15% , 01/15/31 .................. USD 347 $ 291,945
Prairie Acquiror LP, 9.00%, 08/01/29
(b)
..... 779 801,935
Puma International Financing SA, 5.00%,
01/24/26
(c)
..................... 1,987 1,926,148
Raizen Fuels Finance SA
(b)
6.45% , 03/05/34 .................. 839 856,984
6.95% , 03/05/54 .................. 341 349,622
Repsol International Finance BV
(a)(c)(k)
(5-Year EUR Swap Annual + 4.00%), 3.75% EUR 100 105,740
(5-Year EUR Swap Annual + 4.41%), 4.25% 1,416 1,500,918
Rockcliff Energy II LLC, 5.50%, 10/15/29
(b)
.. USD 1,638 1,532,874
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
..................... 420 392,527
Sabine Pass Liquefaction LLC
5.88% , 06/30/26 .................. 1,196 1,205,439
4.50% , 05/15/30 .................. 462 444,310
Sitio Royalties Operating Partnership LP,
7.88%, 11/01/28
(b)
................ 1,144 1,183,240
SM Energy Co., 6.50%, 07/15/28 ........ 773 776,312
Southwestern Energy Co., 5.38%, 02/01/29 .. 1,091 1,059,616
Spectra Energy Partners LP, 3.50%, 03/15/25 203 198,999
Sunoco LP, 7.00%, 09/15/28
(b)
.......... 143 146,110
Tallgrass Energy Partners LP
(b)
6.00% , 03/01/27 .................. 482 474,489
5.50% , 01/15/28 .................. 260 250,505
7.38% , 02/15/29 .................. 505 508,019
6.00% , 12/31/30 .................. 505 479,717
6.00% , 09/01/31 .................. 353 329,437
Talos Production, Inc.
(b)
9.00% , 02/01/29 .................. 350 371,689
9.38% , 02/01/31 .................. 730 778,222
Targa Resources Corp., 6.50%, 03/30/34 ... 421 452,354
Var Energi ASA, (5-Year EURIBOR ICE Swap
Rate + 4.77%), 7.86%, 11/15/83
(a) (c)
..... EUR 929 1,077,457
Venture Global Calcasieu Pass LLC
(b)
3.88% , 08/15/29 .................. USD 1,472 1,325,016
4.13% , 08/15/31 .................. 835 742,482
3.88% , 11/01/33 .................. 793 673,735
Vermilion Energy, Inc., 6.88%, 05/01/30
(b)
... 551 537,996
Viper Energy, Inc., 7.38%, 11/01/31
(b)
...... 1,215 1,263,085
Vital Energy, Inc.
9.75% , 10/15/30 .................. 866 947,013
7.88% , 04/15/32
(b)
................. 1,445 1,467,929
Western Midstream Operating LP
3.95% , 06/01/25 .................. 1,324 1,296,647
6.35% , 01/15/29 .................. 22 22,816
5.25% , 02/01/50
(d)
................. 395 353,337
Williams Cos., Inc. (The)
4.00% , 09/15/25 .................. 185 181,471
5.40% , 03/02/26 .................. 74 74,190
3.75% , 06/15/27 .................. 724 696,718
5.30% , 08/15/28 .................. 1,321 1,332,189
134,675,551
Paper & Forest Products — 0.1%
Ahlstrom Holding 3 Oy
3.63% , 02/04/28
(c)
................. EUR 1,100 1,112,564
4.88% , 02/04/28
(b)
................. USD 1,426 1,304,790
Fiber Bidco SpA, (3-mo. EURIBOR + 4.00%),
7.89%, 01/15/30
(a) (c)
............... EUR 579 627,042
ProGroup AG
(c)
5.13% , 04/15/29 .................. 668 720,911
5.38% , 04/15/31 .................. 859 924,471
Suzano Austria GmbH
2.50% , 09/15/28 .................. USD 103 90,737

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Paper & Forest Products (continued)
Series DM3N , 3.13% , 01/15/32 ........ USD 879 $ 729,295
5,509,810
Passenger Airlines — 0.1%
Air Canada, 3.88%, 08/15/26
(b)
.......... 1,027 980,190
American Airlines, Inc.
(b)
5.75% , 04/20/29 .................. 1,481 1,456,157
8.50% , 05/15/29 .................. 1,363 1,439,951
Avianca Midco 2 plc, 9.00%, 12/01/28
(b)
.... 882 847,874
Azul Secured Finance LLP, 11.93%, 08/28/28
(b)
571 580,547
International Consolidated Airlines Group SA,
3.75%, 03/25/29
(c)
................ EUR 600 637,305
United Airlines Pass-Through Trust, Series
2020-1, Class A, 5.88%, 10/15/27 ...... USD —
(o)
1
United Airlines, Inc., 4.63%, 04/15/29
(b)
..... 1,698 1,579,140
VistaJet Malta Finance plc
(b)
7.88% , 05/01/27 .................. 273 230,801
6.38% , 02/01/30 .................. 1,273 938,358
8,690,324
Personal Care Products — 0.0%
Coty, Inc.
(b)
4.75% , 01/15/29 .................. 141 133,430
6.63% , 07/15/30 .................. 764 775,835
909,265
Pharmaceuticals — 0.3%
1375209 BC Ltd., 9.00%, 01/30/28
(b)
...... 1,163 1,139,743
Bayer AG
(a)(c)
(5-Year EUR Swap Annual + 3.75%),
4.50% , 03/25/82 ................ EUR 1,600 1,613,960
Series NC5 , (5-Year EUR Swap Annual +
3.43%), 6.63% , 09/25/83 .......... 700 749,629
(5-Year EUR Swap Annual + 3.90%),
7.00% , 09/25/83 ................ 900 977,099
Bayer US Finance II LLC, 4.25%, 12/15/25
(b)
. USD 2,616 2,550,686
Bayer US Finance LLC, 6.13%, 11/21/26
(b)
.. 4,932 4,972,771
Bristol-Myers Squibb Co.
4.90% , 02/22/29 .................. 900 903,789
5.90% , 11/15/33 .................. 130 138,922
Catalent Pharma Solutions, Inc.
5.00% , 07/15/27
(b)
................. 830 817,317
2.38% , 03/01/28
(c)
................. EUR 696 712,313
3.13% , 02/15/29
(b)
................. USD 1,025 979,468
3.50% , 04/01/30
(b)
................. 548 521,921
Cheplapharm Arzneimittel GmbH
4.38% , 01/15/28
(c)
................. EUR 692 721,647
5.50% , 01/15/28
(b)
................. USD 1,020 971,929
7.50% , 05/15/30
(c)
................. EUR 1,248 1,420,457
Eli Lilly & Co., 4.70%, 02/09/34 ......... USD 944 938,741
Gruenenthal GmbH, 6.75%, 05/15/30
(c)
..... EUR 1,612 1,838,475
Jazz Securities DAC, 4.38%, 01/15/29
(b)
.... USD 937 872,851
Organon & Co.
2.88% , 04/30/28
(c)
................. EUR 982 985,105
4.13% , 04/30/28
(b)
................. USD 883 822,860
5.13% , 04/30/31
(b)
................. 1,000 889,108
Pfizer Investment Enterprises Pte. Ltd.
4.65% , 05/19/30 .................. 1,557 1,541,893
4.75% , 05/19/33 .................. 1,386 1,364,633
Rossini SARL, 6.75%, 10/30/25
(c)
........ EUR 1,312 1,415,451
Takeda Pharmaceutical Co. Ltd., 5.00%,
11/26/28 ...................... USD 437 437,650
Teva Pharmaceutical Finance Netherlands II BV
3.75% , 05/09/27 .................. EUR 440 458,934
7.38% , 09/15/29 .................. 2,901 3,463,218
4.38% , 05/09/30 .................. 377 391,474
7.88% , 09/15/31 .................. 524 654,355
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands III
BV
3.15% , 10/01/26 .................. USD 1,464 $ 1,364,697
4.75% , 05/09/27 .................. 736 707,870
7.88% , 09/15/29 .................. 760 813,625
8.13% , 09/15/31 .................. 814 888,473
39,041,064
Professional Services — 0.1%
AMN Healthcare, Inc., 4.00%, 04/15/29
(b)
... 696 625,063
Black Knight InfoServ LLC, 3.63%, 09/01/28
(b)
979 925,155
CoreLogic, Inc., 4.50%, 05/01/28
(b)
....... 2,727 2,445,199
Dun & Bradstreet Corp. (The), 5.00%,
12/15/29
(b)
..................... 1,782 1,644,896
KBR, Inc., 4.75%, 09/30/28
(b)
........... 127 116,784
La Financiere Atalian SASU, 8.50%, 06/30/28 EUR 1,334 913,351
Science Applications International Corp.,
4.88%, 04/01/28
(b)
................ USD 1,231 1,175,449
7,845,897
Real Estate Management & Development — 0.2%
Adler Financing SARL, 12.50%, (12.50% Cash
or 12.50% PIK), 06/30/25
(c) (j)
.......... EUR 925 1,042,012
ADLER Group SA, 21.00%, (21.00% Cash or
21.00% PIK), 07/31/25
(c) (j)
........... 900 873,477
Anywhere Real Estate Group LLC
Series AI , 7.00% , 04/15/30 ........... USD 1,446 1,287,563
7.00% , 04/15/30
(b)
................. 484 430,984
Aroundtown SA
(c)
(5-Year GBP Swap + 4.38%), 4.75%
(a) (k)
.. GBP 329 247,529
(5-Year EUR Swap Annual + 3.98%),
3.38%
(a) (k)
..................... EUR 1,100 704,921
0.00% , 07/16/26 .................. 400 380,825
0.38% , 04/15/27 .................. 700 631,817
ATF Netherlands BV, (5-Year EUR Swap Annual
+ 4.38%), 7.08%
(a) (c) (k)
.............. 2,000 1,354,923
Balder Finland OYJ, 1.00%, 01/20/29
(c)
..... 954 836,748
BRANICKS Group AG, 2.25%, 09/22/26
(c)
... 900 308,864
Cushman & Wakefield US Borrower LLC
(b)
6.75% , 05/15/28 .................. USD 814 803,811
8.88% , 09/01/31 .................. 767 810,537
DEMIRE Deutsche Mittelstand Real Estate AG,
1.88%, 10/15/24
(c)
................ EUR 1,600 1,113,373
Fantasia Holdings Group Co. Ltd.
(c)(e)(l)
15.00% , 12/18/21 ................. USD 1,735 26,025
12.25% , 10/18/22 ................. 3,269 49,035
11.75% , 04/17/24 ................. 2,039 30,585
11.88% , 06/01/24 ................. 1,500 22,500
7.95% , 07/05/24 .................. 1,650 24,750
9.25% , 07/28/24 .................. 3,540 53,100
9.88% , 10/19/24 .................. 2,640 39,600
10.88% , 01/09/25 ................. 1,345 20,175
Fastighets AB Balder, 1.13%, 01/29/27
(c)
.... EUR 444 428,911
Heimstaden Bostad AB
(c)
(5-Year EUR Swap Annual + 3.91%),
3.38%
(a) (k)
..................... 400 283,738
1.13% , 01/21/26 .................. 220 213,532
(5-Year EUR Swap Annual + 3.15%),
2.63%
(a) (k)
..................... 1,725 1,114,726
Heimstaden Bostad Treasury BV
(c)
0.63% , 07/24/25 .................. 216 214,412
1.38% , 03/03/27 .................. 203 185,888
1.00% , 04/13/28 .................. 422 356,688
Howard Hughes Corp. (The)
(b)
5.38% , 08/01/28 .................. USD 523 501,649
4.13% , 02/01/29 .................. 386 346,920
4.38% , 02/01/31 .................. 270 234,459

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
JGC Ventures Pte. Ltd.
(c)(j)
5.00% , ( 5.00 % Cash or 3.00 % PIK),
06/30/25
(e) (l)
................... USD 1,502 $ 536,694
5.00% , ( 5.00 % Cash or 5.00 % PIK),
06/30/25 ..................... 142 46,491
MAF Global Securities Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.54%), 6.38%
(a) (c) (k)
........ 544 543,660
Modernland Overseas Pte. Ltd.
(c)
5.00% , ( 5.00 % Cash or 3.00 % PIK),
04/30/27
(e) (j) (l)
................... 1,450 452,578
Series 2 , 5.00% , 04/30/27 ........... 83 18,867
SBB Treasury OYJ
(c)
0.75% , 12/14/28 .................. EUR 2,263 1,429,533
1.13% , 11/26/29 .................. 560 342,455
Sunac China Holdings Ltd.
(c)(j)
5.00% , ( 5.00 % Cash or 6.00 % PIK),
09/30/25 ..................... USD 128 14,337
5.25% , ( 5.25 % Cash or 6.25 % PIK),
09/30/26 ..................... 128 12,676
5.50% , ( 5.50 % Cash or 6.50 % PIK),
09/30/27 ..................... 255 22,161
5.75% , ( 5.75 % Cash or 6.75 % PIK),
09/30/28 ..................... 383 29,410
6.00% , ( 6.00 % Cash or 7.00 % PIK),
09/30/29 ..................... 383 25,770
6.25% , ( 6.25 % Cash or 7.25 % PIK),
09/30/30 ..................... 180 10,665
1.00% , ( 1.00 % Cash or 2.00 % PIK),
09/30/32
(m)
.................... 159 9,509
18,468,883
Residential REITs — 0.0%
AvalonBay Communities, Inc., 5.00%, 02/15/33 928 919,319
Camden Property Trust
3.15% , 07/01/29 .................. 25 22,855
2.80% , 05/15/30 .................. 620 549,872
UDR, Inc.
3.00% , 08/15/31 .................. 98 85,067
2.10% , 08/01/32 .................. 190 148,971
1,726,084
Retail REITs — 0.0%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
..................... 1,055 962,954
Kimco Realty OP LLC, 4.60%, 02/01/33 .... 241 228,140
Realty Income Corp.
4.70% , 12/15/28 .................. 221 217,666
4.85% , 03/15/30 .................. 231 228,338
3.25% , 01/15/31 .................. 520 463,884
5.63% , 10/13/32 .................. 40 40,833
5.13% , 02/15/34 .................. 790 775,210
Regency Centers LP, 3.70%, 06/15/30 ..... 1,930 1,779,751
4,696,776
Semiconductors & Semiconductor Equipment — 0.1%
ams-OSRAM AG
(c)
0.00% , 03/05/25
(m) (n)
............... EUR 800 793,796
2.13% , 11/03/27
(m)
................. 1,100 856,823
10.50% , 03/30/29 ................. 962 1,026,437
Analog Devices, Inc., 2.10%, 10/01/31 ..... USD 117 97,029
Broadcom, Inc.
4.00% , 04/15/29
(b)
................. 1,448 1,379,343
4.15% , 11/15/30 .................. 262 247,743
Entegris, Inc., 4.75%, 04/15/29
(b)
........ 3,718 3,563,167
Intel Corp.
4.88% , 02/10/28 .................. 167 167,412
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
5.00% , 02/21/31 .................. USD 1,000 $ 1,001,025
KLA Corp., 4.10%, 03/15/29 ........... 2,256 2,203,241
NVIDIA Corp.
1.55% , 06/15/28 .................. 289 257,652
2.00% , 06/15/31 .................. 119 100,552
NXP BV, 2.50%, 05/11/31 ............. 633 530,277
QUALCOMM, Inc., 3.25%, 05/20/27 ...... 1,168 1,119,229
SK Hynix, Inc., 6.50%, 01/17/33
(b)
........ 576 613,980
Synaptics, Inc., 4.00%, 06/15/29
(b)
........ 1,193 1,073,692
TSMC Global Ltd., 1.25%, 04/23/26
(b)
...... 1,161 1,074,288
16,105,686
Software — 0.5%
Autodesk, Inc.
3.50% , 06/15/27 .................. 995 951,921
2.40% , 12/15/31 .................. 1,155 967,327
Boxer Parent Co., Inc.
6.50% , 10/02/25
(c)
................. EUR 2,080 2,241,495
9.13% , 03/01/26
(b)
................. USD 2,767 2,765,973
Camelot Finance SA, 4.50%, 11/01/26
(b)
.... 882 848,622
Capstone Borrower, Inc., 8.00%, 06/15/30
(b)
.. 915 949,447
Central Parent, Inc., 7.25%, 06/15/29
(b)
..... 1,265 1,291,320
Clarivate Science Holdings Corp.
(b)
3.88% , 07/01/28 .................. 3,149 2,913,431
4.88% , 07/01/29 .................. 2,360 2,183,309
Cloud Software Group, Inc.
(b)
6.50% , 03/31/29 .................. 10,033 9,520,931
9.00% , 09/30/29 .................. 5,769 5,533,147
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 . 180 159,636
Elastic NV, 4.13%, 07/15/29
(b)
.......... 1,591 1,431,748
Fair Isaac Corp., 4.00%, 06/15/28
(b)
....... 1,216 1,135,811
Helios Software Holdings, Inc., 4.63%,
05/01/28
(b)
..................... 648 581,434
McAfee Corp., 7.38%, 02/15/30
(b)
........ 1,633 1,497,537
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
..... 1,403 1,353,515
Oracle Corp.
6.15% , 11/09/29 .................. 2,702 2,847,734
2.88% , 03/25/31 .................. 27 23,476
3.90% , 05/15/35 .................. 883 774,868
Roper Technologies, Inc.
3.80% , 12/15/26 .................. 517 500,852
4.20% , 09/15/28 .................. 76 73,801
Sabre GLBL, Inc.
(b)
8.63% , 06/01/27 .................. 1,111 974,927
11.25% , 12/15/27 ................. 122 114,498
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
. 1,636 1,599,612
UKG, Inc., 6.88%, 02/01/31
(b)
........... 8,245 8,399,404
Veritas US, Inc., 7.50%, 09/01/25
(b)
....... 800 733,490
VMware LLC
4.65% , 05/15/27 .................. 644 633,065
2.20% , 08/15/31 .................. 1,438 1,170,223
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
2,075 1,867,861
56,040,415
Specialized REITs — 0.1%
American Tower Corp.
1.30% , 09/15/25 .................. 212 199,766
4.40% , 02/15/26 .................. 2,150 2,112,423
5.80% , 11/15/28 .................. 565 578,464
2.30% , 09/15/31 .................. 83 67,743
Crown Castle, Inc.
4.80% , 09/01/28 .................. 41 40,200
2.50% , 07/15/31 .................. 79 65,372
5.10% , 05/01/33 .................. 26 25,360
Equinix, Inc.
1.25% , 07/15/25 .................. 1,338 1,265,612

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialized REITs (continued)
1.00% , 09/15/25 .................. USD 1,245 $ 1,164,313
2.15% , 07/15/30 .................. 159 131,768
3.90% , 04/15/32 .................. 156 141,155
Iron Mountain, Inc.
(b)
7.00% , 02/15/29 .................. 609 620,606
5.63% , 07/15/32 .................. 635 599,811
SBA Communications Corp.
3.88% , 02/15/27 .................. 595 565,897
3.13% , 02/01/29 .................. 1,161 1,024,589
8,603,079
Specialty Retail — 0.2%
Arko Corp., 5.13%, 11/15/29
(b)
.......... 805 666,277
Asbury Automotive Group, Inc.
4.50% , 03/01/28 .................. 320 304,667
4.75% , 03/01/30 .................. 231 212,744
5.00% , 02/15/32
(b)
................. 517 468,424
Carvana Co.
(b)(j)
12.00% , ( 12.00 % Cash or 12.00 % PIK),
12/01/28 ..................... 558 522,887
13.00% , ( 13.00 % Cash or 13.00 % PIK),
06/01/30 ..................... 561 522,386
14.00% , ( 14.00 % Cash or 14.00 % PIK),
06/01/31 ..................... 463 443,503
Constellation Automotive Financing plc, 4.88%,
07/15/27
(c)
..................... GBP 714 736,711
eG Global Finance plc, 12.00%, 11/30/28
(b)
.. USD 1,022 1,086,321
Goldstory SAS
(c)
6.75% , 02/01/30 .................. EUR 755 830,964
(3-mo. EURIBOR + 4.00%), 7.91% ,
02/01/30
(a)
.................... 496 539,524
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
... USD 989 919,453
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
711 657,598
Lowe's Cos., Inc., 3.65%, 04/05/29 ....... 1,663 1,577,038
PetSmart, Inc., 7.75%, 02/15/29
(b)
........ 2,162 2,104,798
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
................ 873 867,148
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
... 4,705 4,614,890
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b) (j)
............ 827 826,196
17,901,529
Technology Hardware, Storage & Peripherals — 0.0%
Dell International LLC
6.02% , 06/15/26 .................. 318 322,064
6.10% , 07/15/27 .................. 514 529,247
5.40% , 04/15/34 .................. 47 47,110
3.45% , 12/15/51 .................. 69 48,553
Seagate HDD Cayman
(b)
8.25% , 12/15/29 .................. 2,386 2,563,671
8.50% , 07/15/31 .................. 85 91,856
3,602,501
Textiles, Apparel & Luxury Goods — 0.0%
Crocs, Inc.
(b)
4.25% , 03/15/29 .................. 1,077 984,618
4.13% , 08/15/31 .................. 40 34,657
European TopSoho SARL, Series SMCP,
4.00%, 10/14/24
(c) (e) (l) (m)
............. EUR 1,300 561,002
Hanesbrands, Inc., 4.88%, 05/15/26
(b)
..... USD 921 896,710
Kontoor Brands, Inc., 4.13%, 11/15/29
(b)
.... 747 670,470
3,147,457
Tobacco — 0.0%
Altria Group, Inc., 6.20%, 11/01/28 ....... 586 610,771
BAT Capital Corp.
4.70% , 04/02/27 .................. 2,045 2,010,978
3.46% , 09/06/29 .................. 124 113,176
Security
Par (000)
Par (000) Value
Tobacco (continued)
5.83% , 02/20/31 .................. USD 605 $ 610,192
6.42% , 08/02/33 .................. 634 663,210
BAT International Finance plc, 5.93%, 02/02/29 1,212 1,244,029
5,252,356
Trading Companies & Distributors — 0.2%
Air Lease Corp.
2.88% , 01/15/26 .................. 1,449 1,385,613
1.88% , 08/15/26 .................. 98 90,352
3.63% , 04/01/27 .................. 441 416,009
Aviation Capital Group LLC
(b)
1.95% , 09/20/26 .................. 1,471 1,344,106
3.50% , 11/01/27 .................. 26 24,196
6.75% , 10/25/28 .................. 2,173 2,265,530
Beacon Roofing Supply, Inc.
(b)
4.13% , 05/15/29 .................. 708 642,163
6.50% , 08/01/30 .................. 851 863,537
Fortress Transportation & Infrastructure
Investors LLC
(b)
5.50% , 05/01/28 .................. 2,560 2,480,433
7.88% , 12/01/30 .................. 762 800,185
Foundation Building Materials, Inc., 6.00%,
03/01/29
(b)
..................... 548 503,931
GATX Corp., 5.40%, 03/15/27 .......... 370 372,531
H&E Equipment Services, Inc., 3.88%,
12/15/28
(b)
..................... 326 298,448
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
..... 1,097 1,077,461
Imola Merger Corp., 4.75%, 05/15/29
(b)
..... 864 810,130
SRS Distribution, Inc.
(b)
4.63% , 07/01/28 .................. 1,754 1,766,824
6.13% , 07/01/29 .................. 819 835,176
6.00% , 12/01/29 .................. 2,225 2,272,853
United Rentals North America, Inc.
(b)
6.00% , 12/15/29 .................. 3,500 3,523,191
6.13% , 03/15/34 .................. 732 732,910
WESCO Distribution, Inc.
(b)
6.38% , 03/15/29 .................. 907 916,325
6.63% , 03/15/32 .................. 385 391,232
23,813,136
Transportation Infrastructure — 0.1%
Abertis Infraestructuras Finance BV
(a)(c)(k)
(5-Year EUR Swap Annual + 3.69%), 3.25% EUR 1,600 1,670,039
(5-Year EUR Swap Annual + 3.69%), 3.25% 600 626,265
Heathrow Finance plc, 6.63%, 03/01/31
(c)
... GBP 821 1,024,827
Rand Parent LLC, 8.50%, 02/15/30
(b)
...... USD 110 108,928
SGL Group ApS, (3-mo. EURIBOR + 4.75%),
8.64%, 04/22/30
(a) (b) (c)
.............. EUR 1,111 1,186,616
Stena International SA
(b)
7.25% , 01/15/31 .................. USD 1,625 1,620,861
7.63% , 02/15/31 .................. 300 303,612
6,541,148
Wireless Telecommunication Services — 0.4%
America Movil SAB de CV, 3.63%, 04/22/29 .. 739 687,950
Cellnex Finance Co. SA
(c)
2.00% , 09/15/32 .................. EUR 1,300 1,226,277
2.00% , 02/15/33 .................. 1,800 1,684,081
CK Hutchison Group Telecom Finance SA,
2.63%, 10/17/34
(c)
................ GBP 1,254 1,154,758
Connect Finco SARL, 6.75%, 10/01/26
(b)
.... USD 2,890 2,832,995
Kenbourne Invest SA, 4.70%, 01/22/28
(c)
... 787 279,385
Liberty Costa Rica Senior Secured Finance,
10.88%, 01/15/31
(b)
............... 882 927,754
Millicom International Cellular SA
(b)
5.13% , 01/15/28 .................. 367 349,184
7.38% , 04/02/32 .................. 1,275 1,275,000

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
Rogers Communications, Inc.
3.80% , 03/15/32 .................. USD 3,753 $ 3,372,815
5.30% , 02/15/34 .................. 1,083 1,073,339
SoftBank Group Corp.
(c)
2.13% , 07/06/24 .................. EUR 1,170 1,249,632
4.50% , 04/20/25 .................. 553 595,781
4.75% , 07/30/25 .................. 1,083 1,171,315
3.13% , 09/19/25 .................. 528 554,936
2.88% , 01/06/27 .................. 602 614,559
5.00% , 04/15/28 .................. 247 265,715
3.38% , 07/06/29 .................. 100 98,989
4.00% , 09/19/29 .................. 1,549 1,572,107
3.88% , 07/06/32 .................. 1,645 1,588,364
Telefonica Europe BV
(a)(c)(k)
(8-Year EUR Swap Annual + 2.97%), 3.88% 1,600 1,690,698
(6-Year EUR Swap Annual + 4.32%), 7.13% 900 1,056,761
(7-Year EUR Swap Annual + 3.35%), 6.14% 2,600 2,906,972
(8-Year EUR Swap Annual + 3.62%), 6.75% 300 350,357
(EUAMDB08 + 3.12%), 5.75% ........ 1,300 1,418,774
T-Mobile USA, Inc.
2.25% , 02/15/26 .................. USD 1,751 1,656,897
4.80% , 07/15/28 .................. 2,192 2,173,862
2.40% , 03/15/29 .................. 58 51,394
3.88% , 04/15/30 .................. 70 65,575
2.55% , 02/15/31 .................. 199 169,512
2.25% , 11/15/31 .................. 867 711,918
Vmed O2 UK Financing I plc
4.00% , 01/31/29
(c)
................. GBP 1,259 1,390,416
4.50% , 07/15/31
(c)
................. 2,770 2,971,732
4.75% , 07/15/31
(b)
................. USD 788 679,165
Vodafone Group plc
4.38% , 05/30/28 .................. 55 54,199
7.88% , 02/15/30 .................. 99 112,855
6.25% , 11/30/32 .................. 67 71,924
(5-Year EUR Swap Annual + 3.43%),
4.20% , 10/03/78
(a) (c)
.............. EUR 439 464,602
(5-Year GBP Swap + 3.27%), 4.88% ,
10/03/78
(a) (c)
................... GBP 2,384 2,949,027
(5-Year EUR Swap Annual + 3.00%),
2.63% , 08/27/80
(a) (c)
.............. EUR 785 811,963
(5-Year EUR Swap Annual + 3.49%),
6.50% , 08/30/84
(a) (c)
.............. 1,614 1,872,569
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.84%), 8.00% ,
08/30/86
(a) (c)
................... GBP 845 1,146,505
WP/AP Telecom Holdings III BV, 5.50%,
01/15/30
(c)
..................... EUR 1,239 1,234,772
48,587,385
Total Corporate Bonds — 19 .1%
(Cost: $ 2,183,601,505 ) ............................ 2,148,431,193
Equity-Linked Notes
Aerospace & Defense — 0.1%
(b)(c)
Nomura Holdings, Inc. ( RTX Corp. ) ,
15.44% , 04/18/24 ................. USD 82 7,662,980
SGA Societe Generale Acceptance
NV ( L3Harris Technologies, Inc. ) ,
12.38% , 05/10/24 ................. 33 6,962,474
14,625,454
Security
Par (000)
Par (000) Value
Automobile Components — 0.0%
(b)(c)
Mizuho Markets Cayman LP ( Lear Corp. ) ,
18.81% , 04/11/24 ................. USD 13 $ 1,809,284
Nomura Holdings, Inc. ( Aptiv plc ) ,
34.21% , 05/23/24 ................. 19 1,506,902
3,316,186
Automobiles — 0.2%
(b)(c)
Barclays Bank plc ( Ford Motor Co. ) ,
22.13% , 04/24/24 ................. 410 5,287,409
Mizuho Markets Cayman LP ( Harley-Davidson,
Inc. ) , 20.02% , 04/01/24 .............. 67 2,461,349
Nomura Holdings, Inc. ( General Motors Co. ) ,
22.04% , 05/15/24 ................. 89 3,785,140
Nomura Holdings, Inc. ( Harley-Davidson, Inc. ) ,
25.38% , 04/26/24 ................. 59 2,553,745
Royal Bank of Canada ( General Motors Co. ) ,
15.40% , 04/24/24 ................. 162 7,038,175
21,125,818
Banks — 0.6%
(b)(c)
Barclays Bank plc ( Bank of America Corp. ) ,
16.99% , 04/17/24 ................. 190 7,021,616
Barclays Bank plc ( First Horizon Corp. ) ,
26.09% , 04/18/24 ................. 113 1,731,168
Barclays Bank plc ( Wells Fargo & Co. ) ,
17.04% , 04/15/24 ................. 118 6,813,441
Goldman Sachs International ( Citigroup, Inc. ) ,
18.51% , 04/04/24 ................. 131 7,672,464
Goldman Sachs International ( First Citizens
BancShares, Inc. ) , 19.75% , 04/04/24 .... 5 7,120,596
HSBC Bank plc ( Banco Bilbao Vizcaya
Argentaria SA ) , 36.12% , 04/30/24 ...... EUR 571 6,779,688
JPMorgan Structured Products BV ( Citizens
Financial Group, Inc. ) , 30.28% , 05/08/24 .. USD 48 1,590,145
JPMorgan Structured Products BV ( PNC
Financial Services Group, Inc. (The) ) ,
26.74% , 04/17/24 ................. 25 3,976,946
JPMorgan Structured Products BV ( Swedbank
AB ) , 78.50% , 04/25/24 .............. SEK 204 4,297,566
JPMorgan Structured Products BV ( Wells Fargo
& Co. ) , 18.10% , 05/01/24 ............ USD 175 9,521,764
SGA Societe Generale Acceptance NV
( Citigroup, Inc. ) , 18.38% , 04/15/24 ...... 49 2,928,368
SGA Societe Generale Acceptance NV
( JPMorgan Chase & Co. ) , 14.26% , 04/15/24 45 8,712,673
68,166,435
Beverages — 0.3%
(b)(c)
Barclays Bank plc ( Coca-Cola Co. (The) ) ,
9.09% , 04/02/24 .................. 77 4,699,721
Citigroup, Inc. ( PepsiCo, Inc. ) , 8.75% , 04/02/24 34 5,880,104
Mizuho Markets Cayman LP ( Molson Coors
Beverage Co. ) , 15.02% , 04/02/24 ....... 56 3,584,992
Royal Bank of Canada ( Diageo plc ) ,
9.30% , 08/01/24 .................. GBP 231 8,445,035
Royal Bank of Canada ( Keurig Dr Pepper, Inc. ) ,
17.04% , 04/25/24 ................. USD 50 1,531,231
Royal Bank of Canada ( Molson Coors
Beverage Co. ) , 11.85% , 05/02/24 ....... 67 4,536,282
28,677,365
Biotechnology — 0.1%
BMO Capital Markets Corp. ( AbbVie, Inc. ) ,
18.38% , 04/26/24
(b) (c)
............... 36 6,553,404

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Broadline Retail — 0.5%
(b)(c)
Goldman Sachs International ( Alibaba Group
Holding Ltd. ) , 25.42% , 05/10/24 ........ USD 36 $ 2,599,092
UBS AG ( Amazon.com, Inc. ) , 16.10% , 04/26/24 273 48,818,573
51,417,665
Building Products — 0.1%
(b)(c)
Barclays Bank plc ( A O Smith Corp. ) ,
12.83% , 04/26/24 ................. 19 1,723,851
BMO Capital Markets Corp. ( Johnson Controls
International plc ) , 15.97% , 05/06/24 ..... 43 2,769,817
Nomura Holdings, Inc. ( Allegion plc ) ,
19.21% , 05/15/24 ................. 17 2,211,817
Royal Bank of Canada ( Johnson Controls
International plc ) , 14.58% , 05/07/24 ..... 53 3,418,573
10,124,058
Capital Markets — 0.4%
(b)(c)
Barclays Bank plc ( Goldman Sachs Group, Inc.
(The) ) , 14.28% , 04/16/24 ............ 14 5,774,791
Barclays Bank plc ( Morgan Stanley ) ,
15.37% , 04/17/24 ................. 63 5,757,415
Barclays Bank plc ( Nasdaq, Inc. ) ,
8.66% , 04/22/24 .................. 18 1,132,781
Barclays Bank plc ( Raymond James Financial,
Inc. ) , 17.67% , 05/01/24 .............. 23 2,831,106
BMO Capital Markets Corp. ( Intercontinental
Exchange, Inc. ) , 6.75% , 05/02/24 ....... 14 1,903,248
BMO Capital Markets Corp. ( LPL Financial
Holdings, Inc. ) , 20.55% , 04/26/24 ....... 30 7,801,632
BMO Capital Markets Corp. ( State Street
Corp. ) , 26.25% , 04/12/24 ............ 39 2,937,359
BNP Paribas SA ( Intercontinental Exchange,
Inc. ) , 7.80% , 04/01/24 .............. 13 1,722,609
Nomura Holdings, Inc. ( Carlyle Group, Inc.
(The) ) , 30.31% , 05/23/24 ............ 34 1,584,156
Nomura Holdings, Inc. ( S&P Global, Inc. ) ,
8.51% , 04/03/24 .................. 13 5,608,553
SGA Societe Generale Acceptance NV ( Cboe
Global Markets, Inc. ) , 11.15% , 05/06/24 .. 21 3,915,702
40,969,352
Chemicals — 0.2%
(b)(c)
BMO Capital Markets Corp. ( International
Flavors & Fragrances, Inc. ) ,
21.83% , 05/06/24 ................. 43 3,606,395
BNP Paribas SA ( Corteva, Inc. ) ,
12.21% , 05/02/24 ................. 102 5,745,264
Citigroup, Inc. ( Albemarle Corp. ) ,
48.43% , 04/03/24 ................. 23 2,952,369
Nomura Holdings, Inc. ( Dow, Inc. ) ,
11.89% , 04/26/24 ................. 63 3,585,837
SGA Societe Generale Acceptance NV ( PPG
Industries, Inc. ) , 10.87% , 04/19/24 ...... 32 4,584,377
20,474,242
Commercial Services & Supplies — 0.0%
Barclays Bank plc ( Waste Management, Inc. ) ,
7.55% , 04/02/24
(b) (c)
................ 17 3,503,545
Communications Equipment — 0.2%
(b)(c)
Barclays Bank plc ( Arista Networks, Inc. ) ,
19.94% , 04/02/24 ................. 11 2,995,316
BNP Paribas SA ( Arista Networks, Inc. ) ,
25.68% , 05/01/24 ................. 13 3,864,853
Citigroup, Inc. ( Cisco Systems, Inc. ) ,
8.33% , 04/03/24 .................. 113 5,646,928
Security
Par (000)
Par (000) Value
Communications Equipment (continued)
Mizuho Markets Cayman LP ( Cisco Systems,
Inc. ) , 15.07% , 04/11/24 .............. USD 98 $ 4,890,312
17,397,409
Construction Materials — 0.1%
(b)(c)
Barclays Bank plc ( Martin Marietta Materials,
Inc. ) , 13.06% , 04/03/24 .............. 10 5,799,632
BNP Paribas SA ( Eagle Materials, Inc. ) ,
14.55% , 04/03/24 ................. 11 2,930,133
8,729,765
Consumer Staples Distribution & Retail — 0.3%
(b)(c)
BNP Paribas SA ( Dollar General Corp. ) ,
22.14% , 04/18/24 ................. 46 6,670,197
Citigroup, Inc. ( Walmart, Inc. ) , 9.00% , 04/03/24 63 11,441,837
Nomura Holdings, Inc. ( Kroger Co. (The) ) ,
14.46% , 06/14/24 ................. 51 2,872,749
Nomura Holdings, Inc. ( Target Corp. ) ,
15.97% , 04/19/24 ................. 33 5,792,316
Nomura Holdings, Inc. ( Tesco plc ) ,
14.99% , 04/26/24 ................. 9 2,235,801
Royal Bank of Canada ( Sysco Corp. ) ,
10.24% , 05/02/24 ................. 69 5,583,373
34,596,273
Containers & Packaging — 0.0%
(b)(c)
JPMorgan Structured Products BV (Sealed Air
Corp.)
22.81% , 04/25/24
(b) (c)
............... 37 1,366,499
29.81% , 05/01/24
(b) (c)
............... 110 4,017,594
5,384,093
Diversified Telecommunication Services — 0.3%
(b)(c)
Barclays Bank plc ( AT&T, Inc. ) ,
23.43% , 04/24/24 ................. 490 8,546,744
Barclays Bank plc ( Verizon Communications,
Inc. ) , 20.43% , 05/01/24 .............. 145 6,019,312
Mizuho Markets Cayman LP ( AT&T, Inc. ) ,
21.42% , 05/08/24 ................. 143 2,482,310
Nomura Holdings, Inc. ( Verizon
Communications, Inc. ) , 23.06% , 04/23/24 . 280 11,614,150
28,662,516
Electric Utilities — 0.2%
(b)(c)
Barclays Bank plc ( NextEra Energy, Inc. ) ,
21.65% , 05/10/24 ................. 16 970,277
Mizuho Markets Cayman LP ( American Electric
Power Co., Inc. ) , 16.97% , 04/11/24 ...... 44 3,519,608
Mizuho Markets Cayman LP ( Exelon Corp. ) ,
17.72% , 05/08/24 ................. 78 2,893,392
Nomura Holdings, Inc. ( NextEra Energy, Inc. ) ,
11.41% , 04/26/24 ................. 178 11,049,425
SGA Societe Generale Acceptance NV ( PG&E
Corp. ) , 12.22% , 05/10/24 ............ 141 2,341,093
20,773,795
Electrical Equipment — 0.2%
(b)(c)
BNP Paribas SA ( Emerson Electric Co. ) ,
5.83% , 05/03/24 .................. 75 8,478,496
Nomura Holdings, Inc. ( Eaton Corp. plc ) ,
12.89% , 05/02/24 ................. 25 7,812,701
Royal Bank of Canada ( Eaton Corp. plc ) ,
13.41% , 05/02/24 ................. 29 8,281,753
24,572,950
Electronic Equipment, Instruments & Components — 0.2%
(b)(c)
BNP Paribas SA ( CDW Corp. ) , 7.64% , 05/03/24 23 5,791,940
BNP Paribas SA ( Flex Ltd. ) , 25.65% , 05/10/24 217 6,201,932
SGA Societe Generale Acceptance NV
( Amphenol Corp. ) , 10.43% , 04/26/24 .... 76 8,663,395

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components (continued)
SGA Societe Generale Acceptance NV ( Zebra
Technologies Corp. ) , 26.78% , 05/06/24 ... USD 9 $ 2,622,688
23,279,955
Energy Equipment & Services — 0.1%
(b)(c)
BMO Capital Markets Corp. ( Schlumberger
NV ) , 20.06% , 04/23/24 .............. 89 4,727,307
JPMorgan Structured Products BV ( Halliburton
Co. ) , 18.82% , 04/25/24 .............. 153 5,887,186
10,614,493
Entertainment — 0.2%
(b)(c)
BMO Capital Markets Corp. ( Walt Disney Co.
(The) ) , 16.50% , 05/10/24 ............ 73 8,924,352
Citigroup, Inc. ( Walt Disney Co. (The) ) ,
12.95% , 04/01/24 ................. 71 8,368,008
SGA Societe Generale Acceptance NV ( Netflix,
Inc. ) , 21.79% , 04/19/24 .............. 15 8,876,122
26,168,482
Financial Services — 0.4%
(b)(c)
Barclays Bank plc ( Fidelity National Information
Services, Inc. ) , 17.80% , 04/10/24 ....... 73 5,155,109
Barclays Bank plc ( Visa, Inc. ) , 9.17% , 05/10/24 13 3,563,211
Goldman Sachs International ( Mastercard, Inc. ) ,
10.54% , 04/26/24 ................. 34 16,587,907
Mizuho Markets Cayman LP ( Fidelity
National Information Services, Inc. ) ,
19.42% , 04/25/24 ................. 96 6,501,900
Mizuho Markets Cayman LP ( Global Payments,
Inc. ) , 17.57% , 04/03/24 .............. 41 5,443,873
Nomura Holdings, Inc. ( Equitable Holdings,
Inc. ) , 23.40% , 05/23/24 .............. 81 2,999,795
40,251,795
Food Products — 0.3%
Barclays Bank plc ( Bunge Global SA ) ,
14.46% , 05/03/24
(b) (c)
............... 52 5,241,082
Barclays Bank plc ( Mondelez International,
Inc. ) , 11.16% , 04/26/24
(b) (c)
............ 78 5,469,166
Mizuho Markets Cayman LP (Hershey Co.
(The))
12.92% , 04/01/24
(b) (c)
............... 33 6,445,108
15.95% , 04/26/24
(b) (c)
............... 33 6,322,113
Royal Bank of Canada ( Tyson Foods, Inc. ) ,
11.13% , 05/08/24
(b) (c)
............... 88 5,170,137
SGA Societe Generale Acceptance NV ( Kraft
Heinz Co. (The) ) , 12.92% , 05/10/24
(b) (c)
... 205 7,251,960
35,899,566
Ground Transportation — 0.2%
(b)(c)
BMO Capital Markets Corp. ( JB Hunt Transport
Services, Inc. ) , 19.86% , 04/17/24 ....... 8 1,677,810
BMO Capital Markets Corp. ( Union Pacific
Corp. ) , 9.68% , 04/19/24 ............. 18 4,527,110
BNP Paribas SA ( CSX Corp. ) , 8.80% , 04/19/24 123 4,554,507
BNP Paribas SA ( Uber Technologies, Inc. ) ,
20.12% , 05/03/24 ................. 82 6,319,556
SGA Societe Generale Acceptance NV
( Old Dominion Freight Line, Inc. ) ,
20.45% , 04/26/24 ................. 4 1,659,981
18,738,964
Health Care Equipment & Supplies — 0.7%
Barclays Bank plc ( Dexcom, Inc. ) ,
22.53% , 04/26/24
(b) (c)
............... 42 5,780,045
Barclays Bank plc ( Edwards Lifesciences
Corp. ) , 15.96% , 04/26/24
(b) (c)
.......... 62 5,853,506
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
Barclays Bank plc ( Stryker Corp. ) ,
9.29% , 05/01/24
(b) (c)
................ USD 16 $ 5,641,467
Citigroup, Inc. ( Dexcom, Inc. ) ,
20.04% , 04/02/24
(b) (c)
............... 37 4,830,447
Goldman Sachs International ( Boston Scientific
Corp. ) , 10.42% , 04/26/24
(b) (c)
.......... 83 5,639,764
HSBC Bank plc ( Koninklijke Philips NV ) ,
14.50% , 04/11/24
(b) (c)
............... EUR 124 2,505,571
Mizuho Markets Cayman LP (Baxter
International, Inc.)
23.37% , 04/01/24
(b) (c)
............... USD 56 2,346,472
11.72% , 04/26/24
(b) (c)
............... 60 2,556,743
Mizuho Markets Cayman LP ( Zimmer Biomet
Holdings, Inc. ) , 10.50% , 04/02/24
(b) (c)
..... 32 4,149,692
Nomura Holdings, Inc. ( Align Technology, Inc. ) ,
24.50% , 04/24/24
(b) (c)
............... 14 4,582,547
Nomura Holdings, Inc. ( Baxter International,
Inc. ) , 26.18% , 05/23/24
(b) (c)
........... 148 6,263,022
Nomura Holdings, Inc. ( Becton Dickinson &
Co. ) , 8.94% , 05/03/24
(b) (c)
............ 23 5,688,328
Nomura Holdings, Inc. ( IDEXX Laboratories,
Inc. ) , 15.51% , 04/02/24
(b) (c)
........... 10 5,473,796
Royal Bank of Canada ( IDEXX Laboratories,
Inc. ) , 15.11% , 05/03/24
(b) (c)
............ 11 5,804,787
Royal Bank of Canada ( Medtronic plc ) ,
16.99% , 05/15/24
(b) (c)
............... 74 6,358,749
Royal Bank of Canada ( Zimmer Biomet
Holdings, Inc. ) , 11.15% , 05/02/24
(b) (c)
..... 39 5,171,636
78,646,572
Health Care Providers & Services — 1.1%
(b)(c)
Barclays Bank plc ( CVS Health Corp. ) ,
21.81% , 05/03/24 ................. 195 15,554,495
BNP Paribas SA ( McKesson Corp. ) ,
11.82% , 04/01/24 ................. 9 4,669,161
BNP Paribas SA ( Molina Healthcare, Inc. ) ,
13.23% , 04/01/24 ................. 11 4,210,528
Mizuho Markets Cayman LP ( Cigna Group
(The) ) , 19.00% , 05/08/24 ............ 16 5,408,992
Mizuho Markets Cayman LP ( Humana, Inc. ) ,
23.12% , 05/08/24 ................. 8 2,881,362
Mizuho Markets Cayman LP ( Laboratory Corp.
of America Holdings ) , 14.83% , 05/08/24 .. 24 5,268,407
Nomura Holdings, Inc. ( Cardinal Health, Inc. ) ,
19.77% , 05/03/24 ................. 46 5,136,940
Nomura Holdings, Inc. ( Elevance Health, Inc. ) ,
15.43% , 05/15/24 ................. 11 5,461,366
Nomura Holdings, Inc. ( McKesson Corp. ) ,
9.03% , 05/08/24 .................. 9 5,083,065
Nomura Holdings, Inc. ( Molina Healthcare,
Inc. ) , 15.78% , 04/24/24 .............. 11 4,337,558
Royal Bank of Canada ( HCA Healthcare, Inc. ) ,
11.22% , 04/23/24 ................. 20 6,783,418
SGA Societe Generale Acceptance NV
( Cardinal Health, Inc. ) , 26.23% , 05/23/24 .. 58 6,519,893
SGA Societe Generale Acceptance NV ( Cigna
Group (The) ) , 10.16% , 05/02/24 ........ 31 11,139,734
SGA Societe Generale Acceptance NV
( Elevance Health, Inc. ) , 8.62% , 04/19/24 .. 30 15,333,159
SGA Societe Generale Acceptance
NV ( UnitedHealth Group, Inc. ) ,
16.29% , 04/16/24 ................. 47 22,846,940
UBS AG ( Centene Corp. ) , 22.00% , 04/26/24 . 92 7,188,832
127,823,850

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure — 0.7%
(b)(c)
Barclays Bank plc ( McDonald's Corp. ) ,
5.20% , 05/01/24 .................. USD 23 $ 6,451,016
Barclays Bank plc ( Starbucks Corp. ) ,
12.36% , 05/02/24 ................. 85 7,815,209
BMO Capital Markets Corp. ( Aramark ) ,
12.94% , 05/09/24 ................. 147 4,639,901
BMO Capital Markets Corp. ( Chipotle Mexican
Grill, Inc. ) , 15.00% , 04/24/24 .......... 2 6,340,939
BNP Paribas SA ( Marriott International, Inc. ) ,
10.19% , 05/02/24 ................. 18 4,509,789
BNP Paribas SA ( Wynn Resorts Ltd. ) ,
20.30% , 04/01/24 ................. 53 5,391,263
Citigroup, Inc. ( Aristocrat Leisure Ltd. ) ,
12.19% , 04/01/24 ................. 35 5,949,028
JPMorgan Structured Products BV ( McDonald's
Corp. ) , 8.41% , 04/02/24 ............. 20 5,624,106
Mizuho Markets Cayman LP ( Hilton Worldwide
Holdings, Inc. ) , 8.38% , 04/26/24 ........ 33 66,634
Mizuho Markets Cayman LP ( Marriott
International, Inc. ) , 12.32% , 04/02/24 .... 15 3,565,266
Nomura Holdings, Inc. ( Aristocrat Leisure Ltd. ) ,
9.94% , 05/01/24 .................. 37 6,418,631
Nomura Holdings, Inc. ( Las Vegas Sands
Corp. ) , 10.38% , 04/22/24 ............ 68 3,519,134
Nomura Holdings, Inc. ( Royal Caribbean
Cruises Ltd. ) , 19.92% , 05/03/24 ........ 37 5,155,911
Nomura Holdings, Inc. ( Wynn Resorts Ltd. ) ,
21.95% , 05/09/24 ................. 56 5,733,645
Royal Bank of Canada ( Domino's Pizza, Inc. ) ,
13.58% , 04/10/24 ................. 11 5,084,127
76,264,599
Household Durables — 0.0%
(b)(c)
Mizuho Markets Cayman LP ( PulteGroup, Inc. ) ,
22.22% , 04/24/24 ................. 15 1,750,936
Mizuho Markets Cayman LP ( Sony Group
Corp. ) , 16.15% , 05/01/24 ............ 37 3,181,915
SGA Societe Generale Acceptance NV ( Newell
Brands, Inc. ) , 31.67% , 05/23/24 ........ 147 1,153,115
6,085,966
Household Products — 0.0%
(b)(c)
HSBC Bank plc ( Reckitt Benckiser Group plc ) ,
19.27% , 04/29/24 ................. GBP 22 1,235,517
JPMorgan Structured Products BV ( Henkel AG
& Co. KGaA ) , 15.09% , 04/11/24 ........ EUR 16 1,300,578
SGA Societe Generale Acceptance NV
( Colgate-Palmolive Co. ) , 6.91% , 04/05/24 . USD 40 3,460,254
5,996,349
Industrial Conglomerates — 0.1%
(b)(c)
Barclays Bank plc ( General Electric Co. ) ,
15.98% , 04/23/24 ................. 44 7,537,935
BNP Paribas SA ( Siemens AG ) ,
10.78% , 04/29/24 ................. EUR 7 1,414,064
8,951,999
Industrial REITs — 0.0%
Nomura Holdings, Inc. ( Prologis, Inc. ) ,
20.20% , 04/18/24
(b) (c)
............... USD 25 3,308,122
Insurance — 0.4%
(b)(c)
Barclays Bank plc ( Willis Towers Watson plc ) ,
15.67% , 05/10/24 ................. 14 3,893,727
BMO Capital Markets Corp. ( Prudential
Financial, Inc. ) , 8.07% , 04/30/24 ....... 44 5,190,737
BMO Capital Markets Corp. ( Travelers Cos.,
Inc. (The) ) , 8.69% , 04/17/24 .......... 26 5,791,561
Security
Par (000)
Par (000) Value
Insurance (continued)
BNP Paribas SA ( Fidelity National Financial,
Inc. ) , 18.69% , 04/18/24 .............. USD 138 $ 7,225,287
BNP Paribas SA ( Prudential Financial, Inc. ) ,
36.52% , 05/20/24 ................. GBP 354 3,400,046
JPMorgan Structured Products BV ( American
International Group, Inc. ) , 18.69% , 04/18/24 USD 106 7,662,666
Nomura Holdings, Inc. ( Marsh & McLennan
Cos, Inc. ) , 6.35% , 04/22/24 ........... 30 5,924,272
SGA Societe Generale Acceptance NV
( Progressive Corp. (The) ) , 19.07% , 04/15/24 31 6,362,763
45,451,059
Interactive Media & Services — 0.4%
(b)(c)
BMO Capital Markets Corp. ( Meta Platforms,
Inc. ) , 24.23% , 04/26/24 .............. 17 8,053,096
BNP Paribas SA ( Alphabet, Inc. ) ,
13.81% , 04/26/24 ................. 152 22,673,989
Goldman Sachs International ( Match Group,
Inc. ) , 25.09% , 05/02/24 .............. 78 2,819,330
Royal Bank of Canada ( Meta Platforms, Inc. ) ,
20.20% , 04/29/24 ................. 26 12,567,176
46,113,591
IT Services — 0.2%
(b)(c)
BMO Capital Markets Corp. ( DXC Technology
Co. ) , 26.64% , 05/17/24 .............. 125 2,618,971
Goldman Sachs International ( Cognizant
Technology Solutions Corp. ) ,
15.87% , 04/11/24 ................. 67 4,938,333
Mizuho Markets Cayman LP ( Gartner, Inc. ) ,
9.57% , 05/02/24 .................. 16 7,723,111
Nomura Holdings, Inc. ( International Business
Machines Corp. ) , 9.68% , 04/25/24 ...... 59 11,261,381
26,541,796
Leisure Products — 0.0%
(b)(c)
Nomura Holdings, Inc. ( Hasbro, Inc. ) ,
18.80% , 04/25/24 ................. 45 2,422,017
SGA Societe Generale Acceptance NV ( Polaris,
Inc. ) , 21.62% , 04/25/24 .............. 18 1,741,146
4,163,163
Life Sciences Tools & Services — 0.1%
(b)(c)
BMO Capital Markets Corp. ( Fortrea Holdings,
Inc. ) , 17.92% , 05/06/24 .............. 52 2,037,774
BNP Paribas SA ( Danaher Corp. ) ,
11.87% , 04/25/24 ................. 24 6,076,329
SGA Societe Generale Acceptance NV ( Thermo
Fisher Scientific, Inc. ) , 9.38% , 04/26/24 ... 14 8,329,916
16,444,019
Machinery — 0.5%
(b)(c)
Barclays Bank plc ( Otis Worldwide Corp. ) ,
6.64% , 04/26/24 .................. 45 4,468,124
BMO Capital Markets Corp. ( Cummins, Inc. ) ,
13.08% , 05/02/24 ................. 11 3,254,014
BMO Capital Markets Corp. ( Fortive Corp. ) ,
6.79% , 04/26/24 .................. 37 3,168,954
BNP Paribas SA ( Fortive Corp. ) ,
9.49% , 04/01/24 .................. 35 2,952,293
BNP Paribas SA ( Parker-Hannifin Corp. ) ,
11.00% , 05/02/24 ................. 9 5,060,560
BNP Paribas SA ( Pentair plc ) ,
13.09% , 04/26/24 ................. 37 2,940,385
BNP Paribas SA ( Stanley Black & Decker, Inc. ) ,
16.59% , 05/03/24 ................. 24 2,287,281
JPMorgan Structured Products BV ( Volvo AB ) ,
33.50% , 04/17/24 ................. SEK 151 4,158,831

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery (continued)
Nomura Holdings, Inc. ( Deere & Co. ) ,
13.49% , 04/03/24 ................. USD 16 $ 5,865,782
Nomura Holdings, Inc. ( Fortive Corp. ) ,
7.40% , 04/26/24 .................. 39 3,377,151
Royal Bank of Canada ( Westinghouse Air Brake
Technologies Corp. ) , 12.17% , 04/04/24 ... 11 1,555,512
Royal Bank of Canada ( Xylem, Inc. ) ,
7.07% , 05/06/24 .................. 40 5,200,738
SGA Societe Generale Acceptance NV
( Caterpillar, Inc. ) , 20.03% , 04/26/24 ..... 25 9,190,503
53,480,128
Media — 0.2%
Nomura Holdings, Inc. (Comcast Corp.)
15.21% , 04/04/24
(b) (c)
............... 109 4,687,364
8.40% , 04/29/24
(b) (c)
................ 249 10,717,962
Royal Bank of Canada ( Fox Corp. ) ,
18.99% , 04/25/24
(b) (c)
............... 80 2,459,637
17,864,963
Metals & Mining — 0.0%
Barclays Bank plc ( Freeport-McMoRan, Inc. ) ,
21.67% , 04/23/24
(b) (c)
............... 104 4,777,431
Multi-Utilities — 0.0%
Royal Bank of Canada ( Sempra ) ,
17.48% , 04/18/24
(b) (c)
............... 43 3,031,311
Oil, Gas & Consumable Fuels — 0.6%
(b)(c)
BMO Capital Markets Corp. ( Chevron Corp. ) ,
9.44% , 04/30/24 .................. 41 6,503,159
BMO Capital Markets Corp. ( ConocoPhillips ) ,
11.77% , 05/02/24 ................. 30 3,833,007
BMO Capital Markets Corp. ( Exxon Mobil
Corp. ) , 10.86% , 04/30/24 ............ 113 13,042,843
BNP Paribas SA ( BP plc ) , 22.98% , 05/20/24 .. GBP 1,287 8,087,977
BNP Paribas SA ( Shell plc ) , 10.34% , 04/29/24 234 7,508,179
Citigroup, Inc. ( ConocoPhillips ) ,
16.69% , 04/01/24 ................. USD 30 3,582,902
Citigroup, Inc. ( Occidental Petroleum Corp. ) ,
16.15% , 04/03/24 ................. 47 2,935,243
HSBC Bank plc ( Crescent Point Energy Corp. ) ,
8.43% , 05/15/24 .................. GBP 203 5,697,959
Royal Bank of Canada ( Chevron Corp. ) ,
19.39% , 04/18/24 ................. USD 17 2,586,960
Royal Bank of Canada ( Kosmos Energy Ltd. ) ,
19.68% , 04/18/24 ................. 448 2,641,665
Royal Bank of Canada ( Suncor Energy, Inc. ) ,
24.60% , 04/04/24 ................. 117 4,014,306
SGA Societe Generale Acceptance NV ( Phillips
66 ) , 16.77% , 04/26/24 .............. 25 4,019,455
Toronto-Dominion Bank (The) ( Marathon
Petroleum Corp. ) , 17.33% , 05/02/24 ..... 29 5,722,112
70,175,767
Personal Care Products — 0.1%
(b)(c)
BNP Paribas SA ( Coty, Inc. ) , 18.20% , 04/01/24 242 2,864,790
Nomura Holdings, Inc. ( Coty, Inc. ) ,
21.65% , 05/09/24 ................. 268 3,174,207
Royal Bank of Canada ( Unilever plc ) ,
15.66% , 04/18/24 ................. 39 1,944,286
7,983,283
Pharmaceuticals — 0.4%
(b)(c)
Barclays Bank plc ( Johnson & Johnson ) ,
7.93% , 04/17/24 .................. 76 12,099,694
BMO Capital Markets Corp. ( Eli Lilly & Co. ) ,
22.63% , 04/30/24 ................. 13 10,345,379
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
BNP Paribas SA ( AstraZeneca plc ) ,
12.90% , 04/29/24 ................. GBP 21 $ 2,742,485
Goldman Sachs International ( Eli Lilly & Co. ) ,
21.08% , 04/04/24 ................. USD 4 2,878,666
HSBC Bank plc ( Bayer AG ) , 20.40% , 04/11/24 EUR 100 3,091,569
HSBC Bank plc ( Bristol-Myers Squibb Co. ) ,
21.02% , 05/06/24 ................. USD 30 1,626,107
HSBC Bank plc ( Sanofi SA ) , 12.05% , 04/11/24 EUR 63 6,215,266
Mizuho Markets Cayman LP ( Pfizer, Inc. ) ,
17.47% , 04/25/24 ................. USD 54 1,490,161
40,489,327
Professional Services — 0.3%
(b)(c)
Barclays Bank plc ( Dun & Bradstreet Holdings,
Inc. ) , 18.84% , 05/10/24 .............. 335 3,330,506
BMO Capital Markets Corp. ( Paycom Software,
Inc. ) , 23.66% , 05/02/24 .............. 19 3,839,479
BNP Paribas SA ( Equifax, Inc. ) ,
15.36% , 04/01/24 ................. 11 2,931,103
BNP Paribas SA ( Paycom Software, Inc. ) ,
26.27% , 04/01/24 ................. 17 3,419,934
Nomura Holdings, Inc. ( Equifax, Inc. ) ,
20.71% , 04/22/24 ................. 12 3,166,381
Nomura Holdings, Inc. ( SS&C Technologies
Holdings, Inc. ) , 16.06% , 04/25/24 ....... 112 7,193,354
SGA Societe Generale Acceptance NV
( Automatic Data Processing, Inc. ) ,
8.63% , 04/26/24 .................. 22 5,583,726
SGA Societe Generale Acceptance NV ( Leidos
Holdings, Inc. ) , 14.11% , 04/25/24 ....... 56 7,011,834
36,476,317
Real Estate Management & Development — 0.0%
Citigroup, Inc. ( CBRE Group, Inc. ) ,
16.01% , 04/03/24
(b) (c)
............... 29 2,868,677
Semiconductors & Semiconductor Equipment — 0.1%
(b)(c)
SGA Societe Generale Acceptance NV ( Applied
Materials, Inc. ) , 20.60% , 04/05/24 ...... 45 8,941,381
SGA Societe Generale Acceptance NV ( Texas
Instruments, Inc. ) , 15.29% , 05/06/24 ..... 9 1,500,283
10,441,664
Software — 1.4%
(b)(c)
Barclays Bank plc ( Cadence Design Systems,
Inc. ) , 13.43% , 04/02/24 .............. 15 4,792,800
Barclays Bank plc ( SAP SE ) , 10.19% , 04/23/24 EUR 116 22,629,984
BMO Capital Markets Corp. ( Microsoft Corp. ) ,
11.89% , 04/04/24 ................. USD 8 3,301,805
BMO Capital Markets Corp. ( Zoom Video
Communications, Inc. ) , 20.50% , 04/11/24 . 66 4,365,524
BNP Paribas SA ( Cadence Design Systems,
Inc. ) , 0.74% , 04/24/24 .............. 19 5,808,174
BNP Paribas SA ( Microsoft Corp. ) ,
9.63% , 04/26/24 .................. 40 17,046,131
Goldman Sachs International ( Microsoft Corp. ) ,
10.47% , 04/26/24 ................. 52 22,033,696
Mizuho Markets Cayman LP ( Workday, Inc. ) ,
18.45% , 04/11/24 ................. 15 4,140,113
Nomura Holdings, Inc. ( Crowdstrike Holdings,
Inc. ) , 21.93% , 04/23/24 .............. 17 5,398,246
Nomura Holdings, Inc. ( ServiceNow, Inc. ) ,
23.42% , 04/26/24 ................. 7 5,572,861
Royal Bank of Canada ( Salesforce, Inc. ) ,
16.35% , 04/15/24 ................. 44 13,228,710
SGA Societe Generale Acceptance NV
( DocuSign, Inc. ) , 24.86% , 04/23/24 ...... 151 8,911,017

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
SGA Societe Generale Acceptance NV
( Microsoft Corp. ) , 13.63% , 04/25/24 ..... USD 92 $ 38,201,265
155,430,326
Specialized REITs — 0.1%
(b)(c)
BNP Paribas SA ( Equinix, Inc. ) ,
12.47% , 04/03/24 ................. 3 2,616,118
Royal Bank of Canada ( Crown Castle, Inc. ) ,
20.83% , 05/15/24 ................. 34 3,619,414
6,235,532
Specialty Retail — 0.2%
(b)(c)
BMO Capital Markets Corp. ( AutoZone, Inc. ) ,
9.60% , 04/11/24 .................. 1 4,565,029
Nomura Holdings, Inc. ( Burlington Stores, Inc. ) ,
24.07% , 05/24/24 ................. 13 2,915,722
Nomura Holdings, Inc. ( Ross Stores, Inc. ) ,
7.73% , 04/23/24 .................. 23 3,324,290
Royal Bank of Canada ( Best Buy Co., Inc. ) ,
23.47% , 04/15/24 ................. 49 4,001,869
SGA Societe Generale Acceptance NV ( Gap,
Inc. (The) ) , 30.75% , 04/23/24 ......... 169 3,843,558
18,650,468
Technology Hardware, Storage & Peripherals — 0.4%
(b)(c)
BMO Capital Markets Corp. ( Apple, Inc. ) ,
12.36% , 05/02/24 ................. 83 14,199,313
BNP Paribas SA ( Apple, Inc. ) , 7.73% , 05/06/24 45 7,737,376
Royal Bank of Canada ( Apple, Inc. ) ,
11.61% , 05/02/24 ................. 146 25,128,012
SGA Societe Generale Acceptance NV ( HP,
Inc. ) , 20.86% , 05/08/24 .............. 63 1,878,251
48,942,952
Textiles, Apparel & Luxury Goods — 0.1%
BNP Paribas SA (Ralph Lauren Corp.)
18.31% , 04/02/24
(b) (c)
............... 10 1,791,080
15.40% , 05/24/24
(b) (c)
............... 14 2,588,647
Nomura Holdings, Inc. ( Tapestry, Inc. ) ,
18.60% , 04/25/24
(b) (c)
............... 61 2,839,052
7,218,779
Tobacco — 0.2%
(b)(c)
Nomura Holdings, Inc. ( Altria Group, Inc. ) ,
8.25% , 04/26/24 .................. 130 5,632,326
Royal Bank of Canada ( British American
Tobacco plc ) , 19.33% , 04/11/24 ........ GBP 219 6,635,832
SGA Societe Generale Acceptance NV ( Philip
Morris International, Inc. ) , 17.82% , 04/05/24 USD 112 10,263,941
22,532,099
Trading Companies & Distributors — 0.1%
(b)(c)
Barclays Bank plc ( Fastenal Co. ) ,
14.39% , 04/12/24 ................. 22 1,703,162
Nomura Holdings, Inc. ( United Rentals, Inc. ) ,
10.71% , 04/29/24 ................. 7 4,866,652
6,569,814
Wireless Telecommunication Services — 0.1%
(b)(c)
BNP Paribas SA ( Vodafone Group plc ) ,
29.05% , 05/20/24 ................. GBP 4,058 3,568,888
SGA Societe Generale Acceptance NV
( T-Mobile US, Inc. ) , 10.37% , 04/05/24 .... USD 41 6,704,493
10,273,381
Total Equity-Linked Notes — 13 .7%
(Cost: $ 1,517,867,837 ) ............................ 1,533,256,884
Security
Par (000)
Par (000) Value
Fixed Rate Loan Interests
Diversified Telecommunication Services — 0.0%
Level 3 Financing, Inc., Term Loan B1 ,
11.89%
,
04/15/29 ................. USD 690 $ 683,932
Level 3 Financing, Inc., Term Loan B2 ,
11.89%
,
04/15/30
(f)
................. 695 689,818
1,373,750
Financial Services — 0.2%
CML ST Regis Aspen, Term Loan ,
7.27%
,
02/07/25
(f)
................. 13,200 13,201,779
Health Care Technology — 0.0%
Cotiviti Holdings, Inc., Term Loan , 02/21/31
(p)
. 1,014 1,015,268
Media — 0.0%
AVSC Holding Corp., 1st Lien Term Loan B3 ,
15.00%
,
10/15/26 ................. 1,094 1,140,039
Clear Channel International BV, Term Loan ,
08/12/27
(f) (p)
...................... 800 796,000
1,936,039
Total Fixed Rate Loan Interests — 0 .2%
(Cost: $ 17,330,393 ) ............................... 17,526,836
Floating Rate Loan Interests
Aerospace & Defense — 0.2%
(a)
Atlas CC Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 9.85%
,
05/25/28 ............ 4,635 4,325,609
Atlas CC Acquisition Corp., 1st Lien Term Loan
C , (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 9.85%
,
05/25/28 ............ 881 822,685
Bleriot U.S. Bidco, Inc., Term Loan , (3-mo. CME
Term SOFR + 4.00%), 9.57%
,
10/30/28 ... 540 541,634
Cobham Ultra SeniorCo SARL, Facility Term
Loan B , (6-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 9.01%
,
08/03/29 ....... 998 978,890
Dynasty Acquisition Co., Inc., Term Loan
B1 , (1-mo. CME Term SOFR + 3.50%),
8.83%
,
08/24/28 .................. 4,895 4,900,555
Dynasty Acquisition Co., Inc., Term Loan
B2 , (1-mo. CME Term SOFR + 3.50%),
8.83%
,
08/24/28 .................. 1,887 1,889,630
Kaman Corp., Term Loan , 03/27/31
(p)
...... 365 365,230
Peraton Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
9.18%
,
02/01/28 .................. 3,795 3,788,212
Peraton Corp., 2nd Lien Term Loan B1 , (3-mo.
CME Term SOFR at 0.75% Floor + 7.75%),
13.18%
,
02/01/29 ................. 963 964,818
Setanta Aircraft Leasing DAC, Term Loan ,
(3-mo. CME Term SOFR + 2.00%),
7.56%
,
11/05/28 .................. 1,190 1,191,737
TransDigm, Inc., Term Loan , (3-mo. CME Term
SOFR + 3.25%), 8.60%
,
08/24/28 ...... 2,125 2,131,973
TransDigm, Inc., Term Loan J , (3-mo. CME
Term SOFR + 3.25%), 8.56%
,
02/28/31 ... 2,751 2,763,870
TransDigm, Inc., Term Loan K , (3-mo. CME
Term SOFR + 2.75%), 8.06%
,
03/22/30 ... 1,140 1,141,529
25,806,372

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobile Components — 0.1%
(a)
Champions Holdco, Inc., Term Loan ,
(3-mo. CME Term SOFR + 4.75%),
10.07%
,
02/23/29
(f)
................ USD 3,162 $ 3,169,905
Clarios Global LP, 1st Lien Term Loan ,
(1-mo. CME Term SOFR + 3.00%),
8.33%
,
05/06/30 .................. 4,358 4,364,846
Tenneco, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 4.75%),
10.17% - 10.40%
,
11/17/28 ........... 1,285 1,207,039
8,741,790
Automobiles — 0.0%
Dealer Tire Financial LLC, Term Loan B3 ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.08%
,
12/14/27
(a) (f)
........... 2,370 2,385,040
Beverages — 0.1%
(a)
Naked Juice LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.66%
,
01/24/29 .................. 5,494 5,128,205
Naked Juice LLC, 2nd Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.40%
,
01/24/30 ................. 2,212 1,781,273
6,909,478
Broadline Retail — 0.1%
(a)
Fanatics Commerce Intermediate Holdco LLC,
Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 3.25%), 8.69%
,
11/24/28 ... 603 600,259
Sally Holdings LLC, Term Loan , (1-mo. CME
Term SOFR + 2.25%), 7.58%
,
02/28/30 ... 624 622,920
StubHub Holdco Sub, LLC, Term Loan
B , (1-mo. CME Term SOFR + 4.75%),
10.08%
,
03/15/30 ................. 5,946 5,943,299
Woof Holdings, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
9.32%
,
12/21/27 .................. 476 376,195
7,542,673
Building Products — 0.1%
(a)
AZZ, Inc., Term Loan , (1-mo. CME Term SOFR
at 0.50% Floor + 3.25%), 8.58%
,
05/13/29 . 592 593,878
Chariot Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.08%
,
11/03/28 .................. 1,024 1,025,280
Cornerstone Building Brands, Inc., Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.68%
,
04/12/28 ............ 338 335,186
CP Atlas Buyer, Inc., Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%), 4.25%
- 9.18%
,
11/23/27 ................. 1,837 1,812,513
CP Iris Holdco I, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.18%
,
10/02/28 ............ 307 305,936
CPG International LLC, Term Loan , 04/28/29
(p)
948 948,486
Wilsonart LLC, Term Loan E , (3-mo. CME
Term SOFR at 1.00% Floor + 3.25%),
8.65%
,
12/31/26 .................. 3,551 3,553,468
8,574,747
Capital Markets — 0.2%
(a)
Aretec Group, Inc., Term Loan B1 , (1-mo. CME
Term SOFR + 4.50%), 9.93%
,
08/09/30 ... 939 943,894
Ascensus Group Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.94%
,
08/02/28 ....... 3,175 3,159,615
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Axalta Coating Systems Dutch Holding B BV,
Term Loan B , (3-mo. CME Term SOFR at
0.50% Floor + 2.00%), 7.33%
,
12/20/29 .. USD 2,339 $ 2,340,843
Azalea TopCo, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR + 3.50%),
8.94% , 07/24/26 ................ 1,749 1,737,353
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.19% , 07/24/26 .......... 772 765,319
Castlelake Aviation One DAC, Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.83% , 10/22/26 .......... 2,373 2,372,259
(3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.08% , 10/22/27 .......... 694 694,504
Focus Financial Partners LLC, Term Loan B4 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.83%
,
06/30/28 ............ 2,788 2,775,373
Focus Financial Partners LLC, Term Loan B7 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.08%
,
06/30/28 ............ 614 611,994
ION Trading Finance Ltd., Term Loan ,
(3-mo. CME Term SOFR + 4.75%),
10.15%
,
04/01/28 ................. 708 706,465
Learning Care Group US No. 2, Inc., Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 4.75%), 10.06% - 10.09%
,
08/11/28 239 238,850
Osaic Holdings, Inc., Term Loan , 08/17/28
(p)
.. 1,190 1,193,939
Osaic Holdings, Inc., Term Loan B2 ,
(1-mo. CME Term SOFR + 4.50%),
9.83%
,
08/17/28 .................. 2,445 2,452,627
19,993,035
Chemicals — 0.3%
(a)
ARC Falcon I, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.93%
,
09/30/28 .................. 618 616,422
Aruba Investments Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75%
Floor + 4.00%), 9.43%
,
11/24/27 ....... 623 620,184
Ascend Performance Materials Operations
LLC, Term Loan , (6-mo. CME Term SOFR at
0.75% Floor + 4.75%), 10.07%
,
08/27/26 .. 572 560,644
Chemours Co., (The), Term Loan B3 , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.83%
,
08/18/28 .................. 862 857,533
CPC Acquisition Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.32%
,
12/29/27 ............ 351 294,753
Derby Buyer LLC, Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 4.25%),
9.58%
,
11/01/30 .................. 2,913 2,928,468
Ecovyst Catalyst Technologies LLC, Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.91%
,
06/09/28 ............ 1,826 1,822,793
Element Solutions, Inc., Term Loan B2 ,
(1-mo. CME Term SOFR + 2.00%),
7.33%
,
12/18/30 .................. 2,535 2,535,015
HB Fuller Co., Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
7.33%
,
02/15/30 .................. 1,111 1,111,410
Herens Holdco SARL, Facility Term Loan B ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 9.33%
,
07/03/28 ............ 805 756,084
Ineos US Finance LLC, Term Loan , (1-mo. CME
Term SOFR + 3.50%), 8.93%
,
02/18/30 ... 633 632,310

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
LSF11 A5 Holdco LLC, Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.94% , 10/15/28 .......... USD 2,060 $ 2,059,295
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 9.68% , 10/15/28 .......... 305 304,850
Momentive Performance Materials, Inc., Term
Loan , (1-mo. CME Term SOFR + 4.50%),
9.83%
,
03/29/28 .................. 2,897 2,844,441
Nouryon Finance BV, Term Loan , (3-mo. CME
Term SOFR + 4.00%), 9.42%
,
04/03/28 ... 970 971,127
Olympus Water US Holding Corp., Term Loan
B4 , (3-mo. CME Term SOFR at 0.50% Floor
+ 4.25%), 9.57%
,
11/09/28 ........... 1,186 1,187,805
Oxea Holding Vier GmbH, Term Loan B2 ,
(3-mo. CME Term SOFR + 3.50%),
8.91%
,
10/14/24 .................. 1,546 1,510,964
SCIH Salt Holdings, Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 1.00% Floor
+ 4.00%), 9.44%
,
03/16/27 ........... 612 612,845
Sparta US HoldCo LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.69%
,
08/02/28 ............ 2,053 2,052,164
WR Grace Holdings LLC, Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.32%
,
09/22/28 .................. 3,157 3,156,517
27,435,624
Commercial Services & Supplies — 0.3%
(a)
Action Environmental Group, Inc., (The),
Delayed Draw Term Loan , 10/24/30
(f) (p)
... 87 86,990
Action Environmental Group, Inc., (The), Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 9.82%
,
10/24/30
(f)
...... 586 585,977
Allied Universal Holdco LLC, Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.18% , 05/12/28 .......... 3,016 3,010,675
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 10.08% , 05/12/28 .......... 363 363,887
Amentum Government Services Holdings
LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 4.00%),
9.33%
,
02/15/29 .................. 1,248 1,250,010
Aramark Intermediate HoldCo Corp., Term
Loan B6 , (1-mo. CME Term SOFR + 2.50%),
7.33%
,
06/22/30 .................. 3,578 3,576,239
Asplundh Tree Expert LLC, Term Loan ,
(1-mo. CME Term SOFR + 1.75%),
7.18%
,
09/07/27 .................. 2,008 2,008,320
Clean Harbors, Inc., Term Loan , 10/08/28
(p)
.. 1,680 1,681,083
Covanta Holding Corp., Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.83%
,
11/30/28 .................. 2,204 2,196,982
Covanta Holding Corp., Term Loan C , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.83%
,
11/30/28 .................. 170 169,800
Garda World Security Corp., Term Loan ,
(3-mo. CME Term SOFR + 4.25%),
9.58%
,
02/01/29 .................. 445 445,280
GFL Environmental, Inc., Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.82%
,
05/31/27 .................. 1,105 1,108,316
JFL-Tiger Acquisition Co., Inc. Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
5.00%), 10.32%
,
10/17/30 ............ 538 537,819
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
LABL, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 5.00%),
10.43%
,
10/29/28 ................. USD 1,612 $ 1,576,340
Minimax Viking GmbH, Facility Term Loan B ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.75%), 8.19%
,
07/31/28 ............ 197 197,093
PECF USS Intermediate Holding III Corp., Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 9.80%
,
12/15/28 ....... 1,453 1,102,244
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1 , (3-mo. CME Term SOFR +
2.50%), 7.81%
,
10/13/30 ............ 838 837,900
Tempo Acquisition LLC, Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
8.08%
,
08/31/28 .................. 5,522 5,535,718
TruGreen LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 4.00%),
9.43%
,
11/02/27 .................. 2,596 2,522,949
Vestis Corp., Term Loan B1 , (3-mo. CME Term
SOFR + 2.25%), 7.58%
,
02/22/31 ...... 1,583 1,581,021
Viad Corp., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 5.00%),
10.44%
,
07/30/28 ................. 1,038 1,038,048
31,412,691
Communications Equipment — 0.0%
(a)
Ciena Corp. Term Loan , (1-mo. CME Term
SOFR + 2.00%), 7.33%
,
10/24/30 ...... 2,136 2,138,530
ViaSat, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.83% , 03/02/29 .......... 1,216 1,175,790
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.93% , 05/30/30 .......... 515 498,362
3,812,682
Construction & Engineering — 0.1%
(a)
Brand Industrial Services, Inc., Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
5.50%), 10.81%
,
08/01/30 ............ 4,720 4,736,159
Legence Holdings LLC, Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.50%),
8.93%
,
12/16/27 .................. 247 247,038
Pike Corp., Term Loan , (1-mo. CME Term
SOFR + 3.00%), 8.44%
,
01/21/28 ...... 1,971 1,976,538
USIC Holdings, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 3.50%),
9.06% - 9.07%
,
05/12/28 ............ 1,984 1,978,641
8,938,376
Construction Materials — 0.1%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan , (1-mo. CME Term SOFR +
2.00%), 7.33%
,
01/31/31 ............ 2,615 2,614,460
New AMI I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.33%
,
03/08/29 ................. 739 704,257
Oscar AcquisitionCo LLC, Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 4.50%),
9.90%
,
04/29/29 .................. 1,534 1,537,314
Quikrete Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR + 2.75%),
8.19%
,
03/19/29 .................. 640 640,101
Quikrete Holdings, Inc., Term Loan B ,
03/25/31
(p)
...................... 622 622,261

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Construction Materials (continued)
Smyrna Ready Mix Concrete LLC, Term
Loan , (1-mo. CME Term SOFR + 3.50%),
8.83%
,
04/02/29
(f)
................. USD 526 $ 528,929
Standard Building Solutions, Inc., Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.69%
,
09/22/28 ............ 1,111 1,110,583
Summit Materials LLC, Term Loan B2 ,
(3-mo. CME Term SOFR + 2.50%),
7.83%
,
01/12/29 .................. 699 701,971
8,459,876
Consumer Staples Distribution & Retail — 0.1%
(a)
CML Project Horizons, Term Loan , (3-mo.
SONIA + 4.34%), 8.97%
,
04/12/28
(f)
..... GBP 10,046 12,628,458
US Foods, Inc., Term Loan B
(1-mo. CME Term SOFR + 2.00%),
7.44% , 09/13/26 ................ USD 1,284 1,285,977
(1-mo. CME Term SOFR + 2.00%),
7.32% , 11/22/28 ................ 1,183 1,187,547
15,101,982
Containers & Packaging — 0.1%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75%
Floor + 3.50%), 8.83%
,
12/01/27 ....... 4,748 4,755,483
Mauser Packaging Solutions Holding Co., Term
Loan , (1-mo. CME Term SOFR + 4.00%),
9.33%
,
08/14/26 .................. 1,223 1,226,215
Pactiv Evergreen, Inc., Term Loan B2 ,
(1-mo. CME Term SOFR + 3.25%),
8.69%
,
02/05/26 .................. 561 562,626
Pregis TopCo LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR + 3.75%),
9.08%
,
07/31/26 .................. 475 475,624
Trident TPI Holdings, Inc., Term Loan B3 ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.57%
,
09/15/28 ............ 1,184 1,183,411
8,203,359
Distributors — 0.0%
PAI Holdco, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
9.32%
,
10/28/27
(a)
................. 2,092 1,969,235
Diversified Consumer Services — 0.1%
(a)
Ascend Learning LLC, 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
5.75%), 11.18%
,
12/10/29 ............ 294 288,279
Bright Horizons Family Solutions LLC, Term
Loan B , (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 7.69%
,
11/24/28 ....... 2,290 2,286,567
Kuehg Corp., Term Loan , (3-mo. CME
Term SOFR at 0.50% Floor + 5.00%),
10.30%
,
06/12/30 ................. 1,364 1,365,805
Sotheby's, Term Loan , (3-mo. CME Term SOFR
at 0.50% Floor + 4.50%), 10.08%
,
01/15/27 3,092 3,027,522
Spring Education Group, Inc., Term Loan ,
(3-mo. CME Term SOFR + 4.50%),
9.81%
,
09/29/30 .................. 2,047 2,053,971
Veritas US, Inc., Term Loan B , (1-mo. CME
Term SOFR at 1.00% Floor + 5.00%),
10.44%
,
09/01/25 ................. 967 892,776
Wand Newco 3, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR + 3.75%),
9.08%
,
01/30/31 .................. 3,167 3,174,411
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
WCG Purchaser Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 1.00% Floor +
4.00%), 9.44%
,
01/08/27 ............ USD 788 $ 787,764
13,877,095
Diversified REITs — 0.0%
RHP Hotel Properties LP, Term Loan B ,
(1-mo. CME Term SOFR + 2.75%),
8.08%
,
05/18/30
(a)
................. 754 754,256
Diversified Telecommunication Services — 0.2%
(a)
Altice Financing SA, Term Loan , (3-mo. LIBOR
USD + 2.75%), 8.33%
,
01/31/26
(f)
....... 456 440,497
Altice France SA, Term Loan B14 , (3-mo. CME
Term SOFR + 5.50%), 10.81%
,
08/15/28 .. 2,993 2,366,120
Connect Finco SARL, Term Loan , (1-mo.
CME Term SOFR at 1.00% Floor + 3.50%),
8.83%
,
12/11/26 .................. 1,082 1,080,282
Connect Finco SARL, Term Loan B , 09/13/29
(p)
1,094 1,075,116
Consolidated Communications, Inc., Term Loan
B1 , (1-mo. CME Term SOFR at 0.75% Floor
+ 3.50%), 8.94%
,
10/02/27 ........... 670 634,219
Iridium Satellite LLC, Term Loan B3 , (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
7.83%
,
09/20/30 .................. 1,407 1,405,466
Lumen Technologies, Inc. Term Loan B1 ,
(1-mo. CME Term SOFR + 0.00%),
7.79%
,
04/15/29 .................. 786 582,741
Lumen Technologies, Inc. Term Loan B2 ,
(1-mo. CME Term SOFR + 0.00%),
7.79%
,
04/15/30
(f)
................. 804 594,803
Lumen Technologies, Inc., Term Loan ,
01/01/28
(f) (p)
...................... 434 373,331
Orbcomm, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 4.25%),
9.69% - 9.85%
,
09/01/28 ............ 1,062 1,026,887
Radiate Holdco LLC, Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
8.69%
,
09/25/26 .................. 3,799 3,169,904
Virgin Media Bristol LLC, Facility Term Loan
Q , (1-mo. CME Term SOFR + 3.25%),
8.69%
,
01/31/29 .................. 795 786,342
Zayo Group Holdings, Inc., Term Loan ,
(1-mo. CME Term SOFR + 3.00%),
8.44%
,
03/09/27 .................. 5,799 5,075,059
18,610,767
Electric Utilities — 0.0%
NRG Energy, Inc., Term Loan , 03/27/31
(a) (p)
.. 1,191 1,188,773
Electrical Equipment — 0.0%
Arcline FM Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
4.75%), 10.32%
,
06/23/28
(a)
........... 2,528 2,528,086
Electronic Equipment, Instruments & Components — 0.0%
Coherent Corp., Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 2.75%),
8.19%
,
07/02/29
(a)
................. 1,575 1,575,346
Energy Equipment & Services — 0.0%
Lealand Finance Co. BV, Term Loan
(a)
(1-mo. CME Term SOFR + 3.00%),
8.44% , 06/28/24
(f)
............... 41 20,536

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
(1-mo. CME Term SOFR + 1.00%),
6.44% , 06/30/25 ................ USD 417 $ 161,364
181,900
Entertainment — 0.3%
(a)
AMC Entertainment Holdings, Inc., Term Loan
B1 , (1-mo. CME Term SOFR + 3.00%),
8.44%
,
04/22/26 .................. 2,651 2,216,709
Cirque du Soleil Canada, Inc., Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 9.55%
,
03/08/30 ............ 1,034 1,032,250
City Football Group Ltd., Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.44%
,
07/21/28 .................. 1,835 1,831,470
Creative Artists Agency LLC, Term Loan B ,
11/27/28
(p)
...................... 3,969 3,973,659
Formula One Management Ltd., Facility 1st
Lien Term Loan B , (3-mo. CME Term SOFR
at 0.50% Floor + 2.25%), 7.56%
,
01/15/30 . 2,768 2,768,692
Live Nation Entertainment, Inc., Term Loan
B4 , (1-mo. CME Term SOFR + 1.75%),
7.18%
,
10/19/26 .................. 3,078 3,071,529
Motion Acquisition Ltd., Facility Term Loan B ,
11/12/29
(p)
...................... 2,383 2,377,629
NASCAR Holdings LLC, Term Loan ,
(1-mo. CME Term SOFR + 2.50%),
7.94%
,
10/19/26 .................. 242 243,041
NEP Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR + 3.25%),
8.69%
,
08/19/26 .................. 2,516 2,387,981
Playtika Holding Corp., Term Loan B1 ,
(1-mo. CME Term SOFR + 2.75%),
8.19%
,
03/13/28 .................. 2,377 2,377,429
SMG US Midco 2, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR + 2.50%),
8.07%
,
01/23/25 .................. 1,480 1,479,023
UFC Holdings LLC, 1st Lien Term Loan B3 ,
(3-mo. CME Term SOFR at 0.75% Floor +
2.75%), 8.34%
,
04/29/26 ............ 1,580 1,581,656
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1 , (1-mo. CME Term
SOFR + 2.75%), 8.19%
,
05/18/25 ...... 3,954 3,948,435
WMG Acquisition Corp., Term Loan ,
(1-mo. CME Term SOFR + 2.00%),
7.33%
,
01/24/31 .................. 3,971 3,960,676
33,250,179
Financial Services — 0.9%
(a)
ABG Intermediate Holdings 2 LLC, 1st Lien
Term Loan B1 , (1-mo. CME Term SOFR at
0.50% Floor + 3.50%), 8.93%
,
12/21/28 .. 1,181 1,184,745
Belron Finance US LLC, Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 7.58% , 04/13/28 .......... 2,023 2,023,386
(3-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.66% , 04/18/29 .......... 2,381 2,380,635
Boost Newco Borrower LLC, Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.31%
,
01/31/31 .................. 3,158 3,166,558
CML Hyatt Lost Pines, Term Loan , (1-mo.
CME Term SOFR at 1.00% Floor + 3.55%),
8.87%
,
09/09/26
(f)
................. 10,600 10,437,304
CML La Quinta Resort, Term Loan , (1-mo. CME
Term SOFR + 3.00%), 8.40%
,
12/09/26
(f)
.. 9,413 9,184,714
Security
Par (000)
Par (000) Value
Financial Services (continued)
CML Terranea Resort, Term Loan , (1-mo. CME
Term SOFR + 4.35%), 9.68%
,
01/01/28
(f)
.. USD 5,600 $ 5,599,510
Cogeco Communications Finance LP, Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 7.94%
,
09/01/28 ....... 1,790 1,743,160
Colorado Plaza, Term Loan , (1-mo. CME Term
SOFR + 2.86%), 0.00%
,
05/15/24
(e) (f) (l)
.... 7,906 1,027,124
Deerfield Dakota Holding LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00%
Floor + 3.75%), 9.06%
,
04/09/27 ....... 4,066 4,043,830
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan , (3-mo. CME Term SOFR at 0.75%
Floor + 6.75%), 12.32%
,
04/07/28 ...... 1,890 1,882,913
HIG Finance 2 Ltd., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.83%
,
02/15/31 .................. 1,589 1,589,143
Houston Center, Term Loan , (1-mo. CME Term
SOFR + 2.21%), 0.00%
,
01/09/25
(f)
...... 42,968 26,584,069
LBM Acquisition LLC, 1st Lien Term Loan ,
12/17/27
(p)
...................... 1,591 1,587,136
Lions Gate Capital Holdings LLC, Term Loan
B , (1-mo. CME Term SOFR + 2.25%),
7.68%
,
03/24/25
(f)
................. 2,175 2,170,318
Sheraton Austin, Term Loan , (1-mo. CME
Term SOFR at 0.25% Floor + 3.48%),
8.92%
,
06/01/24
(f)
................. 11,005 10,808,198
Sotera Health Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 2.75%), 8.19%
,
12/11/26 ....... 1,977 1,966,285
Vinoy St. Petersburg (The), Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.67%),
7.99%
,
09/09/24
(f)
................. 11,528 11,159,504
White Cap Supply Holdings LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.08%
,
10/19/27 ............ 2,373 2,379,469
100,918,001
Food Products — 0.2%
(a)
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR +
3.75%), 9.19%
,
10/01/25 ............ 1,646 1,614,134
B&G Foods, Inc., Term Loan B4 , (1-mo. CME
Term SOFR + 2.50%), 7.83%
,
10/10/26 ... 172 171,660
Chobani LLC, Term Loan
(1-mo. CME Term SOFR at 1.00% Floor +
3.50%), 8.94% , 10/25/27 .......... 4,588 4,595,297
(1-mo. CME Term SOFR + 3.75%),
9.08% , 10/25/27 ................ 712 715,776
Froneri International Ltd., Facility 1st Lien Term
Loan B2 , (1-mo. CME Term SOFR + 2.25%),
7.68%
,
01/29/27 .................. 4,738 4,738,750
H-Food Holdings LLC, Term Loan , (3-mo. CME
Term SOFR + 3.69%), 9.29%
,
05/23/25 ... 602 435,570
Nomad Foods Ltd., Facility Term Loan B4 ,
(6-mo. CME Term SOFR at 0.50% Floor +
3.00%), 8.27%
,
11/13/29 ............. 790 790,181
Triton Water Holdings, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.81%
,
03/31/28 ............ 1,198 1,184,637
Utz Quality Foods LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR + 3.00%),
8.44%
,
01/20/28 .................. 2,844 2,847,667
17,093,672

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation — 0.1%
(a)
AIT Worldwide Logistics Holdings, Inc., 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.75% Floor + 4.75%), 10.17%
,
04/06/28 .. USD 497 $ 497,872
Avis Budget Car Rental LLC, Term Loan
B , (1-mo. CME Term SOFR + 1.75%),
7.19%
,
08/06/27 .................. 1,424 1,416,968
Uber Technologies, Inc., Term Loan ,
(3-mo. CME Term SOFR + 2.75%),
8.08%
,
03/03/30 .................. 3,143 3,154,927
5,069,767
Health Care Equipment & Supplies — 0.1%
(a)
Bausch + Lomb Corp., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.68% , 05/10/27 .......... 3,585 3,537,976
(1-mo. CME Term SOFR + 4.00%),
9.33% , 09/29/28 ................ 941 939,510
Chariot Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.68%
,
11/03/28 .................. 2,373 2,368,203
Insulet Corp., Term Loan , (1-mo. CME Term
SOFR + 3.00%), 8.33%
,
05/04/28 ...... 878 878,896
Medline Borrower LP, Term Loan
10/23/28
(p)
...................... 3,585 3,592,457
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 8.44% , 10/23/28 .......... 3,561 3,568,819
14,885,861
Health Care Providers & Services — 0.1%
(a)
CHG Healthcare Services, Inc., 1st Lien Term
Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.69% , 09/29/28 .......... 1,657 1,657,293
(3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.08% - 9.09% , 09/29/28 ..... 314 314,803
CNT Holding I Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.50%), 8.82%
,
11/08/27 ............. 2,443 2,446,300
Electron Bidco, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.44%
,
11/01/28 .................. 2,683 2,687,418
EyeCare Partners LLC, 1st Lien Term Loan
(3-mo. CME Term SOFR + 3.75%),
9.32% , 02/18/27 ................ 1,319 692,717
(3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.32% , 11/15/28 ........... 411 213,285
EyeCare Partners LLC, 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
6.75%), 12.32%
,
11/15/29 ............ 611 210,817
MED ParentCo. LP, 1st Lien Term Loan ,
(1-mo. CME Term SOFR + 4.25%),
9.69%
,
08/31/26 .................. 310 308,919
Medical Solutions Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 8.68%
,
11/01/28 ....... 1,420 1,263,569
Medical Solutions Holdings, Inc., 2nd Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 7.00%), 12.43%
,
11/01/29 ...... 404 322,695
Option Care Health, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.19%
,
10/27/28 ............ 1,225 1,227,890
Surgery Center Holdings, Inc., Term Loan ,
(1-mo. CME Term SOFR + 3.50%),
8.83%
,
12/19/30 .................. 1,971 1,978,913
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Vizient, Inc., Term Loan B7 , (1-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.68%
,
05/16/29 .................. USD 714 $ 716,239
14,040,858
Health Care Technology — 0.2%
(a)
Athenahealth Group, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.58%
,
02/15/29 .................. 4,387 4,340,102
Cotiviti Holdings, Inc., Term Loan , 02/24/31
(p)
. 3,968 3,958,080
Gainwell Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.41%
,
10/01/27 ............ 3,140 2,997,491
Polaris Newco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
9.57%
,
06/02/28 .................. 7,906 7,825,936
Verscend Holding Corp., Term Loan B1 ,
(1-mo. CME Term SOFR + 4.00%),
9.44%
,
08/27/25 .................. 3,020 3,020,152
Waystar Technologies, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR + 4.00%),
9.33%
,
10/22/29 .................. 1,581 1,583,337
23,725,098
Hotels, Restaurants & Leisure — 0.5%
(a)
1011778 BC Unlimited Liability Co., Term Loan
B5 , (1-mo. CME Term SOFR + 2.25%),
7.58%
,
09/20/30 .................. 2,373 2,370,209
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR + 3.75%),
9.19%
,
02/02/26 .................. 2,633 2,532,264
Alterra Mountain Co., Term Loan B , 05/31/30
(f) (p)
244 244,915
Alterra Mountain Co., Term Loan B3 ,
(1-mo. CME Term SOFR + 3.75%),
9.18%
,
05/31/30
(f)
................. 167 167,365
Bally's Corp., Facility Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.83%
,
10/02/28 .................. 1,680 1,575,101
Caesars Entertainment, Inc., Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.66%
,
02/06/30 ............ 1,120 1,122,303
Caesars Entertainment, Inc., Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.04%
,
02/06/31 ............ 5,551 5,551,000
Carnival Corp., Term Loan , (1-mo. CME
Term SOFR at 0.75% Floor + 3.00%),
8.32%
,
08/09/27 .................. 1,580 1,581,245
Churchill Downs, Inc., Term Loan B ,
(1-mo. CME Term SOFR + 2.00%),
7.43%
,
03/17/28 .................. 1,980 1,979,070
CML Lake Tahoe Resort Hotel, Term Loan ,
(1-mo. CME Term SOFR + 2.90%),
8.34%
,
10/25/26
(f)
................. 7,532 7,285,490
Fertitta Entertainment LLC, Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.08%
,
01/27/29 ............ 5,524 5,534,129
Flutter Entertainment plc, Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
7.56%
,
11/25/30 .................. 3,955 3,952,952
Four Seasons Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 2.00%), 7.43%
,
11/30/29 ....... 3,957 3,958,856

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Hilton Domestic Operating Co., Inc., Term Loan
B4 , (1-mo. CME Term SOFR + 2.00%),
7.43%
,
11/08/30 .................. USD 3,163 $ 3,167,616
IRB Holding Corp., Term Loan B , (1-mo. CME
Term SOFR at 0.75% Floor + 2.75%),
8.18%
,
12/15/27 .................. 3,490 3,488,875
Light & Wonder International, Inc., Term Loan
B1 , (1-mo. CME Term SOFR at 0.50% Floor
+ 2.75%), 8.08%
,
04/14/29 ........... 1,736 1,737,550
Packers Holdings LLC, Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
8.68%
,
03/09/28 .................. 1,108 702,066
Penn Entertainment, Inc., Facility Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.18%
,
05/03/29 ............ 2,763 2,763,623
Playa Resorts Holding BV, Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.58%
,
01/05/29 .................. 648 649,381
Seaworld Parks & Entertainment, Inc., Term
Loan B2 , (1-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 7.83%
,
08/25/28 ....... 804 802,396
Station Casinos LLC, Term Loan B , 03/14/31
(p)
3,571 3,564,108
Whatabrands LLC, Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 3.25%),
8.69%
,
08/03/28 .................. 3,796 3,796,072
Wyndham Hotels & Resorts, Inc., Term Loan
B , (1-mo. CME Term SOFR + 2.25%),
7.68%
,
05/24/30 .................. 907 909,090
59,435,676
Household Durables — 0.1%
(a)
ACProducts Holdings, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 0.00%),
9.80%
,
05/17/28 .................. 2,130 1,936,724
Hunter Douglas Holding BV, Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.82%
,
02/26/29 ............ 3,695 3,646,016
Serta Simmons Bedding LLC, Term Loan ,
(3-mo. CME Term SOFR at 1.00% Floor +
7.50%), 12.92%
,
06/29/28 ............ 658 587,533
SWF Holdings I Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.44%
,
10/06/28 ............ 3,169 2,902,532
Weber-Stephen Products LLC, Term Loan B ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.69%
,
10/30/27 ............ 4,296 3,960,565
13,033,370
Household Products — 0.0%
Energizer Holdings, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
7.69%
,
12/22/27
(a)
................. 524 522,814
Independent Power and Renewable Electricity Producers
— 0.0%
(a)
Calpine Construction Finance Co. LP, Term
Loan , (1-mo. CME Term SOFR + 2.25%),
7.58%
,
07/31/30 .................. 1,027 1,025,877
Calpine Corp., Term Loan , (1-mo. CME Term
SOFR + 2.00%), 7.33%
,
01/31/31 ...... 483 480,030
Constellation Renewables LLC, Term Loan ,
(3-mo. CME Term SOFR at 1.00% Floor +
2.50%), 8.10%
,
12/15/27 ............ 1,903 1,902,784
3,408,691
Security
Par (000)
Par (000) Value
Industrial Conglomerates — 0.0%
EMRLD Borrower LP, Term Loan B ,
(3-mo. CME Term SOFR + 2.50%),
7.79%
,
05/31/30
(a)
................. USD 3,165 $ 3,161,894
Insurance — 0.3%
(a)
Alliant Holdings Intermediate LLC, Term Loan
B6 , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 8.83%
,
11/06/30 ........... 6,694 6,719,272
AmWINS Group, Inc., Term Loan
(1-mo. CME Term SOFR at 0.75% Floor +
2.25%), 7.69% , 02/19/28 .......... 3,166 3,165,003
(1-mo. CME Term SOFR at 0.75% Floor +
2.75%), 8.08% , 02/19/28 .......... 476 476,437
AssuredPartners, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.94% , 02/12/27 .......... 3,359 3,361,755
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.80% , 02/14/31 .......... 1,191 1,192,119
Baldwin Risk Partners LLC, Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.94%
,
10/14/27 ............ 735 733,216
Hub International Ltd., Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
8.57%
,
06/20/30 .................. 5,148 5,148,943
Jones DesLauriers Insurance Management,
Inc., 1st Lien Term Loan , (3-mo. CME Term
SOFR + 3.50%), 8.80%
,
03/15/30 ...... 1,136 1,134,932
Ryan Specialty Group LLC, Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 2.75%),
8.08%
,
09/01/27 .................. 2,759 2,760,695
Truist Insurance Holdings, LLC, Term Loan B ,
03/24/31
(p)
...................... 4,225 4,217,944
USI, Inc., Term Loan , (3-mo. CME Term SOFR
+ 3.25%), 8.55%
,
09/27/30 ........... 1,102 1,102,802
USI, Inc., Term Loan B , (3-mo. CME Term
SOFR + 3.00%), 8.30%
,
11/22/29 ....... 3,952 3,951,761
33,964,879
IT Services — 0.2%
(a)
Asurion LLC, 2nd Lien Term Loan B3 ,
(1-mo. CME Term SOFR + 5.25%),
10.69%
,
01/31/28 ................. 1,054 945,965
Asurion LLC, 2nd Lien Term Loan B4 ,
(1-mo. CME Term SOFR + 5.25%),
10.69%
,
01/20/29 ................. 618 550,502
Asurion LLC, Term Loan B11 , (1-mo. CME Term
SOFR + 4.25%), 9.68%
,
08/19/28 ...... 1,645 1,584,941
Asurion LLC, Term Loan B8 , (1-mo. CME Term
SOFR + 3.25%), 8.69%
,
12/23/26 ...... 2,159 2,111,731
Camelot US Acquisition LLC, Term Loan ,
(1-mo. CME Term SOFR + 2.75%),
8.08%
,
01/31/31 .................. 3,964 3,960,628
Central Parent LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR + 4.00%),
9.31%
,
07/06/29 .................. 4,345 4,355,865
Go Daddy Operating Co. LLC, Term Loan
B4 , (1-mo. CME Term SOFR + 2.00%),
7.44%
,
08/10/27 .................. 3,158 3,158,241
Go Daddy Operating Co. LLC, Term Loan
B6 , (1-mo. CME Term SOFR + 2.00%),
7.33%
,
11/09/29 .................. 1,446 1,444,441
Magenta Buyer LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
5.00%), 10.57%
,
07/27/28 ............ 897 527,657

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
IT Services (continued)
Magenta Buyer LLC, 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
8.25%), 13.82%
,
07/27/29 ............ USD 1,736 $ 503,295
Sedgwick Claims Management Services, Inc.,
Term Loan , (1-mo. CME Term SOFR +
3.75%), 9.08%
,
02/24/28 ............ 4,733 4,739,988
Venga Finance SARL, Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 4.75%),
10.35%
,
06/28/29 ................. 1,013 1,010,650
24,893,904
Leisure Products — 0.0%
(a)
Fender Musical Instruments Corp., Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.43%
,
12/01/28 ............ 661 648,657
Hayward Industries, Inc., 1st Lien Term Loan ,
05/30/28
(p)
...................... 788 788,345
1,437,002
Life Sciences Tools & Services — 0.1%
(a)
Avantor Funding, Inc., Term Loan B5 , (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
7.70%
,
11/08/27 .................. 1,032 1,032,194
Fortrea Holdings, Inc., Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.08%
,
07/01/30 .................. 942 944,697
Icon Public Limited Co., Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 7.31% , 07/03/28 .......... 1,689 1,692,243
Iqvia, Inc., Term Loan B4 , (3-mo. CME Term
SOFR + 2.00%), 7.31%
,
01/02/31 ...... 1,653 1,659,353
Maravai Intermediate Holdings LLC, Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 8.31%
,
10/19/27 ............ 2,019 1,981,019
Parexel International, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.69%
,
11/15/28 ............. 3,940 3,947,790
Star Parent, Inc., Term Loan , (3-mo. CME Term
SOFR + 4.00%), 9.31%
,
09/27/30 ...... 1,442 1,432,267
12,689,563
Machinery — 0.4%
(a)
Albion Financing 3 SARL, Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 5.25%),
10.80%
,
08/17/26 ................. 2,368 2,374,330
Barnes Group Inc., Term Loan , (1-mo. CME
Term SOFR + 2.50%), 7.80%
,
08/30/30 ... 926 926,292
Clark Equipment Co., Term Loan B , 04/20/29
(p)
952 952,716
Columbus McKinnon Corp., Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
7.81%
,
05/14/28
(f)
................. 795 796,322
Filtration Group Corp., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.94% , 10/21/28 .......... 1,610 1,612,139
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 9.69% , 10/21/28 .......... 2,363 2,368,646
Gardner Denver, Inc., Term Loan B2 ,
(1-mo. CME Term SOFR + 1.75%),
7.18%
,
03/01/27 .................. 2,053 2,055,715
Gates Global LLC, Term Loan B3 , (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
7.93%
,
03/31/27 .................. 1,707 1,708,727
Generac Power Systems, Inc., Term Loan ,
(1-mo. CME Term SOFR + 1.75%),
7.18%
,
12/13/26 .................. 325 324,188
Security
Par (000)
Par (000) Value
Machinery (continued)
Husky Injection Molding Systems Ltd., Term
Loan , (1-mo. CME Term SOFR + 3.00%),
8.44%
,
03/28/25 .................. USD 2,897 $ 2,893,160
Husky Injection Molding Systems Ltd., Term
Loan B , 02/01/29
(p)
................. 3,162 3,168,566
Indicor LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
9.30%
,
11/22/29 .................. 3,540 3,558,966
Ingersoll-Rand Services Co., Term Loan B1 ,
(1-mo. CME Term SOFR at 0.00% Cap +
1.75%), 7.18%
,
03/01/27 ............ 539 539,870
Madison IAQ LLC, Term Loan , (1-mo.
LIBOR USD at 0.50% Floor + 3.25%),
8.69%
,
06/21/28 .................. 3,191 3,183,876
Osmosis Buyer Ltd., Delayed Draw Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
0.00%), 4.25% - 9.58%
,
07/31/28 ....... 1,268 1,272,769
SPX Flow, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 4.50%),
9.93%
,
04/05/29 .................. 2,758 2,767,126
TK Elevator Midco GmbH, Facility Term Loan
B1 , 07/30/27
(p)
.................... 6,031 6,048,770
Vertiv Group Corp., Term Loan B1 , (1-mo. CME
Term SOFR + 2.50%), 7.94%
,
03/02/27 ... 2,672 2,675,970
WEC US Holdings Ltd., Term Loan , (1-mo. CME
Term SOFR + 2.75%), 8.08%
,
01/27/31 ... 1,740 1,737,477
40,965,625
Media — 0.1%
(a)
AVSC Holding Corp., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 1.00% Floor +
3.00%), 8.68%
,
03/03/25 ............ 1,230 1,230,283
Charter Communications Operating LLC, Term
Loan B4 , (3-mo. CME Term SOFR + 2.00%),
7.30%
,
12/07/30 .................. 1,210 1,197,092
Clear Channel Outdoor Holdings, Inc., Term
Loan B , (1-mo. CME Term SOFR + 3.50%),
9.07%
,
08/21/26 .................. 656 654,756
CSC Holdings LLC, Term Loan , (1-mo. LIBOR
USD + 2.50%), 7.94%
,
04/15/27 ....... 1,234 1,108,202
DirecTV Financing LLC, Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 5.00%),
10.44%
,
08/02/27 ................. 913 913,136
ECL Entertainment LLC, Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 4.75%),
10.08%
,
09/03/30 ................. 530 531,793
Learfield Communications LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 2.00%
Floor + 5.50%), 10.83% 06/30/28 ....... 901 895,589
Voyage Digital Ltd., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
9.32%
,
05/11/29
(f)
................. 1,246 1,247,278
Ziggo Financing Partnership, Facility Term
Loan I , (1-mo. CME Term SOFR + 2.50%),
7.94%
,
04/30/28 .................. 1,087 1,070,499
8,848,628
Oil, Gas & Consumable Fuels — 0.2%
(a)
Ecopetrol SA, Term Loan , (1-mo. CME Term
SOFR + 0.00%), 10.11%
,
09/06/30
(f)
..... 3,000 3,090,000
Freeport LNG investments LLLP, Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 9.08%
,
12/21/28 ............ 4,791 4,752,446

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
GIP Pilot Acquisition Partners LP, Term
Loan , (3-mo. CME Term SOFR + 3.00%),
8.31%
,
10/04/30 .................. USD 280 $ 280,630
M6 ETX Holdings II Midco LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.93%
,
09/19/29 ............ 316 316,410
Medallion Midland Acquisition LP, Term
Loan , (3-mo. CME Term SOFR + 3.50%),
8.83%
,
10/18/28 .................. 2,765 2,767,356
Murphy Oil USA, Inc., Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
7.19%
,
01/31/28 .................. 761 762,907
New Fortress Energy Inc., Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 5.00%),
10.32%
,
10/30/28 ................. 2,366 2,371,985
Oryx Midstream Services Permian Basin LLC,
Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 3.00%), 8.44%
,
10/05/28 .. 2,362 2,369,544
16,711,278
Passenger Airlines — 0.1%
(a)
AAdvantage Loyalty IP Ltd., Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 4.75%),
10.33%
,
04/20/28 ................. 1,687 1,749,703
Air Canada, Term Loan B , (3-mo. CME Term
SOFR + 2.50%), 7.83%
,
03/14/31 ...... 1,982 1,983,249
American Airlines, Inc., Term Loan
(6-mo. CME Term SOFR + 1.75%),
7.07% , 01/29/27 ................ 1,846 1,842,475
(6-mo. CME Term SOFR + 2.75%),
8.60% , 02/15/28 ................ 1,130 1,129,146
(6-mo. CME Term SOFR + 3.50%),
8.77% , 06/04/29 ................ 618 619,545
Mileage Plus Holdings LLC, Term Loan , (3-mo.
CME Term SOFR at 1.00% Floor + 5.25%),
10.73%
,
06/21/27 ................. 2,306 2,371,829
United AirLines, Inc., Term Loan B , (3-mo. CME
Term SOFR + 2.75%), 8.08%
,
02/22/31 ... 1,985 1,984,682
WestJet Airlines Ltd., Term Loan , (1-mo. CME
Term SOFR at 1.00% Floor + 3.00%),
8.43%
,
12/11/26 .................. 118 117,479
11,798,108
Pharmaceuticals — 0.2%
(a)
Amneal Pharmaceuticals LLC, Term Loan ,
(1-mo. CME Term SOFR + 5.50%),
10.83%
,
05/04/28 ................. 1,579 1,574,287
Amynta Agency Borrower, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR + 4.25%),
9.55%
,
02/28/28 .................. 2,205 2,211,637
Bausch Health Cos., Inc., Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 5.25%),
10.68%
,
02/01/27 ................. 974 758,367
Catalent Pharma Solutions, Inc., Term Loan B3 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 7.44%
,
02/22/28 ............ 2,598 2,594,802
Elanco Animal Health, Inc., Term Loan ,
(1-mo. CME Term SOFR + 1.75%),
7.20%
,
08/01/27 .................. 2,384 2,373,906
Jazz Pharmaceuticals plc, Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor +
0.00%), 8.40%
,
05/05/28 ............ 3,150 3,165,298
Organon & Co., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 3.00%),
8.43%
,
06/02/28 .................. 1,904 1,910,003
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Perrigo Co. plc, Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.68%
,
04/20/29 .................. USD 944 $ 938,702
Precision Medicine Group LLC, Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.00%), 8.40%
,
11/18/27 ............. 1,201 1,184,819
16,711,821
Professional Services — 0.3%
(a)
AlixPartners LLP, Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 2.50%),
7.94%
,
02/04/28 .................. 1,969 1,970,871
CoreLogic, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.94%
,
06/02/28 .................. 4,855 4,735,908
Dayforce, Inc., Term Loan , (1-mo. CME Term
SOFR + 2.50%), 7.83%
,
03/03/31 ...... 2,774 2,768,813
Dun & Bradstreet Corp. (The), Term Loan
B2 , (1-mo. CME Term SOFR + 2.75%),
8.08%
,
01/18/29 .................. 8,293 8,289,109
Element Materials Technology Group US
Holdings, Inc., Delayed Draw 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 9.66%
,
07/06/29 ....... 678 677,464
Element Materials Technology Group US
Holdings, Inc., Term Loan B , (3-mo. CME
Term SOFR at 0.50% Floor + 4.25%),
9.66%
,
07/06/29 .................. 1,462 1,460,806
FleetCor Technologies Operating Co. LLC, Term
Loan B4 , (1-mo. CME Term SOFR + 1.75%),
7.18%
,
04/28/28 .................. 2,769 2,766,327
Galaxy US Opco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.75%), 10.06%
,
04/29/29
(f)
........... 1,232 1,111,899
Maximus, Inc., Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 0.00%),
7.40%
,
05/28/28 .................. 636 636,269
Trans Union LLC, Term Loan B5 , (1-mo. CME
Term SOFR + 1.75%), 7.18%
,
11/16/26 ... 1,120 1,118,514
Trans Union LLC, Term Loan B7 , (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
7.33%
,
12/01/28 .................. 3,963 3,958,604
VS Buyer LLC, Term Loan , (6-mo. CME Term
SOFR + 3.25%), 8.58%
,
02/28/27 ...... 2,533 2,531,164
32,025,748
Real Estate Management & Development — 0.0%
Cushman & Wakefield US Borrower LLC, Term
Loan
(a)
(1-mo. CME Term SOFR + 2.75%),
8.19% , 08/21/25 ................ 103 102,453
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.68% , 01/31/30 .......... 1,110 1,106,227
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.33% , 01/31/30
(f)
.......... 507 507,363
1,716,043
Semiconductors & Semiconductor Equipment — 0.0%
(a)
MKS Instruments, Inc., Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.82%
,
08/17/29 .................. 2,773 2,770,783
Synaptics, Inc., Term Loan , (3-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.84%
,
12/02/28 .................. 715 713,101
3,483,884

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software — 0.6%
(a)
Applied Systems, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR + 3.50%),
8.81%
,
02/24/31 .................. USD 4,726 $ 4,752,381
Barracuda Parent LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.81%
,
08/15/29 ............ 584 579,833
CCC Intelligent Solutions, Inc., Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.69%
,
09/21/28 ............ 2,779 2,774,478
Cloud Software Group, Inc., 1st Lien Term
Loan , 03/21/31
(p)
.................. 1,593 1,582,056
Cloud Software Group, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.91%
,
03/30/29 ............ 7,969 7,926,788
Cloudera, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.18%
,
10/08/28 .................. 1,030 1,025,009
Cloudera, Inc., 2nd Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.43%
,
10/08/29 ................. 1,397 1,383,030
Delta Topco, Inc., 2nd Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 7.25%),
12.62%
,
12/01/28 ................. 394 394,493
Ellucian Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.93%
,
10/09/29 ............ 3,935 3,949,678
Epicor Software Corp., Term Loan C , (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
8.69%
,
07/30/27 .................. 884 886,503
Gen Digital, Inc., Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
7.43%
,
09/12/29 .................. 1,661 1,659,511
Genesys Cloud Services Holdings I LLC, Term
Loan
12/01/27
(p)
...................... 3,521 3,528,440
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.19% , 12/01/27 .......... 1,084 1,087,393
Helios Software Holdings, Inc., Term Loan ,
07/18/30
(p)
...................... 798 789,525
Informatica LLC, Term Loan , (1-mo. CME Term
SOFR + 2.75%), 8.19%
,
10/27/28 ...... 3,559 3,557,665
McAfee Corp., Term Loan B1 , (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
9.18%
,
03/01/29 .................. 3,801 3,788,595
MH Sub I LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR + 4.25%), 9.58%
,
05/03/28 ... 3,183 3,160,577
MH Sub I LLC, 2nd Lien Term Loan ,
(1-mo. CME Term SOFR + 6.25%),
11.58%
,
02/23/29 ................. 1,769 1,697,976
Proofpoint, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.69%
,
08/31/28 .................. 5,147 5,146,680
RealPage, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.44%
,
04/24/28 .................. 6,087 5,917,470
Severin Acquisition LLC, 1st Lien Term Loan ,
08/01/27
(p)
...................... 1,580 1,581,643
SS&C Technologies Holdings, Inc., Term Loan
B3 , (1-mo. CME Term SOFR + 1.75%),
7.19%
,
04/16/25 .................. 791 790,963
SS&C Technologies Holdings, Inc., Term Loan
B4 , (1-mo. CME Term SOFR + 1.75%),
7.19%
,
04/16/25 .................. 747 746,773
Security
Par (000)
Par (000) Value
Software (continued)
UKG Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR + 3.50%), 8.81%
,
02/10/31 ... USD 3,866 $ 3,884,466
UKG, Inc., 2nd Lien Term Loan , (3-mo. CME
Term SOFR at 0.50% Floor + 5.25%),
10.68%
,
05/03/27 ................. 939 945,794
Voyage Australia Pty Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 9.08%
,
07/20/28 ............ 287 287,331
63,825,051
Specialty Retail — 0.1%
(a)
EG Group Ltd., Facility Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
10.03%
,
03/31/26
(f)
................ 609 607,964
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.75% Floor + 3.75%), 9.08%
,
05/04/28 .. 3,952 3,954,204
PetSmart LLC, Term Loan , (1-mo. CME
Term SOFR at 0.75% Floor + 3.75%),
9.18%
,
02/11/28 .................. 3,178 3,167,144
Restoration Hardware, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.94% , 10/20/28 .......... 544 528,868
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.68% , 10/20/28 .......... 1,125 1,101,977
RVR Dealership Holdings LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.18%
,
02/08/28 ............ 200 186,645
9,546,802
Textiles, Apparel & Luxury Goods — 0.0%
(a)
Crocs, Inc., Term Loan , (3-mo. CME Term
SOFR at 0.50% Floor + 2.25%), 7.55% -
7.58%
,
02/20/29 .................. 635 636,336
Hanesbrands, Inc., Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
9.08%
,
03/08/30 .................. 428 427,737
1,064,073
Trading Companies & Distributors — 0.1%
(a)
Beacon Roofing Supply, Inc., Term Loan ,
(1-mo. CME Term SOFR + 2.25%),
7.33%
,
05/19/28 .................. 1,138 1,138,432
Core & Main LP, Term Loan B , (1-mo.
CME Term SOFR + 2.50%), 7.93% -
8.06%
,
07/27/28 .................. 3,966 3,957,886
Core & Main LP, Term Loan C , (3-mo. CME
Term SOFR + 2.25%), 7.56%
,
02/09/31 ... 649 646,566
Foundation Building Materials, Inc., Term
Loan , (3-mo. CME Term SOFR + 4.00%),
9.31%
,
01/29/31 .................. 3,155 3,166,043
SRS Distribution, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.68% , 06/02/28 .......... 673 676,465
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.94% , 06/02/28 .......... 3,961 3,985,369
TMK Hawk Parent Corp., Term Loan B , (1-mo.
CME Term SOFR at 1.00% Floor + 5.25%),
10.58%
,
06/30/29
(f)
................ 1,304 1,115,239
14,686,000
Transportation Infrastructure — 0.0%
(a)
Apple Bidco LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.19% , 09/22/28 .......... 1,422 1,419,431

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Transportation Infrastructure (continued)
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.83% , 09/22/28 .......... USD 1,098 $ 1,100,490
OLA Netherlands BV, Term Loan , (1-mo. CME
Term SOFR at 0.75% Floor + 6.25%),
11.68%
,
12/15/26
(f)
................. 1,258 1,250,232
Rand Parent LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR + 4.25%),
9.56%
,
03/17/30 .................. 492 492,677
4,262,830
Wireless Telecommunication Services — 0.0%
(a)
Gogo Intermediate Holdings LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.19%
,
04/30/28 ............ 1,114 1,111,510
SBA Senior Finance II LLC, Term Loan ,
(1-mo. CME Term SOFR + 2.00%),
7.34%
,
01/25/31 .................. 1,981 1,983,881
3,095,391
Total Floating Rate Loan Interests — 7 .3%
(Cost: $ 839,481,486 ) .............................. 814,275,694
Foreign Agency Obligations
Brazil — 0.0%
Centrais Eletricas Brasileiras SA , 3.63%
,
02/04/25
(c)
...................... 610 595,703
Chile — 0.0%
Banco del Estado de Chile , 2.70%
,
01/09/25
(c)
1,245 1,214,653
Corp. Nacional del Cobre de Chile
3.63% , 08/01/27
(c)
................. 500 472,187
3.75% , 01/15/31
(b)
................. 491 436,837
Empresa Nacional del Petroleo , 6.15%
,
05/10/33
(b)
...................... 656 660,715
2,784,392
Denmark — 0.0%
Orsted A/S
(a)(c)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 2.14%), 2.50% ,
02/18/3021 .................... GBP 886 808,611
(5-Year EURIBOR ICE Swap Rate +
2.59%), 5.13% , 03/14/3024 ......... EUR 400 432,869
1,241,480
Finland — 0.0%
Finnair OYJ , 4.25%
,
05/19/25
(c)
.......... 500 531,334
France — 0.1%
Electricite de France SA
(a)(c)(k)
(6-Year EUR Swap Annual + 3.44%), 4.00% 900 963,683
(12-Year EUR Swap Annual + 3.79%),
5.38% ....................... 1,200 1,288,318
(13-Year GBP Swap Semi + 4.23%), 6.00% GBP 200 245,614
(5-Year EURIBOR ICE Swap Rate +
3.37%), 2.88% ................. EUR 600 600,354
(5-Year EUR Swap Annual + 3.20%), 3.00% 1,000 988,639
(5-Year EUR Swap Annual + 3.97%), 3.38% 3,400 3,200,042
7,286,650
Hungary — 0.0%
Magyar Export-Import Bank Zrt. , 6.13%
,
12/04/27
(b)
...................... USD 1,201 1,208,506
Indonesia — 0.0%
Pertamina Persero PT , 3.10%
,
08/27/30
(c)
... 1,275 1,126,781
Security
Par (000)
Par (000) Value
Ireland — 0.1%
AIB Group plc
(a)(c)(k)
(5-Year EUR Swap Annual + 5.70%), 5.25% EUR 5,279 $ 5,652,398
(5-Year EUR Swap Annual + 6.63%), 6.25% 5,653 6,060,622
11,713,020
Italy — 0.1%
(a)(c)
Banca Monte dei Paschi di Siena SpA , (3-mo.
EURIBOR + 3.21%), 6.75%
,
03/02/26 .... 2,106 2,303,299
Poste Italiane SpA , (5-Year EURIBOR ICE
Swap Rate + 2.68%), 2.63%
(k)
......... 1,275 1,196,714
3,500,013
Mexico — 0.1%
Comision Federal de Electricidad , 4.69%
,
05/15/29
(b)
...................... USD 723 679,168
Petroleos Mexicanos
6.88% , 08/04/26 .................. 3,271 3,173,688
8.75% , 06/02/29 .................. 702 685,141
5.95% , 01/28/31 .................. 1,858 1,489,001
6.70% , 02/16/32 .................. 3,591 2,989,508
6.75% , 09/21/47 .................. 309 204,249
9,220,755
Morocco — 0.0%
OCP SA , 3.75%
,
06/23/31
(c)
............. 1,309 1,107,846
Panama — 0.0%
(b)
Aeropuerto Internacional de Tocumen SA
4.00% , 08/11/41 .................. 1,225 901,334
5.13% , 08/11/61 .................. 769 559,928
Banco Latinoamericano de Comercio Exterior
SA , 2.38%
,
09/14/25 ............... 608 574,560
2,035,822
Poland — 0.0%
Bank Gospodarstwa Krajowego
(b)
6.25% , 10/31/28 .................. 466 486,411
5.38% , 05/22/33 .................. 747 743,265
1,229,676
Turkey — 0.0%
Turkiye Varlik Fonu Yonetimi A/S , 8.25%
,
02/14/29
(c)
...................... 429 437,580
Total Foreign Agency Obligations — 0 .4%
(Cost: $ 46,159,294 ) ............................... 44,019,558
Foreign Government Obligations
Bahrain — 0.0%
Kingdom of Bahrain
(c)
7.38% , 05/14/30 .................. 572 594,701
5.45% , 09/16/32 .................. 480 439,650
7.50% , 09/20/47 .................. 636 609,169
1,643,520
Brazil — 0.0%
Federative Republic of Brazil , 7.13%
,
05/13/54 899 906,192
Chile — 0.0%
Republic of Chile , 3.10%
,
05/07/41 ........ 1,509 1,116,570
Colombia — 0.1%
Republic of Colombia
3.88% , 03/22/26 .................. EUR 222 236,185
3.88% , 04/25/27 .................. USD 1,179 1,108,850
3.25% , 04/22/32 .................. 896 697,088
8.00% , 04/20/33 .................. 1,035 1,092,960
8.00% , 11/14/35 .................. 439 460,950

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Colombia (continued)
8.75% , 11/14/53 .................. USD 253 $ 274,378
3,870,411
Costa Rica — 0.0%
Republic of Costa Rica , 6.55%
,
04/03/34
(c)
... 553 572,355
Dominican Republic — 0.1%
Dominican Republic Government Bond
5.95% , 01/25/27
(c)
................. 550 546,700
5.50% , 02/22/29
(b)
................. 557 539,176
5.50% , 02/22/29
(c)
................. 719 695,992
7.05% , 02/03/31
(b)
................. 681 705,261
4.88% , 09/23/32
(b)
................. 564 505,661
5.30% , 01/21/41
(c)
................. 433 368,185
3,360,975
Egypt — 0.0%
Arab Republic of Egypt
6.38% , 04/11/31
(b)
................. EUR 479 428,434
7.63% , 05/29/32
(c)
................. USD 1,050 895,453
1,323,887
Guatemala — 0.0%
Republic of Guatemala
5.25% , 08/10/29
(c)
................. 511 494,802
5.25% , 08/10/29
(b)
................. 767 742,688
7.05% , 10/04/32
(b)
................. 1,076 1,141,905
3.70% , 10/07/33
(c)
................. 484 399,990
6.60% , 06/13/36
(b)
................. 544 555,730
3,335,115
Hungary — 0.0%
Hungary Government Bond
5.25% , 06/16/29
(b)
................. 1,125 1,113,750
5.38% , 09/12/33
(c)
................. EUR 1,109 1,261,795
5.50% , 03/26/36
(b)
................. USD 575 558,648
2,934,193
Ivory Coast — 0.0%
Republic of Cote d'Ivoire
6.38% , 03/03/28
(c)
................. 1,882 1,857,299
5.88% , 10/17/31
(c)
................. EUR 396 394,114
8.25% , 01/30/37
(b)
................. USD 403 403,504
2,654,917
Mexico — 0.1%
United Mexican States
3.75% , 01/11/28 .................. 601 571,513
4.50% , 04/22/29 .................. 1,066 1,031,355
6.35% , 02/09/35 .................. 382 394,654
4.75% , 03/08/44 .................. 1,096 916,530
6.34% , 05/04/53 .................. 963 952,467
6.40% , 05/07/54 .................. 609 608,429
4,474,948
Morocco — 0.0%
Kingdom of Morocco
2.38% , 12/15/27
(c)
................. 566 504,447
5.95% , 03/08/28
(b)
................. 412 416,635
921,082
Nigeria — 0.0%
Federal Republic of Nigeria
8.38% , 03/24/29
(b)
................. 716 698,324
7.63% , 11/28/47
(c)
................. 1,534 1,193,164
1,891,488
Security
Par (000)
Par (000) Value
North Macedonia — 0.0%
Republic of North Macedonia , 6.96%
,
03/13/27
(c)
...................... EUR 498 $ 562,452
Oman — 0.0%
(c)
Oman Government Bond , 6.50%
,
03/08/47 .. USD 953 960,743
Oman Sovereign Sukuk SAOC , 4.40%
,
06/01/24 ....................... 1,165 1,160,631
2,121,374
Panama — 0.0%
Republic of Panama
2.25% , 09/29/32 .................. 1,242 879,957
8.00% , 03/01/38 .................. 330 345,180
6.85% , 03/28/54 .................. 892 805,922
2,031,059
Paraguay — 0.0%
Republic of Paraguay
(c)
5.00% , 04/15/26 .................. 235 231,562
2.74% , 01/29/33 .................. 526 425,731
5.60% , 03/13/48 .................. 423 384,534
1,041,827
Peru — 0.0%
Republic of Peru
7.35% , 07/21/25 .................. 958 981,651
3.00% , 01/15/34 .................. 1,530 1,254,122
2,235,773
Philippines — 0.0%
Republic of Philippines
3.70% , 03/01/41 .................. 629 519,515
2.95% , 05/05/45 .................. 715 502,511
1,022,026
Poland — 0.0%
Republic of Poland
5.75% , 11/16/32 .................. 867 907,671
5.50% , 04/04/53 .................. 562 561,837
1,469,508
Romania — 0.1%
Romania Government Bond
5.25% , 11/25/27
(b)
................. 698 688,184
2.88% , 03/11/29
(c)
................. EUR 1,301 1,294,368
2.50% , 02/08/30
(c)
................. 1,225 1,168,782
2.12% , 07/16/31
(c)
................. 1,229 1,083,929
7.63% , 01/17/53
(b)
................. USD 252 279,720
4,514,983
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia
3.25% , 11/17/51
(c)
................. 1,818 1,223,741
5.00% , 01/18/53
(b)
................. 1,520 1,360,400
2,584,141
South Africa — 0.0%
Republic of South Africa
4.85% , 09/30/29 .................. 466 417,653
5.88% , 04/20/32 .................. 924 832,755
1,250,408
Ukraine — 0.0%
Ukraine Government Bond
(e)(l)
8.99% , 02/01/26
(c)
................. 748 282,370
7.25% , 03/15/35
(b)
................. 689 200,155
482,525

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Uruguay — 0.0%
Oriental Republic of Uruguay , 5.75%
,
10/28/34 USD 595 $ 628,177
Uzbekistan — 0.0%
Republic of Uzbekistan International Bond ,
7.85%
,
10/12/28
(b)
................. 522 545,979
Total Foreign Government Obligations — 0 .4%
(Cost: $ 50,943,275 ) ............................... 49,495,885
Shares
Shares
Investment Companies
(q)
iShares Core Dividend Growth ETF ....... 7,316,471 424,794,306
iShares iBoxx $ High Yield Corporate Bond
ETF
(g)
......................... 2,987,634 232,228,791
Total Investment Companies — 5 .8%
(Cost: $ 610,540,027 ) .............................. 657,023,097
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.1%
Adjustable Rate Mortgage Trust
(a)
Series 2005-8, Class 2A1, 4.49%, 11/25/35 1,203 1,015,044
Series 2005-8, Class 7A2, (1-mo. CME Term
SOFR at 0.28% Floor and 11.00% Cap +
0.67%), 6.00%, 11/25/35 ........... 416 399,568
Series 2005-9, Class 5A1, (1-mo. CME Term
SOFR at 0.27% Floor and 11.00% Cap +
0.65%), 5.98%, 11/25/35 ........... 169 166,907
Alternative Loan Trust
Series 2005-16, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 1.65% Floor + 1.65%), 6.73%,
06/25/35
(a)
.................... 369 318,557
Series 2005-36, Class 2A1A, (1-mo. CME
Term SOFR at 0.62% Floor and 11.00%
Cap + 0.73%), 5.75%, 08/25/35
(a)
..... 897 812,681
Series 2005-61, Class 1A1, (1-mo. CME
Term SOFR at 0.52% Floor + 0.63%),
5.70%, 12/25/35
(a)
............... 162 140,870
Series 2005-63, Class 3A3, 4.70%,
11/25/35
(a)
.................... 1,521 1,333,659
Series 2005-63, Class 5A1, 4.62%,
12/25/35
(a)
.................... 26 24,146
Series 2005-64CB, Class 1A1, 5.50%,
12/25/35 ..................... 41 35,395
Series 2005-76, Class 2A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 1.00% Floor +
1.00%), 6.09%, 02/25/36
(a)
......... 3,385 2,936,911
Series 2006-11CB, Class 1A5, 6.00%,
05/25/36 ..................... 604 335,860
Series 2006-15CB, Class A1, 6.50%,
06/25/36 ..................... 967 447,305
Series 2006-20CB, Class A9, 6.00%,
07/25/36 ..................... 437 185,722
Series 2006-2CB, Class A6, 5.50%,
03/25/36 ..................... 675 271,549
Series 2006-45T1, Class 1A10, 6.00%,
02/25/37 ..................... 2,643 1,062,958
Series 2006-45T1, Class 2A2, 6.00%,
02/25/37 ..................... 1,708 915,346
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2006-7CB, Class 1A6, 6.00%,
05/25/36 ..................... USD 766 $ 416,023
Series 2006-9T1, Class A7, 6.00%, 05/25/36 308 121,889
Series 2006-J7, Class 2A1, (1-mo. LIBOR
USD at 1.50% Floor + 1.50%), 6.94%,
11/20/46
(a)
.................... 2,916 2,170,957
Series 2006-J8, Class A5, 6.00%, 02/25/37 1,193 509,306
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 1.73% Floor and
2.00% Cap + 1.73%), 6.82%, 11/25/46
(a)
4,604 3,570,731
Series 2006-OA14, Class 2A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
5.82%, 11/25/46
(a)
............... 1,957 1,796,473
Series 2006-OA14, Class 3A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.85% Floor
and 999.00% Cap + 0.85%), 5.94%,
11/25/46
(a)
.................... 6,298 5,509,147
Series 2006-OA16, Class A2, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
5.82%, 10/25/46
(a)
............... 263 234,700
Series 2006-OA2, Class A1, (1-mo. CME
Term SOFR at 0.42% Floor + 0.53%),
5.86%, 05/20/46
(a)
............... 1,151 960,238
Series 2006-OA3, Class 2A1, (1-mo. CME
Term SOFR at 0.42% Floor + 0.53%),
5.86%, 05/25/36
(a)
............... 5,775 5,053,560
Series 2006-OA8, Class 1A1, (1-mo. CME
Term SOFR at 0.19% Floor + 0.49%),
5.82%, 07/25/46
(a)
............... 7,810 6,569,536
Series 2007-12T1, Class A22, 5.75%,
06/25/37 ..................... 1,729 765,647
Series 2007-12T1, Class A5, 6.00%,
06/25/37 ..................... 384 176,796
Series 2007-15CB, Class A7, 6.00%,
07/25/37 ..................... 230 137,277
Series 2007-18CB, Class 2A25, 6.00%,
08/25/37 ..................... 209 127,899
Series 2007-19, Class 1A4, 6.00%, 08/25/37 1,143 552,392
Series 2007-19, Class 1A8, 6.00%, 08/25/37 556 268,761
Series 2007-25, Class 1A3, 6.50%, 11/25/37 3,035 1,402,554
Series 2007-9T1, Class 1A1, 6.00%,
05/25/37 ..................... 441 212,263
Series 2007-9T1, Class 2A1, 6.00%,
05/25/37 ..................... 3,145 1,413,951
Series 2007-9T1, Class 2A2, 6.00%,
05/25/37 ..................... 540 242,709
Series 2007-AL1, Class A1, (1-mo. CME
Term SOFR at 0.25% Floor + 0.36%),
5.69%, 06/25/37
(a)
............... 5,069 4,010,127
Series 2007-J1, Class 2A5, 6.00%, 03/25/37 1,520 566,558
Series 2007-OA11, Class A1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 1.38% Floor +
1.38%), 6.47%, 11/25/47
(a)
......... 1,264 1,016,372
Series 2007-OA3, Class 1A1, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
5.72%, 04/25/47
(a)
............... 7,556 6,588,607
Series 2007-OA4, Class A1, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%),
5.78%, 05/25/47
(a)
............... 2,913 2,444,974
Series 2007-OA8, Class 2A1, (1-mo. CME
Term SOFR at 0.36% Floor + 0.47%),
5.80%, 06/25/47
(a)
............... 6,052 4,484,625

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Alternative Loan Trust Resecuritization, Series
2006-22R, Class 1A6, 6.00%, 05/25/36 ... USD 944 $ 525,113
American Home Mortgage Assets Trust
Series 2006-3, Class 1A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.97% Floor + 0.97%), 6.06%,
10/25/46
(a)
.................... 7,872 6,377,028
Series 2006-3, Class 2A11, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.94% Floor +
0.94%), 6.03%, 10/25/46
(a)
......... 4,198 2,767,057
Series 2007-3, Class 22A1, 6.75%,
06/25/37
(d)
.................... 484 406,964
Banc of America Funding Trust
(a)
Series 2006-7, Class T2A3, 5.69%, 10/25/36 260 219,645
Series 2006-D, Class 6A1, 3.90%, 05/20/36 247 199,188
Series 2007-D, Class 1A1, (1-mo. CME Term
SOFR at 0.42% Floor + 0.53%), 5.86%,
06/20/47 ..................... 951 729,805
Bear Stearns ALT-A Trust, Series 2006-2, Class
11A1, (1-mo. CME Term SOFR at 0.22%
Floor and 11.50% Cap + 0.55%), 5.88%,
04/25/36
(a)
...................... 3,376 2,957,680
Bear Stearns Asset-Backed Securities I Trust
(d)
Series 2005-AC9, Class A5, 6.25%,
12/25/35 ..................... 601 555,000
Series 2006-AC1, Class 1A2, 6.25%,
02/25/36 ..................... 613 593,526
Bear Stearns Mortgage Funding Trust
(a)
Series 2007-AR2, Class A1, (1-mo. CME
Term SOFR at 0.17% Floor and 10.50%
Cap + 0.45%), 5.78%, 03/25/37 ...... 922 844,324
Series 2007-AR3, Class 1A1, (1-mo. CME
Term SOFR at 0.14% Floor and 10.50%
Cap + 0.25%), 5.58%, 03/25/37 ...... 1,433 1,273,953
Series 2007-AR4, Class 1A1, (1-mo. CME
Term SOFR at 0.20% Floor and 10.50%
Cap + 0.51%), 5.84%, 09/25/47 ...... 1,576 1,408,169
CHL Mortgage Pass-Through Trust
Series 2005-11, Class 4A1, (1-mo. CME
Term SOFR at 0.27% Floor and 10.50%
Cap + 0.38%), 5.71%, 04/25/35
(a)
..... 724 651,290
Series 2005-9, Class 1A1, (1-mo. CME Term
SOFR at 0.60% Floor + 0.71%), 6.04%,
05/25/35
(a)
.................... 2,205 1,809,085
Series 2006-OA4, Class A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.96% Floor +
0.96%), 6.05%, 04/25/46
(a)
......... 2,560 770,242
Series 2007-21, Class 1A1, 6.25%, 02/25/38 137 65,411
Series 2007-J2, Class 2A6, 6.00%, 07/25/37 613 214,931
Series 2007-J2, Class 2A8, 6.00%, 07/25/37 937 328,203
CHNGE Mortgage Trust
(a)(b)
Series 2022-2, Class A1, 3.76%, 03/25/67 . 7,703 7,218,582
Series 2022-3, Class A1, 5.00%, 05/25/67 . 7,894 7,687,163
CitiMortgage Alternative Loan Trust, Series
2007-A1, Class 1A5, 6.00%, 01/25/37 .... 56 49,241
COLT Mortgage Loan Trust, Series 2022-5,
Class A1, 4.55%, 04/25/67
(a) (b)
......... 3,877 3,874,481
CSMC Trust
(b)
Series 2008-2R, Class 1A1, 6.00%,
07/25/37 ..................... 282 234,422
Series 2011-4R, Class 1A2, (1-mo. CME
Term SOFR at 1.50% Floor + 1.61%),
6.94%, 09/27/37
(a)
............... 4,166 3,361,077
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2022-ATH2, Class A1, 4.55%,
05/25/67
(a)
.................... USD 1,399 $ 1,357,393
Deutsche Alt-A Securities Mortgage Loan
Trust, Series 2007-OA4, Class 3A1, (1-mo.
CME Term SOFR at 0.19% Floor + 0.49%),
5.82%, 08/25/47
(a)
................. 9,947 7,910,275
Ellington Financial Mortgage Trust, Series
2021-2, Class A1, 0.93%, 06/25/66
(a) (b)
... 1,958 1,572,233
First Horizon Alternative Mortgage Securities
Trust, Series 2006-AA8, Class 1A1, 5.37%,
02/25/37
(a)
...................... 850 493,231
GCAT Trust, Series 2022-NQM3, Class A1,
4.35%, 04/25/67
(a) (b)
................ 14,066 13,599,854
GMACM Mortgage Loan Trust, Series 2005-
AR2, Class 4A, 3.72%, 05/25/35
(a)
...... 19 15,268
GreenPoint Mortgage Funding Trust
(a)
Series 2006-AR1, Class GA1B, (1-mo. CME
Term SOFR at 0.29% Floor + 0.28%),
5.61%, 02/25/36 ................ 1,908 1,637,000
Series 2006-AR2, Class 4A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 2.00% Floor and
10.50% Cap + 2.00%), 7.09%, 03/25/36 926 808,797
Impac CMB Trust, Series 2005-6, Class 1A1,
(1-mo. CME Term SOFR at 0.50% Floor and
11.00% Cap + 0.61%), 5.94%, 10/25/35
(a)
. 1,106 969,543
IndyMac IMSC Mortgage Loan Trust
Series 2007-F2, Class 1A4, 6.00%, 07/25/37 563 397,416
Series 2007-F2, Class 2A1, 6.50%, 07/25/37 2,227 672,710
IndyMac INDX Mortgage Loan Trust
(a)
Series 2007-AR15, Class 1A1, 3.93%,
08/25/37 ..................... 91 62,736
Series 2007-AR15, Class 2A1, 3.34%,
08/25/37 ..................... 463 322,841
Merrill Lynch Mortgage Investors Trust
(a)
Series 2005-A9, Class 2A1E, 5.63%,
12/25/35 ..................... 285 259,019
Series 2006-1, Class 2A1, 5.35%, 02/25/36 235 228,233
MFA Trust, Series 2023-NQM2, Class A1,
4.40%, 03/25/68
(b) (d)
................ 12,263 11,875,287
MFRA Trust, Series 2022-CHM1, Class M1,
4.57%, 09/25/56
(a) (b)
................ 4,000 3,478,921
Mill City Mortgage Loan Trust, Series 2023-
NQM1, Class A1, 6.05%, 10/25/67
(b) (d)
.... 4,679 4,661,350
Prima Capital CRE Securitization Ltd., Series
2016-6A, Class C, 4.00%, 08/24/40
(b)
.... 16,500 15,157,051
Prime Mortgage Trust, Series 2006-DR1, Class
2A1, 5.50%, 05/25/35
(b)
.............. 271 245,482
RALI Trust, Series 2007-QS4, Class 3A2,
6.00%, 03/25/37 .................. 132 104,502
Ready Capital Mortgage Financing LLC, Series
2022-FL10, Class A, (1-mo. CME Term
SOFR at 2.37% Floor + 2.55%), 7.88%,
10/25/39
(a) (b)
..................... 4,827 4,851,346
Residential Asset Securitization Trust, Series
2006-A15, Class A12, 6.25%, 01/25/37 ... 308 108,707
RFMSI Trust, Series 2007-S7, Class A20,
6.00%, 07/25/37 .................. 31 23,863
Spruce Hill Mortgage Loan Trust, Series 2022-
SH1, Class A1A, 4.10%, 07/25/57
(b) (d)
.... 14,666 13,828,256
Structured Adjustable Rate Mortgage Loan
Trust, Series 2007-3, Class 3A1, 4.35%,
04/25/47
(a)
...................... 184 84,513

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Structured Asset Mortgage Investments II
Trust
(a)
Series 2006-AR2, Class A1, (1-mo. CME
Term SOFR at 0.23% Floor and 10.50%
Cap + 0.57%), 5.90%, 02/25/36 ...... USD 418 $ 351,680
Series 2006-AR4, Class 3A1, (1-mo. CME
Term SOFR at 0.19% Floor and 10.50%
Cap + 0.49%), 5.82%, 06/25/36 ...... 6,687 5,590,793
Series 2006-AR6, Class 2A1, (1-mo. CME
Term SOFR at 0.19% Floor and 10.50%
Cap + 0.49%), 5.82%, 07/25/46 ...... 8,652 5,965,942
Series 2007-AR4, Class GA4B, (1-mo. CME
Term SOFR at 0.18% Floor + 0.47%),
5.80%, 09/25/47 ................ 1,582 1,404,106
Verus Securitization Trust, Series 2022-3, Class
A1, 4.13%, 02/25/67
(b) (d)
............. 9,828 9,199,255
Vista Point Securitization Trust, Series 2020-1,
Class B1, 5.38%, 03/25/65
(a) (b)
......... 2,800 2,758,188
WaMu Mortgage Pass-Through Certificates
Trust
(a)
Series 2007-OA5, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.75% Floor +
0.75%), 5.84%, 06/25/47 .......... 4,816 3,838,256
Series 2007-OA6, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.81% Floor +
0.81%), 5.90%, 07/25/47 .......... 2,636 2,079,507
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
Series 2006-8, Class A5, 4.15%, 10/25/36
(d)
1,017 346,319
Series 2006-AR5, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.98% Floor +
0.98%), 6.07%, 06/25/46
(a)
......... 3,043 2,120,813
Series 2006-AR8, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.85% Floor +
0.85%), 5.94%, 10/25/46
(a)
......... 4,296 3,369,815
Series 2007-OA1, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.72% Floor +
0.72%), 5.81%, 12/25/46
(a)
......... 3,688 2,795,690
Series 2007-OA5, Class A1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.84% Floor
and 999.00% Cap + 0.84%), 5.93%,
05/25/47
(a)
.................... 2,179 1,779,917
233,174,238
Commercial Mortgage-Backed Securities — 3.1%
280 Park Avenue Mortgage Trust, Series 2017-
280P, Class E, (1-mo. CME Term SOFR at
2.37% Floor + 2.42%), 7.74%, 09/15/34
(a) (b)
3,284 3,017,248
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (1-mo. CME Term SOFR at 2.10%
Floor + 2.27%), 7.60%, 04/15/35
(a) (b)
..... 3,467 3,365,904
Atrium Hotel Portfolio Trust, Series 2017-ATRM,
Class D, (1-mo. CME Term SOFR at 1.95%
Floor + 2.25%), 7.57%, 12/15/36
(a) (b)
..... 3,624 3,327,117
BAMLL Commercial Mortgage Securities Trust
(a)
(b)
Series 2017-SCH, Class CL, (1-mo. CME
Term SOFR at 1.50% Floor + 1.55%),
6.87%, 11/15/32 ................ 3,225 3,194,951
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2017-SCH, Class DL, (1-mo. CME
Term SOFR at 2.00% Floor + 2.05%),
7.37%, 11/15/32 ................ USD 3,965 $ 3,929,788
Series 2018-DSNY, Class D, (1-mo. CME
Term SOFR at 1.95% Floor + 2.00%),
7.32%, 09/15/34 ................ 11,982 11,892,282
Bayview Commercial Asset Trust
(a)(b)
Series 2005-2A, Class A1, (1-mo. CME Term
SOFR at 0.47% Floor and 10.11% Cap +
0.58%), 5.91%, 08/25/35 .......... 2,093 1,959,806
Series 2005-3A, Class A1, (1-mo. CME Term
SOFR at 0.48% Floor and 10.80% Cap +
0.59%), 5.92%, 11/25/35 ........... 521 490,024
Series 2007-1, Class A1, (1-mo. CME Term
SOFR at 0.22% Floor + 0.44%), 5.77%,
03/25/37 ..................... 1,615 1,499,777
Series 2007-3, Class A2, (1-mo. CME Term
SOFR + 0.55%), 5.88%, 07/25/37 .... 2,649 2,433,885
Series 2007-4A, Class A1, (1-mo. CME Term
SOFR at 0.45% Floor + 0.79%), 6.12%,
09/25/37 ..................... 656 607,037
Series 2007-6A, Class A4A, (1-mo. CME
Term SOFR at 1.50% Floor + 1.61%),
6.94%, 12/25/37 ................ 1,540 1,327,672
BBCMS Mortgage Trust, Series 2018-CHRS,
Class E, 4.27%, 08/05/38
(a) (b)
.......... 1,750 1,241,009
BB-UBS Trust, Series 2012-SHOW, Class E,
4.03%, 11/05/36
(a) (b)
................ 2,672 2,363,600
BDS LLC, Series 2022-FL12, Class A, (1-mo.
CME Term SOFR at 2.14% Floor + 2.14%),
7.46%, 08/19/38
(a) (b)
................ 2,860 2,870,667
BFLD Trust, Series 2020-EYP, Class E, (1-mo.
CME Term SOFR at 3.70% Floor + 3.81%),
9.14%, 10/15/35
(a) (b)
................ 2,433 266,652
BPR Trust, Series 2021-TY, Class E, (1-mo.
CME Term SOFR at 3.60% Floor + 3.71%),
9.04%, 09/15/38
(a) (b)
................ 4,495 4,438,901
BWAY Mortgage Trust, Series 2013-1515,
Class D, 3.63%, 03/10/33
(b)
........... 3,600 3,133,175
BX Commercial Mortgage Trust
(a)(b)
Series 2019-XL, Class J, (1-mo. CME Term
SOFR at 2.76% Floor + 2.76%), 8.09%,
10/15/36 ..................... 2,810 2,770,281
Series 2021-NWM, Class A, (1-mo. CME
Term SOFR at 0.91% Floor + 1.02%),
6.35%, 02/15/33 ................ 12,383 12,168,109
Series 2021-NWM, Class B, (1-mo. CME
Term SOFR at 2.15% Floor + 2.26%),
7.59%, 02/15/33 ................ 7,261 7,166,699
Series 2021-NWM, Class C, (1-mo. CME
Term SOFR at 4.25% Floor + 4.36%),
9.69%, 02/15/33 ................ 4,795 4,783,313
Series 2021-SOAR, Class G, (1-mo. CME
Term SOFR at 2.80% Floor + 2.91%),
8.24%, 06/15/38 ................ 4,351 4,293,937
Series 2021-VINO, Class F, (1-mo. CME
Term SOFR at 2.92% Floor + 2.92%),
8.24%, 05/15/38 ................ 7,804 7,696,624
Series 2021-XL2, Class F, (1-mo. CME Term
SOFR at 2.24% Floor + 2.36%), 7.68%,
10/15/38 ..................... 7,037 6,966,998
Series 2022-CSMO, Class C, (1-mo. CME
Term SOFR at 3.89% Floor + 3.89%),
9.21%, 06/15/27 ................ 3,670 3,681,469

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BX Trust
(a)(b)
Series 2021-ARIA, Class G, (1-mo. CME
Term SOFR at 3.14% Floor + 3.26%),
8.58%, 10/15/36 ................ USD 1,121 $ 1,086,022
Series 2021-LBA, Class GJV, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
8.44%, 02/15/36 ................ 1,765 1,679,487
Series 2021-LBA, Class GV, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
8.44%, 02/15/36 ................ 5,638 5,415,081
Series 2021-MFM1, Class E, (1-mo. CME
Term SOFR at 2.25% Floor + 2.36%),
7.69%, 01/15/34 ................ 3,586 3,541,279
Series 2021-MFM1, Class F, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
8.44%, 01/15/34 ................ 5,548 5,462,852
Series 2021-VIEW, Class E, (1-mo. CME
Term SOFR at 3.60% Floor + 3.71%),
9.04%, 06/15/36 ................ 7,366 6,814,016
Series 2022-GPA, Class A, (1-mo. CME
Term SOFR at 2.17% Floor + 2.17%),
7.49%, 08/15/39 ................ 14,637 14,673,152
Series 2022-GPA, Class D, (1-mo. CME
Term SOFR at 4.06% Floor + 4.06%),
9.39%, 08/15/43 ................ 4,962 4,973,944
Series 2022-VAMF, Class A, (1-mo. CME
Term SOFR at 0.85% Floor + 0.85%),
6.18%, 01/15/39 ................ 2,180 2,160,925
Series 2023-DELC, Class A, (1-mo. CME
Term SOFR at 2.69% Floor + 2.69%),
8.02%, 05/15/38 ................ 8,500 8,606,250
BXP Trust
(a)(b)
Series 2017-CC, Class D, (1-mo. LIBOR
USD + 0.00%), 3.55%, 08/13/37 ..... 6,800 5,529,947
Series 2021-601L, Class D, 2.78%, 01/15/44 3,863 2,484,050
Citigroup Commercial Mortgage Trust
(a)
Series 2016-C1, Class C, 4.94%, 05/10/49 2,870 2,725,095
Series 2016-GC37, Class C, 4.91%,
04/10/49 ..................... 2,640 2,435,579
COAST Commercial Mortgage Trust, Series
2023-2HTL, Class D, (1-mo. CME Term
SOFR at 4.44% Floor + 4.44%), 9.76%,
08/15/36
(a) (b)
..................... 8,900 8,899,984
Commercial Mortgage Trust
(a)
Series 2013-300P, Class D, 4.39%,
08/10/30
(b)
.................... 2,245 1,824,530
Series 2015-CR23, Class B, 4.18%,
05/10/48 ..................... 9,520 9,235,128
Series 2016-667M, Class D, 3.18%,
10/10/36
(b)
.................... 3,200 2,550,072
CSMC Trust
(a)(b)
Series 2021-980M, Class E, 3.54%,
07/15/31 ..................... 1,450 1,278,831
Series 2021-BHAR, Class E, (1-mo. CME
Term SOFR at 3.50% Floor + 3.61%),
8.94%, 11/15/38 ................ 1,338 1,319,236
Series 2022-LION, Class A, (1-mo. CME
Term SOFR at 3.59% Floor + 3.44%),
8.76%, 02/15/25
(f)
............... 8,800 8,428,799
Series 2022-NWPT, Class A, (1-mo. CME
Term SOFR at 3.14% Floor + 3.14%),
8.47%, 09/09/24 ................ 9,400 9,426,243
DBUBS Mortgage Trust, Series 2017-BRBK,
Class E, (1-mo. LIBOR USD + 0.00%),
3.53%, 10/10/34
(a) (b)
................ 9,073 7,320,762
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (1-mo. CME
Term SOFR at 2.25% Floor + 2.36%),
7.69%, 07/15/38 ................ USD 2,744 $ 2,740,252
Series 2021-ESH, Class E, (1-mo. CME
Term SOFR at 2.85% Floor + 2.96%),
8.29%, 07/15/38 ................ 6,007 5,997,274
GS Mortgage Securities Corp. II
(b)
Series 2005-ROCK, Class J, 5.86%,
05/03/32 ..................... 1,500 1,392,727
Series 2023-SHIP, Class E, 7.43%,
09/10/38
(a)
.................... 8,600 8,615,074
GS Mortgage Securities Corp. Trust
(a)
Series 2015-GC32, Class C, 4.40%,
07/10/48 ..................... 1,075 1,008,885
Series 2022-AGSS, Class A, (1-mo. CME
Term SOFR at 2.79% Floor + 2.69%),
8.02%, 11/15/27
(b)
............... 4,989 5,004,662
Harvest Commercial Capital Loan Trust
(a)(b)
Series 2019-1, Class M4, 4.64%, 09/25/46 . 3,150 2,843,137
Series 2019-1, Class M5, 5.73%, 09/25/46 . 2,000 1,759,573
HONO Mortgage Trust
(a)(b)
Series 2021-LULU, Class E, (1-mo. CME
Term SOFR at 3.35% Floor + 3.46%),
8.79%, 10/15/36 ................ 3,330 3,109,005
Series 2021-LULU, Class F, (1-mo. CME
Term SOFR at 4.40% Floor + 4.51%),
9.84%, 10/15/36 ................ 1,177 1,081,863
ILPT Commercial Mortgage Trust, Series 2022-
LPF2, Class A, (1-mo. CME Term SOFR at
2.25% Floor + 2.25%), 7.57%, 10/15/39
(a) (b)
6,200 6,194,169
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(a)(b)
Series 2016-NINE, Class B, (1-mo. LIBOR
USD + 0.00%), 2.85%, 09/06/38 ..... 4,787 4,387,066
Series 2022-OPO, Class D, 3.45%, 01/05/39 2,909 2,095,767
LUXE Trust, Series 2021-TRIP, Class E, (1-mo.
CME Term SOFR at 2.75% Floor + 2.86%),
8.19%, 10/15/38
(a) (b)
................ 920 920,000
MAD Mortgage Trust, Series 2017-330M, Class
D, 3.84%, 08/15/34
(a) (b)
.............. 3,305 2,512,307
Med Trust
(a)(b)
Series 2021-MDLN, Class F, (1-mo. CME
Term SOFR at 4.00% Floor + 4.11%),
9.44%, 11/15/38 ................ 8,758 8,741,553
Series 2021-MDLN, Class G, (1-mo. CME
Term SOFR at 5.25% Floor + 5.36%),
10.69%, 11/15/38 ............... 9,868 9,849,252
MF1 Multifamily Housing Mortgage Loan
Trust, Series 2021-W10, Class G, (1-mo.
CME Term SOFR at 4.25% Floor + 4.22%),
9.55%, 12/15/34
(a) (b)
................ 3,940 3,695,758
MHP Commercial Mortgage Trust, Series 2021-
STOR, Class J, (1-mo. CME Term SOFR at
3.95% Floor + 4.06%), 9.39%, 07/15/38
(a) (b)
1,277 1,254,618
Morgan Stanley Capital I Trust
(a)
Series 2018-H3, Class C, 4.85%, 07/15/51 1,440 1,288,144
Series 2018-MP, Class E, 4.28%, 07/11/40
(b)
2,112 1,316,116
Series 2018-SUN, Class F, (1-mo. CME
Term SOFR at 2.80% Floor + 2.85%),
8.17%, 07/15/35
(b)
............... 3,060 2,964,719
MTN Commercial Mortgage Trust, Series 2022-
LPFL, Class F, (1-mo. CME Term SOFR at
5.29% Floor + 5.29%), 10.62%, 03/15/39
(a) (b)
6,622 6,191,746
Olympic Tower Mortgage Trust, Series 2017-
OT, Class E, 3.95%, 05/10/39
(a) (b)
....... 8,300 5,273,259

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
PFP Ltd., Series 2022-9, Class A, (1-mo.
CME Term SOFR at 2.27% Floor + 2.27%),
7.60%, 08/19/35
(a) (b)
................ USD 8,590 $ 8,611,475
PKHL Commercial Mortgage Trust, Series
2021-MF, Class G, (1-mo. CME Term
SOFR at 4.35% Floor + 4.46%), 9.79%,
07/15/38
(a) (b)
..................... 1,400 310,576
Taubman Centers Commercial Mortgage
Trust, Series 2022-DPM, Class A, (1-mo.
CME Term SOFR at 2.19% Floor + 2.19%),
7.51%, 05/15/37
(a) (b)
................ 4,250 4,281,875
Velocity Commercial Capital Loan Trust
(a)(b)
Series 2022-1, Class M4, 5.20%, 02/25/52 . 5,625 4,244,490
Series 2023-3, Class M2, 8.27%, 08/25/53 . 1,240 1,258,415
Series 2023-3, Class M3, 9.32%, 08/25/53 . 1,240 1,250,274
Wells Fargo Commercial Mortgage Trust
(a)
Series 2015-NXS3, Class B, 4.50%,
09/15/57 ..................... 1,600 1,547,577
Series 2016-C37, Class C, 4.47%, 12/15/49 2,803 2,579,150
Series 2016-LC25, Class C, 4.33%,
12/15/59 ..................... 8,320 7,548,404
Series 2016-NXS5, Class B, 4.94%,
01/15/59 ..................... 1,875 1,760,443
WMRK Commercial Mortgage Trust, Series
2022-WMRK, Class A, (1-mo. CME Term
SOFR at 2.79% Floor + 2.79%), 8.11%,
11/15/27
(a) (b)
..................... 8,005 8,035,044
350,422,838
Interest Only Commercial Mortgage-Backed Securities — 0.0%
(a)
BBCMS Trust
(b)
Series 2015-SRCH, Class XA, 0.88%,
08/10/35 ..................... 69,861 1,577,092
Series 2015-SRCH, Class XB, 0.19%,
08/10/35 ..................... 35,000 220,245
BX Trust, Series 2022-GPA, Class XCP, 0.00%,
08/15/39
(b)
...................... 375,000 10,988
Commercial Mortgage Trust
Series 2014-UBS5, Class XB2, 0.72%,
09/10/47
(b)
.................... 12,675 41,374
Series 2015-CR25, Class XA, 0.79%,
08/10/48 ..................... 11,370 90,224
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C22, Class XA, 0.77%,
09/15/47 ....................... 4,990 1,219
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(b)
...................... 40,477 651,052
LSTAR Commercial Mortgage Trust, Series
2017-5, Class X, 0.83%, 03/10/50
(b)
..... 31,915 476,508
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C26, Class XD, 1.30%,
10/15/48
(b)
...................... 12,675 228,432
Morgan Stanley Capital I Trust, Series 2016-
UBS9, Class XD, 1.59%, 03/15/49
(b)
..... 13,600 360,123
Natixis Commercial Mortgage Securities Trust
(b)
Series 2017-75B, Class XA, 0.20%,
04/10/37 ..................... 40,610 260,708
Series 2017-75B, Class XB, 0.03%,
04/10/37 ..................... 27,000 44,696
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1, Class XD, 1.24%,
08/15/49
(b)
.................... 11,784 282,868
Series 2016-LC25, Class XA, 0.82%,
12/15/59 ..................... 18,285 320,183
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
WFRBS Commercial Mortgage Trust, Series
2014-C20, Class XB, 0.54%, 05/15/47 ... USD 52,195 $ 15,914
4,581,626
Total Non-Agency Mortgage-Backed Securities — 5 .2%
(Cost: $ 621,728,932 ) .............................. 588,178,702
Preferred Securities
Capital Trusts — 0.9%
Banks — 0.2%
(a)(k)
Banco Bilbao Vizcaya Argentaria SA , (5-Year
EUR Swap Annual + 6.46%), 6.00%
(c)
.... EUR 4,800 5,166,880
Citigroup, Inc. , Series Y , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.00%), 4.15% ................... USD 13 11,975
PNC Financial Services Group, Inc. (The)
Series T , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.60%),
3.40% ....................... 8,025 7,014,169
Series V , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.24%),
6.20% ....................... 989 986,425
Series W , (7-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.81%),
6.25% ....................... 818 792,783
US Bancorp , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.54%),
3.70% ......................... 8,080 7,007,866
20,980,098
Capital Markets — 0.2%
(a)(k)
Bank of New York Mellon Corp. (The) , Series
H , (5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.35%), 3.70% .. 7,425 7,003,553
Charles Schwab Corp. (The)
Series I , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.17%),
4.00% ....................... 1,698 1,588,604
Series H , (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.08%),
4.00% ....................... 12,456 10,509,809
19,101,966
Consumer Finance — 0.2%
(a)(k)
Ally Financial, Inc. , Series B , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.87%), 4.70% ............ 8,075 6,922,984
Capital One Financial Corp. , Series M , (5-Year
US Treasury Yield Curve Rate T Note
Constant Maturity + 3.16%), 3.95% ...... 6,300 5,596,136
Discover Financial Services , Series C , (3-mo.
CME Term SOFR + 3.34%), 5.50% ...... 10,650 9,132,528
General Motors Financial Co., Inc. , Series C ,
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.00%), 5.70% .. 1,220 1,169,799
22,821,447
Electric Utilities — 0.1%
(a)(k)
Edison International
Series A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.70%),
5.38% ....................... 12,367 11,967,399
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.90%),
5.00% ....................... 1,341 1,270,467

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
NRG Energy, Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(b)
................. USD 1,390 $ 1,491,064
14,728,930
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(a) (b) (k)
...................... 1,477 1,462,445
Insurance — 0.0%
MetLife, Inc. , Series G , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.58%), 3.85%
(a) (k)
................. 5,000 4,806,018
Multi-Utilities — 0.1%
Dominion Energy, Inc. , Series C , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.20%), 4.35%
(a) (k)
.......... 7,355 6,885,503
Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer LP
(a)(k)
Series H , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.69%),
6.50% ....................... 1,113 1,090,898
Series G , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.31%),
7.13% ....................... 9,350 9,128,276
10,219,174
Total Capital Trusts — 0 .9%
(Cost: $ 105,327,869 ) .............................. 101,005,581
Shares
Shares
Preferred Stocks — 0.3%
Banks — 0.1%
Banco Bradesco SA (Preference) ......... 2,293,742 6,539,959
Household Products — 0.0%
Henkel AG & Co. KGaA (Preference) ....... 29,870 2,400,833
Technology Hardware, Storage &
Peripherals — 0.2%
Samsung Electronics Co. Ltd. (Preference) .. 457,249 22,822,304
Total Preferred Stocks — 0 .3%
(Cost: $ 23,024,458 ) ............................... 31,763,096
Trust Preferreds — 0.1%
Commercial Services & Supplies — 0.1%
ILFC E-Capital Trust I , (3-mo. CME Term
SOFR at 14.50% Cap + 1.81%),
7.14% , 12/21/65
(a) (b)
................ 6,972,000 5,445,723
Consumer Finance — 0.0%
ILFC E-Capital Trust II , (3-mo. CME
Term SOFR at 14.50% Cap + 2.06%),
7.39% , 12/21/65
(a) (b)
................ 4,944,000 3,945,499
Total Trust Preferreds — 0 .1%
(Cost: $ 11,401,960 ) ............................... 9,391,222
Total Preferred Securities — 1 .3%
(Cost: $ 139,754,287 ) .............................. 142,159,899
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes , Series 2018-W5FX , Class
CFX , (1-mo. LIBOR USD + 0.00%),
3.54% , 04/25/28
(a) (b)
................ USD 4,627 $ 3,969,155
Total U.S. Government Sponsored Agency Securities — 0 .0%
(Cost: $ 4,523,696 ) ............................... 3,969,155
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Bonds ,
2.38% , 01/15/25 .................. 55,919 55,864,362
U.S. Treasury Inflation Linked Notes ,
0.25% , 01/15/25 .................. 57,089 56,113,109
Total U.S. Treasury Obligations — 1 .0%
(Cost: $ 112,136,892 ) .............................. 111,977,471
Shares
Shares
Warrants
Diversified Consumer Services — 0.0%
Carnelian Point Holdings LP (Issued/
Exercisable 07/14/22 , 1 Share for 1
Warrant, Expires 04/26/27 , Strike Price USD
10.00 )
(e) (f)
....................... 1,841 —
Oil, Gas & Consumable Fuels — 0 .0%
California Resources Corp. (Issued/Exercisable
10/23/20 , 1 Share for 1 Warrant, Expires
10/27/24 , Strike Price USD 36.00 )
(e)
..... 1,489 29,125
Total Warrants — 0 .0%
(Cost: $ — ) ..................................... 29,125
Total Long-Term Investments — 94.1%
(Cost: $ 10,238,670,600 ) ............................ 10,563,412,502
Short-Term Securities
Money Market Funds — 12.6%
(q)(r)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.50%
(s)
.................. 153,841,869 153,918,789
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.19% .................... 1,262,310,584 1,262,310,584
Total Short-Term Securities — 12 .6%
(Cost: $ 1,416,229,288 ) ............................ 1,416,229,373
Total Options Purchased — 0 .0%
( Cost: $ 7,498,542 ) ............................... 380,312
Total Investments Before Options Written — 106 .7%
(Cost: $ 11,662,398,430 ) ............................ 11,980,022,187
Total Options Written — (0.0) %
(Premium Received — $ (4,526,667) ) ................... (277,572)

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Investments Sold Short
Par (000)
Pa r (000)
Floating Rate Loan Interests
Leisure Products — (0.0)%
Topgolf Callaway Brands Corp., Term Loan ,
(1-mo. CME Term SOFR + 3.00%),
8.33%
,
03/15/30
(a)
................. USD (137) $ (136,960)
Total Investments Sold Short — (0.0) %
(Proceeds: $ (134,692) ) ............................ (136,960)
Total Investments Net of Options Written — 106 .7%
(Cost: $ 11,657,737,071 ) ............................ 11,979,607,655
Liabilities in Excess of Other Assets — (6.7) % ............. (750,904,484)
Net Assets — 100.0% ...............................
$ 11,228,703,171
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Non-income producing security.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
All or a portion of this security is on loan.
(h)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $7,500,828, representing 0.07% of its net assets as of period end, and an original cost of $7,316,829.
(i)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(j)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)
Perpetual security with no stated maturity date.
(l)
Issuer filed for bankruptcy and/or is in default.
(m)
Convertible security.
(n)
Zero-coupon bond.
(o)
Rounds to less than 1,000.
(p)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(q)
Affiliate of the Fund.
(r)
Annualized 7-day yield as of period end.
(s)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Multi-Asset Income Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/24
Shares
Held at
03/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 153,918,703
(a)
$ — $ — $ 86 $ 153,918,789 153,841,869 $ 372,306
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 518,724,542 743,586,042
(a)
— — — 1,262,310,584 1,262,310,584 12,805,672 —
SL Liquidity Series, LLC, Money
Market Series
(c)
........ 39,735,483 — (42,119,304)
(a)
2,413,220 (29,399) — — — —
iShares Core Dividend Growth
ETF ................ 98,838,363 788,768,176 (519,712,926) 29,643,413 27,257,280 424,794,306 7,316,471 3,756,171 —
iShares iBoxx $ High Yield
Corporate Bond ETF .... 38,971,137 230,225,881 (38,862,610) (2,543,887) 4,438,270 232,228,791 2,987,634 2,640,721 —
iShares iBoxx $ Investment
Grade Corporate Bond
ETF
(c)
.............. 165,612,087 — (161,330,001) (4,158,933) (123,153) — — 1,429,961 —
iShares MBS ETF
(c)
....... 368,351,420 — (366,656,109) (5,402,685) 3,707,374 — — 6,047,271 —
$ 19,951,128 $ 35,250,458 $ 2,073,252,470 $ 27,052,102 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Multi-Asset Income Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bund .............................................................. 4,816 06/06/24 $ 693,008 $ 4,549,969
U.S. Treasury 10-Year Note ................................................... 7,137 06/18/24 790,757 1,292,346
MSCI Emerging Markets E-Mini Index ............................................ 118 06/21/24 6,189 (42,016)
S&P 500 E-Mini Index ....................................................... 62 06/21/24 16,456 (16,652)
U.S. Treasury 5-Year Note .................................................... 15,623 06/28/24 1,671,905 1,835,505
7,619,152
Short Contracts
EUR Currency ............................................................ 2,646 06/17/24 357,921 5,613,369
GBP Currency ............................................................ 3,798 06/17/24 299,733 4,121,703
JPY Currency ............................................................ 347 06/17/24 28,998 778,436
U.S. Treasury 10-Year Note ................................................... 24 06/18/24 2,659 (15,789)
U.S. Treasury Ultra Bond ..................................................... 3 06/18/24 387 3,839
U.S. Treasury 2-Year Note .................................................... 2 06/28/24 409 307
10,501,865
$ 18,121,017
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AED 280,000 USD 76,243 Citibank NA 04/15/24 $ 6
AED 1,035,000 USD 281,827 UBS AG 04/15/24 21
AUD 676,000 USD 438,625 Bank of New York Mellon 04/15/24 2,053
CAD 1,199,000 USD 883,811 Bank of America NA 04/15/24 1,522
CAD 122,000 USD 89,951 Deutsche Bank AG 04/15/24 133
USD 1,902,342 AED 6,984,000 Bank of America NA 04/15/24 483
USD 771,514 AUD 1,175,000 Bank of America NA 04/15/24 5,544
USD 2,002,984 CAD 2,712,000 Bank of America NA 04/15/24 463
USD 1,889,445 CHF 1,590,000 Westpac Banking Corp. 04/15/24 123,867
USD 5,134,118 EUR 4,659,000 Bank of New York Mellon 04/15/24 105,166
USD 825,696 EUR 760,000 Bank of New York Mellon 04/15/24 5,348
USD 163,655 EUR 150,000 Barclays Bank plc 04/15/24 1,744
USD 439,827,562 EUR 403,350,000 BNP Paribas SA 04/15/24 4,449,292
USD 3,350,923 EUR 3,076,000 Deutsche Bank AG 04/15/24 30,671
USD 1,107,960 EUR 1,017,000 Westpac Banking Corp. 04/15/24 10,205
USD 6,029,479 GBP 4,718,000 Barclays Bank plc 04/15/24 74,233
USD 102,376,253 GBP 80,270,000 Deutsche Bank AG 04/15/24 1,056,290
USD 1,160,689 GBP 910,000 Nomura International plc 04/15/24 12,051
USD 402,465 HKD 3,145,000 Bank of America NA 04/15/24 468
USD 614,623 HKD 4,797,000 Deutsche Bank AG 04/15/24 1,466
USD 983,431 JPY 143,609,000 Bank of America NA 04/15/24 32,881
USD 867,043 JPY 126,029,000 UBS AG 04/15/24 32,855
USD 12,612,676 EUR 11,476,251 Bank of New York Mellon 05/16/24 209,595
USD 761,596 EUR 693,067 Nomura International plc 05/16/24 12,557
USD 3,441,226 EUR 3,146,505 BNP Paribas SA 06/20/24 35,607
USD 901,935 EUR 825,000 JPMorgan Chase Bank NA 06/20/24 8,996
USD 3,514,378 EUR 3,216,495 Toronto Dominion Bank 06/20/24 33,005
USD 12,482,672 GBP 9,800,000 Nomura International plc 06/20/24 108,382
USD 1,527,237 GBP 1,199,000 Societe Generale SA 06/20/24 13,280
6,368,184
AED 41,000 USD 11,166 Bank of America NA 04/15/24 (1)
AED 889,000 USD 242,100 Citibank NA 04/15/24 (11)
AUD 1,427,000 USD 955,654 Bank of New York Mellon 04/15/24 (25,408)

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Multi-Asset Income Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
CAD 8,420,000 USD 6,269,265 Deutsche Bank AG 04/15/24 $ (51,999)
CAD 614,000 USD 456,344 UBS AG 04/15/24 (2,971)
EUR 943,000 USD 1,029,199 Bank of New York Mellon 04/15/24 (11,319)
EUR 5,090,000 USD 5,526,049 HSBC Bank plc 04/15/24 (31,874)
GBP 204,000 USD 259,954 Bank of America NA 04/15/24 (2,457)
GBP 2,501,000 USD 3,183,228 Bank of New York Mellon 04/15/24 (26,367)
GBP 22,000 USD 28,221 Westpac Banking Corp. 04/15/24 (452)
HKD 2,622,000 USD 335,953 Bank of New York Mellon 04/15/24 (806)
HKD 426,000 USD 54,488 UBS AG 04/15/24 (36)
JPY 111,919,000 USD 752,946 Bank of America NA 04/15/24 (12,152)
JPY 718,420,000 USD 5,037,287 Bank of New York Mellon 04/15/24 (282,055)
KRW 1,042,586,000 USD 793,535 Citibank NA 04/15/24 (20,566)
NZD 8,715,000 USD 5,467,789 Deutsche Bank AG 04/15/24 (260,952)
NZD 155,000 USD 94,440 Westpac Banking Corp. 04/15/24 (1,834)
SGD 435,000 USD 328,548 Bank of America NA 04/15/24 (6,192)
USD 769,825 AED 2,827,000 Bank of America NA 04/15/24 (13)
USD 544,585 CAD 739,000 Bank of America NA 04/15/24 (1,087)
USD 1,487,976 EUR 1,380,000 Citibank NA 04/15/24 (1,604)
USD 329,272 GBP 262,000 Bank of New York Mellon 04/15/24 (1,435)
USD 2,316,557 GBP 1,840,000 Morgan Stanley & Co. International plc 04/15/24 (5,964)
EUR 6,279,105 USD 6,830,249 JPMorgan Chase Bank NA 05/16/24 (44,039)
(791,594)
$ 5,576,590
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
U.S. Treasury 10-Year Note ..................... 91 04/26/24 USD 109.00 USD 9,100 $ 12,797
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
S&P 500 Index .......... Bank of America NA 137,709 04/19/24 USD 4,750.00 USD 723,571 $ 367,515
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
U.S. Treasury 10-Year Note ...................... 91 04/26/24 USD 106.50 USD 9,100 $ (1,422)
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
S&P 500 Index ............. Bank of America NA 137,709 04/19/24 USD 4,600.00 USD 723,571 $ (276,150)

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Multi-Asset Income Portfolio

Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American High Yield Index
Series 41.V2 ..................... 5 .00 % Quarterly 12/20/28 USD 2,792 $ (209,024) $ (98,800) $ (110,224)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
Investment Grade Index
Series 42.V1 ....... 1 .00 % Quarterly 06/20/29 B+ USD 1,190 $ 29,371 $ 25,998 $ 3,373
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
AutoZone, Inc. ............ 1 .00 % Quarterly JPMorgan Chase Bank NA 06/20/29 USD 1,520 $ (52,822) $ (48,250) $ (4,572)
Conagra Brands, Inc. ....... 1 .00 Quarterly Bank of America NA 06/20/29 USD 850 (18,983) (16,354) (2,629)
CVS Health Corp. ......... 1 .00 Quarterly Bank of America NA 06/20/29 USD 1,520 (42,685) (39,949) (2,736)
Dow Chemical Co. (The) ..... 1 .00 Quarterly Bank of America NA 06/20/29 USD 1,520 (26,173) (23,334) (2,839)
DR Horton, Inc. ........... 1 .00 Quarterly Bank of America NA 06/20/29 USD 1,520 (39,908) (36,062) (3,846)
Lowe's Cos., Inc. .......... 1 .00 Quarterly Bank of America NA 06/20/29 USD 1,520 (49,875) (44,048) (5,827)
Tyson Foods, Inc. ......... 1 .00 Quarterly Bank of America NA 06/20/29 USD 1,520 (29,295) (26,226) (3,069)
$ – $ – $ –
$ (259,741) $ (234,223) $ (25,518)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Virgin Media Finance plc . 5 .00 % Quarterly
JPMorgan Chase Bank
NA 12/20/25 B- EUR 360 $ 24,096 $ 19,666 $ 4,430
TK Elevator Holdco GmbH 5 .00 Quarterly
Goldman Sachs
International 12/20/26 CCC+ EUR 476 32,830 10,689 22,141
CMA CGM SA ........ 5 .00 Quarterly
Morgan Stanley & Co.
International plc 06/20/27 NR EUR 1,090 127,923 179,043 (51,120)
ADLER Real Estate AG . 5 .00 Quarterly Bank of America NA 12/20/27 NR EUR 304 (15,820) (51,742) 35,922
ADLER Real Estate AG . 5 .00 Quarterly Barclays Bank plc 12/20/27 NR EUR 513 (26,729) (85,173) 58,444
ADLER Real Estate AG . 5 .00 Quarterly Barclays Bank plc 12/20/27 NR EUR 183 (9,509) (30,302) 20,793
ADLER Real Estate AG . 5 .00 Quarterly Citibank NA 12/20/27 NR EUR 149 (7,756) (25,441) 17,685
ADLER Real Estate AG . 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 NR EUR 312 (16,231) (52,627) 36,396
ADLER Real Estate AG . 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 NR EUR 226 (11,769) (38,109) 26,340
Bank of America Corp. .. 1 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/28 A- USD 3,670 77,635 19,749 57,886
Forvia SE ........... 5 .00 Quarterly Barclays Bank plc 06/20/29 BB EUR 828 115,490 114,130 1,360

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Multi-Asset Income Portfolio

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Ziggo Bond Co. BV .... 5 .00 % Quarterly Bank of America NA 06/20/29 B- EUR 474 $ 30,832 $ 39,593 $ (8,761)
$ 320,992 $ 99,476 $ 221,516
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/24 USD 8,000 $ (9,444) $ (9,444) $ —
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination BNP Paribas SA 09/20/24 USD 15,000 (37,707) (2,126) (35,581)
$ (47,151) $ (11,570) $ (35,581)
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly HSBC Bank plc
(b)
02/10/28 $ 398,694 $ (4,336)
(c)
$ 383,349 0 .0%
(b)
Range: 90 basis points
Benchmarks: USD - 1D Overnight Bank Funding Rate (OBFR01)
(b) HSBC
(c)
Amount includes $11,009 of net dividends and financing fees.

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Multi-Asset Income Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
The following table represents the individual long positions and related values of equity securities underlying the total return swap with HSBC Bank plc, as of period end, termination date February 10, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Vietnam
Vietnam Dairy Products JSC .. 140,400 $ 383,349 100 .0%
Net Value of Reference Entity — HSBC Bank plc
$ 383,349
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 5 .32%
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 1,667,739,169 $ — $ 1,667,739,169
Common Stocks
Aerospace & Defense .................................... 27,128,785 16,181,295 — 43,310,080
Air Freight & Logistics .................................... 14,230,579 1,364,466 — 15,595,045
Automobile Components .................................. 6,147,247 — — 6,147,247
Automobiles .......................................... 9,401,690 11,073,511 — 20,475,201
Banks ............................................... 116,661,227 118,082,044 95 234,743,366
Beverages ........................................... 10,148,426 26,489,022 — 36,637,448
Biotechnology ......................................... 23,677,006 709,451 — 24,386,457
Broadline Retail ........................................ 5,262,019 8,728,534 — 13,990,553
Building Products ....................................... 25,568,386 7,718,298 — 33,286,684
Capital Markets ........................................ 56,003,939 12,808,111 — 68,812,050
Chemicals ............................................ 7,125,521 32,632,006 — 39,757,527
Commercial Services & Supplies ............................. 17,293,406 — — 17,293,406
Communications Equipment ................................ 7,854,487 6,312,969 — 14,167,456

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Multi-Asset Income Portfolio

Level 1 Level 2 Level 3 Total
Construction & Engineering ................................ $ 459,858 $ 12,832,492 $ — $ 13,292,350
Construction Materials .................................... — 4,023,469 — 4,023,469
Consumer Finance ...................................... 10,216,431 — 7,593,104 17,809,535
Consumer Staples Distribution & Retail ........................ 30,749,610 6,888,522 — 37,638,132
Containers & Packaging .................................. 11,761,636 — — 11,761,636
Diversified REITs ....................................... 8,850,048 2,052,144 — 10,902,192
Diversified Telecommunication Services ........................ 33,298,895 38,635,845 — 71,934,740
Electric Utilities ........................................ 124,650,274 16,758,257 — 141,408,531
Electrical Equipment ..................................... 24,098,949 9,990,638 — 34,089,587
Electronic Equipment, Instruments & Components ................. 7,730,187 15,000,011 — 22,730,198
Energy Equipment & Services .............................. 14,971,385 — — 14,971,385
Entertainment ......................................... — 2,797,422 — 2,797,422
Financial Services ...................................... 35,663,048 — 787,724 36,450,772
Food Products ......................................... 33,365,152 33,218,738 — 66,583,890
Gas Utilities ........................................... — 14,026,454 — 14,026,454
Ground Transportation ................................... 45,708,583 4,288,499 — 49,997,082
Health Care Equipment & Supplies ........................... 26,564,912 4,519,772 — 31,084,684
Health Care Providers & Services ............................ 72,289,228 6,385,702 317,722 78,992,652
Health Care REITs ...................................... 35,753,896 18,798,478 — 54,552,374
Hotels, Restaurants & Leisure .............................. 5,219,047 5,244,648 — 10,463,695
Household Durables ..................................... 8,540,800 16,319,878 — 24,860,678
Household Products ..................................... — 2,270,055 — 2,270,055
Independent Power and Renewable Electricity Producers ............ 2,002,017 1,679,575 — 3,681,592
Industrial Conglomerates .................................. — 13,392,491 — 13,392,491
Industrial REITs ........................................ 28,906,823 32,951,347 — 61,858,170
Insurance ............................................ 35,818,509 49,875,320 — 85,693,829
Interactive Media & Services ............................... 15,730,364 3,984,579 — 19,714,943
IT Services ........................................... 34,193,393 12,715,142 — 46,908,535
Leisure Products ....................................... 5,096,182 — — 5,096,182
Life Sciences Tools & Services .............................. 3,769,788 2,597,522 — 6,367,310
Machinery ............................................ 25,335,287 14,671,066 — 40,006,353
Marine Transportation .................................... 933,933 222,651 — 1,156,584
Media ............................................... 17,193,155 10,094,177 600,848 27,888,180
Metals & Mining ........................................ 9,360,434 9,861,733 66 19,222,233
Multi-Utilities .......................................... 43,031,161 17,357,711 — 60,388,872
Office REITs .......................................... 18,102,080 — — 18,102,080
Oil, Gas & Consumable Fuels ............................... 108,352,361 82,159,802 45 190,512,208
Paper & Forest Products .................................. — 2,006,663 — 2,006,663
Personal Care Products .................................. 1,365,620 22,208,658 — 23,574,278
Pharmaceuticals ....................................... 23,614,180 122,517,984 — 146,132,164
Professional Services .................................... 51,679,158 27,214,119 — 78,893,277
Real Estate Management & Development ....................... 4,642,089 24,649,963 — 29,292,052
Residential REITs ....................................... 27,445,807 — — 27,445,807
Retail REITs .......................................... — 13,966,485 — 13,966,485
Semiconductors & Semiconductor Equipment .................... 129,467,855 11,753,959 — 141,221,814
Software ............................................. 61,294,650 1,617,535 — 62,912,185
Specialized REITs ...................................... 94,878,501 — — 94,878,501
Specialty Retail ........................................ 11,744,410 3,025,186 — 14,769,596
Technology Hardware, Storage & Peripherals .................... 25,848,427 21,515,706 — 47,364,133
Textiles, Apparel & Luxury Goods ............................ 4,410,607 28,033,150 — 32,443,757
Tobacco ............................................. 12,359,996 13,814,773 — 26,174,769
Trading Companies & Distributors ............................ — 7,420,335 — 7,420,335
Transportation Infrastructure ............................... 20,286,374 68,567,731 — 88,854,105
Water Utilities ......................................... — 3,019,891 — 3,019,891
Wireless Telecommunication Services ......................... 5,864,291 17,862,133 3 23,726,427
Corporate Bonds
Aerospace & Defense .................................... — 56,397,701 — 56,397,701
Air Freight & Logistics .................................... — 314,894 — 314,894
Automobile Components .................................. — 34,877,608 — 34,877,608
Automobiles .......................................... — 17,588,169 — 17,588,169
Banks ............................................... — 397,597,124 — 397,597,124
Beverages ........................................... — 986,660 — 986,660
Biotechnology ......................................... — 17,512,618 — 17,512,618
Broadline Retail ........................................ — 6,856,265 — 6,856,265
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Multi-Asset Income Portfolio

Level 1 Level 2 Level 3 Total
Building Products ....................................... $ — $ 9,886,167 $ — $ 9,886,167
Capital Markets ........................................ — 116,530,301 — 116,530,301
Chemicals ............................................ — 45,520,373 — 45,520,373
Commercial Services & Supplies ............................. — 49,351,955 — 49,351,955
Communications Equipment ................................ — 6,923,277 — 6,923,277
Construction & Engineering ................................ — 11,448,373 — 11,448,373
Construction Materials .................................... — 4,327,232 — 4,327,232
Consumer Finance ...................................... — 36,071,555 — 36,071,555
Consumer Staples Distribution & Retail ........................ — 18,705,083 — 18,705,083
Containers & Packaging .................................. — 46,032,492 — 46,032,492
Distributors ........................................... — 1,856,150 — 1,856,150
Diversified Consumer Services .............................. — 9,820,402 — 9,820,402
Diversified REITs ....................................... — 17,599,885 — 17,599,885
Diversified Telecommunication Services ........................ — 106,224,902 — 106,224,902
Electric Utilities ........................................ — 63,052,761 — 63,052,761
Electrical Equipment ..................................... — 1,734,094 — 1,734,094
Electronic Equipment, Instruments & Components ................. — 1,831,821 — 1,831,821
Energy Equipment & Services .............................. — 46,743,286 — 46,743,286
Entertainment ......................................... — 7,407,181 — 7,407,181
Financial Services ...................................... — 67,619,954 7,223,635 74,843,589
Food Products ......................................... — 13,847,456 — 13,847,456
Gas Utilities ........................................... — 11,074,479 — 11,074,479
Ground Transportation ................................... — 14,450,768 — 14,450,768
Health Care Equipment & Supplies ........................... — 17,732,651 — 17,732,651
Health Care Providers & Services ............................ — 36,302,620 — 36,302,620
Health Care REITs ...................................... — 2,195,985 — 2,195,985
Health Care Technology .................................. — 6,696,088 — 6,696,088
Hotel & Resort REITs .................................... — 6,709,531 — 6,709,531
Hotels, Restaurants & Leisure .............................. — 89,820,000 — 89,820,000
Household Durables ..................................... — 9,370,657 — 9,370,657
Household Products ..................................... — 1,134,920 — 1,134,920
Independent Power and Renewable Electricity Producers ............ — 8,447,003 — 8,447,003
Industrial Conglomerates .................................. — 12,633,312 — 12,633,312
Insurance ............................................ — 106,501,202 — 106,501,202
Interactive Media & Services ............................... — 1,095,808 — 1,095,808
IT Services ........................................... — 19,269,257 — 19,269,257
Leisure Products ....................................... — 1,676,193 — 1,676,193
Life Sciences Tools & Services .............................. — 4,581,731 — 4,581,731
Machinery ............................................ — 28,900,900 — 28,900,900
Marine Transportation .................................... — 2,031,818 — 2,031,818
Media ............................................... — 86,270,398 — 86,270,398
Metals & Mining ........................................ — 34,993,714 — 34,993,714
Mortgage Real Estate Investment Trusts (REITs) .................. — 2,140,784 — 2,140,784
Multi-Utilities .......................................... — 7,737,294 — 7,737,294
Office REITs .......................................... — 3,616,360 — 3,616,360
Oil, Gas & Consumable Fuels ............................... — 134,675,551 — 134,675,551
Paper & Forest Products .................................. — 5,509,810 — 5,509,810
Passenger Airlines ...................................... — 8,690,324 — 8,690,324
Personal Care Products .................................. — 909,265 — 909,265
Pharmaceuticals ....................................... — 39,041,064 — 39,041,064
Professional Services .................................... 913,351 6,932,546 — 7,845,897
Real Estate Management & Development ....................... — 18,468,883 — 18,468,883
Residential REITs ....................................... — 1,726,084 — 1,726,084
Retail REITs .......................................... — 4,696,776 — 4,696,776
Semiconductors & Semiconductor Equipment .................... — 16,105,686 — 16,105,686
Software ............................................. — 56,040,415 — 56,040,415
Specialized REITs ...................................... — 8,603,079 — 8,603,079
Specialty Retail ........................................ — 17,901,529 — 17,901,529
Technology Hardware, Storage & Peripherals .................... — 3,602,501 — 3,602,501
Textiles, Apparel & Luxury Goods ............................ — 3,147,457 — 3,147,457
Tobacco ............................................. — 5,252,356 — 5,252,356
Trading Companies & Distributors ............................ — 23,813,136 — 23,813,136
Transportation Infrastructure ............................... — 6,541,148 — 6,541,148
Wireless Telecommunication Services ......................... — 48,587,385 — 48,587,385
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Multi-Asset Income Portfolio

Level 1 Level 2 Level 3 Total
Equity-Linked Notes ...................................... $ — $ 1,533,256,884 $ — $ 1,533,256,884
Fixed Rate Loan Interests
Diversified Telecommunication Services ........................ — 683,932 689,818 1,373,750
Financial Services ...................................... — — 13,201,779 13,201,779
Health Care Technology .................................. — 1,015,268 — 1,015,268
Media ............................................... — 1,140,039 796,000 1,936,039
Floating Rate Loan Interests
Aerospace & Defense .................................... — 25,806,372 — 25,806,372
Automobile Components .................................. — 5,571,885 3,169,905 8,741,790
Automobiles .......................................... — — 2,385,040 2,385,040
Beverages ........................................... — 6,909,478 — 6,909,478
Broadline Retail ........................................ — 7,542,673 — 7,542,673
Building Products ....................................... — 8,574,747 — 8,574,747
Capital Markets ........................................ — 19,993,035 — 19,993,035
Chemicals ............................................ — 27,435,624 — 27,435,624
Commercial Services & Supplies ............................. — 30,739,724 672,967 31,412,691
Communications Equipment ................................ — 3,812,682 — 3,812,682
Construction & Engineering ................................ — 8,938,376 — 8,938,376
Construction Materials .................................... — 7,930,947 528,929 8,459,876
Consumer Staples Distribution & Retail ........................ — 2,473,524 12,628,458 15,101,982
Containers & Packaging .................................. — 8,203,359 — 8,203,359
Distributors ........................................... — 1,969,235 — 1,969,235
Diversified Consumer Services .............................. — 13,877,095 — 13,877,095
Diversified REITs ....................................... — 754,256 — 754,256
Diversified Telecommunication Services ........................ — 17,202,136 1,408,631 18,610,767
Electric Utilities ........................................ — 1,188,773 — 1,188,773
Electrical Equipment ..................................... — 2,528,086 — 2,528,086
Electronic Equipment, Instruments & Components ................. — 1,575,346 — 1,575,346
Energy Equipment & Services .............................. — 161,364 20,536 181,900
Entertainment ......................................... — 33,250,179 — 33,250,179
Financial Services ...................................... — 23,947,260 76,970,741 100,918,001
Food Products ......................................... — 17,093,672 — 17,093,672
Ground Transportation ................................... — 5,069,767 — 5,069,767
Health Care Equipment & Supplies ........................... — 14,885,861 — 14,885,861
Health Care Providers & Services ............................ — 14,040,858 — 14,040,858
Health Care Technology .................................. — 23,725,098 — 23,725,098
Hotels, Restaurants & Leisure .............................. — 51,737,906 7,697,770 59,435,676
Household Durables ..................................... — 13,033,370 — 13,033,370
Household Products ..................................... — 522,814 — 522,814
Independent Power and Renewable Electricity Producers ............ — 3,408,691 — 3,408,691
Industrial Conglomerates .................................. — 3,161,894 — 3,161,894
Insurance ............................................ — 33,964,879 — 33,964,879
IT Services ........................................... — 24,893,904 — 24,893,904
Leisure Products ....................................... — 1,437,002 — 1,437,002
Life Sciences Tools & Services .............................. — 12,689,563 — 12,689,563
Machinery ............................................ — 40,169,303 796,322 40,965,625
Media ............................................... — 7,601,350 1,247,278 8,848,628
Oil, Gas & Consumable Fuels ............................... — 13,621,278 3,090,000 16,711,278
Passenger Airlines ...................................... — 11,798,108 — 11,798,108
Pharmaceuticals ....................................... — 16,711,821 — 16,711,821
Professional Services .................................... — 30,913,849 1,111,899 32,025,748
Real Estate Management & Development ....................... — 1,208,680 507,363 1,716,043
Semiconductors & Semiconductor Equipment .................... — 3,483,884 — 3,483,884
Software ............................................. — 63,825,051 — 63,825,051
Specialty Retail ........................................ — 8,938,838 607,964 9,546,802
Textiles, Apparel & Luxury Goods ............................ — 1,064,073 — 1,064,073
Trading Companies & Distributors ............................ — 13,570,761 1,115,239 14,686,000
Transportation Infrastructure ............................... — 3,012,598 1,250,232 4,262,830
Wireless Telecommunication Services ......................... — 3,095,391 — 3,095,391
Foreign Agency Obligations ................................. — 44,019,558 — 44,019,558
Foreign Government Obligations .............................. — 49,495,885 — 49,495,885
Investment Companies .................................... 657,023,097 — — 657,023,097
Non-Agency Mortgage-Backed Securities ........................ — 579,749,903 8,428,799 588,178,702
Preferred Securities
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Multi-Asset Income Portfolio

Level 1 Level 2 Level 3 Total
Banks ............................................... $ 6,539,959 $ 20,980,098 $ — $ 27,520,057
Capital Markets ........................................ — 19,101,966 — 19,101,966
Commercial Services & Supplies ............................. — 5,445,723 — 5,445,723
Consumer Finance ...................................... — 26,766,946 — 26,766,946
Electric Utilities ........................................ — 14,728,930 — 14,728,930
Household Products ..................................... — 2,400,833 — 2,400,833
Independent Power and Renewable Electricity Producers ............ — 1,462,445 — 1,462,445
Insurance ............................................ — 4,806,018 — 4,806,018
Multi-Utilities .......................................... — 6,885,503 — 6,885,503
Oil, Gas & Consumable Fuels ............................... — 10,219,174 — 10,219,174
Technology Hardware, Storage & Peripherals .................... — 22,822,304 — 22,822,304
U.S. Government Sponsored Agency Securities .................... — 3,969,155 — 3,969,155
U.S. Treasury Obligations ................................... — 111,977,471 — 111,977,471
Warrants .............................................. 29,125 — — 29,125
Short-Term Securities
Money Market Funds ...................................... 1,416,229,373 — — 1,416,229,373
Options Purchased
Equity contracts .......................................... — 367,515 — 367,515
Interest rate contracts ...................................... 12,797 — — 12,797
Unfunded Floating Rate Loan Interests
(a)
.............................. — 544 — 544
Liabilities
Investment Sold Short
Floating Rate Loan Interests ................................. — (136,960) — (136,960)
Unfunded Floating Rate Loan Interests
(a)
.............................. — (995) (47,730) (48,725)
$ 3,759,869,811 $ 8,065,166,053 $ 154,801,182 $ 11,979,837,046
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 284,770 $ — $ 284,770
Foreign currency exchange contracts ............................ 10,513,508 6,368,184 — 16,881,692
Interest rate contracts ....................................... 7,681,966 — — 7,681,966
Liabilities
Credit contracts ........................................... — (195,623) — (195,623)
Equity contracts ........................................... (58,668) (280,486) — (339,154)
Foreign currency exchange contracts ............................ — (791,594) — (791,594)
Interest rate contracts ....................................... (17,211) (35,581) — (52,792)
$ 18,119,595 $ 5,349,670 $ — $ 23,469,265
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Unfunded
Floating
Rate Loan
Interests Total
Investments
Assets/Liabilities
Opening balance, as of July 31, 2023 ............................ $ 2,509,652 $ 2,686,089 $ 1 $ — $ 184,131,906 $ 7,891,292 $ (268,124) $ 196,950,816
Transfers into Level 3 ...................................... — 6,961,447 — — 6,772,444 — — 13,733,891
Transfers out of Level 3 ..................................... (2,509,652) — — — (5,498,438) — — (8,008,090)
Accrued discounts/premiums .................................. — — 42,880 — 111,241 (1,452) — 152,669
Net realized loss .......................................... — (13,990,268) (8,557,252) — (1,456,922) — — (24,004,442)
Net change in unrealized appreciation (depreciation)
(a) (b)
................ — 20,200,449 9,419,261 (4,000) (5,102,354) 538,959 220,394 25,272,709
Purchases .............................................. — 1,214,243 7,469,543 14,691,597 15,951,184 8,668,000 — 47,994,567
Sales ................................................. — (7,772,353) (1,150,798) — (79,699,787) (8,668,000) — (97,290,938)
Closing balance, as of March 31, 2024 ...........................
$ — $ 9,299,607 $ 7,223,635 $ 14,687,597 $ 115,209,274 $ 8,428,799 $ (47,730) $ 154,801,182
Net change in unrealized appreciation (depreciation) on investments still held at
March 31, 2024
(b)
.......................................
$ — $ 1,694,724 $ (288,788) $ (4,000) $ (10,535,101) $ (329,556) $ 220,394 $ (9,242,327)
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Multi-Asset Income Portfolio

(a)
Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.
Currency Abbreviation
AED United Arab Emirates Dirham
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CNY Chinese Yuan
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
KRW South Korean Won
NZD New Zealand Dollar
SEK Swedish Krona
SGD Singapore Dollar
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
JSC Joint Stock Company
LIBOR London Interbank Offered Rate
MBS Mortgage-Backed Securities
MSCI Morgan Stanley Capital International
NVDR Non-Voting Depository Receipts
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate